SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITES                                   [ ]
   ACT OF 1933 (File No. 2-39663)

Pre-effective Amendment No.                                                  [ ]
--------------------------------------------------------------------------------
Post-Effective Amendment No. 53                                              [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]
   COMPANY ACT OF 1940 (File No. 811-2168)

Amendment No. 33                                                             [ ]
(Check appropriate box or boxes)

                            ACTIVA MUTUAL FUND TRUST

               (Exact Name of Registrant as Specified in Charter)
2905 Lucerne Dr SE, Suite 200, Grand Rapids, Michigan                 49546-7116
(Address of Principal Executive Office)                               (Zip Code)

       Registrant's Telephone Number, including Area Code: (616) 787-6288

               Allan D. Engel, President, Secretary, and Treasurer
                               Activa Mutual Fund
                         2905 Lucerne Dr, SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [X] 60 days after filing pursuant to paragraph (a) (1)
  [ ] on (date) pursuant to paragraph (a) (1)
  [ ] 75 days after filing pursuant to paragraph (a) (2)
  [ ] on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

The Exhibit Index begins on Page C-1.

                               ACTIVA MUTUAL FUND

                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class A

ACTIVA MUTUAL FUNDS                                                   ACTIVA MUTUAL FUNDS LOGO
2905 LUCERNE SE, SUITE 200
GRAND RAPIDS MICHIGAN 49546                                                  PROSPECTUS
(616) 787-6288
(800) 346-2670                                             ACTIVA MUTUAL FUNDS.

Contents                                      Page         ACTIVA MONEY MARKET FUND
Facts at a Glance                                            Sub-Adviser: JP Morgan Investment
Activa Money Market Fund                                             Management Inc.
Activa Intermediate Bond Fund                              ACTIVA INTERMEDIATE BOND FUND
Activa Value Fund                                            Sub-Adviser: McDonnell Investment
Activa Growth Fund                                                   Management, LLC
Activa International Fund                                  ACTIVA VALUE FUND
Expenses                                                     Sub-Adviser: Wellington Management Co. LLP
Organization and Management                                ACTIVA GROWTH FUND
   Organization of the Funds                                 Sub-Adviser: State Street Research &
   Investment Management                                             Management Company
   The Sub-Advisers                                        ACTIVA INTERNATIONAL FUND
   Fundamental Investment Policies                           Sub-Adviser: Nicholas-Applegate Capital
   Pricing of Fund Shares                                            Management
   Purchase of Shares
   How Shares are Redeemed                                 A  selection  of stock,  bond,  and money  market
   Exchange Privilege                                   funds, managed by professional  advisers,  which are
   Customer Identification Program                      designed  to help  investors  meet  their  financial
   Additional Account Policies                          goals.
   Internet Address                                        As with all  mutual  funds,  the  Securities  and
   Retirement Plans                                     Exchange  Commission has not approved or disapproved
   Dividend & Capital Gain                              these  securities  or passed  upon the  accuracy  of
      Distributions to Shareholders                     this   Prospectus.   Any   representation   to   the
   Tax Consequences                                     contrary is a criminal offense.
   Distribution Plan
   Shareholder Inquiries
Risk Factors and Special Consideration
   General Investment Risks
   International Investment Risks
       and Considerations
   General Fixed Income
      Securities Risks
   Other Risks
   Special Considerations

Financial Highlights                                    The date of this Prospectus is April 27, 2004.

Printed in U.S.A.

                               ACTIVA MUTUAL FUNDS

                                FACTS AT A GLANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   Each of the five Activa mutual funds (the "Funds") seeks as high a return over time as is consistent with its particular investment strategy and level of potential risk. There is no assurance the funds will achieve their objective.

STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Activa Money Market Fund. A money market fund which seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund invests in high quality money market securities. Risk. Lowest potential risk.

   Activa Intermediate Bond Fund. A bond fund which seeks as high a level of income as is consistent with moderate risk of capital and maintenance of liquidity. The Fund invests primarily in marketable debt securities. Risk. Greater risk than the money market fund, but less risk than funds which invest in common stocks.

   Activa Value Fund. A stock fund which seeks long-term growth of capital. The Fund invests primarily in stocks believed by the Fund to be undervalued by the marketplace with above-average potential for capital - appreciation. Risk. Lower risk than a fund investing in growth stocks, but greater risk than a bond fund.

   Activa Growth Fund. A stock fund which seeks long-term growth of capital appreciation. The Fund invests primarily in stocks believed by the Fund to have long-term growth potential. Risk. Lower risk than an international fund, but greater than a value fund.

   Activa International Fund. A stock fund which seeks maximum long-term capital appreciation. The Fund invests primarily in common stocks of non-U.S. companies which the Fund believes have the potential for above-average growth or earnings. Risk. The Fund's share price will fluctuate with changes in market, economic, and foreign currency exchange conditions. High potential risk.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

   Activa Asset Management, LLC is responsible for the overall administration and management of each fund. Day-to-day decisions with respect to the purchase and sale of securities are made by each Fund's Sub-Adviser. The Sub-Advisers have been selected by Activa Asset Management, LLC and the Board of Trustees of each Fund.

                                                                   HIGHER RISK

                                                                   THE ACTIVA
                                                                   INTERNATIONAL
                                                                   FUND

                                                   THE ACTIVA
                                                   GROWTH FUND

   LOWER RISK

                                      THE ACTIVA
                                      VALUE FUND

                      THE ACTIVA
                      INTERMEDIATE
                      BOND FUND

       THE ACTIVA
       MONEY MARKET
       FUND

                               ACTIVA MUTUAL FUNDS

                            ACTIVA MONEY MARKET FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests in a broad spectrum of high-quality U.S. dollar-denominated money market securities. The Fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. The average weighted maturity of the securities held by the fund will not exceed 90 days.

   The Fund's Sub-Adviser, J.P. Morgan Investment Management Inc., analyzes a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, in order to establish the desired dollar weighted average maturity for the Fund. Investments are made across different sectors for diversification and to take advantage of yield spreads.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. For example, the issuer or guarantor of a portfolio security could default on its obligation. Or an unexpected rise in interest rates could lead to a loss in share price. To the extent that the fund invests in foreign securities, the Fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. For additional information regarding risk factors, please see "Risk and Special Considerations" starting on page 19.

   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PAST PERFORMANCE
--------------------------------------------------------------------------------

   The two tables below show the Fund's annual returns and its long-term performance since inception. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second shows the Fund's performance over time. As with all mutual funds, past performance is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN OF THE ACTIVA MONEY MARKET FUND
2000    5.96%
2001    3.66%
2002    1.14%
2003    0.47%


During the periods shown in the chart, the Fund's highest return for a quarter was 1.52% (quarters ending September 30, 2000 and December 31, 2000), and the Fund's lowest return for a quarter was 0.08% (quarter ending December 31, 2003).

                                          Average Annual Total Return
                                      Periods Ended December 31, 2003

                                     One Year           Since Inception 8/30/99

         Activa Money Market Fund      0.47%                     2.96%
                                       ----

                          ACTIVA INTERMEDIATE BOND FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks as high a level of current income as is consistent with moderate risk of capital and maintenance of liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

   The Fund invests primarily in investment-grade debt securities, including U.S. Government and agency securities, corporate bonds, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. The Fund will purchase only securities that are rated within the four highest categories (AAA, AA, A, BBB) by at least one national rating agency. Under normal circumstances, at least 80% of the Fund's assets will be invested in bonds. The average maturity of securities held by the Fund is expected to be three to ten years.

   The Fund's Sub-Adviser, McDonnell Investment Management, LLC, analyzes a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, in order to establish the desired average maturity for the Fund. Investments are made across different sectors for diversification and to take advantage of yield spreads.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. For example, the issuer of a portfolio security could default on its obligation. Or an unexpected rise in interest rates could lead to a loss in share price. Interest rate changes have a greater affect on fixed income securities with longer maturity. For additional information regarding risk factors, please see "Risk and Special Considerations" starting on page 19.

   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE
--------------------------------------------------------------------------------

   The two tables below show the Fund's annual returns and its long-term performance since inception. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Lehman Bros. Aggregate Bond Index.

   As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE

--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN OF THE ACTIVA INTERMEDIATE BOND FUND
2000    9.84%
2001    8.49%
2002    8.85%
2003    3.49%


During the periods shown in the chart, the Fund's highest return for a quarter was 4.86% (quarter ending September 30, 2001), and the Fund's lowest return for a quarter was -0.69% (quarter ending September 30, 2003).

                                                         Average Annual Total Return
                                                       Periods Ended December 31, 2003
                                                    One Year       Since Inception 8/30/99
         Activa Intermediate Bond Fund
                  Return Before Taxes                3.49%                  7.18%
                  Return After Taxes on
                       Distributions *               1.35%                  4.82%
                  Return After Taxes on
                       Distributions and Sale
                       of Fund Shares*               2.79%                  4.74%
         Lehman Bros. Aggregate Bond Index**         4.11%                  8.15%


  *After-tax returns are calculated by using the historical highest individual federal marginal income tax rates (i.e., maximum rate) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., Retirement Plans or Individual Retirement Accounts).

**The Lehman Bros. Aggregate Bond Index represents an unmanaged total return Index and includes U.S. Treasury and agency obligations, U.S. dollar denominated foreign obligations and U.S. investment grade corporate debt and is not impacted by the Fund's operating expenses or reduced for federal income taxes.

                               ACTIVA MUTUAL FUNDS

                                ACTIVA VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Fund's principal objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

   The Fund invests primarily in common stocks of U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace.

   The Fund's Sub-Adviser, Wellington Management Company, LLP, implements the construction of the Fund's portfolio based upon the analysis and input of the firm's industry analysts. These analysts often spend their entire careers covering a single industry. Their in-depth knowledge and broad perspective makes them well positioned to recognize change early, enabling them to identify companies which appear to have potential for long-term growth, but which are trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks". In addition, the Fund's Sub-Adviser will use an internally-developed, quantitative analytical approach to complement the analyst's fundamental research. Diversification is achieved by investing in a number of different industries and companies.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 19.

PAST PERFORMANCE
--------------------------------------------------------------------------------

   The two tables on the next page show the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index ("S&P 500") and the Russell 1000 Value Index ("Value Index").

   As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN OF THE ACTIVA VALUE FUND
1994    -5.87%
1995    30.55%
1996    23.18%
1997    22.47%
1998    10.17%
1999    -6.70%
2000    13.82%
2001    -7.05%
2002   -17.87%
2003    28.37%


During the periods shown in the chart, the Fund's highest return for a quarter was 17.52% (quarter ending June 30, 2003), and the Fund's lowest return for a quarter was -17.71% (quarter ending September 30, 2002).

                                                     Average Annual Total Return
                                                  Periods Ended December 31, 2002
                                             One Year        Five Year        Ten Year
         Activa Value Fund
                  Return Before Taxes          28.37%          0.80%             7.83%
                  Return After Taxes on
                       Distributions*          28.16%          0.41%             5.01%
                  Return After Taxes on
                       Distributions and Sale
                       of Fund Shares*         18.71%          0.45%             5.12%
         Russell 1000 Value Index**            30.03%          3.56%            11.88%
         S&P 500**                             28.67%         -0.57%            11.06%

*After-tax returns are calculated by using the historical highest individual federal marginal income tax rates (i.e., maximum rate) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., Retirement Plans or Individual Retirement Accounts).

**The Standard & Poor's 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Russell 1000 Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies, which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses or reduced for federal income tax.

                               ACTIVA GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks long-term growth of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

   The Fund invests primarily in stocks believed by the investment manager to have long-term growth potential. In selecting stocks, the Fund's Sub-Adviser, State Street Research & Management Company, seeks to identify stocks with sustainable above average earnings growth, competitive advantages and leadership positions. Generally, the Fund invests in a diversified portfolio of stocks, consistent with the Sub-Adviser's general outlook and fundamental research on particular companies. Diversification is achieved by investing in a number of different industries and companies. Additionally, the Fund attempts to manage risk by employing fundamental and quantitative analysis. While the Fund emphasizes established companies, it may also invest in other types of companies.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 19.

PAST PERFORMANCE
--------------------------------------------------------------------------------

   The two tables below show the Fund's annual returns and its long-term performance since inception. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index ("S&P 500") and the Russell 1000 Growth Index ("Growth Index").

   As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN OF THE ACTIVA GROWTH FUND
2000    -11.01%
2001    -23.63%
2002    -33.69%
2003     28.54%

During the periods shown in the chart, the Fund's highest return for a quarter was 13.62% (quarter ending December 31, 2001), and the Fund's lowest return for a quarter was -23.36% (quarter ending September 30, 2001).

                                                                 Average Annual Total Return
                                                              Periods Ended December 31, 2003
                                                      One Year                  Since Inception 8/30/99
         Activa Growth Fund
                  Return Before Taxes                   28.54%                        -9.15%
                  Return After Taxes on
                      Distributions*                    28.54%                        -9.36%
                  Return After Taxes on
                       Distributions and Sale
                       of Fund Shares*                  18.55%                        -7.62%
         Russell 1000 Growth Index**                    29.75%                        -5.89%
         S&P 500**                                      28.67%                        -2.48%

*After-tax returns are calculated by using the historical highest individual federal marginal income tax rates (i.e., maximum rate) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., Retirement Plans or Individual Retirement Accounts).

**The Standard & Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market. The Russell 1000 Growth Index represents a composite of growth stocks representative of the Fund's investment objectives and strategies, which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses or reduced for federal income taxes.

                            ACTIVA INTERNATIONAL FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks maximum long-term capital appreciation.

INVESTMENT APPROACH

--------------------------------------------------------------------------------

   The Fund invests primarily in common stocks of non-U.S. companies which the Fund believes have the potential for above-average growth of earnings.

   The Fund's Sub-Adviser, Nicholas-Applegate Capital Management, analyzes the financial conditions and competitiveness of individual companies worldwide. The Sub-Adviser uses a blend of fundamental and computer-assisted research to uncover signs of positive business developments which are not fully reflected in a company's stock price. Diversification is achieved by investing in a number of different countries, industries, and companies.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. Investments in international stocks are subject to certain additional risks, including changing currency values, different political and regulatory environments, and other market and economic factors in the countries where the Fund invests. The Fund may invest up to 15% of its assets in emerging markets. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 19. The Sub-Adviser expects a high portfolio turnover rate which can be 200% or more. A high portfolio turnover rate increases the Fund's transaction costs and has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance


PAST PERFORMANCE
--------------------------------------------------------------------------------
   The two tables below show the Fund's annual returns and its long-term performance since inception. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index") and Standard and Poor's 500 Stock Index ("S&P 500").

   As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN OF THE ACTIVA INTERNATIONAL FUND

2000    -25.31%
2001    -28.96%
2002    -20.22%
2003     31.90%


During the periods shown in the chart, the Fund's highest return for a quarter was 17.06% (quarter ending June 30, 2003), and the Fund's lowest return for a quarter was -19.39% (quarter ending September 30, 2002).

                                                                  Average Annual Total Return
                                                               Periods Ended December 31, 2003
                                                       One Year                 Since Inception 8/30/99
         Activa International Fund
                  Return Before Taxes                    31.90%                      -5.19%
                  Return After Taxes on
                       Distributions*                    31.81%                      -6.02%
                  Return After Taxes on
                       Distributions and Sale
                       of Fund Shares*                   20.76%                      -4.76%
         MSCI EAFE Index**                               39.17%                      -1.86%
         S&P 500**                                       28.67%                      -2.48%

  *After-tax returns are calculated by using the historical highest individual federal marginal income tax rates (i.e., maximum rate) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., Retirement Plans or Individual Retirement Accounts).

**The MSCI EAFE Index represents an unmanaged index of over 1000 foreign common stock prices and the Standard & Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market. Neither index is impacted by the Fund's operating expenses or reduced for federal income taxes.

                                    EXPENSES

This Table describes the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

Shareholder Transaction Expenses (Fees Paid Directly from Your Investment) for each Fund.
         Maximum Sales Charge Imposed on Purchases (Load)                   None
         Maximum Deferred Sales Charge (Load)                               None
         Maximum Sales Charge (Load) Imposed on                             None
                   Reinvested Dividends

         Redemption Fee                                                     None
         Exchange Fee                                                       None

                 Annual Fund Operating Expenses Paid by the Fund
                                            Money Market      Bond        Value      Growth    International
International
         Management Fees                        0.35%         0.34%       0.60%       0.70%       0.85%
         Distribution & Service (12b-1) Fees    0.00%         0.15%       0.15%       0.15%       0.15%
         Other Expenses                         0.42%         0.22%       0.54%       0.50%       0.73%
         Total Annual Fund Operating
                 Expenses                       0.77%         0.71%       1.29%       1.35%       1.73%

   Total Fund Operating Expenses for all Funds, except for the Value Fund, are based upon total expenses incurred by each of the Funds for the year ended December 31, 2003. The Value Fund Operating Expenses are based upon total expenses incurred by the Fund for Class A for the year ended December 31, 2003. In addition, the Value Fund's operating expenses have been adjusted to reflect the new sub-advisory fee which was effective February 1, 2004 and the reduction in Fund assets which resulted from a redemption in kind in the amount of $30,000,000 during February 2004. The maximum amount presently authorized by the Trustees under the Trust's distribution plan is 0.15 of 1% for each Fund except the Money Market Fund.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investment in other mutual funds.

   The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            1 Year            3 Years           5 Years          10 Years
                                            ------            -------           -------          --------
         Money Market Fund                   $78.63           $246.00           $427.84           $ 954.15
         Bond Fund                            72.52            227.04            395.09             882.52
         Value Fund                          131.39            408.98            707.55            1556.47
         Growth Fund                         137.46            427.63            739.36            1623.87
         International Fund                 $175.83           $544.92           $938.55           $2040.92

                           ORGANIZATION AND MANAGEMENT


ORGANIZATION OF THE FUNDS
--------------------------------------------------------------------------------

   Each Fund is a series of Activa Mutual Fund Trust, a Delaware business trust. The Funds are governed by a Board of Trustees, which meets regularly to review the Funds' investments, performance, expenses, and other business affairs. The policy of each Fund is that a majority of Board members will be independent of the Fund's Investment Adviser and Sub-Advisers.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

   Activa Asset Management LLC ("Activa") serves as the Investment Adviser of each Fund. Activa's offices are located at 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Subject to the direction of the Board of Trustees, Activa provides overall investment strategy for each Fund and furnishes all office space, facilities, equipment and personnel which is necessary for servicing the investments of the Funds.

   Activa, together with the Board of Trustees, is responsible for selecting one or more Sub-Advisers for each Fund. The Sub-Advisers furnish investment advice and manage on a regular basis the investment portfolio of each Fund. The Sub-Advisers make investment decisions on behalf of the Funds and place all orders for the purchase or sale of portfolio securities. The Sub-Advisers are employed by Activa and Activa, not the Funds, is responsible for paying their fees.

   Activa monitors and evaluates the investment performance of each Sub-Adviser. If Activa believes it is in a Fund's best interests, Activa may recommend that the Fund change Sub-Advisers or retain additional Sub-Advisers. Any such action must be approved by the Fund's Trustees, including a majority of the Fund's Independent Trustees. Such action would not require approval of the Fund's shareholders. However, if a Fund hires new or additional Sub-Advisers, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days. Additional information about the selection of Sub-Advisers is contained in the Statement of Additional Information.

   Activa has ultimate responsibility for the investment performance of the Funds due to its responsibility, subject to oversight by the Board of Trustees, to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

THE SUB-ADVISERS
--------------------------------------------------------------------------------

   The Sub-Adviser of Activa Money Market Fund is J.P. Morgan Investment Management Inc., New York, New York. The Sub-Adviser is an indirect subsidiary of J.P. Morgan Chase & Co., ("J.P. Morgan"), 522 Fifth Avenue, New York, New York. J.P. Morgan, through the Sub-Adviser and other subsidiaries, currently manages approximately $559 billion (as of 12/31/03) for individual and institutional investors. A team of portfolio managers and traders of the Sub-Adviser are responsible for the day-to-day management of Activa Money Market Fund.

   The Sub-Adviser of Activa Intermediate Bond Fund is McDonnell Investment Management, LLC, 1515 West 22nd Street, Oak Brook, Illinois. McDonnell currently manages over $7 billion (as of 12/31/03) for institutional and individual investors. A team of officers of the Sub-Adviser is responsible for the day-to-day management of Activa Intermediate Bond Fund.

   The Sub-Adviser of Activa Value Fund is Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts. Wellington Management currently manages over $303 billion (as of 12/31/03) for institutional and individual investors. Doris Dwyer Chu, Vice President, is primarily responsible for the day-to-day management of Activa Value Fund.

   The Sub-Adviser of Activa Growth Fund is State Street Research & Management Company, One Financial Center, Boston, Massachusetts. State Street Research, together with its affiliate SSR Realty, currently manages over $47 billion (as of 12/31/03) for individual and institutional investors. The Large Cap Growth Team of State Street Research is responsible for the day-to-day management of Activa Growth Fund.

   The Sub-Adviser of Activa International Fund is Nicholas-Applegate Capital Management, 600 W Broadway, San Diego, California. Nicholas-Applegate currently manages over $18 billion (as of 12/31/03) for individual and institutional investors. The International/Global management team of Nicholas-Applegate is responsible for the day-to-day management of Activa International Fund.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

   The fundamental investment policies contained in each Fund's Statement of Additional Information and the investment objective of each Fund may not be changed without a shareholder vote. The Board of Trustees of each Fund may change any other policies or investment strategies.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

   The net asset value of each Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's assets are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   Each Fund's investments, other than the Money Market Fund, are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees. The Money Market Fund uses the amortized cost method of valuation.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment for each Fund is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share next calculated after the Fund receives your investment and application in proper form.

   The National Association of Securities Dealers (NASD) has set up the NASD Regulation Public Disclosure Program to provide investors with information and education. A copy of the brochure "NASD Regulation's Public Disclosure Program:
An Information Service for Investors" may be obtained by contacting the NASD Regulation's Hotline Number at (800) 289-9999 or by visiting their website at www.nasdr.com.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:

   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne S.E., Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:

   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:

   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the accounts are of the same type and the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your Fund account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record. The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

INTERNET ADDRESS
--------------------------------------------------------------------------------

Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

RETIREMENT PLANS
--------------------------------------------------------------------------------

   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

   Each Fund distributes substantially all of its net investment income and capital gains to shareholders each year.

   All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------

   The Fund will make distributions of ordinary income and capital gains that will be taxable to shareholders, and subsequently, relieve the Fund of all federal income taxes. Distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Distributions, whether in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Shareholders will receive a statement (Form 1099-DIV) annually informing them of the amount of the income and capital gains which have been distributed by the Fund during the calendar year.

   Shareholders may realize a capital gain or loss when shares are redeemed or exchanged. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing in a tax-deferred account such as an IRA. You should consult your tax adviser about the tax consequences of an investment in the Fund.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of each Fund except the Money Market Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

    Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------

   Shareholder inquiries regarding each Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the back cover of the Prospectus.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------

     Information about the principal investment strategies and related risks for each of the Funds is set forth in this Prospectus. Additional information about each Fund's investment strategies and risks is contained in the Statement of Additional Information which may be obtained by writing or telephoning the Fund.

     STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Fund's Sub-Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

     SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Sub-Adviser allocates more or less of the portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

     POLICY RESTRICTION. As a matter of policy, effective June 30, 2002, the Funds will not invest in securities issued by Proctor and Gamble Company. This may have an adverse effect on the performance of the Funds relative to their indices.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS
--------------------------------------------------------------------------------

     FOREIGN SECURITIES. All of the Funds may invest in foreign securities as a non-principal strategy. The International Fund invests in foreign securities as a principal strategy.

     CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Fund's investments. Also, a Fund may incur costs when converting from one currency to another.

     SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

     The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Fund.

     INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

     DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exists, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

     Trading practices in certain foreign countries are also significantly different from those in the United Sates. Although brokerage commissions are generally higher than those in the U.S., the Sub-Advisers will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

     CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

     GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

     FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

     SMALL AND MEDIUM-SIZE COMPANY RISK. To the extent that the International Fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.

     EMERGING MARKET RISK. Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

     Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.

     The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund's share price to decline.

GENERAL FIXED INCOME SECURITIES RISKS
--------------------------------------------------------------------------------

   All of the Funds may invest in debt securities as a non-principal strategy. The Money Market and Intermediate Bond Funds invest in debt securities as a principal strategy. Fixed income securities are subject to the following risks:

     MARKET/MATURITY RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer maturity.

     CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

     CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

     LIQUIDITY RISKS. Fixed income securities that have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

     FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

OTHER RISKS
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS AND RISKS. Each Fund may enter into repurchase agreements as a non-principal investment strategy that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Fund and its Sub-Advisers.

   TEMPORARY INVESTMENTS AND RISKS. Each Fund may, from time to time, invest all of its assets in short-term instruments when the Sub-Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in a Fund failing to achieve its investment objective.

   LENDING OF PORTFOLIO SECURITIES' RISK. In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 33 1/3% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

     There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   DERIVATIVE TRANSACTIONS RISKS. Each of the Funds, except the Money Market Fund, may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

     Futures contacts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manger to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Sub-Advisers will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

     The Intermediate Bond Fund's policy is to invest at least 80% of its assets in bonds. The Fund will not change this policy without providing the Fund's shareholders at least 60 days prior notice.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The following table presents financial highlights for the Activa Funds.

   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or loss on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

ACTIVA Financial Highlights

                                                                                   MONEY MARKET FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 2
                                                        ----------     ----------     ----------      ----------      -----------
Net Asset Value, Beginning of Period                         $1.00          $1.00          $1.00           $1.00            $1.00

Income from investment operations:
         Net investment income (loss)                         0.01           0.01           0.04            0.06             0.02
         Net realized and unrealized gains (losses)
            on securities                                        -              -              -               -                -
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              0.01           0.01           0.04            0.06             0.02

Less Distributions:
         Dividends from net investment income                 0.01           0.01           0.04            0.06             0.02
         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                        -              -              -               -                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                           0.01          0.01            0.04            0.06             0.02
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                               $1.00          $1.00          $1.00          $1.00             $1.00

Total Return                                                 0.47%         1.14%           3.66%           5.96%            1.83%

Ratios and Supplemental Data

Net assets, end of period                              $30,510,958    $36,169,246    $41,675,135     $48,036,308     $122,058,717
Ratio of expenses to average net assets 4                     0.8%           0.7%           0.7%            0.6%             0.6%
Ratio of net income (loss) to average net assets              0.5%           1.1%           3.7%            5.8%             5.4%
Portfolio turnover rate                                        N/A            N/A            N/A             N/A              N/A


1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.

ACTIVA Financial Highlights
                                                                                 INTERMEDIATE BOND FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 1
                                                        ----------     ----------     ----------      ----------      -----------
Net Asset Value, Beginning of Period                        $10.71         $10.39         $10.19           $9.87           $10.00

Income from investment operations:
         Net investment income (loss)                         0.46           0.53           0.59            0.62             0.19
         Net realized and unrealized gains (losses)
            on securities                                    (0.09)          0.36           0.26            0.32            (0.13)
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              0.37           0.89           0.85            0.94             0.06

Less Distributions:
         Dividends from net investment income                 0.46           0.53           0.59            0.62             0.19
         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                     0.34           0.04           0.06               -                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                           0.80           0.57           0.65            0.62             0.19
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                              $10.28         $10.71         $10.39          $10.19            $9.87

Total Return                                                 3.49%          8.85%          8.49%           9.84%            0.63%

Ratios and Supplemental Data

Net assets, end of period                             $169,963,044   $164,162,796   $166,858,896    $153,657,144     $162,078,586
Ratio of expenses to average net assets 4                     0.7%           0.7%           0.7%            0.7%             0.7%
Ratio of net income (loss) to average net assets              4.6%           5.3%           5.7%            6.2%             5.7%
Portfolio turnover rate                                     104.0%          52.3%          44.8%           39.9%            64.6%


1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.


ACTIVA Financial Highlights
                                                                                 VALUE FUND - CLASS A

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 3
                                                        ----------     ----------     ----------      ----------      -----------
Net Asset Value, Beginning of Period                         $5.56          $6.85          $7.44           $6.61            $7.18

Income from investment operations:

         Net investment income (loss)                         0.08           0.07           0.06            0.08             0.09
         Net realized and unrealized gains (losses)
            on securities                                     1.50          (1.29)         (0.59)           0.83            (0.57)
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              1.58          (1.22)         (0.53)           0.91            (0.48)

Less Distributions:
         Dividends from net investment income                 0.08           0.07           0.06            0.08             0.09

         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                        -              -              -               -                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                           0.08           0.07           0.06            0.08             0.09
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                               $7.06          $5.56          $6.85           $7.44            $6.61

Total Return                                                28.37%        -17.87%         -7.05%          13.82%           -6.70%

Ratios and Supplemental Data

Net assets, end of period                             $135,146,120   $110,168,624   $140,823,782    $170,658,789     $178,437,477
Ratio of expenses to average net assets 4                     1.1%           1.1%           1.1%            1.1%             1.1%
Ratio of net income (loss) to average net assets              1.2%           1.0%           0.9%            1.1%             1.2%

Portfolio turnover rate                                      65.7%          84.9%          91.5%          113.9%           144.5%


1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.


ACTIVA Financial Highlights
                                                                                  VALUE FUND - CLASS R

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 3
                                                        ----------     ----------     ----------      ----------      -----------
Net Asset Value, Beginning of Period                         $5.57          $6.86          $7.44           $6.60            $7.16

Income from investment operations:
         Net investment income (loss)                         0.07           0.07           0.06            0.08             0.10
         Net realized and unrealized gains (losses)
            on securities                                     1.52          (1.29)         (0.58)           0.84            (0.56)
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              1.59          (1.22)         (0.52)           0.92            (0.46)

Less Distributions:
         Dividends from net investment income                 0.07           0.07           0.06            0.08             0.10
         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                        -              -              -               -                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                           0.07           0.07           0.06            0.08             0.10
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                               $7.09          $5.57          $6.86           $7.44            $6.60

Total Return                                                28.65%        -17.76%         -6.92%          13.95%           -6.43%

Ratios and Supplemental Data

Net assets, end of period                               $2,204,343     $1,489,146     $1,639,834      $1,294,980         $703,962
Ratio of expenses to average net assets 4                     1.0%           1.0%           1.0%            1.0%             1.1%
Ratio of net income (loss) to average net assets              1.3%           1.1%           1.0%            1.1%             1.3%
Portfolio turnover rate                                      65.7%          84.9%          91.5%          113.9%           144.5%


1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.


ACTIVA Financial Highlights
                                                                                      GROWTH FUND
                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 1
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, Beginning of Period                         $4.94          $7.45          $9.76          $11.39           $10.00

Income from investment operations:
         Net investment income (loss)                        (0.03)         (0.02)         (0.05)          (0.05)           (0.02)
         Net realized and unrealized gains (losses)
            on securities                                     1.44          (2.49)         (2.26)          (1.22)            1.41
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              1.41          (2.51)         (2.31)          (1.27)            1.39

Less Distributions:
         Dividends from net investment income                    -              -              -               -                -
         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                        -              -              -            0.36                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                              -              -              -            0.36                -
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                               $6.35          $4.94          $7.45           $9.76           $11.39

Total Return                                                28.54%        -33.69%        -23.63%         -11.01%           13.80%

Ratios and Supplemental Data
Net assets, end of period                              $30,019,431    $23,319,398    $20,912,247     $27,661,390      $33,494,414
Ratio of expenses to average net assets 4                     1.4%           1.4%           1.4%            1.3%             1.3%
Ratio of net income (loss) to average net assets             -0.5%          -0.6%          -0.5%           -0.4%            -0.5%

Portfolio turnover rate                                     101.0%         143.0%         190.2%          111.9%            32.1%


1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.


ACTIVA Financial Highlights
                                                                                   INTERNATIONAL FUND

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
Per share outstanding for each year or period             12/31/03       12/31/02       12/31/01        12/31/00       12/31/99 1
                                                        ----------     ----------     ----------      ----------      -----------
Net Asset Value, Beginning of Period                         $5.40          $6.77          $9.53          $14.20           $10.00

Income from investment operations:
         Net investment income (loss)                         0.02              -          (0.01)          (0.04)           (0.03)
         Net realized and unrealized gains (losses)
            on securities                                     1.70          (1.37)         (2.75)          (3.59)            4.23
                                                        ----------     ----------     ----------      ----------      -----------
Total from investment operations                              1.72          (1.37)         (2.76)          (3.63)            4.20

Less Distributions:
         Dividends from net investment income                 0.02              -              -               -                -
         Dividends in excess of net investment income            -              -              -               -                -
         Distributions from capital gains                        -              -              -            1.04                -
                                                        ----------     ----------     ----------      ----------      -----------
Total Distributions                                           0.02              -              -            1.04                -
                                                        ----------     ----------     ----------      ----------      -----------

Net Asset Value, End of Period                               $7.10          $5.40          $6.77           $9.53           $14.20

Total Return                                                31.90%        -20.22%        -28.96%         -25.31%           42.00%

Ratios and Supplemental Data

Net assets, end of period                              $29,428,761    $22,237,059    $19,459,085     $27,400,022      $41,359,176
Ratio of expenses to average net assets 4                     1.7%           1.9%           1.7%            1.5%             1.4%
Ratio of net income (loss) to average net assets              0.5%           0.0%          -0.2%           -0.3%            -0.9%
Portfolio turnover rate                                     188.0%         208.2%         231.5%          214.9%            87.6%

1  Period from August 30, 1999 (inception) to December 31, 1999
2  Period from August 19, 1999 (inception) to December 31, 1999
3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.
4  1999 ratio includes a one time organization expense.


                                        ========================================
                                                                ACTIVA
                                                                Mutual
                                                                Funds
                                                                Prospectus

                                                            The Statement of
                                        Additional Information ("SAI") provides
                                        additional details about the Funds.
                                        Also, additional information about each
                                        Fund's investments is available in the
                                        Fund's Annual and Semi-Annual Reports.
                                        You will find in each Fund's Annual
                                        Report a discussion of market conditions and investment strategies, which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April 27, 2004, Annual Reports, and Semi-Annual Reports are available without charge by writing or telephoning the Fund. The SAI is incorporated into the Prospectus by reference.


                                                            Additional
                                        information about the Funds, including
                                        the SAI, can be reviewed and copied at
                                        the SEC's Public Reference Room in
                                        Washington, D.C. Information on the
                                        operation of the public reference room
                                        is available by calling the Commission
                                        at 1-202-942-8090. The Commission's web
                                        site (http://www.sec.gov) contains
                                        reports and other information on the
                                        Funds. Copies of this information are
                                        available from the Commission upon the
                                        payment of a copying fee, by electronic
                                        request at the following E-mail address:
                                        publicinfo@sec.gov, or by writing the
                                        Commission's Public Reference Section,
                                        Washington, D.C. 20549-0102.

                                                      April 27, 2004

ACTIVA MUTUAL FUNDS                             ACTIVA MUTUAL FUNDS LOGO
2905 Lucerne SE, Suite 200
Grand Rapids Michigan  49546
www.activafunds.com
(616) 787-6288
(800) 346-2670
Investment Company Act File #811-2168
                                        ========================================

                               ACTIVA MUTUAL FUND
                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class R


ACTIVA VALUE FUND                                                     ACTIVA MUTUAL FUND LOGO
2905 LUCERNE SE,
GRAND RAPIDS, MICHIGAN 49546                                                  CLASS R
(616) 787-6288                                                               PROSPECTUS
(800) 346-2670
                                                           The  Fund's  primary   investment   objective  is
Contents                                      Page      capital  appreciation.  The  Fund  will  attempt  to
Investment Objective                                    meet its  objective by  investing  in common  stocks
Investment Approach                                     that it believes  are  undervalued.  Income may be a
Risk Factors                                            factor in portfolio  selection,  but is secondary to
Past Performance                                        the principal objective.
Expenses                                                  This Prospectus contains  information with respect
Financial Highlights                                    to Class R shares of Activa  Value Fund.  Class R is
Organization of the Fund                                offered  only to tax exempt  retirement  and benefit
Investment Management                                   plans of Alticor Inc. and its  affiliates.  The Fund
The Sub-Adviser                                         also offers Class A shares,  which are  available to
Fundamental Investment Policies                         members of the  general  public.  Information  about
Pricing of Fund Shares                                  Class A is contained in the Activa Funds  Prospectus
Purchase of Fund Shares                                 dated  April  27,  2004,  which  is  available  upon
How Shares are Redeemed                                 request.
Retirement Plans                                          As with  all  mutual  funds,  the  Securities  and
Dividend & Capital Gain                                 Exchange  Commission has not approved or disapproved
   Distributions to Shareholders                        these securities or passed upon the adequacy of
Tax Consequences                                        this Prospectus. Any representation to the contrary
Risk Factors and Special Considerations                 is a criminal offense.
   General Investment Risks                               .
   Other Risks
Shareholder Inquiries

                                                           The date of this Prospectus is April 27, 2004.

Printed in U.S.A.

                                ACTIVA VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Fund's principal objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

   The Fund invests primarily in common stocks of U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace.

   The Fund's Sub-Adviser, Wellington Management Company, LLP, implements the construction of the Fund's portfolio based upon the analysis and input of the firm's industry analysts. These analysts often spend their entire careers covering a single industry. Their in-depth knowledge and broad perspective makes them well positioned to recognize change early, enabling them to identify companies which appear to have potential for long-term growth, but which are trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks". In addition, the Fund's Sub-Adviser will use an internally-developed, quantitative analytical approach to complement the analyst's fundamental research. Diversification is achieved by investing in a number of different industries and companies.

RISK FACTORS
--------------------------------------------------------------------------------

   Like any investment, an investment in the Fund is subject to risk and it is possible to lose money by investing in the Fund. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 8.

PAST PERFORMANCE
--------------------------------------------------------------------------------

   The two tables below, show the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index ("S&P 500") and the Russell 1000 Value Index ("Value Index"). The inception date for Class R was November 1, 1998. Annual returns during the period 1992 through 1998 are returns for Class A. Annual returns during the period 1999 through 2001 are returns for Class R.

    The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.

   As with all mutual funds, past performance is not a prediction of future results.

ANNUAL TOTAL RETURN OF THE ACTIVA VALUE FUND*
1994    -5.87%
1995    30.55%
1996    23.18%
1997    22.47%
1998    10.17%
1999    -6.43%
2000    13.95%
2001    -6.92%
2002   -17.76%
2003    28.65%

   *The inception date for Class R was November 1, 1998. Annual returns during the period 1994 through 1998 are returns for Class A. Annual returns during the period 1999 through 2003 are returns for Class R.

   During the periods shown in the chart, the Fund's highest return for a quarter was 17.65% (quarter ending June 30, 2003), and the Fund's lowest return for a quarter was -17.68% (quarter ending September 30, 2002).

                                               Average Annual Total Return
                                             Periods Ended December 31, 2003
                                        One Year      Five Year         Ten Year
   Activa Value Fund*
         - Class A                        28.37%         0.80%            7.83%
         - Class R                        28.65%         0.98%              N/A
   Russell 1000 Value Index***            30.03%         3.56%           11.88%
   S&P 500***                             28.67%        -0.57%           11.06%

  **Wellington Management Company, LLP, has been the Fund's Sub-Adviser since December 30, 1999.

***The Standard & Poor's 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Russell 1000 Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.

                                    EXPENSES

   This Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (Fees Paid Directly From Your Investment)
            Maximum Sales Charge Imposed on Purchases (Load)                None
            Maximum Deferred Sales Charge (Load)                            None
            Maximum Sales Charge (Load) Imposed on
                 Reinvested Dividends                                       None
            Redemption Fee                                                  None
            Exchange Fee                                                    None

Annual Fund Operating Expenses Paid by the Fund
            Management Fees                                                 .60%
            Distribution & Service (12b-1) Fees                             None
            Other Expenses                                                  .61%
                                                                           -----
            Total Fund Operating Expenses                                  1.21%

The Fund's operating expenses have been adjusted to reflect the new sub-advisory fee which was effective February 1, 2004 and the reduction in Fund assets which resulted from a redemption in kind in the amount of $30,000,000 during February 2004.

     The following example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 Year         3 Years        5 Years      10 Years
                             -------        -------        -------      --------
         Value Fund          $123.29        $384.07        $665.00      $1465.93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, LLP, the Independent Certified Public Accountants for the Fund, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                                          VALUE FUND - CLASS R
Per share outstanding for each  year                YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                      12-31-03      12-31-02        12-31-01        12-31-00       12-31-99(1)
                                                    ----------     ----------     ----------      ----------      -----------
Net Asset Value, beginning of period                     $5.57          $6.86          $7.44           $6.60            $7.16
Income from investment operations:
     Net investment income (loss)                         0.07           0.07           0.06            0.08             0.10
     Net realized and unrealized gains (losses)
     on securities                                        1.52          (1.29)         (0.58)           0.84            (0.56)
                                                    ----------     ----------     ----------      ----------      -----------
Total from investment operations                          1.59          (1.22)         (0.52)     -     0.92            (0.46)
Less Distributions:
     Dividends from net investment income                 0.07           0.07           0.06            0.08             0.10
     Dividends in excess of net investment income         0.00           0.00           0.00            0.00             0.00
     Distributions from capital gains                     0.00           0.00           0.00            0.00             0.00
                                                    ----------     ----------     ----------      ----------      -----------
Total Distributions                                       0.07           0.07           0.06      -     0.08             0.10
                                                    ----------     ----------     ----------      ----------      -----------
Net Asset Value, end of period                           $7.09          $5.57          $6.86      -    $7.44            $6.60
Total Return                                            28.65%        -17.76%         -6.92%          13.95%           -6.43%

     Ratios and Supplemental Data
Net assets, end of period                           $2,204,343     $1,489,146     $1,639,834      $1,294,980         $703,962
Ratio of expenses to average net assets(2)                1.0%           1.0%           1.0%            1.0%             1.1%
Ratio of net income (loss) to average net assets          1.3%           1.1%           1.0%            1.1%             1.3%
Portfolio turnover rate                                  65.7%          84.9%          91.5%          113.9%           144.5%

                                                                              VALUE FUND - CLASS A
Per share outstanding for each year                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                      12-31-03       12-31-02       12-31-01        12-31-00       12-31-99(1)
                                                    ----------     ----------     ----------      ----------      -----------
Net Asset Value, beginning of period                     $5.56          $6.85          $7.44           $6.61            $7.18
Income from investment operations:
     Net investment income (loss)                         0.08           0.07           0.06            0.08             0.09

     Net realized and unrealized gains (losses)
     on securities                                        1.50          (1.29)         (0.59)           0.83            (0.57)
                                                    ----------     ----------     ----------      ----------      -----------

Total from investment operations                          1.58          (1.22)         (0.53)           0.91            (0.48)
Less Distributions:
     Dividends from net investment income                 0.08           0.07           0.06            0.08             0.09
     Dividends in excess of net investment income         0.00           0.00           0.00            0.00             0.00
     Distributions from capital gains                     0.00           0.00           0.00            0.00             0.00
                                                    ----------     ----------     ----------      ----------      -----------
Total Distributions                                       0.08           0.07           0.06            0.08             0.09
                                                    ----------     ----------     ----------      ----------      -----------

Net Asset Value, end of period                           $7.06          $5.56          $6.85           $7.44            $6.61

Total Return                                            28.37%        -17.87%         -7.05%          13.82%           -6.70%
     Ratios and Supplemental Data
Net assets, end of period                         $135,146,120   $110,168,624   $140,823,782    $170,658,789     $178,437,477
Ratio of expenses to average net assets(2)                1.1%           1.0%           1.1%            1.1%             1.1%
Ratio of net income (loss) to average net assets          1.2%           1.1%           0.9%            1.1%             1.2%
Portfolio turnover rate                                  65.7%          84.9%          91.5%          113.9%           144.5%

(1) Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

(2)  1999 ratio includes a one time organization expense.

ORGANIZATION OF THE FUND

--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, a Delaware business trust. The Fund is governed by a Board of Trustees, which meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The policy of the Fund is that a majority of Board members will be independent of the Fund's Investment Adviser and Sub-Advisers.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

   Activa Asset Management LLC ("Activa") serves as the Investment Adviser of the Fund. Activa's offices are located at 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Subject to the direction of the Board of Trustees, Activa provides overall investment strategy for the Fund and furnishes all office space, facilities, equipment and personnel which is necessary for servicing the investments of the Fund.

   Activa, together with the Board of Trustees, is responsible for selecting one or more Sub-Advisers for the Fund. The Sub-Advisers furnish investment advice and manage on a regular basis the investment portfolio of the Fund. The Sub-Advisers make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities. The Sub-Advisers are employed by Activa and Activa, not the Fund, is responsible for paying their fees.

   Activa monitors and evaluates the investment performance of each Sub-Adviser. If Activa believes it is in the Fund's best interests, Activa may recommend that the Fund change Sub-Advisers or retain additional Sub-Advisers. Any such action must be approved by the Fund's Trustees, including a majority of the Fund's Independent Trustees. Such action would not require approval of the Fund's shareholders. However, if the Fund hires new or additional Sub-Advisers, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days. Additional information about the selection of Sub-Advisers is contained in the Statement of Additional Information.

   Activa has ultimate responsibility for the investment performance of the Funds due to its responsibility, subject to oversight by the Board of Trustees, to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

THE SUB-ADVISER
--------------------------------------------------------------------------------

   The Sub-Adviser of Activa Value Fund is Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts. Wellington Management currently manages over $303 billion for institutional and individual investors. Doris Dwyer Chu, Vice President, is primarily responsible for the day-to-day management of Activa Value Fund.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

   The fundamental investment policies contained in the Fund's Statement of Additional Information and the investment objective of each Fund may not be changed without a shareholder vote. The Board of Trustees of the Fund may change any other policies or investment strategies.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's assets are traded in markets other than the New York Stock Exchange, on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Class R Shares are offered to tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Alticor Inc. and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

   The National Association of Securities Dealers (NASD) has set up the NASD Regulation Public Disclosure Program to provide investors with information and education. A copy of the brochure "NASD Regulation's Public Disclosure Program:
An Information Service for Investors" may be obtained by contacting the NASD Regulation's Hotline Number at (800) 289-9999 or by visiting their website at www.nasdr.com.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

   Participants in the tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

RETIREMENT PLANS
--------------------------------------------------------------------------------

   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

   The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Distributions, in the past, have been paid in December. The net investment income and capital gain distribution will be paid on a basis which is consistent with past policy. All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------

   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.

   Shares of Class R will be held by the qualified retirement and benefit plans of Alticor Inc. and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the plans.

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL INVESTMENT RISKS

     Information about the principal investment strategies and related risks for the Fund is set forth in this Prospectus. Additional information about the Fund's investment strategies and risks is contained in the Statement of Additional Information which may be obtained by writing or telephoning the Fund.

     STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Fund's Sub-Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

     SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Sub-Adviser allocates more of the portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

     POLICY RESTRICTION. As a matter of policy, effective June 30, 2002, the Funds will not invest in securities issued by Proctor and Gamble Company. This may have an adverse effect on the performance of the Funds relative to their indices.

OTHER RISKS

REPURCHASE AGREEMENTS AND RISK. Each Fund may enter into repurchase agreements as a non-principal investment strategy that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Fund and its Sub-Advisers.

TEMPORARY INVESTMENTS AND RISKS. The Fund may, from time to time, invest all of its assets in short-term instruments when the Sub-Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISK. In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 33 1/3% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

     There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

DERIVATIVE TRANSACTION RISKS. The Fund may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

     Futures contacts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manger to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts of options.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Sub-Advisers will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------

   Shareholder inquiries regarding the Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Inquiries relating to a specific account should be directed to the Plan Administrator for the tax-exempt retirement and benefits plan of Alticor Inc. and its affiliates.

                                        ========================================
                                                                ACTIVA

                                                                Value
                                                                Fund
                                                                Class R
                                                                Prospectus

                                                            The Statement of
                                        Additional Information ("SAI") provides
                                        additional details about the Fund. Also, additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports. You will find in the Fund's Annual Report a discussion of market conditions and investment strategies, which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April 27, 2004, Annual Reports, and Semi-Annual Reports are available without charge by writing or telephoning the Fund. The SAI is incorporated into the Prospectus by reference.

                                                            Additional
                                        information about the Fund, including
                                        the SAI, can be reviewed and copied at
                                        the SEC's Public Reference Room in
                                        Washington, D.C. Information on the
                                        operation of the public reference room
                                        is available by calling the Commission
                                        at 1-202-942-8090. The Commission's web
                                        site (http://www.sec.gov) contains
                                        reports and other information on the
                                        Funds. Copies of this information are
                                        available from the Commission upon the
                                        payment of a copying fee, by electronic
                                        request at the following E-Mail address:
                                        publicinfo@sec.gov, or by writing the
                                        Commission's Public Reference Section,
                                        Washington, D.C. 20549-0102.

                                                      April 27, 2004

ACTIVA MUTUAL FUND                             ACTIVA MUTUAL FUND LOGO
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
www.activafunds.com
Investment Company Act File #811-2168
                             --------
                                        ========================================

                               ACTIVA MUTUAL FUND

                                    FORM N-1A

                                     PART B

    Information Required in a Statement of Additional Information for Class A

ACTIVA MONEY MARKET FUND                                              ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
 (616) 787-6288
(800) 346-2670
                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                                  This  Statement of Additional  Information is not
  Restrictions on the Fund's                            a prospectus.  Therefore,  it should be read only in
  Investments                                           conjunction  with  the  Prospectus,   which  can  be
Investment Strategies                                   requested  from the Fund by writing  or  telephoning
Portfolio Transactions                                  as indicated  above.  The financial  statements  and
Principal Shareholders                                  performance  data for the Fund are  contained in the
Officers and Trustees of the Fund                       Fund's  2003  Annual  Report to  Shareholders.  This
Investment Adviser                                      information  is  incorporated  herein by  reference.
Sub-Adviser                                             The  Annual  Report  may be  obtained  by writing or
Approval of Investment Advisory                         calling  the  Fund.  This  Statement  of  Additional
   Agreements                                           Information  relates to the Prospectus  for the Fund
Plan of Distribution and Principal                      dated April 27, 2004.
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Customer Identification Program
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit
Appendix A

                                                              The date of this Statement of Additional
                                                                   Information is April 27, 2004

Printed in U.S.A.

                            ACTIVA MONEY MARKET FUND

ORGANIZATION OF THE FUND

--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.

   When issued, shares of the Fund will be fully paid and non-assessable. Each share of the Fund will have identical voting, dividend, liquidation, and other rights. Shares are freely transferable and have no preemptive, subscription or conversion rights.

    The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

   The Fund's investment objective is to maximize current income consistent with the preservation of capital and same day liquidity. The Fund seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Fund's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

INVESTMENT FUNDAMENTAL RESTRICTIONS

   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental policies which, under the 1940 Act, may or may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund:

     1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

     2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.

     3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

     4. May not borrow money, except to the extent permitted by applicable law;

     5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

     6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
          (b) invest in securities or other instruments issued by issuers that invest in real estate;

     7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

     8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's net assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

   The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve the objective by the Fund as set forth herein and in the Prospectus.

   The Fund is designed for investors who seek high current income consistent with the preservation of capital and same day liquidity from a portfolio of high quality money market instruments. The Fund's investment objective is to maximize current income consistent with the preservation of capital and same day liquidity.

   The Fund seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Fund's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

MONEY MARKET INSTRUMENTS

   A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

   U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

   ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

   FOREIGN GOVERNMENT OBLIGATIONS. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in the U.S. dollar.

   BANK OBLIGATIONS. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Fund will not invest in obligations for which the Sub-Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

   COMMERCIAL PAPER. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Sub-Adviser acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Sub-Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Sub-Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Sub-Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client to whom the Sub-Adviser's affiliate, JP Morgan Chase Bank of New York, in its capacity as a commercial bank, has made a loan.

   ASSET-BACKED SECURITIES. The Fund may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

   REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

   The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including, without limitation, corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

FOREIGN INVESTMENTS
   The Fund may invest in certain foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.

   Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

ADDITIONAL INVESTMENTS

     MUNICIPAL BONDS. The Fund may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Fund may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. These municipal bonds and notes will be taxable securities; income generated from these investments will be subject to federal, state and local taxes.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

   INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

   REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

   LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Adviser , the Sub-Adviser, or the Distributor, unless otherwise permitted by applicable law.

   ILLIQUID INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 10% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

   The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Sub-Adviser's implementation of these guidelines on a periodic basis.

   As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

   SYNTHETIC INSTRUMENTS. The Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Sub-Adviser will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities".

QUALITY AND DIVERSIFICATION REQUIREMENTS
   The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

   At the time the Fund invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

   The Sub-Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."

   Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

   Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objectives. See "Investment Objectives and Policies - Portfolio Turnover."

   In connection with portfolio transactions for the Fund, the Sub-Adviser intends to seek best execution on a competitive basis for both purchases and sales of securities.

   The Fund has a policy of investing only in securities with maturities of not more than thirteen months, which will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Fund makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

   Subject to the overriding objective of obtaining best execution of orders, the Sub-Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Sub-Adviser. In order for affiliates of the Sub-Adviser to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

   Portfolio securities will not be purchased from or through or sold to or through the Sub-Adviser or any other "affiliated person" (as defined in the 1940
Act) of the Sub-Adviser when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Sub-Adviser or an affiliate of the Sub-Adviser is a member, except to the extent permitted by law.

   On those occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Sub-Adviser to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003, the Fund owned no such securities..

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc. ("Alticor"), 7575 Fulton Street East, Ada, Michigan 49355, formerly known as Amway Corporation, indirectly, as of February 9, 2004, owned 27,853,095 shares, or 87.44%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Alticor were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the Fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both and includes their principal occupations during the past five years:

                                                               Term of                                     Number of       Other
Name and Address               Age        Office Held       Office/Length     Principal Occupation Last   Portfolios   Directorships
                                                            of Time Served            Five Years            in Fund       Held By
                                                                                                            Complex       Director
                                                                                                          Overseen by
                                                                                                            Director

INTERESTED TRUSTEES

Allan D. Engel*               51     Trustee, President,    Perpetual / 23  Vice President, Real Estate          5             None
2905 Lucerne SE, Suite 200           Secretary and                          Operations and
Grand Rapids, Michigan               Treasurer of the                       Secretary-Activa Holdings
49546                                Fund; President, and                   Corp. Formerly, Sr. Manager,
                                     Secretary of the                       Investments and Real Estate,
                                     Investment Adviser.                    Amway Corporation; Director,
                                                                            President and Secretary of
                                                                            Amway Management Company
                                                                            (1981-1999); Trustee, Vice
                                                                            President and  Secretary,
                                                                            Amway Mutual Fund (1981-1999);
                                                                            Vice President and Assistant
                                                                            Treasurer, Activa Mutual
                                                                            Fund Trust (1999-2002).

James J. Rosloniec*           58     Trustee.               Perpetual / 23  President & Chief Operating          5             None
2905 Lucerne SE, Suite 200                                                  Officer, JVA Enterprises,
Grand Rapids, Michigan                                                      LLC.  President, Chief
49546                                                                       Executive Officer and
                                                                            Director, Activa Holdings
                                                                            Corp. Formerly, Vice
                                                                            President-Audit and
                                                                            Control, Amway Corporation
                                                                            (1991-2000); Director,
                                                                            Vice President and
                                                                            Treasurer of Amway
                                                                            Management Company
                                                                            (1984-1999); Trustee,
                                                                            President and Treasurer,
                                                                            Amway Mutual Fund,
                                                                            (1981-1999); President
                                                                            and Treasurer, Activa
                                                                            Mutual Fund Trust
                                                                            (1999-2002).

ADVISORY TRUSTEE

Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual / 3   President and Chief Executive        5             None
2905 Lucerne SE, Suite 200           the Fund                               Officer, Marker Net, Inc.
Grand Rapids, Michigan 49546                                                (Crown Independent Business
                                                                            Owner affiliated with
                                                                            Quixtar, Inc.)

DISINTERESTED TRUSTEES

Donald H. Johnson             73     Trustee of the Fund    Perpetual / 11  Retired, Former Vice                 5             None
2905 Lucerne SE, Suite 200                                                  President-Treasurer, SPX
Grand Rapids, Michigan 49546                                                Corporation.

Walter T. Jones               61     Trustee of the Fund    Perpetual / 12  Retired, Former Senior Vice          5             None
936 Sycamore Ave.                                                           President-Chief Financial
Holland, Michigan 49424                                                     Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual / 6   Retired, Former Finance              5             None
24578 Rutherford                                                            Director, Amway Corporation,.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp., and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                 Dollar Range of               Dollar Range of
                                Equity Securities             Equity Securities
                                   In the Fund               In All Activa Funds
     Names of Trustees          December 31, 2003             December 31, 2003
     -----------------

INTERESTED TRUSTEES
Allan D. Engel
Trustee                                -0-                    $50,001 - $100,000
James J. Rosloniec

Trustee                                -0-                    $50,001 - $100,000
ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                  $1 - $10,000                   $1 - $10,000

DISINTERESTED TRUSTEES
Donald H. Johnson
Trustee                                -0-                    $10,001 - $50,000
Walter T. Jones
Trustee                                -0-                    $50,001 - $100,000
Richard E. Wayman
Trustee                                -0-                    $10,001 - $50,000

                                               Pension or
      Name of Person,           Trustee        Retirement        Estimated Annual    Total Compensation
         Position             Compensation  Benefits Accrued as      Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses
INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares ").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser" or "Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and Investment Adviser became effective on June 11, 1999. For providing services under this contract, Activa is to receive a fee, payable quarterly, at the annual rate of .35 of 1% of the average of the daily aggregate net asset value of the Fund until aggregate assets total $500,000,000. When assets total $500,000,000, then the fee will be .35 of 1% of the average of the daily aggregate net asset value of the Fund on the first $100,000,000; .325% on the next $100,000,000; and .30% on the assets in excess of $200,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The investment advisory fees paid by the Fund to the Investment Adviser during the year ended December 31, 2003, 2002, and 2001, were $114,079, $134,275, and
$162,921, respectively.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Investment Adviser. Jay Van Andel and Richard M. DeVos are also controlling persons of Alticor Inc., formerly known as Amway Corporation, which, as of February 9, 2004, owned 27,853,095 shares, or 87.44%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

   A Sub-Advisory Agreement has been entered into between the Investment Adviser and J.P. Morgan Investment Management Inc.("JPMIM"), 522 Fifth Avenue, New York, New York 10036 (Sub-Adviser). Under the Sub-Advisory Agreement, the Investment Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Investment Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   The Fund's Sub-Adviser is JPMIM. Subject to the supervision of the Fund's Trustees and Investment Adviser, the Sub-Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. JPMIM, a wholly owned indirect subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

   J.P. Morgan, through the Sub-Adviser and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $559billion.

   J.P. Morgan has a long history of services as advisers, underwriters and lender to an extensive roster of major companies and as a financial adviser to national governments. The firm, through its predecessor firms, has been in business for over a century.

   The basis of the Sub-Adviser's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 200 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in the United States, London, Tokyo, Singapore, Hong Kong, Taiwan and Sao Paulo to cover companies, industries and countries on site. In addition, the investment management divisions employ over 700 capital market researchers, portfolio managers and traders. The Sub-Adviser's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

   The investment advisory services the Sub-Adviser provides to the Fund are not exclusive under the terms of the Sub-Advisory Agreement. The Sub-Adviser is free to and does render similar investment advisory services to others. The Sub-Adviser and its affiliate companies serve as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. The accounts which are managed or advised by the Sub-Adviser have varying investment objectives and the Sub-Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Sub-Adviser who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."

   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid quarterly, equal to the annual rates of 0.15% of the Fund's average daily net assets until assets total $500,000,000. When assets total $500,000,000, then the fee will be .15 of 1% of the average of the daily aggregate net asset value of the Fund on the first $100,000,000, .125% on the next $100,000,000 and .10% on the assets in excess of $200,000,000. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 2003, 2002, and 2001, were $48,868, $57,524, and $69,798, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004, the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the shares of certain series of the Trust and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of each such series. The Adviser is not presently providing services under the distribution plan on behalf of the Fund and is receiving no such compensation.

   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 2003, 2002, and 2001, total payments were $48,891, $57,547, and
$69,824, respectively.

   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------

   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   The Funds' portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share next calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.

   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

INTERNET ADDRESS
--------------------------------------------------------------------------------

   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.

   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will not qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.

   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.

   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

   In addition, as of December 31, 2003, the Fund's 7-day yield was 0.38% and its 7-day effective yield was 0.38%.

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA    -   Debt rated AAA have the highest ratings assigned by Standard &
           Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA     -   Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A      -   Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -   Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Commercial Paper, including Tax Exempt

A      -   Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1,2, and 3 to indicate the relative degree of safety.

A-1    -   This designation indicates that the degree of safety regarding timely payment is very strong.


Short-Term Tax-Exempt Notes

SP-1   -   The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2   -   The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

Aaa    -   Bonds which are rated Aaa are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to an "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      -   Bonds which are rated A possess many favorable investment
           attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    -   Bonds which are rated Baa are considered as medium grade
           obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Commercial Paper, including Tax Exempt

Prime 1 -  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

       -   Leading market positions in well established industries.
       -   High rates of return on funds employed.
       - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
       - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1  -   The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                            ====================================
                                                Activa
                                                Money
ACTIVA MONEY MARKET FUND                        Market
(a Series of Activa Mutual Fund Trust)          Fund
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670

                                                        Statement of
                                                   Additional Information

                                                       April 27, 2004







                                                  ACTIVA MUTUAL FUND LOGO










Printed in U.S.A.

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ACTIVA INTERMEDIATE BOND FUND                                         ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
 (616) 787-6288
(800) 346-2670
                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                                 This Statement of Additional  Information is not a
  Restrictions on the Fund's                            prospectus.  Therefore,  it  should  be read only in
  Investments                                           conjunction  with  the  Prospectus,   which  can  be
Income Securities                                       requested  from the Fund by writing  or  telephoning
Description of Securities Ratings                       as indicated  above.  The financial  statements  and
Portfolio Transactions and                              performance  data for the Fund are  contained in the
  Brokerage Allocation                                  Fund's  2003  Annual  Report to  Shareholders.  This
Principal Shareholders                                  information  is  incorporated  herein by  reference.
Officers and Trustees of the Fund                       The  Annual  Report  may be  obtained  by writing or
Investment Adviser                                      calling  the  Fund.  This  Statement  of  Additional
Sub-Adviser                                             Information  relates to the  Prospectus for the Fund
Approval of Investment Advisory                         dated April 27, 2004.
   Agreements
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Customer Identification Program
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit

                                                        The date of this Statement of Additional Information
                                                                        is April 27, 2004.

Printed in U.S.A.
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                                        1


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                          ACTIVA INTERMEDIATE BOND FUND

ORGANIZATION OF THE FUND
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   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.

   When issued, shares of the Fund will be fully paid and non-assessable. Each share of the Fund will have identical voting, dividend, liquidation, and other rights. Shares are freely transferable and have no preemptive, subscription or conversion rights.

   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

   The investment objective of the Fund is to provide high total return consistent with moderate risk of capital and maintenance liquidity. The Fund invests primarily in investment-grade debt securities, including U.S. Government and agency securities, corporate bonds, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. The Fund will purchase only securities that are rated within the four highest categories (AAA, AA, A, BBB) by at least one national rating agency. Fundamental Investment Restrictions

   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund:

   1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

   2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.

   3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

   4. May not borrow money, except to the extent permitted by applicable law;

   5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

   6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;


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   7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

   8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   An additional non-fundamental policy is that the Fund will not concentrate its investments in domestic bank money market instruments.

INCOME SECURITIES
--------------------------------------------------------------------------------

   Income securities include securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities ("U.S. Government Securities"); mortgage-backed or asset-backed securities; corporate debt securities; Yankee Bonds; zero-coupon or stripped securities; variable and floating rate debt securities; commercial paper; certificates of deposit, time deposits and bankers acceptances; other instruments having investment characteristics substantially similar to any of the foregoing and repurchase agreements with respect to any of the foregoing. The following disclosure supplements disclosure in the Prospectus and does not, standing along, present a complete or accurate explanation of the matters disclosed.

   Corporate Bonds and Other Debt Securities. The Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and also may be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

   U.S. Treasury Securities. U.S. Treasury securities include bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


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   Stripped Treasury Securities. Stripped Treasury securities are obligations representing an interest in all or a portion of the income or principal component of an underlying Treasury or pool of Treasury securities. Stripped Treasury securities include obligations entitled to receive all of the interest component but none of the principal component (IOs) and obligations entitled to receive all of the principal component but none of the interest component (POs). The market values of stripped Treasury securities tend to be more volatile in response to changes in interest rates than are those of conventional Treasury securities.

   Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. government or instrumentalities established or sponsored by the U.S. government include those that are guaranteed by federal agencies or instrumentalities and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. U.S. Government Securities that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, Federal Home Loan Mortgage Corporation ("FHLMC") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. Investments in FHLMC, FNMA and other obligations may include collateralized mortgage obligations and real estate mortgage investment conduits issued or guaranteed by such entities. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments.

   Mortgage-Backed Securities Issued or Guaranteed by U.S. Government Instrumentalities. Mortgage-backed securities may be issued or guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC and represent undivided ownership interests in pools of mortgages. The mortgages backing these securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments or principal on the underlying mortgage obligations. The remaining maturity of a mortgage-backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by the Sub-Adviser on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, a Fund reinvests the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgage-backed securities. Moreover, prepayments of mortgages which underlie securities purchased by a Fund at a premium would result in capital losses. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e. rising interest rates could cause property owners to prepay their mortgage loans more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional debt securities.


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   Collateralized Mortgage Obligations and Multiclass Pass-Through Securities.
Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA and FHLMC certificates, but also may be collateralized by whole loans or private pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs deemed to be U.S. government securities are those issued or guaranteed as to principal and interest by a person controlled or supervised by and acting as an agency or instrumentality of the U.S. government. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").

   In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest typically is paid or accrues on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a series of CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

   Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payments on such securities having the highest priority after interest has been paid to all classes.

   Types of Credit Support. Mortgage-backed securities are often backed by a pool of assets representing the obligation of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

   Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollaterization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support is provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


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   Asset-Backed Securities. The securitization techniques used to develop mortgage-back securities are now also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. Other types of asset-backed securities may be developed in the future.

   In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

   Zero-coupon securities. Zero-coupon securities pay no cash interest but are sold at substantial discounts from their value at maturity. When a zero-coupon bond is held to maturity, its entire investment return comes from the difference between its purchase price and its maturity value. The market values of such securities are generally subject to greater fluctuations in response to market rates of interest than bonds that pay interest currently. Because such securities allow an issuer to avoid the need to generate cash to meet current interest payments, such bonds may involve greater credit risk than bonds paying cash interest currently.

   Premium securities. The Fund may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. If securities purchased by the Fund at a premium are called or sold prior to maturity, the fund generally will recognize a capital loss to the extent the call or sale price is less than the Fund's adjusted tax basis in such securities. Additionally, the Fund generally will recognize a capital loss if it holds such securities to maturity.

   Adjustable and Floating Rate Securities. Adjustable rate securities are securities having interest rates which are adjusted or reset at periodic intervals ranging, in general, from one day to several years, based on a spread over a specific interest rate or interest rate index or on the results of periodic auctions. There are three main categories of indices: (i) those based on U.S. Government Securities; (ii) those derived from a calculated measure such as a cost of funds index; and (iii) those based on a moving average of interest rates, including mortgage rates. Commonly utilized indices include, for example, the One Year Constant Maturity Treasury Index, the London Interbank Offered Rate (LIBOR), the Federal Home Loan Bank Cost of Funds, the prime rate and commercial paper rates.

   Adjustable rate securities allow a Fund to participate in all or a portion of increases in interest rates through periodic upward adjustments of the coupon rates of such securities, resulting in higher yields. During period of declining interest rates however, coupon rates may readjust downward resulting in lower yields to the Fund. During periods of rising interest rates, changes in the coupon rate of adjustable rate securities will lag behind changes in the market interest rate, which may result in such security having a lower value until the coupon resets to reflect more closely market interest rates. Adjustable rate securities frequently limit the maximum amount the rate may be adjusted during any adjustment period, in any one year or during the term of the security.


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   Defensive Strategies. In certain circumstances market conditions may, in the
Sub-Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term obligations. Such obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by either Standard and Poor's ("S&P") or Moody's Investor Services, Inc. ("Moody's) (or comparably rated by any other nationally recognized statistical rating organization ("NRSRO")); commercial paper rated in the highest grade by either rating service (or comparably rated by any other nationally recognized statistical rating organization); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Fund considers consistent with such strategy.

   BORROWINGS

   The Fund may borrow money from banks for temporary, emergency purposes only (such as meeting share redemption requests), although the Fund does not expect to do so in an amount exceeding 5% of its respective total assets (after giving effect to any such borrowing). Borrowing creates special risk considerations such as increased volatility in the net asset value of the shares and in the yield on the Fund's portfolio. Borrowing will create interest expenses for a Fund which can exceed the income from the assets retained.

   "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS

   The Fund may purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to or is earned by a fund on purchases of portfolio securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of such securities at delivery may be more or less than their purchase price, and yields generally available on such securities when delivery occurs may be higher than yields on such securities obtained pursuant to such transactions. Because a Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

   REPURCHASE AGREEMENTS.

   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.

   REVERSE REPURCHASE AGREEMENTS

   The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

   LOANS OF PORTFOLIO SECURITIES

     Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Adviser , the Sub-Adviser, or the Distributor, unless otherwise permitted by applicable law.

   ILLIQUID  INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES

     The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 10% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

   The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Sub-Adviser's implementation of these guidelines on a periodic basis.

   As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

   PORTFOLIO TURNOVER

   The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. A high portfolio turnover (100% or more) increases a Fund's transaction costs, and may result in the realization of more short-term capital gains than if the Fund had a lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Sub-Adviser deems portfolio changes appropriate.

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

   STANDARD & POOR'S - A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follow:

   A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform as audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

   1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation:
   2. Nature of and provisions of the obligation:
   3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

1. LONG-TERM DEBT - INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to meet its financial commitment on the obligation is extremely strong.

     AA: Debt rated "AA" differs from the highest rated issues only in small degree. Capacity to meet its financial commitment on the obligation is very strong.

     A: Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. Capacity to meet its financial commitment on the obligation is still strong.

     BBB: Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

SPECULATIVE GRADE

     BB, B, CCC, CC, C: Debts rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: Debt rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligors capacity or willingness to meet its financial commitment on the obligation.

     CCC: Debt rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: Debt rated "CC" is currently highly vulnerable to nonpayment.

     C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D: Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     -: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposes to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     DEBT OBLIGATIONS OR ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain ratings or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

2. COMMERCIAL PAPER

A-S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follow:

     A-1: The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated "A-1".

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: This rating is assigned to short-term debt obligations currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are bases on current information furnished to S & P by the issuer or obtained from other sources it considers reliable. S & P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

3. PREFERRED STOCK

     A S & P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligation. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer. The preferred stock ratings are based on the following considerations:
I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
II.  Nature of, and provisions of, the issuer.
III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by S & P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligation.

     AA: A preferred stock issue rated "AA" also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

     A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

     BB, B AND CCC: Preferred stock rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BBB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC: The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     C: A preferred stock issue rated "C" is a nonpaying issue.

     D: A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

     NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy. PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S & P by the issuer or obtained by S & P from other sources it considers reliable. S & P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

MOODY'S INVESTORS SERVICE-a brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings (as published by Moody's Investor Service) follows:

1. LONG-TERM DEBT

     AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protected elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     BAA: Bonds which are rated Baa are considered a medium-grade obligation, (i.e., they are neither highly protected nor poorly secured.) Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA: Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for the reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications. Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

2. SHORT-TERM DEBT

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issues:

     ISSUERS RATED PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-Leading market positions in well-established industries. -High rates of return on funds employed.

-Conservative capitalization structure with moderate reliance on debt and ample asset protection. -Broad margins is earnings coverage of fixed financial charges and high internal cash generation. -Well-established access to a range of financial markets and assured sources of alternate liquidity.

     ISSUERS RATED PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     ISSUERS RATED PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes of the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

3.  PREFERRED STOCK

     Preferred stock rating symbols and their definitions are as follows:

     AAA: An issue which is rated "AAA" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     AA: An issue which is rated "AA" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     A: An issue which is rated "A" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "AAA" and "AA" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

     BAA: An issue which is rated "BAA" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     BA: An issue which is rated "BA" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     B: An issue which is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     CAA: An issue which is rated "CAA" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     CA: An issue which is rated "CA" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

   The Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's portfolio business, the policies and practices in this regard will at all times be subject to review by the Trustees of the Fund.

   Many securities in which the Fund invests are traded principally in the over-the-counter market. Over-the-counter securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price a fixed amount of compensation for the financial advisers, underwriters and dealers. The Fund also may purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Day to day management of the portfolios of each Fund is the responsibility of a team of officers of the Sub-Adviser.

   The Sub-Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker/dealers and in negotiating prices on such transactions, the Sub-Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Sub-Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Sub-Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Sub-Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Sub-Adviser. Since statistical and other research information is only supplementary to the research efforts of the Sub-Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Sub-Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Adviser in servicing all of its advisory accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Fund, the Sub-Adviser or the Distributor and with brokerage firms participating in the distribution of the Fund's shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considers on quality of execution and comparable commission rates, the Sub-Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services or to a firm participating in the distribution of the Fund's shares.

   The Sub-Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective sizes of the Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

   During the calendar years ended December 31, 2003, 2002, and 2001, the portfolio turnover rate was 104.0%, 52.3%, and 64.6%, respectively.

   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003, the Fund owned corporate bonds of Lehman Brothers with a market value of $2,041,394. Lehman Brothers is considered a regular broker for the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc. ("Alticor"), formerly known as Amway Corporation, 7575 Fulton Street East, Ada, Michigan 49355, indirectly, as of February 9, 2004, owned 16,519,226 shares, or 99.73%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Alticor were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the fund.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both, and includes their principal occupations during the past five years:

                                                            Term of                                      Number of        Other
Name and Address            Age        Office Held       Office/Length  Principal Occupation Last Five    Portfolios   Directorships
                                                            of Time                 Years                 in Fund         Held By
                                                             Served                                       Complex         Director
                                                                                                          Overseen by
                                                                                                           Director
INTERESTED TRUSTEES

Allan D. Engel*               51     Trustee, President,    Perpetual/23   Vice President, Real Estate            5            None
2905 Lucerne SE, Suite 200           Secretary and                         Operations and
Grand Rapids, Michigan               Treasurer of the                      Secretary-Activa Holdings
49546                                Fund; President, and                  Corp. Formerly, Sr. Manager,
                                     Secretary of the                      Investments and Real Estate,
                                     Investment Adviser.                   Amway Corporation; Director,
                                                                           President and Secretary of
                                                                           Amway Management Company
                                                                           (1981-1999); Trustee, Vice
                                                                           President and Secretary,
                                                                           Amway Mutual Fund (1981-1999);
                                                                           Vice President and Assistant
                                                                           Treasurer, Activa Mutual
                                                                           Fund Trust (1999-2002).

James J. Rosloniec*           58     Trustee                Perpetual/23   President & Chief Operating            5            None
2905 Lucerne SE, Suite 200                                                 Officer, JVA Enterprises,
Grand Rapids, Michigan                                                     LLC.  President, Chief
49546                                                                      Executive Officer and
                                                                           Director, Activa Holdings
                                                                           Corp. Formerly, Vice
                                                                           President-Audit and Control,
                                                                           Amway Corporation (1991-2000);
                                                                           Director, Vice President and
                                                                           Treasurer of Amway Management
                                                                           Company (1984-1999); Trustee,
                                                                           President and Treasurer,
                                                                           Amway Mutual Fund, (1981-1999);
                                                                           President and Treasurer, Activa
                                                                           Mutual Fund Trust (1999-2002).


                                                            Term of                                      Number of        Other
Name and Address            Age        Office Held       Office/Length  Principal Occupation Last Five    Portfolios   Directorships
                                                            of Time                 Years                 in Fund         Held By
                                                             Served                                       Complex         Director
                                                                                                          Overseen by
                                                                                                           Director

ADVISORY TRUSTEE

Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual / 3   President and Chief Executive         5            None
2905 Lucerne SE, Suite 200           the Fund                               Officer, Marker Net, Inc.
Grand Rapids, Michigan 49546                                                (Crown Independent Business
                                                                            Owner affiliated with
                                                                            Quixtar, Inc.)

DISINTERESTED TRUSTEES

Donald H. Johnson             73     Trustee of the Fund    Perpetual / 11  Retired, Former Vice                  5            None
2905 Lucerne SE, Suite 200                                                  President-Treasurer, SPX
Grand Rapids, Michigan 49546                                                Corporation.

Walter T. Jones               61     Trustee of the Fund    Perpetual / 12  Retired, Former Senior Vice           5            None
936 Sycamore Ave.                                                           President-Chief Financial
Holland, Michigan 49424                                                     Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual /  6  Retired, Former Finance               5            None
24578 Rutherford                                                            Director, Amway Corporation.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund inasmuch as they are officers of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp., and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                Dollar Range of             Dollar Range of
                               Equity Securities           Equity Securities
                                  In the Fund             In All Activa Funds
     Names of Trustees         December 31, 2003           December 31, 2003

INTERESTED TRUSTEES
Allan D. Engel
Trustee                               -0-                  $50,001 - $100,000
James J. Rosloniec
Trustee                               -0-                  $50,001 - $100,000

ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                      -0-                     $1 - $10,000

DISINTERESTED TRUTEES
Donald H. Johnson
Trustee                               -0-                  $10,001 - $50,000
Walter T. Jones
Trustee                               -0-                  $50,001 - $100,000
Richard E. Wayman
Trustee                          $1 - $10,000              $10,001 - $50,000


                                               Pension or
      Name of Person,           Trustee        Retirement        Estimated Annual    Total Compensation
         Position             Compensation  Benefits Accrued as      Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses

INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

   The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser" or "Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on June 11, 1999. The Agreement provides that the Fund will pay the Investment Adviser a fee, payable quarterly, at the annual rate of .40 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets; .32 of 1% on the excess. The fees paid by the Fund for investment adivsory services during the yearS ended December 31, 2003, 2002, and 2001 were $561,235, $568,571, and $547,891, respectively.

   Effective March 1, 2000, the Sub-Advisory Agreement between the Investment Adviser and the Fund's prior Sub-Adviser was amended to reduce the sub-advisory fee on assets in excess of $150,000,000. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waive its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount under the amended Sub-Advisory Agreement, plus 0.20% of average net assets.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Alticor Inc. which, as of February 9, 2004, owned 16,519,226 shares, or 99.73%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

   A Sub-Advisory Agreement has been entered into between the Investment Adviser and McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523 ("Sub-Adviser"). Dennis J. McDonnell may be deemed to control the sub-adviser because he owns more than 25% of the interests of McDonnell and serves as Manager of the sub-adviser. Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rate of .20 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets; .12% of 1% on the next $100,000,000 of assets in excess of $50,000,000; and .04 of 1% on assets in excess of $150,000,000. Fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 2003, 2002, and 2001, were $226,875, $228,086, and $224,809, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004, the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   During 2003 the Fund paid $250,772 to Activa for the services which it provided pursuant to the Distribution Plan. The services included printing and mailing of prospectuses ($3,644), and general and administrative services ($247,128). The latter included activities of Activa's office personnel which are related to marketing, registration of the Fund's securities under the federal securities laws, and registration of Activa as a broker-dealer under federal and state securities laws. Since the Distribution Plan is a compensation plan, amounts paid under the plan may exceed Activa's actual expenses.

   Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

   Most of the activities financed by the Distribution Plan are related to the distribution of all of the funds in the Activa family of mutual funds. Other activities may be related to the distribution of a particular fund. Each Activa mutual fund (other than the Money Market Fund) contributes the same percentage of its average net assets to the Distribution Plan. The Money Market Fund does not presently participate in the Distribution Plan.

   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and Activa Asset Management LLC ("Activa"), Activa provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, Activa pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of Activa. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 2003, 2002, and 2001, total payments were $250,772, $255,357, and $242,432, respectively.

   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------

   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS

--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's asset are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:

   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:

   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:

   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.

   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

INTERNET ADDRESS
--------------------------------------------------------------------------------

Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.

   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will not qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.

   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.

   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

                                            ====================================
                                              Activa
                                              Intermediate
ACTIVA INTERMEDIATE BOND FUND                 Bond
(a Series of Activa Mutual Fund Trust)        Fund
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670

                                                       Statement of
                                                  Additional Information

                                                      April 27, 2004







                                                 ACTIVA MUTUAL FUND LOGO










Printed in U.S.A.

                                            ====================================

ACTIVA VALUE FUND                               ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670                                                                CLASS A
                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                               This  Statement of Additional  Information  is not a
  Restrictions on the Fund's                            prospectus.  Therefore,  it  should  be read only in
  Investments                                           conjunction  with the Class A Prospectus,  which can
Additional Risks & Information                          be   requested   from   the  Fund  by   writing   or
   Concerning Certain Investment                        telephoning  as  indicated   above.   The  financial
    Techniques                                          statements  and  performance  data  for the Fund are
Portfolio Transactions &                                contained  in  the  Fund's  2003  Annual  Report  to
   Brokerage Allocation                                 Shareholders.   This   information  is  incorporated
Proxy Voting Policies                                   herein  by  reference.  The  Annual  Report  may  be
Principal Shareholders                                  obtained  by  writing  or  calling  the  Fund.  This
Officers and Trustees of the Fund                       Statement of Additional  Information  relates to the
Investment Adviser                                      Class A  Prospectus  for the Fund  dated  April  27,
Sub-Adviser                                             2004.
Approval of Investment Advisory
   Agreements                                           Class  A  is  offered  to  members  of  the  general
Plan of Distribution and Principal                      public.  The Fund also offers Class R shares,  which
  Underwriter                                           are  available  only to  tax-exempt  retirement  and
Administrative Agreement                                benefits  plans of Alticor Inc. and its  affiliates.
Transfer Agent                                          Information  about Class R is contained in the Class
Custodian                                               R  prospectus   dated  April  27,  2004,   which  is
Auditors                                                available upon request.
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Customer Identification Program
Internet Address                                              The date of this Statement of Additional
Federal Income Tax                                                 Information is April 27, 2004
Reports to Shareholders
   and Annual Audit

Printed in U.S.A.

                               ACTIVA MUTUAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.

   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.

   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

   The primary investment objective of the Fund is capital appreciation. The Fund invests primarily in common stock of U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace. Income may be a factor in portfolio selection but is secondary to the principal objective. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries.

FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund :

   1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

   2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.

   3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

   4. May not borrow money, except to the extent permitted by applicable law;

   5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

   6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

   7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

   8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

   An additional non-fundamental policy is that the Fund will not concentrate its investments in domestic bank money market instruments.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

   DERIVATIVES.

   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by Wellington Management Co., LLP (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.

   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

   FUTURE CONTRACTS.

   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

   In transactions establishing a long position in a futures contract, liquid assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, liquid assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

   OPTION

   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying liquid assets having a value equal to the aggregate face value of the option position taken.

   OPTIONS ON FUTURES CONTRACTS

   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

   LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

   The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

   SHORT SALES AGAINST THE BOX

   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

   SWAP ARRANGEMENTS

   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

   REPURCHASE AGREEMENTS.

   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.

   REVERSE REPURCHASE AGREEMENTS.

   The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

   WHEN-ISSUED SECURITIES.

   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

   RESTRICTED SECURITIES.

   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

   FOREIGN INVESTMENTS.

   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or similar instruments. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

   These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.

   CURRENCY TRANSACTIONS.

   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

   SECURITIES LENDING.

   The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.

   SHORT-TERM TRADING.

   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

   TEMPORARY AND DEFENSIVE INVESTMENTS.

   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

   INDUSTRY CLASSIFICATIONS.

   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify by industry in accordance with classification set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents.

   OTHER INVESTMENT COMPANIES

   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.

   U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

   o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
   o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
   o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.

   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

   BANK MONEY INVESTMENTS

   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

   SHORT-TERM CORPORATE DEBT INSTRUMENTS

   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

   ZERO AND STEP COUPON SECURITIES

   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

   COMMERCIAL PAPER RATINGS

   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.

   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Activa Asset Management, LLC, the ("Investment Adviser"), or the Sub-Advisers will select the brokers and resulting allocation of brokerage commission; but, the Investment Adviser's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.

   The Investment Adviser and Sub-Adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Adviser, and the Sub-Adviser. Any research benefits derived by the Sub-Adviser are available to all clients of the Sub-Adviser. Since research information, statistical and other services are only supplementary to the research efforts of the Sub-Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.

   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

   During the years ended December 31, 2003, 2002, and 2001, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $232,168, $296,535, and $314,945, respectively. Transactions in the amount of $4,660,010 involving commissions of approximately $9,060, were directed to brokers because of research services provided during 2003. During the calendar year ended December 31, 2003 the portfolio turnover rate was 65.7% which was a decrease over the previous year's rate of 84.9%.

   The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.

   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003, the Fund owned common stock of Goldman Sachs with a market value of $1,184,760, common stock of Merrill Lynch with a market value of $2,205,240 and common stock of Morgan Stanley with a market value of $810,180. Goldman Sachs, Merrill Lynch and Morgan Stanley are considered regular brokers for the Fund.

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

   The Fund relies on the Sub-Adviser to vote proxies relating to portfolio securities. Attached as an addendum to this Statement of Additional Information is a copy of the Sub-Adviser's proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge upon request by calling the toll-free number at the front of this document or on the Securities and Exchange Commission's website at http://www.SEC.gov.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc., formerly known as Amway Corporation, 7575 Fulton Street East, Ada, Michigan 49355, indirectly, as of February 9, 2004, owned 934,370 shares, or 6.18%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor Inc. is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Enterprises Capital LLC, which owns, as of February 9, 2004, 5,731,646 shares, or 37.94%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.

   As noted above, Jay Van Andel indirectly owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.

   If any of the Fund's principal shareholders were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of the Fund's shares.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both, and includes their principal occupations during the past five years:

                                                             Term of                                     Number of        Other
Name and Address             Age        Office Held       Office/Length    Principal Occupation Last   Portfolios in   Directorships
                                                          of Time Served         Five Years             Fund Complex     Held By
                                                                                                         Overseen by      Director
                                                                                                          Director
INTERESTED TRUSTEES

Allan D. Engel*               51     Trustee, President,    Perpetual / 23  Vice President, Real Estate            5            None
2905 Lucerne SE,                     Secretary and                          Operations and
Suite 200                            Treasurer of the                       Secretary-Activa Holdings
Grand Rapids, Michigan               Fund; President, and                   Corp. Formerly, Sr. Manager,
49546                                Secretary of the                       Investments and Real Estate,
                                     Investment Adviser.                    Amway Corporation; Director,
                                                                            President and Secretary of
                                                                            Amway Management Company
                                                                            (1981-1999); Trustee, Vice
                                                                            President and Secretary,
                                                                            Amway Mutual Fund
                                                                            (1981-1999); Vice President
                                                                            and Assistant Treasurer,
                                                                            Activa Mutual Fund Trust
                                                                            (1999-2002).

James J. Rosloniec*           58     Trustee.               Perpetual / 23  President & Chief Operating            5            None
2905 Lucerne SE, Suite 200                                                  Officer, JVA Enterprises,
Grand Rapids, Michigan                                                      LLC.  President, Chief
49546                                                                       Executive Officer and
                                                                            Director, Activa Holdings
                                                                            Corp. Formerly, Vice
                                                                            President-Audit and
                                                                            Control, Amway Corporation
                                                                            (1991-2000); Director, Vice
                                                                            President and Treasurer of
                                                                            Amway Management Company
                                                                            (1984-1999); Trustee,
                                                                            President and Treasurer,
                                                                            Amway Mutual Fund,
                                                                            (1981-1999) President and
                                                                            Treasurer, Activa Mutual
                                                                            Fund Trust (1999-2002).

ADVISORY  TRUSTEE

Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual / 3   President and Chief Executive          5            None
2905 Lucerne SE, Suite 200           the Fund                               Officer, Marker Net, Inc.
Grand Rapids, Michigan 49546                                                (Crown Independent Business
                                                                            Owner affiliated with
                                                                            Quixtar, Inc.)



                                                             Term of                                     Number of        Other
Name and Address             Age        Office Held       Office/Length    Principal Occupation Last   Portfolios in   Directorships
                                                          of Time Served         Five Years             Fund Complex     Held By
                                                                                                         Overseen by      Director
                                                                                                          Director

DISINTERESTED TRUSTEES

Donald H. Johnson             73     Trustee of the Fund    Perpetual / 11  Retired, Former Vice                   5            None
2905 Lucerne SE, Suite 200                                                  President-Treasurer, SPX
Grand Rapids, Michigan 49546                                                Corporation.

Walter T. Jones               61     Trustee of the Fund    Perpetual / 12  Retired, Former Senior Vice            5            None
936 Sycamore Ave.                                                           President-Chief Financial
Holland, Michigan 49424                                                     Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual / 6   Retired, Former Finance                5            None
24578 Rutherford                                                            Director, Amway Corporation.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp. and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                  Dollar Range of              Dollar Range of
                                 Equity Securities            Equity Securities
                                    In the Fund              In All Activa Funds
     Names of Trustees           December 31, 2003            December 31, 2003

INTERESTED TRUSTEES
Allan D. Engel
Trustee                         $50,001 - $100,000            $50,001 - $100,000
James J. Rosloniec
Trustee                         $50,001 - $100,000            $50,001 - $100,000

ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                        -0-                      $1 - $10,000

DISINTERESTED TRUSTEES
Donald H. Johnson
Trustee                            $1 - $10,000               $10,001 - $50,000
Walter T. Jones
Trustee                                 -0-                   $50,001 - $100,000
Richard E. Wayman
Trustee                          $10,001 - $50,000            $10,001 - $50,000

                                               Pension or
      Name of Person,           Trustee        Retirement        Estimated Annual    Total Compensation
         Position             Compensation  Benefits Accrued as      Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses

INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

   The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management, LLC (the "Investment Adviser or Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, the Investment Adviser is to receive compensation payable quarterly, at the annual rate of 0.65% of 1% on the first $100,000,000 of average daily net assets of the Fund, 0.60% on the next $50,000,000 in assets, and 0.55% on the next $50,000,000 in assets. When the Fund's assets reach $200,000,000 the rate shall be 0.60% on assets up to $200,000,000, and 0.55% on assets in excess of $200,000,000, so long as the Fund continued to have at least $200,000,000 in assets. The investment advisory fees paid by the Fund to the Investment Adviser during the years ended December 31, 2003, 2002, and 2001 were $595,071, $620,508, and $753,154, respectively.

   Effective December 30, 1999, Wellington Management Company, LLP became the Fund's new Sub-Adviser. The compensation schedule under the new Sub-Advisory Agreement, which is further described below, provides for a reduction in Sub-Advisory fees as the size of the Fund's assets increases. The new Sub-Advisory agreement, compared to the Fund's prior sub-advisory agreement, provides for lower sub-advisory fees. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waive its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount payable under the new Sub-Advisory Agreement, plus ..20% of average net assets.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel is also a principal shareholder of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

   Effective December 30, 1999, a Sub-Advisory Agreement has been entered into between the Investment Adviser and Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   As compensation for its services as the Fund's Sub-Adviser, Wellington Management will receive a fee from the Fund's Investment Adviser at the annual rate of 0.40% of the first $100 million of average daily net assets of the Fund, and 0.30% of the assets in excess of $100 million; the minimum annual fee shall be $350,000. The fees paid by the Investment Adviser to the Sub-Adviser during the years ended December 31, 2003, 2002, and 2001 were $356,976, $372,267, and
$450,804, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004, the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   On December 4, 2003, the Trustees approved an amendment to the Sub-Advisory Agreement, effective February 1, 2004, to increase the Sub-Adviser's compensation. The new fee will continue to be lower than the sub-advisory fee that was approved by the Fund's shareholders on September 1, 1999 so long as the Fund's assets exceed approximately $78,000,000.

   The Fund paid total investment advisory fees (including sub-advisory fees) of $595,071 during the year ended December 31, 2003. If the new fee structure had been in effect during that year, the total amount paid would have been $695,071.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, Activa provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Prior to September 1, 1999, AMC provided services pursuant to the Distribution Plan.

   During 2003 the Fund paid $175,937 to Activa for the services which it provided pursuant to the Distribution Plan. The services included printing and mailing of prospectuses ($2,556), and general and administrative services ($173,381). The latter included activities of Activa's office personnel which are related to marketing, registration of the Fund's securities under the federal securities laws, and registration of Activa as a broker-dealer under federal and state securities laws. Since the Distribution Plan is a compensation plan, amounts paid under the plan may exceed Activa's actual expenses.

   Amounts received by Activa pursuant to the Distribution Plan may be retained by Activa as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

   Most of the activities financed by the Distribution Plan are related to the distribution of all of the funds in the Activa family of mutual funds. Other activities may be related to the distribution of a particular fund. Each Activa mutual fund (other than the Money Market Fund) contributes the same percentage of its average net assets to the Distribution Plan. The Money Market Fund does not presently participate in the Distribution Plan.

   Activa serves as the exclusive agent for sales of the Fund's shares pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets beginning September 1, 1999. During the year ended December 31, 2003, 2002, and 2001, total payments were $178,522, $186,153, and $225,948, respectively.

   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------

   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's asset are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made in your account at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:

   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:

   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:

   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.

   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

INTERNET ADDRESS
--------------------------------------------------------------------------------

   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

   The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.

   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.

   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.

   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

                                                  ==============================
                                                       Activa
                                                       Value
ACTIVA VALUE FUND                                      Fund
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                           Statement of
                                                      Additional Information

                                                         April 27, 2004







                                                     ACTIVA MUTUAL FUND LOGO








Printed in U.S.A.

                                                  ==============================

                                    ADDENDUM

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


INTRODUCTION                        Wellington Management Company, llp
                                    ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.

                                    Wellington Management's Proxy Voting
                                    Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.

--------------------------------------------------------------------------------
STATEMENT OF POLICIES               As a matter of policy, Wellington
                                    Management:

                                    1

                                    Takes responsibility for voting client
                                    proxies only upon a client's written
                                    request.

                                    2
                                    Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

                                    3
                                    Develops and maintains broad guidelines
                                    setting out positions on common proxy
                                    issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.

                                    4
                                    Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

                                    5
                                    Identifies and resolves all material
                                    proxy-related conflicts of interest between the firm and its clients in the best interests of the client.


--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 1

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003

--------------------------------------------------------------------------------
                                    6
                                    Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

                                    7
                                    Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

                                    8
                                    Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

                                    9
                                    Reviews regularly the voting record to
                                    ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

--------------------------------------------------------------------------------
Responsibility and                  Wellington Management has a Proxy Committee,
Oversight                           established by action of the firm's
                                    Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.
                                    The firm's Legal Services Department
                                    monitors regulatory requirements with
                                    respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington
                                    Management is the responsibility of the
                                    Proxy Group within the Legal Services
                                    Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

--------------------------------------------------------------------------------
Statement of Procedures             Wellington Management has in place certain
                                    procedures for implementing its proxy voting policies.

--------------------------------------------------------------------------------
General Proxy Voting                AUTHORIZATION TO VOTE.  Wellington
                                    Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 2

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


--------------------------------------------------------------------------------
                                    RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

                                    RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

                                    RESEARCH. In addition to proprietary
                                    investment research undertaken by Wellington
                                    Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

                                    PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

o                                   o   Generally, issues for which explicit
                                        proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For",
                                        "Against", "Abstain") are reviewed by
                                        the Proxy Group and voted in accordance
                                        with the Proxy Voting Guidelines.

o                                   o   Issues identified as "case-by-case" in
                                        the Proxy Voting Guidelines are further
                                        reviewed by the Proxy Group. In certain
                                        circumstances, further input is needed,
                                        so the issues are forwarded to the
                                        relevant research analyst and/or
                                        portfolio manager(s) for their input.

o                                  o    Absent a material conflict of interest,
                                        the portfolio manager has the authority
                                        to decide the final vote. Different
                                        portfolio managers holding the same
                                        securities may arrive at different
                                        voting conclusions for their clients'
                                        proxies.

                                    MATERIAL CONFLICT OF INTEREST IDENTIFICATION
                                    AND RESOLUTION PROCESSES. Wellington
                                    Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 3

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


--------------------------------------------------------------------------------
                                    reviewed by designated members of the Proxy
                                    Committee to determine if there is a
                                    conflict, and if so whether the conflict is material.

                                    If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

--------------------------------------------------------------------------------
Other Considerations In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

                                    SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

                                    SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

                                    In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp

    Page 4



Proxy Voting Policies and Procedures                                  April 2003

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003

--------------------------------------------------------------------------------

                                    LACK OF ADEQUATE INFORMATION, UNTIMELY
                                    RECEIPT OF PROXY, IMMATERIAL IMPACT, OR
                                    EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION              Wellington Management maintains
                                    records of proxies voted pursuant to Section
                                    204-2 of the Investment Advisers Act of 1940
                                    (the "Advisers Act"), the Employee
                                    Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

                                    Wellington Management's Proxy Policies and
                                    Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp

ACTIVA GROWTH FUND                            ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund
Trust) 2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670

                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                                  This  Statement of Additional  Information is not
  Restrictions on the Fund's                            a prospectus.  Therefore,  it should be read only in
  Investments                                           conjunction  with  the  Prospectus,   which  can  be
Additional Risks and Information                        requested  from the Fund by writing  or  telephoning
   Concerning Certain Investment                        as indicated  above.  The financial  statements  and
   Techniques                                           performance  data for the Fund are  contained in the
Brokerage Allocation                                    Fund's  2003  Annual  Report to  Shareholders.  This
Proxy Voting Policies                                   information  is  incorporated  herein by  reference.
Principal Shareholders                                  The  Annual  Report  may be  obtained  by writing or
Officers and Trustees of the Fund                       calling  the  Fund.  This  Statement  of  Additional
Investment Adviser                                      Information  relates to the  Prospectus for the Fund
Sub-Adviser                                             dated April 27, 2004.
Approval of Investment Advisory
   Agreements
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Customer Identification Program
Internet Address
Federal Income Tax                                            The date of this Statement of Additional
Reports to Shareholders                                            Information is April 27, 2004
   and Annual Audit

Printed in U.S.A.

ORGANIZATION OF THE FUND

--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.

   When issued, shares of the Fund will be fully paid and non-assessable. Each share of the Fund will have identical voting, dividend, liquidation, and other rights. Shares are freely transferable and have no preemptive, subscription or conversion rights.

   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is long-term growth of capital. The Fund will attempt to meet its objectives by investing primarily in stocks that the Fund believes have long term growth potential. The Fund seeks to identify stocks with sustainable above average earnings growth, competitive advantages and leadership positions.

FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund :

   1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.
   2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
   3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
   4. May not borrow money, except to the extent permitted by applicable law;
   5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
   6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

   7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

   8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or short sales against the box; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of other open-end registered investment companies.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   In view of the Fund's investment objective of long-term growth of capital, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where appropriate, in management's opinion. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

   An additional non-fundamental policy is that the Fund will not concentrate its investments in domestic bank money market instruments.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

   DERIVATIVES.

   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by State Street Research & Management Company (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.

   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

   FUTURE CONTRACTS.

   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

   In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

   OPTION

   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

   OPTIONS ON FUTURES CONTRACTS

   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

   LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

   The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

   SHORT SALES AGAINST THE BOX

   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

   SWAP ARRANGEMENTS

   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

   REPURCHASE AGREEMENTS.

   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.

   REVERSE REPURCHASE AGREEMENTS.

   The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

   WHEN-ISSUED SECURITIES.

   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

   RESTRICTED SECURITIES.

   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

   FOREIGN INVESTMENTS.

   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

   These risks are usually higher in less-develop countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.

   CURRENCY TRANSACTIONS.

   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

   SECURITIES LENDING.The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.

   SHORT-TERM TRADING.

   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

   TEMPORARY AND DEFENSIVE INVESTMENTS.

   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

   INDUSTRY CLASSIFICATIONS.

   In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes privates pools of nongovernment backed mortgages.

   Autos & Transportation   Consumer Discretionary     Financial Services
   ----------------------   ----------------------     ------------------
   Air Transport            Advertising Agencies       Banks & Savings and Loans
   Auto parts               Casino/Gambling            Financial Data Processing
   Automobiles                 Hotel/Motel                 Services & Systems
   Miscellaneous            Commercial Services        Insurance
         Transportation     Communications, Media &    Miscellaneous Financial
   Railroad Equipment          Entertainment           Real Estate Investment
   Railroads                Consumer Electronics           Trusts


   Recreational Vehicles &  Consumer Products          Rental & Leasing Services:
        Boats               Consumer Services              Commercial
   Tires & Rubber           Household Furnishings      Securities Brokerage &
   Truckers                 Leisure Time                   Services
                            Photography

   Integrated Oils          Printing & Publishing      Health Care
   ---------------          ---------------------      -----------
   Oil: Integrated Domestic Restaurants                 Drugs & Biotechnology
   Oil: Integrated          Retail                        Health Care Facilities
        International       Shoes                         Health Care Services
                            Textile Apparel               Hospital Supply
                                 Manufacturers            Service Miscellaneous
                            Toys

Consumer Staples            Financial Services         Technology
----------------            ------------------         ----------
Beverages                   Banks & Savings and Loans  Communications Technology
Drug & Grocery Store        Financial Data Processing  Computer Software
      Chains                     Services & Systems    Computer Technology
Foods                       Insurance                  Electronics
Household Products          Miscellaneous Financial    Electronics: Semi-
Tobacco                     Real Estate Investment          Conductors/Components
                                 Trusts                Miscellaneous Technology


Materials & Processing
----------------------      Other Energy               Utilities
Agriculture                 ------------               ---------
Building & Construction     Gas Pipelines              Miscellaneous Utilities
Chemicals                   Miscellaneous Energy       Utilities: Cable TV & Radio
Containers & Packaging      Offshore Drilling               Utilities: Electrical
Diversified Manufacturing   Oil & Gas Producers             Utilities: Gas Distribution
Engineering & Contracting   Oil Well Equipment &            Utilities: Telecommunications
     Services                    Services                   Utilities: Water
Fertilizers
Forest Products             Producer Durables
Gold & Precious Metals      Aerospace
Miscellaneous Materials &   Electrical Equipment &
     Processing                  Components
Non-Ferrous Metals          Electronics: Industrial
Office Supplies                  Components
Paper & Forest Products     Industrial Products
Real Estate & Construction  Machine Tools
Steel                       Machinery
Textile Products            Miscellaneous Equipment
                            Miscellaneous Producer
Other                            Durables
-----
Trust Certificates -        Office Furniture & Business
     Government Related          Equipment
Lending                     Pollution Control and
Asset-backed Mortgages           Environmental Services
Asset-backed-Credit Card    Production Technology
     Receivables                 Equipment
Miscellaneous               Telecommunications
   Multi-Sector Companies        Equipment

   OTHER INVESTMENT COMPANIES

   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.

   U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:
   o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
   o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
   o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.

   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

   BANK MONEY INVESTMENTS

   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

   SHORT-TERM CORPORATE DEBT INSTRUMENTS

   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

   ZERO AND STEP COUPON SECURITIES

   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

   COMMERCIAL PAPER RATINGS

   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.

   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

   The Sub-Adviser's policy is to seek for its clients, including the Fund, what in the Sub-Adviser's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Sub-Adviser may do business, and the Sub-Adviser may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Sub-Adviser seeks to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Sub-Adviser evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Sub-Adviser may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

   When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Sub-Adviser to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Sub-Adviser's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

   In the case of the Fund and other registered investment companies advised by the Sub-Adviser or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Sub-Adviser's advisory services and to review the fees and other provisions contained in the advisory contracts between the investment companies and the Sub-Adviser. The Sub-Adviser considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

   The Sub-Adviser regularly reviews and evaluates the services furnished by broker-dealers. The Sub-Adviser's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

   Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Sub-Adviser allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Sub-Adviser pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Sub-Adviser's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

   The Sub-Adviser has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Sub-Adviser or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

   It is not the Sub-Adviser's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Sub-Adviser is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Sub-Adviser relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934.

   In the case of the purchase of fixed income securities in underwriting transactions, the Sub-Adviser follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Sub-Adviser may make such allocations to broker-dealers which have provided the Sub-Adviser with research and brokerage services.

   In some instances, certain clients of the Sub-Adviser request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Sub-Adviser generally agrees to honor these requests to the extent practicable. Clients may request that the Sub-Adviser only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Sub-Adviser may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Sub-Adviser is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

   When the Sub-Adviser is seeking to buy or sell the same security on behalf of more than one client, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Sub-Adviser will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time..

   In addition, when the Sub-Adviser is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Sub-Adviser may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Sub-Adviser believes that grouping orders generally provide an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Sub-Adviser may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Sub-Adviser may not aggregate trades where it believes that it is in the best interest of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disporportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more of less favorable overall execution ( including transaction costs) relative to other clients.

   The Sub-Adviser has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

   Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Sub-Adviser's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

   During the years ended December 31, 2003, 2002, and 2001, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $89,664, $82,297, and $92,246, respectively. Transactions in the amount of $31,072,919, involving commissions of approximately $57,078, were directed to brokers because of research services provided during 2003. During the calendar year ended December 31, 2003, the portfolio turnover rate was 101.0%, which was a decrease over the previous year's rate of 143.0%.

   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003 the Fund owned common stock of Merrill Lynch with a market value of $499,942 and common stock of Goldman Sach with a market value of $434,412. Merrill Lynch and Goldman Sach are considered regular brokers for the Fund.

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

   The Fund relies on the Sub-Adviser to vote proxies relating to portfolio securities. Attached as an addendum to this Statement of Additional Information is a copy of the Sub-Adviser's proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request by calling the toll-free number at the front of this document or on the Securities and Exchange Commission's website at http://www.SEC.gov.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc., formerly known as Amway Corporation, 7575 Fulton Street East, Ada, Michigan 49355, indirectly, as of February 9, 2004, owned 4,561,445 shares, or 96.42% of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Alticor were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of Alticor's shares.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both, and includes their principal occupations during the past five years:

                                                              Term of                                     Number of        Other
Name and Address             Age       Office Held       Office/Length  Principal Occupation Last Five  Portfolios in  Directorships
                                                            of Time                   Years              Fund Complex     Held By
                                                            Served                                       Overseen by      Director
                                                                                                           Director
INTERESTED TRUSTEES
Allan D. Engel*               51     Trustee, President,    Perpetual/23   Vice President, Real Estate             5            None
2905 Lucerne SE, Suite 200           Secretary and                         Operations and
Grand Rapids, Michigan               Treasurer of the                      Secretary-Activa Holdings
49546                                Fund; President, and                  Corp. Formerly, Sr. Manager,
                                     Secretary of the                      Investments and Real Estate,
                                     Investment Adviser.                   Amway Corporation; Director,
                                                                           President and Secretary of
                                                                           Amway Management Company
                                                                           (1981-1999); Trustee, Vice
                                                                           President and Secretary,
                                                                           Amway Mutual Fund (1981-1999);
                                                                           Vice President and Treasurer,
                                                                           Activa Mutual Fund Trust
                                                                           (1999-2002).

James J. Rosloniec*           58     Trustee.               Perpetual/23   President & Chief Operating             5            None
2905 Lucerne SE, Suite 200                                                 Officer, JVA Enterprises,
Grand Rapids, Michigan                                                     LLC.  President, Chief
49546                                                                      Executive Officer and
                                                                           Director, Activa Holdings
                                                                           Corp. Formerly, Vice
                                                                           President-Audit and
                                                                           Control, Amway Corporation
                                                                           (1991-2000); Director,
                                                                           Vice President and Treasurer,
                                                                           Amway Management Company
                                                                           (1984-1999); Trustee,
                                                                           President and Treasurer,
                                                                           Amway Mutual Fund,
                                                                           (1981-1999); President
                                                                           and Treasurer, Activa
                                                                           Mutual Fund Trust
                                                                           (1999-2002).

ADVISORY  TRUSTEE
Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual/3    President and Chief Executive           5            None
2905 Lucerne SE, Suite 200           the Fund                              Officer, Marker Net, Inc.
Grand Rapids, Michigan 49546                                               (Crown Independent Business
                                                                           Owner affiliated with Quixtar,
                                                                           Inc.)

DISINTERESTED TRUSTEES
Donald H. Johnson             73     Trustee of the Fund    Perpetual/11   Retired, Former Vice                    5            None
2905 Lucerne SE, Suite 200                                                 President-Treasurer, SPX
Grand Rapids, Michigan 49546                                               Corporation.

Walter T. Jones               61     Trustee of the Fund    Perpetual/12   Retired, Former Senior Vice             5            None
936 Sycamore Ave.                                                          President-Chief Financial
Holland, Michigan 49424                                                    Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual/6    Retired, Former Finance                 5            None
24578 Rutherford                                                           Director, Amway Corporation,.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund inasmuch as they are officers of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp. and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                 Dollar Range of               Dollar Range of
                                Equity Securities             Equity Securities
                                   In the Fund               In All Activa Funds
     Names of Trustees          December 31, 2003             December 31, 2003

INTERESTED TRUSTEES
Allan D. Engel
Trustee                           $1 - $10,000                $50,001 - $100,000
James J. Rosloniec
Trustee                                -0-                    $50,001 - $100,000

ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                       -0-                       $1 - $10,000

DISINTERESTED TRUSTEES
Donald H. Johnson
Trustee                         $10,001 - $50,000             $10,001 - $50,000
Walter T. Jones
Trustee                        $50,001 - $100,000             $50,001 - $100,000
Richard E. Wayman
Trustee                           $1 - $10,000                $10,001 - $50,000

                                               Pension or
     Name of Person,           Trustee        Retirement        Estimated Annual    Total Compensation
         Position             Compensation Benefits Accrued as       Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses
INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

   All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Alticor Inc. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser" or "Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, Activa is to receive compensation payable quarterly, at the annual rate of .70 of 1% of the average of the daily aggregate net asset value of the Fund on the first $25,000,000 of assets, .65% on the next $25,000,000, and .60% on assets in excess of $50,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The investment advisory fees paid by the Fund to the Investment Adviser during the year ended December 31, 2003, 2002, and 2001 were $181,047, $127,157, and $161,559, respectively.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Alticor Inc. which, as of February 9, 2004, owned 4,561,445 shares, or 96.42%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

  A Sub-Advisory Agreement has been entered into between the Investment Adviser and State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690 (Sub-Adviser). The Sub-Adviser is an indirect, wholly-owned, subsidiary of MetLife, Inc., an insurance and financial services company.

   Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rates of .50% of the average of the daily aggregate net asset value of the Fund on the first $25,000,000 of assets, .45% on the next $25,000,000, and .40% on assets in excess of $50,000,000. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 2003, 2002, and 2001, were $129,124, $90,914, and $115,383, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004, the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   During 2003 the Fund paid $38,964 to Activa for the services which it provided pursuant to the Distribution Plan. The services included printing and mailing of prospectuses ($566), and general and administrative services ($38,398). The latter included activities of Activa's office personnel which are related to marketing, registration of the Fund's securities under the federal securities laws, and registration of Activa as a broker-dealer under federal and state securities laws. Since the Distribution Plan is a compensation plan, amounts paid under the plan may exceed Activa's actual expenses.

   Amounts received by Activa pursuant to the Distribution Plan may be retained by Activa as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

   Most of the activities financed by the Distribution Plan are related to the distribution of all of the funds in the Activa family of mutual funds. Other activities may be related to the distribution of a particular fund. Each Activa mutual fund (other than the Money Market Fund) contributes the same percentage of its average net assets to the Distribution Plan. The Money Market Fund does not presently participate in the Distribution Plan.

   The Adviser serves as the exclusive agent for sales of the Fund's shares pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 2003, 2002, and 2001, total payments were $38,964, $27,249, and $34,663, respectively.

   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------

   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's asset are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:

   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:

   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, limited liability companies, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:

   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.

   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

INTERNET ADDRESS
--------------------------------------------------------------------------------

Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

   The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.

   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.

   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.

   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

                                            ====================================
                                               Activa
                                               Growth
ACTIVA GROWTH FUND                             Fund
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                          Statement of
                                                      Additional Information
                                                          April 27, 2004







                                                     ACTIVA MUTUAL FUND LOGO











Printed in U.S.A.

                                            ====================================

                                    ADDENDUM

                   STATE STREET RESEARCH & MANAGEMENT COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                                   April 2003

PURPOSE AND GENERAL STATEMENT

         The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which State Street Research & Management Company ("State Street Research") votes the securities owned by its clients for which State Street Research exercises voting authority and discretion (the "Proxies"). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). Our authority to vote the Proxies is established by investment management agreements or comparable documents with our clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; State Street Research takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to State Street Research, these policies and procedures apply equally to registered investment companies and institutional accounts.

         These proxy voting policies and procedures are available to all clients of the firm upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

POLICIES RELATING TO PROXY VOTING

         The guiding principle by which State Street Research votes on all matters submitted to security holders is the maximization of the ultimate economic value of our clients' holdings. Furthermore, State Street Research is mindful that for ERISA and other employee benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. State Street Research does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.

         It is the general policy of State Street Research to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, State Street Research reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of State Street Research, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients, in the judgment of State Street Research.

Proxy Voting Policies and Procedures                                  April 2003

         For clients that have delegated to State Street Research the discretionary power to vote the securities held in their account, State Street Research does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the client itself or a third party. State Street Research views the delegation of discretionary voting authority as an "all-or-nothing" choice for its clients.

         In addition to the voting of Proxies, State Street Research personnel may, in their discretion, meet with members of a corporation's management and discuss matters of importance to State Street Research's clients and their economic interests. Such meetings are in addition to any activities undertaken by State Street Research with respect to the voting of Proxies.

         Absent any legal or regulatory requirement to the contrary, it is generally the policy of State Street Research to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Any registered investment companies managed by State Street Research disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any institutional client of State Street Research can obtain details of how the firm has voted the securities in its account by contacting the client's designated service representative at State Street Research. State Street Research does not, however, generally disclose the results of voting decisions to third parties.

         Conflicts of Interest. The Proxy Policy Committee has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all associates are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of the firm's clients. If at any time any associate becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any client, he or she should contact any member of the Proxy Policy Committee or the firm's General Counsel. If any associate is pressured or lobbied either from within or outside of State Street Research with respect to any particular voting decision, he or she should contact any member of the Proxy Policy Committee or the firm's General Counsel. The full Proxy Policy Committee will use its best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the clients. The Proxy Policy Committee may cause any of the following actions to be taken in that regard:

         o vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

         o vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the client, are reasonably documented and are approved by the General Counsel; or

         o direct ISS to vote in accordance with its independent assessment of the matter.

PROXY POLICY COMMITTEE

      The administration of these proxy policies and procedures is governed by a Proxy Policy Committee (the "Committee") currently comprising five members. There are two fixed members of this Committee and three rotating members. The fixed members are the Director of Equity Research (or if there is none, an investment professional designated by the Chief Investment Officer--Equities) and the Counsel from the Legal Department responsible for proxy related matters. The remaining three members are investment professionals designated from time to time on a rotating basis by the Chief Investment Officer--Equities ("CIO"). Rotating members serve on the Committee for a term of one year. The Director of Equity Research (or the CIO's designee, as applicable) serves as Chair of the Committee. The Committee may change its structure or composition from time to time.

Proxy Voting Policies and Procedures    2                             April 2003

         The Committee has regular meetings semi-annually, and may meet other times as deemed necessary by the Chair or any member of the Committee. At each regular meeting, the Committee will review the existing Proxy Voting Guidelines and recommend any changes to those guidelines. In addition, the Committee will review any "Special Votes" and "Exceptions" (each as described below) that have occurred since the previous meeting of the Committee.

         On all matters, the Committee will make its decisions by a vote of a majority of the members of the Committee. Any matter for which there is no majority agreement among members of the Committee shall be referred to the CIO and the firm's General Counsel for a joint decision.

PROXY VOTING PROCEDURES

         State Street Research has retained Institutional Shareholder Services, Inc. ("ISS") to vote proxies for the accounts of our clients. ISS prepares research reports on most matters submitted to a shareholder vote and also provides voting services to institutions such as State Street Research. ISS receives a daily electronic feed of all holdings in State Street Research voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to ISS. ISS monitors the accounts and their holdings to be sure that all proxies are received and voted for State Street Research client shares owned. As a result of the firm's decision to use ISS, there is generally no physical handling of proxies by State Street Research personnel. State Street Research has a designated ISS contact person within the Corporate Actions group of Investment Administration and Operations ("IA&O") who serves as liaison between State Street Research and ISS.

         The attached Proxy Voting Guidelines (the "Guidelines") state the general view and expected vote of State Street Research under the majority of circumstances with respect to the issues listed in the Guidelines. The indicated vote in the Guidelines is the default position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from State Street Research, ISS will automatically vote in accordance with the Guidelines. However, the Guidelines are just that--guidelines; they are not strict rules that must be obeyed in all cases, and Proxies may be voted contrary to the vote indicated by the Guidelines if such a vote is in the clients' best interests as described below with respect to "Exceptions." State Street Research votes all securities based upon the guiding principle of seeking the maximization of economic value to our clients, and ultimately all votes are cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote.

         Well in advance of the deadline for any particular vote, ISS posts information regarding that vote on its secure web site. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, whether such vote is with or against management and any analysis that ISS has prepared on the vote. Personnel in IA&O access the web site daily and download this information. Issues that are not specifically addressed by the Guidelines, including major corporate actions such as mergers and acquisitions ("Special Votes") are not automatically voted by ISS but are referred by ISS to State Street Research for a voting decision.

         Through its web site, ISS notifies State Street Research of all upcoming Special Votes, and such matters are immediately forwarded by IA&O to the Equity Department Analyst who covers the issuer in question, or if there is no covering analyst for a particular issuer or if the covering analyst is not available prior to the deadline for the relevant Special Vote, to the portfolio manager with the largest holdings of that issuer. In most cases, the covering analyst or relevant portfolio manager will make the decision as to the appropriate vote for any particular Special Vote. In making such decision, he or she may rely on any of the information and/or research available to him or her, including any recommendation made by ISS, in his or her discretion. The analyst or portfolio manager, as applicable, will inform the Chair of the Committee and IA&O of any such voting decision, and if the Chair does not

Proxy Voting Policies and Procedures   3                              April 2003
object to such decision, IA&O will instruct ISS to vote the shares in such manner. The Chair has the discretion at all times, including in cases where the Chair has any questions about a particular voting decision or the analyst or portfolio manager is unable to arrive at a decision, to intervene in any decision regarding a Special Vote. In such regard, the Chair may take any such action he or she deems appropriate, including requesting additional analysis on the Special Vote, overriding the decision of the analyst or portfolio manager, or calling a special meeting of the entire Proxy Policy Committee to review the issues and arrive at a decision. In all cases, regardless of whether the ultimate voting decision with respect to any Special Vote is made by the analyst, the portfolio manager, the Chair or the entire Committee, such decision must be based on the overriding principle of seeking the maximization of the ultimate economic value of our clients' holdings. If for any reason, no voting decision is made with respect to any particular Special Vote, or if IA&O has not otherwise received any direction in accordance with these policies and procedures as to how to instruct ISS to vote our shares prior to the relevant voting deadline for any Special Vote, IA&O will instruct ISS to vote all of our shares in accordance with ISS's independent assessment of the matter.

         If at any time a portfolio manager or covering analyst becomes aware that he or she desires to vote on a specific matter in a manner that is contrary to the vote that would be indicated based upon the Guidelines (an "Exception"), regardless of whether such indicated vote is with or against management, then such individual should contact the Chair of the Committee as soon as possible prior to the relevant voting deadline for such matter. In most cases, the Chair of the Committee, along with the covering analyst and relevant portfolio manager, will review the issue and collectively agree as to the appropriate vote. They may make their decision based upon any of the information and/or research available to them, including any recommendation made by ISS, in their discretion. If they are unable to arrive at an agreement as to how to vote, then the Chair may call a special meeting of the Proxy Policy Committee. The full Committee will then review the issues and arrive at a decision based on the overriding principle of seeking the maximization of the ultimate economic value of our clients' holdings.

RECORD KEEPING

                      State Street Research maintains records of all proxies
                            voted in accordance with Section 204-2 of the Advisors Act. As required and permitted by Rule 204-2(c) under the Advisors Act, the following records are maintained:

         o        a copy of these policies and procedures;

         o proxy statements received regarding client securities are maintained by the firm or ISS unless such proxy statements are available on the Securities and Exchange Commission's EDGAR database, in which case the firm relies on such electronic copies on EDGAR;

         o a record of each vote cast is maintained by ISS, and such records are accessable to designated State Street Research personnel at any time;

         o a copy of any document created by State Street Research that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

         o each written client request for proxy voting records and the adviser's written response to any (written or oral) client request for such records.

Proxy Voting Policies and Procedures   4                              April 2003

                   STATE STREET RESEARCH & MANAGEMENT COMPANY

                             PROXY VOTING GUIDELINES

                                   April 2003

--------------------------------------------------------------- --------------------------------------------------------------------
                            ISSUE                                                      SSRM PROXY VOTING GUIDELINE
--------------------------------------------------------------- --------------------------------------------------------------------
AUDITOR ISSUES:
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposals requiring companies to prohibit their     Generally, follow ISS recommendation, which reviews on a
auditors from engaging in non-audit services (or cap level of   case-by-case basis.
non-audit services).
--------------------------------------------------------------- --------------------------------------------------------------------
Audit fees vs. Non-audit fees                                   Generally, vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees combined.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposals requiring  shareholders' votes for audit  Generally, in favor.
firm ratification.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposals requesting companies to rotate audit      Generally, in favor unless required rotation period is less than
firms periodically                                              five years
--------------------------------------------------------------- --------------------------------------------------------------------

DIRECTOR ISSUES:
--------------------------------------------------------------- --------------------------------------------------------------------
Staggered (Classified) Board                                    Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Management Proposal to Remove Directors                         Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Management Proposals for Filling Board Vacancies                Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Nominating and Other Board Committees Composed of Independent   Generally, in favor
Directors
--------------------------------------------------------------- --------------------------------------------------------------------
Resolutions Requiring that at least a Majority, and up to       Generally, in favor.
2/3, of the Board be Composed of Independent Directors
--------------------------------------------------------------- --------------------------------------------------------------------
Director Liability Amendment                                    Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Directors Not Liable For Gross Negligence                       Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Director Attendance                                             Minimum acceptable attendance is no less than 75% of all meetings without a valid excuse. Votes will be withheld from directors not meeting this standard.
--------------------------------------------------------------- --------------------------------------------------------------------


--------------------------------------------------------------- --------------------------------------------------------------------
Management proposals requesting reelection of insiders or       Generally, withhold vote from any insiders or affiliated outsiders
affiliated directors who serve on audit, compensation, and      on audit, compensation or nominating committees.
nominating committees.
--------------------------------------------------------------- --------------------------------------------------------------------
Single-slate board elections (Canada)                           Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Separation of chairman and chief executive posts                Generally, in favor.
--------------------------------------------------------------- --------------------------------------------------------------------

SHARE AND VOTING ISSUES:
--------------------------------------------------------------- --------------------------------------------------------------------
Additional Share Authorization                                  Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Anti-Greenmail Resolutions                                      Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Cumulative Voting                                               Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Preemptive Rights Removal                                       Generally, no objection.
--------------------------------------------------------------- --------------------------------------------------------------------
Poison Pill                                                     Generally, not in favor. (But do generally favor Canadian Poison
                                                                Pills)
--------------------------------------------------------------- --------------------------------------------------------------------
Dual Class Capitalization                                       Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Supermajority Requirements                                      Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Fair Price Amendments                                           Case-by-case review.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder Disenfranchisement                                  Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Secret/Confidential Voting                                      Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------

MANAGEMENT ISSUES:
--------------------------------------------------------------- --------------------------------------------------------------------
Golden Parachutes                                               Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Incentive Stock Option Plans                                    Generally follow ISS recommendation, which reviews on a case by case basis.
--------------------------------------------------------------- --------------------------------------------------------------------
Requiring all stock options to be performance-based.            Generally, follow ISS recommendation, which reviews on a
                                                                case-by-case basis.
--------------------------------------------------------------- --------------------------------------------------------------------
Requiring the expensing of stock option awards.                 Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposals seeking to ban stock sales by             Generally, not in favor.
executives by establishing holding periods.
--------------------------------------------------------------- --------------------------------------------------------------------

--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposals requesting to ban executive stock         Generally, not in favor
options.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposal requiring companies to report on their     Generally, in favor.
executive retirement benefits (deferred compensation,
split-dollar life insurance, SERPs, and pension benefits.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposal requiring shareholder approval of          Generally, follow ISS recommendation, which reviews on a
extraordinary pension benefits for senior executives under      case-by-case basis.
the company's SERP.
--------------------------------------------------------------- --------------------------------------------------------------------
IRS Reg. 162(m) Plans                                           Vote for if the plan  specifies  the  types of goals to be used by
                                                                     ---
                                                                the 162(m) Plan Committee.
--------------------------------------------------------------- --------------------------------------------------------------------
MISCELLANEOUS:
--------------------------------------------------------------- --------------------------------------------------------------------
State of Incorporation Change                                   Vote for if there is no reduction of shareholder rights.
                                                                     ---
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposal requiring offshore companies to            Generally, not in favor.
reincorporate into the United States.
--------------------------------------------------------------- --------------------------------------------------------------------
Blanket Authority On Unspecified Business                       Generally, not in favor.
--------------------------------------------------------------- --------------------------------------------------------------------
Social/Political Issues                                         Vote against unless there is a measurable economic benefit to the
                                                                Company.
--------------------------------------------------------------- --------------------------------------------------------------------
Shareholder proposal requiring companies to give shareholders   Generally, follow ISS recommendation, which reviews on a
access to the proxy ballot for the purpose of nominating        case-by-case basis.
board members.
--------------------------------------------------------------- --------------------------------------------------------------------
Postpone/reschedule meeting regarding board approved mergers    Vote for if we favor the merger, against if we oppose the
                                                                     ---
                                                                transaction.
--------------------------------------------------------------- --------------------------------------------------------------------


If any article is unusually complicated or is a departure from simple issues, the article is always considered on a case-by-case basis.

State Street Research will, where it deems it appropriate, monitor a company's activities and/or undertake an active dialogue with corporate management and others to encourage the adoption of organizational policies and practices which we believe will be to the ultimate economic benefit of our clients including, if the client is an employee benefit plan, that plan's participants and their beneficiaries.

ACTIVA INTERNATIONAL FUND                                             ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670
                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                                  This  Statement of Additional  Information is not
  Restrictions on the Fund's                            a prospectus.  Therefore,  it should be read only in
  Investments                                           conjunction  with  the  Prospectus,   which  can  be
Securities Descriptions &                               requested  from the Fund by writing  or  telephoning
  Techniques                                            as indicated  above.  The financial  statements  and
Risk Management & Return                                performance  data for the Fund are  contained in the
  Enhancement Strategies                                Fund's  2003  Annual  Report to  Shareholders.  This
Portfolio Transactions &                                information  is  incorporated  herein by  reference.
   Brokerage Allocation                                 The  Annual  Report  may be  obtained  by writing or
Proxy Voting Policies                                   calling  the  Fund.  This  Statement  of  Additional
Principal Shareholders                                  Information  relates to the  Prospectus for the Fund
Officers & Trustees of the Fund                         dated April 27, 2004.
Investment Adviser
Sub-Adviser
Approval of Investment Advisory
   Agreement
Plan of Distribution & Principal
  Underwriters
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Customer Identification Program
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit

Printed in U.S.A.

                                                        The date of this Statement of Additional Information
                                                                         is April 27, 2004.

                            ACTIVA INTERNATIONAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.

   When issued, shares of Class A will be fully paid and non-assessable. Each share of the Fund will have identical voting, dividend, liquidation, and other rights. Shares are freely transferable and have no preemptive, subscription or conversion rights.

   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing primarily in common stocks and equity-related securities of non-U.S. companies. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries.

FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund :

   1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

   2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.

   3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

   4. May not borrow money, except to the extent permitted by applicable law;

   5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

   6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

   7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

   8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by their Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   In view of the Fund's investment objective of capital appreciation, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

   An additional non-fundamental policy is that the Fund will not concentrate its investments in domestic bank money market instruments.

SECURITIES DESCRIPTIONS AND TECHNIQUES
--------------------------------------------------------------------------------

   The following discussion provides the various principal and non-principal investment policies and techniques employed by the Fund.

EQUITY SECURITIES:

     COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuers earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

     CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.

     Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

   FIXED INCOME SECURITIES:

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     BANK INSTRUMENTS are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

     GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     PARTICIPATION INTERESTS represent an undivided interest in or assignment of a loan made by an issuing financial institution. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, a Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligations in connection with the participation, a Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

     In acquiring participation interests, the Sub-Adviser will conduct analysis and evaluation of the financial condition of each co-lender and participant to ensure that the participation interest meets a high quality standard and will continue to do so as long as it holds a participation. In conducting its analysis and evaluation, the Sub-Adviser will consider all relevant factors in determining the credit quality of the underlying or borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of an intermediary was deemed material to the decision to purchase the loan participation, the interest rate environment, and general economic conditions applicable to the borrower and the intermediary.

     VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Sub-Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Sub-Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

FOREIGN SECURITIES:

     Foreign securities are securities of issuers based outside the U.S. They are primarily denominate in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.

     FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risk.

     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including guasi-governmental agencies.

     DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Fund may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

     EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. The Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

     EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.

RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES
--------------------------------------------------------------------------------

   The Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, the Fund may use them to the extent consistent with its investment objectives and polices.

     RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Sub-Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Sub-Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

DERIVATIVES:

     INDEX AND CURRENCY-LINKED SECURITIES are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Fund may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     MORTGAGE-RELATED SECURITIES are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

     U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-thoughts." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related grantors include the Federal National Mortgage Association ("FNMA") and the Federal Home loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insure or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. In the even higher than anticipated prepayments of principal, a Fund may be subject to reinvestment in a market of lower interest rates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which a Fund may invest is a hybrid between mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

     SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.

OPTIONS AND FUTURES:

     OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.
     o Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.
     o Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     STOCK INDEX OPTIONS. The Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. The Fund may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     FOREIGN CURRENCY OPTIONS. The Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

     The Fund may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

     INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. The Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

     The sale of an interest rate or financial future sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, a Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     OPTIONS ON FUTURES CONTRACTS. The Fund may purchase options on the futures contracts it can purchase or sell, as describe above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell
(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If a Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.

     Although the Fund intends to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make margin payments.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by the Fund depends on the Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS

     Except as described below under "Non Hedging Strategic Transactions", the Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

     Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

INTEREST RATE AND CURRENCY SWAPS:

     For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

     SWAP OPTIONS. The Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

     SECURITIES SWAPS. The Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not in investment or a borrowing.

     RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

     The Fund usually enter into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If the Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).

SPECIAL TRANSACTIONS

     TEMPORARY INVESTMENTS. The Fund may temporarily depart from its principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by the Fund may result in the Fund failing to achieve its investment objective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

     "ROLL" TRANSACTIONS. The Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the even the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its custodian in which it will maintain liquid assets in an amount sufficient to meet is payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 15% of the fund's net assets would be segregated to cover such contracts.

NON-HEDGING STRATEGIC TRANSACTIONS

     The Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps".

     REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.

   The Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Sub-Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Funds, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.

     WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Sub-Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.

     When a Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     BORROWING. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     SHORT SALES. The Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange or other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short increase in value, than would otherwise be the case if it had not engage in such short sale. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     As a matter of policy, the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested in purchasing such securities.

     The Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

   LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Adviser , the Sub-Adviser, or the Distributor, unless otherwise permitted by applicable law.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

     Subject to policies established by the Trust's Board of Trustees, the Sub-Adviser executes the Fund's portfolio transactions and allocates the brokerage business. In executing such transactions, the Sub-Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Fund invests may be traded in the over-the-counter markets, and the Fund deals directly with the dealers who make the markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Sub-Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.

     The Fund has no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Fund or provide supplemental research, market and statistical information and other research services and products to the Sub-Adviser may receive orders for transactions by the Fund. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect on investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the Sub-Advisory Agreement, and the expenses of the Sub-Adviser are not necessary reduced as a result to the receipt of such supplemental information, service and products. Such information, services and products may be useful to the Sub-Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Sub-Adviser, in connection with the Fund. Similarly, such information, services and products provided to the Sub-Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund. The Sub-Adviser may pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

     Although the Sub-Adviser makes investment decisions for the Trust independently from those of its other accounts, investment of the kind made by the Fund may often also be made by such other accounts. When the Sub-Adviser buys and sells the same security at substantially the same time on behalf of the Fund and one or more other accounts managed by the Sub-Adviser, the Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

     Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

     During the year ended December 31, 2003, 2002, and 2001, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $168,113, $157,448, and 193,590, respectively. Transactions in the amount of $9,606,626, involving commissions of approximately $19,846, were directed to brokers because of research services provided during 2003. During the calendar year ended December 31, 2003, the portfolio turnover rate was 188.0%, which was a decrease over the previous year's rate of 208.2%.

     The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.

     The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003, the Fund owned no such securities.

PROXY VOTING POLICIES
--------------------------------------------------------------------------------
   The Fund relies on the Sub-Adviser to vote proxies relating to portfolio securities. Attached as an addendum to this Statement of Additional Information is a copy of the Sub-Adviser's proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge upon request by calling the toll-free number at the front of this document or on the Securities and Exchange Commission's website at http://www.SEC.gov.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc. ("Alticor"), formerly known as Amway Corporation, 7575 Fulton Street East, Ada, Michigan 49355, indirectly, as of February 9, 2004, owned 4,069,193 shares, or 98.24%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Alticor were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the fund and by causing the Fund to incur brokerage charges in connection with the redemption of Alticor shares

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both, and includes their principal occupations during the past five years:


                                                            Term of                                       Number of        Other
Name and Address             Age       Office Held       Office/Length  Principal Occupation Last Five  Portfolios in  Directorships
                                                            of Time               Years                 Fund Complex     Held By
                                                             Served                                      Overseen by     Director
                                                                                                          Director
INTERESTED TRUSTEES
Allan D. Engel*               51     Trustee, President,    Perpetual/23   Vice President, Real Estate             5            None
2905 Lucerne SE, Suite 200           Secretary and                         Operations and
Grand Rapids, Michigan               Treasurer of the                      Secretary-Activa Holdings
49546                                Fund; President, and                  Corp. Formerly, Sr. Manager,
                                     Secretary of the                      Investments and Real Estate,
                                     Investment Adviser.                   Amway Corporation; Director,
                                                                           President and Secretary of
                                                                           Amway Management Company
                                                                           (1981-1999); Trustee, Vice
                                                                           President and Secretary,
                                                                           Amway Mutual Fund (1981-1999);
                                                                           Vice President and Assistant
                                                                           Treasurer, Activa Mutual
                                                                           Fund (1999-2002).

James J. Rosloniec*           58     Trustee.               Perpetual/23   President & Chief Operating             5            None
2905 Lucerne SE, Suite 200                                                 Officer, JVA Enterprises,
Grand Rapids, Michigan                                                     LLC.  President, Chief
49546                                                                      Executive Officer and
                                                                           Director, Activa Holdings
                                                                           Corp. Formerly, Vice
                                                                           President-Audit and
                                                                           Control, Amway Corporation
                                                                           (1991-2000); Director,
                                                                           Vice President and
                                                                           Treasurer of Amway
                                                                           Management Company
                                                                           (1984-1999); Trustee,
                                                                           President and Treasurer,
                                                                           Amway Mutual Fund,
                                                                           (1981-1999); President
                                                                           and Treasurer, Activa
                                                                           Mutual Fund Trust
                                                                           (1999-2002).

ADVISORY  TRUSTEE

Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual/3    President and Chief Executive           5            None
2905 Lucerne SE, Suite 200           the Fund                              Officer, Marker Net, Inc.
Grand Rapids, Michigan 49546                                               (Crown Independent Business
                                                                           Owner affiliated with Quixtar,
                                                                           Inc.)

DISINTERESTED TRUSTEES

Donald H. Johnson             73     Trustee of the Fund    Perpetual/11   Retired, Former Vice                    5            None
2905 Lucerne SE, Suite 200                                                 President-Treasurer, SPX
Grand Rapids, Michigan 49546                                               Corporation.

Walter T Jones                61     Trustee of the Fund    Perpetual/12   Retired, Former Senior Vice             5            None
936 Sycamore Ave.                                                          President-Chief Financial
Holland, Michigan 49424                                                    Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual/6    Retired, Former Finance                 5            None
24578 Rutherford                                                           Director, Amway Corporation,.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp. and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                Dollar Range of                Dollar Range of
                               Equity Securities              Equity Securities
                                  In the Fund                In All Activa Funds
     Names of Trustees         December 31, 2003              December 31, 2003

INTERESTED TRUSTEES
Allan D. Engel
Trustee                          $1 - $10,000                 $50,001 - $100,000
James J. Rosloniec
Trustee                               -0-                     $50,001 - $100,000

ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                      -0-                        $1 - $10,000

DISINTERESTED TRUSTEES
Donald H. Johnson
Trustee                               -0-                     $10,001 - $50,000
Walter T. Jones
Trustee                               -0-                     $50,001 - $100,000
Richard E. Wayman
Trustee                          $1 - $10,000                 $10,001 - $50,000

                                               Pension or
      Name of Person,           Trustee         Retirement        Estimated Annual    Total Compensation
         Position             Compensation  Benefits Accrued as       Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses
INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

   The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser" or "Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Advisor will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and Activa became effective on June 11, 1999. For providing services under this contract, Activa is to receive compensation payable quarterly, at the annual rate of .85 of 1% on the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets and .75% on the assets in excess of $50,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The investment advisory fees paid by the Fund to the Investment Adviser during the year ended December 31, 2003, 2002, and 2001, were $207,081, $160,019, and $186,973, respectively.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Alticor Inc. which, as of February 9, 2004, owned 4,069,193 shares, or 98.24%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

   A Sub-Advisory Agreement has been entered into between the Investment Adviser and Nicholas-Applegate Capital Management, 600 West Broadway, 30th Floor, San Diego, California 92101 (Sub Adviser). The Sub-Adviser is an indirect subsidiary of Allianz AG, a European-based insurance and financial services company.

   Under the Sub-Advisory Agreement, the Adviser employes the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid quarterly, equal to the annual rates of .65 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets and .55% on the assets in excess of $50,000,000. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 2003, 2002, and 2001, were $158,356, $122,422, and $142,714, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004 the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   During 2003 the Fund paid $36,544 to Activa for the services which it provided pursuant to the Distribution Plan. The services included printing and mailing of prospectuses ($531), and general and administrative services ($36,013) The latter included activities of Activa's office personnel which are related to marketing, registration of the Fund's securities under the federal securities laws, and registration of Activa as a broker-dealer under federal and state securities laws. Since the Distribution Plan is a compensation plan, amounts paid under the plan may exceed Activa's actual expenses.

   Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

   Most of the activities financed by the Distribution Plan are related to the distribution of all of the funds in the Activa family of mutual funds. Other activities may be related to the distribution of a particular fund. Each Activa mutual fund (other than the Money Market Fund) contributes the same percentage of its average net assets to the Distribution Plan. The Money Market Fund does not presently participate in the Distribution Plan.

   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 2003, 2002, and 2001, total payments were $36,544, $28,239, and $32,995, respectively.

   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------

   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's asset are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Mutual Fund" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:

   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:

   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, limited liability company, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 15 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

   Shares of each Fund may be exchanged for shares of any other Activa Fund.

   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------

   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.

   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

CUSTOMER IDENTIFICATION PROGRAM
--------------------------------------------------------------------------------

    To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   Therefore, Federal regulations require the Funds to obtain your name, your date of birth, your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. This information will be used to verify your true identity. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. In the rare event that we are unable to verify your identity, orders to purchase shares, sell shares or exchange shares may be suspended, restricted or cancelled and the proceeds withheld.

INTERNET ADDRESS
--------------------------------------------------------------------------------

   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.

   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will usually not qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.

   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.

   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.

   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.

   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

                                            ====================================
                                                 Activa
                                                 International
ACTIVA INTERNATIONAL FUND                        Fund
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                           Statement of
                                                      Additional Information

                                                          April 27, 2004







                                                     ACTIVA MUTUAL FUND LOGO









Printed in U.S.A.

                                            ====================================

                                    ADDENDUM

--------------------------------------------------------------------------------
                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                              PROXY VOTING SUMMARY
--------------------------------------------------------------------------------
                                Revised 04/23/03

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Institutional Shareholder Services ("ISS"), a third-party proxy voting service to which we subscribe.

We review all proxies for which we have voting responsibility, and vote all proxies according to our written guidelines, taking into account ISS recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and will not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Some issues require a case-by-case analysis prior to voting and, in those situations, input from our investment team will normally be solicited. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our clients best interest. In addition, on client request, we may vote proxies for that client in a particular manner overall, such as union or labor sensitive.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the best proxy analysis is used for each issue, and all votes are recorded and justified. Any variance from stated policy is carefully noted, including the reason for the variance.

We maintain proxy voting records for all accounts and make these records available to clients at their request.

--------------------------------------------------------------------------------
                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                             PROXY VOTING GUIDELINES
--------------------------------------------------------------------------------
                                REVISED 04/23/03

--------------------------------------------------------------------------------
I        EXTERNAL AUDITOR
--------------------------------------------------------------------------------

A.       AUDITORS

VOTE FOR proposals to ratify auditors, unless there is a reason to believe the auditing firm has a financial interest in or association with the company and is, therefore, not independent; or there is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

--------------------------------------------------------------------------------
II       BOARD OF DIRECTORS
--------------------------------------------------------------------------------

A.       DIRECTOR NOMINEES

         Votes on director nominees are normally voted in accordance with ISS analysis and recommendation on each individual proposal. Evaluations are based on the following criteria (and any others that may be deemed relevant by ISS or Nicholas-Applegate):

               o Long term corporate performance record based on increases in shareholder wealth, earnings, financial strength o Executive Compensation o Director Compensation
               o    Corporate Governance Provisions and Takeover Activity
               o    Criminal Activity
               o    Investment in the Company
               o    Interlocking Directorships
               o    Inside, Outside, and Independent Directors
               o    Board Composition
               o    Number of Other Board Seats
               o    Any problems or issues that arose on Other Board assignments
               o    Support of majority-supported shareholder proposals.

B.       DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

         1. Proposals concerning director and officer indemnification and liability protection are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         2. VOTE AGAINST proposals to limit or eliminate entirely the liability for monetary damages of directors and officers for violating the duty of care.

         3. VOTE AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts like negligence, that are more serious violations of fiduciary obligation than mere carelessness.

         4. VOTE FOR only those proposals providing such expanded coverage on cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and (ii) if only the director's legal expenses would be covered.

C.       DIRECTOR DUTIES AND STAKEHOLDER LAWS

         VOTE AGAINST management or shareholder proposals to allow the board of directors to consider the interests of "stakeholders" or "non-shareholder constituents," unless these proposals make it clear that these interests are to be considered in the context of the prevailing commitment to shareholders.

D.       DIRECTOR NOMINATIONS

         VOTE FOR shareholder proposals asking that management allow large shareholders equal access to management's proxy to discuss and evaluate management's director nominees, and/or to nominate and discuss shareholder nominees to the board.

E.       INSIDE VERSUS INDEPENDENT DIRECTORS

         1. Shareholder proposals asking that boards be comprised of a majority of independent directors are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         2. VOTE FOR shareholder proposals asking that board audit, compensation and/or nominating committees be comprised exclusively of independent directors.

F.       STOCK OWNERSHIP REQUIREMENTS

         VOTE AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

G.       TERM OF OFFICE

         VOTE AGAINST proposals to limit the tenure of outside directors.

--------------------------------------------------------------------------------
III      PROXY CONTESTS AND CORPORATE DEFENSES
--------------------------------------------------------------------------------

A.       PROXY CONTESTS FOR BOARD SEATS

         All votes in a contested election of directors are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

B.       CLASSIFIED BOARDS

         1.       VOTE AGAINST proposals to classify the board.

         2. VOTE FOR proposals to repeal a classified board, and to elect all directors annually.

C.       CUMULATIVE VOTING

         1. VOTE FOR proposals to permit cumulative voting in the election of directors.

         2. VOTE AGAINST proposals to eliminate cumulative voting in the election of directors.

D.       DIRECTOR NOMINATIONS

         VOTE AGAINST management proposals to limit shareholders' ability to nominate directors.

E.       SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS

         1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to call special meetings.

         2. VOTE FOR shareholder proposals that remove restrictions on the right of shareholders to act independently of management.

F.       SHAREHOLDER ACTION BY WRITTEN CONSENT

         1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to take action by written consent.

         2. VOTE FOR shareholder proposals to allow or make easier shareholder action by written consent.

G.       SIZE OF THE BOARD

         1.       VOTE FOR proposals that seek to fix the size of the Board.

         2. VOTE AGAINST management proposals that give management the ability to alter the size of the Board without shareholder approval.

H.       SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS

         1. VOTE AGAINST proposals that state directors may be removed only for cause.

         2. VOTE FOR proposals to restore shareholder ability to remove directors with or without cause.

         3. VOTE AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

         4. VOTE FOR proposals that permit shareholders to elect directors to fill board vacancies.


--------------------------------------------------------------------------------
IV       TENDER  OFFERS AND CORPORATE DEFENSES
--------------------------------------------------------------------------------


A.       FAIR PRICE PROVISIONS

         1. VOTE FOR management proposals to adopt a fair price provision, as long as the shareholder vote requirement imbedded in the provision is no more than a majority of the disinterested shares.

         2. VOTE FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

B.       GREENMAIL

         1. VOTE FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

         2. Vote in accordance with ISS analysis and recommendation on each individual proposal regarding anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

         3. Vote on a CASE-BY-CASE basis regarding restructuring plans that involve the payment of pale greenmail.

C.       POISON PILLS

         1. VOTE FOR shareholder proposals asking that a company submit its poison pill for shareholder ratification.

         2. Shareholder proposals to redeem a company's poison pill are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         3. Management proposals to ratify a poison pill are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

D.       STAKEHOLDER  PROVISIONS

         VOTE AGAINST management proposals allowing the board to consider stakeholders' (outside constituencies') interests when faced with a tender offer.

E.       SUPER-MAJORITY VOTE REQUIREMENT TO APPROVE MERGERS

         1. VOTE FOR shareholder proposals to lower super-majority vote requirements for mergers and other business combinations.

         2. VOTE AGAINST management proposals to require a super-majority shareholders' vote to approve mergers and other significant business combinations.

F.       SUPER-MAJORITY SHAREHOLDER VOTE REQUIREMENTS TO AMEND CHARTER OR BYLAWS

         1. VOTE FOR shareholder proposals to lower super-majority vote requirements to amend any bylaw or charter provision.

         2. VOTE AGAINST management proposals to require a super-majority vote to amend any bylaw or charter provision.

G.       UNEQUAL VOTING RIGHTS

         VOTE AGAINST proposals for dual class exchange offers and dual class recapitalizations.

H.       EXISTING DUAL CLASS COMPANIES

         1. VOTE FOR shareholder proposals asking that a company report to shareholders on the financial impact of its dual class voting structure.

         2. VOTE FOR shareholder proposals asking that a company submit its dual class voting structure for shareholder ratification.

I.       WHITE SQUIRE PLACEMENTS

         VOTE FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporation purposes. (e.g. raising capital or making acquisitions in the normal course of business).


--------------------------------------------------------------------------------
V        MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS
--------------------------------------------------------------------------------

A.       ABSTENTION VOTES

         VOTE FOR shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting, unless that consideration is required by state law.

B.       ANNUAL MEETINGS

         1. VOTE FOR management proposals asking for authority to vote at the meeting for "other matters" not already described in the proxy statement unless there is a reason to believe the other matters involve substantive issues.

         2. VOTE AGAINST shareholder proposals to rotate the time or place of annual meetings.

C.       CONFIDENTIAL VOTING AND INDEPENDENT TABULATION AND INSPECTIONS

         VOTE FOR proposals to adopt a policy that comprises both confidential voting and the use of independent vote tabulators of elections.

D.       EQUAL ACCESS

         VOTE FOR shareholder proposals to allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and/or to nominate their own candidates to the board.

E.       BUNDLED PROPOSALS

         Bundled or "conditioned" proxy proposals are normally voted in accordance with ISS analysis and recommendation on each individual proposal. (e.g., management proposals to provide shareholders a special dividend that are bundled with other charter or bylaw changes).

F.       SHAREHOLDER ADVISORY COMMITTEE

         1. Shareholder proposals to establish shareholder advisory committees are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         2. Decisions on whether or not to join a shareholder advisory committee are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

G.       DISCLOSURE PROPOSALS

         Shareholder proposals requesting fuller disclosure of company policies, plans or business practices are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

H.       CONFLICT OF INTEREST

         When facing conflicts between our interests and the interests of our clients, Nicholas-Applegate will always act in the best interests of its clients. In proxy voting matters, conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts. Or, a potential client battling a contentious shareholder proposal may ask for our vote in exchange for granting us an investment mandate. In these cases and other potential conflict scenarios, Nicholas-Applegate must exercise caution to ensure our clients' interests are not compromised.

         We believe a reasonable process to screen for potential conflicts that could influence our proxy voting is as follows:

               (i) identify any situation where we DO NOT intend to vote in accordance with our normal policy on any issue;

               (ii) determine who is directing (portfolio manager, client, etc) us to vote contrary to our normal policy;

               (iii) review and analyze for potential conflict issues (e.g., may require PM to disclose any relationship with the issuer via a written questionnaire);

               (iv) Proxy Committee to review request to vote contrary to policy, and potential conflict if any, prior to voting, and will make final decision.

               (v) pursuant to the request of the Board of Trustees of the Nicholas-Applegate Institutional Funds, NACM will report to the Board any conflict of interest matter and how the Committee resolved it.

         The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

--------------------------------------------------------------------------------
VI       CAPITAL STRUCTURE
--------------------------------------------------------------------------------

A.       COMMON STOCK AUTHORIZATION

         1. Proposals to increase the number of shares of common stock the board is authorized to issue are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         2. Proposals to increase the number of shares of common stock authorized for issue are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         3. VOTE AGAINST proposed common share authorizations that increase existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

B.       STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

         VOTE FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C.       REVERSE STOCK SPLITS

         VOTE FOR management proposals to implement a reverse stock split that also reduce the number of authorized common shares to a level that does not represent an increase of more than 100 percent of existing authorized common shares.

D.       BLANK CHECK PREFERRED STOCK

         1. VOTE AGAINST management proposals authorizing the creation of new classes of preferred stock which have unspecified rights including voting, conversion or dividend distribution rights.

         2. Management proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

         3. VOTE FOR shareholder proposals asking that any placement of blank check preferred stock be first approved by shareholders, unless the placement is for ordinary business purposes.

         4. VOTE FOR proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

E.       ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

         VOTE FOR management proposals to reduce the par value of common stock.

F.       PREEMPTIVE RIGHTS

         Proposals to provide shareholders with preemptive rights are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

G.       DEBT RESTRUCTURING

         Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

H.       SHARE REPURCHASE PROGRAMS

         VOTE FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

--------------------------------------------------------------------------------
VII  EXECUTIVE COMPENSATION/EMPLOYEE CONSIDERATION
--------------------------------------------------------------------------------

A.       INCENTIVE PLANS

         All proposals on incentive compensation plans (including option plans) for executives and directors are normally voted in accordance with ISS analysis and recommendation on each individual proposal. The evaluation is based on the following criteria (and any other that may be deemed relevant by ISS or Nicholas-Applegate):

                  o Necessity
                  o Reasonableness Test
                  o Participation
                  o Dilution
                  o Shares Available
                  o Exercise and Payment Terms
                  o Change-in-Control Provisions
                  o Types of Awards
                  o Company specific dilution cap calculated
                  o Present Value of all incentives, derivative awards,
                    cash/bonus compensation
                  o Shareholder wealth transfer (dollar amount of shareholders'
                    equity paid it's executives)

                  o Voting power dilution - Potential percent reduction in
                    relative voting power
                  o Criteria for awarding grants
                  o Process for determining pay levels

B.       SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR COMPENSATION

         1. Generally, VOTE FOR shareholder proposals that seek additional disclosure of executive and director compensation information.

         2. All other shareholder proposals that seek to limit executive and director compensation are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

C.       GOLDEN PARACHUTES

         1. VOTE FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

         2. Proposals to ratify or cancel golden or tin parachutes are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

D.       EMPLOYEE STOCK OWNERSHIP PLANS (ESOP)

         1. VOTE FOR proposals requesting shareholder approval to implement Employee Stock Ownership Plans, or increase authorized shares for existing Employee Stock Ownership Plans except when the number of shares allocated to the ESOP is excessive (i.e. greater than 5% of outstanding shares).

         2. Votes directly pertaining to the approval of an ESOP or a leveraged ESOP are normally voted in accordance with ISS analysis and recommendation on each individual proposal. Our evaluation is based on the following criteria (and any other that may be deemed relevant):

                  o Reasonableness Test
                  o Participation
                  o Administration
                  o Shares Available
                  o Exercise and Payment Terms
                  o Change-in-Control Provisions
                  o Types of Awards
                  o Dilution

E.       401(K) EMPLOYEE BENEFIT PLANS

         VOTE FOR proposals to implement a 401(k) savings plan for employees.

F.       Discounted Options/Restricted Stock

         VOTE AGAINST discounted options and restricted stock without performance criteria (except restricted stock in U.S.-style stock option plans, which are normally voted in accordance with ISS analysis and recommendation on each individual proposal.)

G.       PENSION FUND CREDITS

         VOTE FOR proposals that exclude pension fund credits from earnings when calculating executive compensation. In addition, VOTE AGAINST proposals that include pension fund credits in earnings when calculating executive compensation.

--------------------------------------------------------------------------------
VIII STATE OF INCORPORATION
--------------------------------------------------------------------------------

A.       RE-INCORPORATION PROPOSALS

         Proposals to change a corporation's state of incorporation are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

B.       STATE TAKEOVER STATUTES

         Proposals to opt in or opt out of state takeover statutes are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

C.       STATE FAIR PRICE PROVISIONS

         Proposals to opt out of S.F.P's are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

D.       STAKEHOLDER LAWS

         VOTE FOR proposals to opt out of stakeholder laws (allowing directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E.       DISGORGEMENT PROVISIONS

         Proposals to opt out of disgorgement provisions are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

--------------------------------------------------------------------------------
IX       MERGERS AND CORPORATE RESTRUCTURINGS
--------------------------------------------------------------------------------

A.       MERGERS AND ACQUISITIONS

         Votes on mergers and acquisitions are normally voted in accordance with ISS analysis and recommendation on each individual proposal. The voting decision depends on a number of factors, including:

                  o Anticipated financial and operating benefits
                  o Offer price (cost vs. premium)
                  o Prospects of the combined companies
                  o How the deal was negotiated
                  o Changes in corporate governance and their impact on
                    shareholder rights
                  o Other pertinent factors discussed below.

B.       CORPORATE RESTRUCTURINGS

         Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales, are normally voted in accordance with ISS analysis and recommendation on each individual proposal.

C.       SPIN-OFFS

         Votes on spin-offs are normally voted in accordance with ISS analysis and recommendation on each individual proposal, considering

                  o The tax and regulatory advantages
                  o Planned use of the sale proceeds
                  o Market focus
                  o Managerial incentives.

D.       ASSET SALES

         Votes on asset sales are normally voted in accordance with ISS analysis and recommendation on each individual proposal, considering

                  o The impact on the balance sheet/working capital
                  o The value received for the asset
                  o The potential elimination of diseconomies.

E.       LIQUIDATIONS

         Votes on liquidations normally voted in accordance with ISS analysis and recommendation on each individual proposal, after reviewing

                  o Management's efforts to pursue other alternatives
                  o The appraisal value of the assets
                  o The compensation plan for executives managing the
                    liquidation.

F.       RIGHTS OF APPRAISAL

         VOTE FOR shareholder proposals to provide rights of appraisal to dissenting shareholders.

G.       CHANGING CORPORATE NAME

         VOTE FOR changing the corporate name.

--------------------------------------------------------------------------------
X        SOCIAL ISSUES PROPOSALS
--------------------------------------------------------------------------------

A.       SOCIAL ISSUES PROPOSALS

         Vote to ABSTAIN on social issue proposals, unless the proposal is likely to affect shareholder value. If so, the issue is normally voted in accordance with ISS analysis and recommendation on each individual proposal, which is based on expected effect on shareholder value, and then voted accordingly.

         Generally, VOTE FOR disclosure reports that seek additional information.

--------------------------------------------------------------------------------
XI       PROXIES NOT VOTED
--------------------------------------------------------------------------------

A.       SHARES OUT ON LOAN

         Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

B.       SHARE-BLOCKING

         Proxies are not voted for countries with "share-blocking", generally, voting would restrict ability to sell shares. A list of countries with "share-blocking" is available upon request.

C.       OTHER

         There may be circumstances, such as costs or other factors, where Nicholas-Applegate would in its reasonable discretion refrain from voting proxy shares.

                               ACTIVA MUTUAL FUND

                                    FORM N-1A

                                     PART B

    Information Required in a Statement of Additional Information for Class R

ACTIVA VALUE FUND                                                   ACTIVA MUTUAL FUND LOGO
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670                                                                CLASS R
                                                                      STATEMENT OF ADDITIONAL
Contents                                      Page                          INFORMATION
Organization of the Fund
Objectives, Policies, and                                  This  Statement of Additional  Information is not
  Restrictions on the Fund's                            a prospectus.  Therefore,  it should be read only in
  Investments                                           conjunction  with the Class R Prospectus,  which can
Additional Risks & Information                          be   requested   from   the  Fund  by   writing   or
   Concerning Certain Investment                        telephoning  as  indicated   above.   The  financial
   Techniques                                           statements  and  performance  data  for the Fund are
Portfolio Transactions and                              contained  in  the  Fund's  2003  Annual  Report  to
  Brokerage Allocation                                  Shareholders.   This   information  is  incorporated
Proxy Voting Policies                                   herein by   reference. The   Annual  Report  may  be
Principal Shareholders                                  obtained   by writing   or calling  the  Fund.  This
Officers and Trustees of the Fund                       Statement of   Additional Information relates to the
Investment Adviser                                      Class R Prospectus for the Fund dated April 27,
Sub-Adviser                                             2004.
Approval of Investment Advisory                            Class R shares are available only  to  tax-exempt
   Agreements                                           retirement  and  benefits  plans of Alticor Inc. and
Principal Underwriter                                   its  affiliates.   The  Fund  also  offers  Class  A
Administrative Agreement                                shares,  which  are  available  to  members  of  the
Transfer Agent                                          general  public.   Information   about  Class  A  is
Custodian                                               contained in the Class A prospectus  dated April 27,
Auditors                                                2004, which is available upon request.
                                                                                             -
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit                                           The date of this Statement of Additional
                                                                   Information is April 27, 2004.

Printed in U.S.A.

                               ACTIVA MUTUAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.

   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.

   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees.

OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

   The primary investment objective of the Fund is capital appreciation. The Fund invests primarily in common stock of U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace. Income may be a factor in portfolio selection but is secondary to the principal objective. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries.

FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

   The Fund :

   1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

   2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.

   3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

   4. May not borrow money, except to the extent permitted by applicable law;

   5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

   6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

   7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

   8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

   An additional non-fundamental policy is that the Fund will not concentrate its investments in domestic bank money market instruments.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   DERIVATIVES.

   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by Wellington Management Co., LLP, (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.

   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

   FUTURE CONTRACTS.

   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

   In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

   OPTIONS

   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

   OPTIONS ON FUTURES CONTRACTS

   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

   Limitations and Risks of Options and Futures Activity

   The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

   SHORT SALES AGAINST THE BOX

   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

   SWAP ARRANGEMENTS

   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

   REPURCHASE AGREEMENTS.

   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.

   REVERSE REPURCHASE AGREEMENTS.

   The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

   WHEN-ISSUED SECURITIES.

   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

   RESTRICTED SECURITIES.

   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

   FOREIGN INVESTMENTS.

   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or similar instruments. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

   These risks are usually higher in less-develop countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.

   CURRENCY TRANSACTIONS.

   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

   SECURITIES LENDING.

   The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.

   SHORT-TERM TRADING.

   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

   TEMPORARY AND DEFENSIVE INVESTMENTS.

   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

   INDUSTRY CLASSIFICATIONS.

   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify by industry in accordance with classification set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents.

   OTHER INVESTMENT COMPANIES

   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.
   U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

   o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
   o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
   o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.

   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

   BANK MONEY INVESTMENTS

   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

   SHORT-TERM CORPORATE DEBT INSTRUMENTS

   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

   ZERO AND STEP COUPON SECURITIES

   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

   COMMERCIAL PAPER RATINGS

   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.

   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Activa Asset Management, LLC, the ("Investment Adviser"), or the Sub-Advisers will select the brokers and resulting allocation of brokerage commission; but, the Investment Adviser's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.

   The Investment Adviser and Sub-Adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Adviser, and the Sub-Adviser. Any research benefits derived by the Sub-Adviser are available to all clients of the Sub-Adviser. Since research information, statistical and other services are only supplementary to the research efforts of the Sub-Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.

   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

   During the years ended December 31, 2003, 2002, and 2001, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $232,168, $296,535, and $314,945, respectively. Transactions in the amount of $4,660,010, involving commissions of approximately $9,060, were directed to brokers because of research services provided during 2003. During the calendar year ended December 31, 2003 the portfolio turnover rate was 65.7% which was an decrease over the previous year's rate of 84.9%.

   The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.

   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 2003, the Fund owned common stock of Goldman Sachs with a market value of $1,184,760 common stock of Merrill Lynch with a market value of $2,205,240 and common stock of Morgan Stanley with a market value of $810,180. Goldman Sachs, Merrill Lynch and Morgan Stanley are considered regular brokers for the Fund.

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

   The Fund relies on the Sub-Adviser to vote proxies relating to portfolio securities. Attached as an addendum to this Statement of Additional Information is a copy of the Sub-Adviser's proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge upon request by calling the toll-free number at the front of this document or on the Securities and Exchange Commission's website at http://www.SEC.gov.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   Alticor Inc., formerly known as Amway Corporation, 7575 Fulton Street East, Ada, Michigan 49355, indirectly, as of February 9, 2004, owned 934,370 shares, or 6.18%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor since they own, together with members of their families, substantially all of its outstanding securities. Alticor Inc. is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Enterprises Capital LLC, which owns, as of February 9, 2004, 5,731,646 shares, or 37.94%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.

   As noted above, Jay Van Andel indirectly owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.

   If any of the Fund's principal shareholders were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of the Fund's shares.

OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------

   The business affairs of the fund are managed and under the direction of the Board of Trustees ("Board"). The Board has established an Audit Committee and Nominating Committee. The Committees are composed of the Disinterested Trustees on the Board. The primary function of the Audit Committee is recommending the selection of and compensation of the Auditor for the Trust and receiving the Auditor's report of the audit results. The Nominating Committee's responsibilities include nominations to the Board for disinterested Trustees. Committee meetings are held as needed. The Audit Committee met once during 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations by shareholders should be made in writing to the Fund. The following information, as of December 31, 2003, pertains to the Officers and Trustees of the Fund or the Adviser or both, and includes their principal occupations during the past five years:

                                                            Term of                                     Number of        Other
Name and Address            Age       Office Held       Office/Length     Principal Occupation Last     Portfolios in  Directorships
                                                         of Time Served         Five Years             Fund Complex       Held By
                                                                                                         Overseen by     Director
                                                                                                           Director
INTERESTED TRUSTEES

Allan D. Engel*               51     Trustee, President,    Perpetual / 23  Vice President, Real Estate            5            None
2905 Lucerne SE, Suite 200           Secretary and                          Operations and
Grand Rapids, Michigan               Treasurer of the                       Secretary-Activa Holdings
49546                                Fund; President, and                   Corp. Formerly, Sr. Manager,
                                     Secretary of the                       Investments and Real Estate,
                                     Investment Adviser.                    Amway Corporation;  Director,
                                                                            President and Secretary of
                                                                            Amway Management Company
                                                                            (1981-1999); Trustee, Vice
                                                                            President and Secretary,
                                                                            Amway Mutual Fund
                                                                            (1981-1999); Vice President
                                                                            and Assistant Treasurer
                                                                            (1999-2002).


                                                            Term of                                     Number of        Other
Name and Address            Age       Office Held       Office/Length     Principal Occupation Last     Portfolios in  Directorships
                                                         of Time Served         Five Years             Fund Complex       Held By
                                                                                                         Overseen by     Director
                                                                                                           Director
James J. Rosloniec*           58     Trustee.               Perpetual / 23 President & Chief Operating             5            None
2905 Lucerne SE, Suite 200                                                 Officer, JVA Enterprises,
Grand Rapids, Michigan                                                     LLC.  President, Chief
49546                                                                      Executive Officer and
                                                                           Director, Activa Holdings
                                                                           Corp. Formerly, Vice
                                                                           President-Audit and
                                                                           Control, Amway Corporation
                                                                           (1991-2000); Director, Vice
                                                                           President and Treasurer of
                                                                           Amway Management Company
                                                                           (1984-1999); Trustee,
                                                                           President and Treasurer,
                                                                           Amway Mutual Fund,
                                                                           (1981-1999); President and
                                                                           Treasurer, Activa Mutual
                                                                           Fund Trust (1999-2002).

ADVISORY TRUSTEE

Joseph E. Victor, Jr.         56     Advisory Trustee of    Perpetual / 3  President and Chief Executive           5            None
2905 Lucerne SE                      the Fund                              Officer, Marker Net, Inc.
Suite 200                                                                  (Crown Independent Business
Grand Rapids, Michigan 49546                                               Owner affiliated with Quixtar,
                                                                           Inc.)

DISINTERESTED TRUSTEES

Donald H. Johnson             73     Trustee of the Fund    Perpetual / 11 Retired, Former Vice                    5            None
2905 Lucerne SE                                                            President-Treasurer, SPX
Suite 200                                                                  Corporation.
Grand Rapids, Michigan 49546

Walter T. Jones               61     Trustee of the Fund    Perpetual / 12 Retired, Former Senior Vice             5            None
936 Sycamore Ave.                                                          President-Chief Financial
Holland, Michigan 49424                                                    Officer, Prince Corporation

Richard E. Wayman             69     Trustee of the Fund    Perpetual / 6  Retired, Former Finance                 5            None
24578 Rutherford                                                           Director, Amway Corporation,.
Ramona, California 92065

*Messrs. Engel and Rosloniec are interested persons of the Fund. Mr. Engel is an officer of the Fund and the Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp. and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

                                Dollar Range of             Dollar Range of
                               Equity Securities           Equity Securities
                                  In the Fund             In All Activa Funds
     Names of Trustees         December 31, 2003           December 31, 2003

INTERESTED TRUSTEES
Allan D. Engel
Trustee                       $50,001 - $100,000           $50,001 - $100,000
James J. Rosloniec
Trustee                       $50,001 - $100,000           $50,001 - $100,000

ADVISORY TRUSTEE
Joseph E. Victor, Jr.
Advisory Trustee                      -0-                     $1 - $10,000

DISINTERESTED TRUSTEES
Donald H. Johnson
Trustee                          $1 - $10,000              $10,001 - $50,000
Walter T. Jones
Trustee                               -0-                  $50,001 - $100,000
Richard E. Wayman
Trustee                        $10,001 - $50,000           $10,001 - $50,000

                                               Pension or
      Name of Person,           Trustee        Retirement        Estimated Annual    Total Compensation
         Position             Compensation  Benefits Accrued as       Benefits         Paid to Trustees
                                              Part of Fund        Upon Retirement
                                                Expenses
INTERESTED TRUSTEES
Allan D. Engel                  $8,000             -0-                  -0-                $8,000
Trustee
James J. Rosloniec              $8,000             -0-                  -0-                $8,000
Trustee

ADVISORY TRUSTEE
Joseph E. Victor, Jr.           $8,000             -0-                  -0-                $8,000
Advisory Trustee

DISINTERESTED TRUSTEES
Donald H. Johnson               $8,000             -0-                  -0-                $8,000
Trustee
Walter T. Jones                 $8,000             -0-                  -0-                $8,000
Trustee
Richard E. Wayman               $8,000             -0-                  -0-                $8,000
Trustee

   The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

   Pursuant to SEC Rules under the Investment Company Act of 1940, as amended, the Fund, its Adviser, Sub-Adviser and Underwriter, have adopted Codes of Ethics which require reporting of certain securities transactions and procedures reasonably designed to prevent covered personnel from violating the Codes to the Fund's detriment. Within guidelines provided in the Codes, personnel are permitted to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management, LLC (the "Investment Adviser or Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.

   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, the Investment Adviser is to receive compensation payable quarterly, at the annual rate of 0.65% of 1% on the first $100,000,000 of average daily net assets of the Fund, 0.60% on the next $50,000,000 in assets, and 0.55% on the next $50,000,000 in assets. When the Fund's assets reach $200,000,000 the rate shall be 0.60% on assets up to $200,000,000, and 0.55% on assets in excess of $200,000,000, so long as the Fund continued to have at least $200,000,000 in assets. The investment advisory fees paid by the Fund to the Investment Adviser during the years ended December 31, 2003, 2002, and 2001, were $595,071, $620,508, $753,154, respectively.

   Effective December 30, 1999, Wellington Management Company, LLP became the Fund's new Sub-Adviser. The compensation schedule under the new Sub-Advisory Agreement, which is further described below, provides for a reduction in Sub-Advisory fees as the size of the Fund's assets increases. The new Sub-Advisory agreement, compared to the Fund's prior sub-advisory agreement, provides for lower sub-advisory fees. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waive its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount payable under the new Sub-Advisory Agreement, plus ..20% of average net assets.

   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel is also a principal shareholder of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------

   Effective December 30, 1999, a Sub-Advisory Agreement has been entered into between the Investment Adviser and Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.

   As compensation for its services as the Fund's new Sub-Adviser, Wellington Management will receive a fee from the Fund's Investment Adviser at the annual rate of 0.30% of the first $350 million of average daily net assets of the Fund, and 0.25% of the assets in excess of $350 million; the minimum annual fee shall be $350,000. The fees paid by the Investment Adviser to the Sub-Adviser during the years-ended December 31, 2003, 2002, and 2001, were $356,976, $372,267, and
$450,804, respectively.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

   At a meeting held on February 16, 2004, the Fund's Board of Trustees approved continuation of the Investment Advisory Contract with Activa Asset Management LLC until March 31, 2005. At the same meeting, the Trustees approved continuation of the Sub-Advisory Agreement for the same period.

   On December 4, 2003, the Trustees approved an ammendment to the Sub-Advisory Agreement, effective February 1, 2004, to increase the Sub-Advisor's compensation. The new fee will continue to be lower than the sub-advisory fee that was approved by the Fund's shareholders on September 1, 1999 so long as the Fund's assets exceed approximately $78,000,000.

   The Fund paid total investment advisory fees (including sub-advisory fees) of $595,071 during the year ended December 31, 2003. If the new fee structure had been in effect during that year, the total amount paid would have been $695,071.

   In considering the Investment Advisory Agreement and the Sub-Advisory Agreement the Board of Trustees took into account (i) sales and redemption data for the Fund, (ii) the Fund's average net assets, (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests, (iv) the investment outlook of the Fund's Adviser and Sub-Adviser, and (v) notable changes in the Fund's investments. The Board also considered information regarding the Fund's investment performance, management fees, and expense ratios, as well as similar information for other mutual funds. The Board of Trustees also considered the possibility of other benefits that might accrue to the Adviser, the Sub-Adviser and their affiliated companies, by virtue of their relationship with the Fund.

   In considering the Investment Advisory Contract, the Board of Trustees also took into account (i) the Adviser's financial conditional, (ii) arrangements with respect to the distribution of the Fund's shares, (iii) relationships with the Fund's transfer agent and dividend distribution agent, (iv) resources devoted to and the record of compliance with the Fund's Investment policies and restrictions, (v) the quality and scope of the services provided to the Fund's Shareholders, and (vi) the nature and extent of the Adviser's supervision of other service providers, including the Fund's Sub-Adviser.

   In evaluating the Sub-Advisory Agreement, the Board of Trustees considered additional information regarding the Sub-Adviser, including (i) its financial condition, and (ii) the size, education and experience of its staff.

   In considering the foregoing factors the Board of Trustees did not identify any single factor as all-important or controlling, and the foregoing summary does not detail all of the matters considered. On the basis of its consideration of the factors that it deemed to be material, the Board of Trustees concluded that the terms and conditions of the Investment Advisory Contract and the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable. The Board of Trustees also concluded that the Adviser and Sub-Adviser had provided satisfactory services to the Fund, and that the Adviser and Sub-Adviser could be expected to continue to provide satisfactory services in the future.

PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

   Activa serves as the exclusive agent for sales of the Fund's shares pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan. The Distribution Plan does not apply to Class R.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------

   Pursuant to the Administrative Agreement between the Fund and Activa, Activa provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, internal legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, Activa pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of Activa. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 2003, 2002, and 2001, total payments were $ 178,522, $186,153, and $225,948, respectively.

   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------

   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.

   In return for its services, the Fund pays the Transfer Agent monthly, a fee of .20% of the average daily net assets of the Fund per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.

CUSTODIAN
--------------------------------------------------------------------------------


   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------

   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.

   To the extent that each Fund's asset are traded in markets other than the New York Stock Exchange on days when the Fund is not open for business, the value of the Fund's assets may be affected on those days. In addition, trading in some of a Fund's assets may not occur on some days when the Fund is open for business.

   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Class R Shares are offered to tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Alticor Inc. and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.

   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------

   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.

   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

   Participants in the tax-exempt retirement and benefit plans of Alticor Inc. and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

INTERNET ADDRESS

   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------

   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.

   Shares of Class R will be held by the qualified retirement and benefit plans of Alticor Inc. and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the plans.

REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------

   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

   The financial statements for the Fund are contained in the Fund's 2003 Annual Report to Shareholders along with additional data about the performance of the Fund. The Annual Report may be obtained by writing or calling the Fund.

                                           =====================================
                                              Activa
                                              Value
ACTIVA VALUE FUND                             Fund
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                          Class R

                                                        Statement of
                                                   Additional Information
                                                       April 27, 2004






                                                  ACTIVA MUTUAL FUND LOGO









Printed in U.S.A.

                                           =====================================

                                    ADDENDUM

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


INTRODUCTION                        Wellington Management Company, llp
                                    ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.

                                    Wellington Management's Proxy Voting
                                    Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.

--------------------------------------------------------------------------------
STATEMENT OF POLICIES               As a matter of policy, Wellington
                                    Management:

                                    1

                                    Takes responsibility for voting client
                                    proxies only upon a client's written
                                    request.

                                    2
                                    Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

                                    3
                                    Develops and maintains broad guidelines
                                    setting out positions on common proxy
                                    issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.

                                    4
                                    Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

                                    5
                                    Identifies and resolves all material
                                    proxy-related conflicts of interest between the firm and its clients in the best interests of the client.


--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 1

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003

--------------------------------------------------------------------------------
                                    6
                                    Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

                                    7
                                    Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

                                    8
                                    Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

                                    9
                                    Reviews regularly the voting record to
                                    ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

--------------------------------------------------------------------------------
Responsibility and                  Wellington Management has a Proxy Committee,
Oversight                           established by action of the firm's
                                    Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.
                                    The firm's Legal Services Department
                                    monitors regulatory requirements with
                                    respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington
                                    Management is the responsibility of the
                                    Proxy Group within the Legal Services
                                    Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

--------------------------------------------------------------------------------
Statement of Procedures             Wellington Management has in place certain
                                    procedures for implementing its proxy voting policies.

--------------------------------------------------------------------------------
General Proxy Voting                AUTHORIZATION TO VOTE.  Wellington
                                    Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 2

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


--------------------------------------------------------------------------------
                                    RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

                                    RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

                                    RESEARCH. In addition to proprietary
                                    investment research undertaken by Wellington
                                    Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

                                    PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

o                                   o   Generally, issues for which explicit
                                        proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For",
                                        "Against", "Abstain") are reviewed by
                                        the Proxy Group and voted in accordance
                                        with the Proxy Voting Guidelines.

o                                   o   Issues identified as "case-by-case" in
                                        the Proxy Voting Guidelines are further
                                        reviewed by the Proxy Group. In certain
                                        circumstances, further input is needed,
                                        so the issues are forwarded to the
                                        relevant research analyst and/or
                                        portfolio manager(s) for their input.

o                                  o    Absent a material conflict of interest,
                                        the portfolio manager has the authority
                                        to decide the final vote. Different
                                        portfolio managers holding the same
                                        securities may arrive at different
                                        voting conclusions for their clients'
                                        proxies.

                                    MATERIAL CONFLICT OF INTEREST IDENTIFICATION
                                    AND RESOLUTION PROCESSES. Wellington
                                    Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp    Page 3

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003


--------------------------------------------------------------------------------
                                    reviewed by designated members of the Proxy
                                    Committee to determine if there is a
                                    conflict, and if so whether the conflict is material.

                                    If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

--------------------------------------------------------------------------------
Other Considerations In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

                                    SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

                                    SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

                                    In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp

    Page 4



Proxy Voting Policies and Procedures                                  April 2003

                                    Wellington Management Company, llp
                                    Proxy Policies and Procedures

                                    Dated: April 30, 2003

--------------------------------------------------------------------------------

                                    LACK OF ADEQUATE INFORMATION, UNTIMELY
                                    RECEIPT OF PROXY, IMMATERIAL IMPACT, OR
                                    EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION              Wellington Management maintains
                                    records of proxies voted pursuant to Section
                                    204-2 of the Investment Advisers Act of 1940
                                    (the "Advisers Act"), the Employee
                                    Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

                                    Wellington Management's Proxy Policies and
                                    Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

--------------------------------------------------------------------------------
                                    Wellington Management Company, llp

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits

                (a)   Declaration of Trust

                           The Declaration of Trust for Amway Mutual Fund Trust,
                      renamed the Activa Mutual Fund Trust, (a Delaware Trust) is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-9 through C-34, as filed on June 17, 1999.

                (b)   By-Laws

                           The Bylaws of Amway Mutual Fund Trust, renamed the
                      Activa Mutual Fund Trust, (a Delaware trust), are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (c)   Instruments Defining Rights of Security Holders

                           Reference is made to the Declaration of Trust,
                      Exhibit 23(a), including, in particular, Article III (Units) and Article V (Unitholders Voting Powers and Meetings), and to the Bylaws, Exhibit 23(b), including, in particular, Article II (Meetings of Shareholders) and
                      Article V (Inspection of Records and Reports) which are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-9 through C-34, and Pages C-25 through C-26, respectively, as filed on June 17, 1999 and to Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (d)   Investment Advisory Contract

                      (1) Advisory and Service Contract between Activa Mutual Fund Trust and Activa Asset Management, LLC

                           The Advisory and Service Contract between Activa Mutual Fund Trust and Activa Asset Management, LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-5 through C-39, as filed on June 17, 1999.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                      (2)  Sub-Advisory Agreements

                           (a) The Sub-Advisory Agreement between Activa Asset
                               Management, LLC and J.P. Morgan is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-9 through C-12, as filed on September 1, 1999.

                           (b) The Sub-Advisory Agreement between Activa Asset
                               Management LLC and McDonnell Investment
                               Management, LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 51, Part C, Pages C-11 through C-13.

                           (c) The Sub-Advisory Agreement between Activa Asset
                               Management LLC and Wellington Management Company, LLP is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 49, Part C, Pages C-10 through C-12, as filed on February 29, 2000. An amended fee schedule is included on page C-12.

                           (d) The Sub-Advisory Agreement between Activa Asset
                               Management LLC and State Street Research is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-21 through C-24, as filed on September 1, 1999.

                           (e) The Sub-Advisory Agreement between Activa Asset
                               Management LLC and Nicholas-Applegate is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-25 through C-28, as filed on September 1, 1999.

                      (e) Principal Underwriter Agreement between Activa Mutual Fund Trust and Activa Asset Management LLC

                                    The Principal Underwriter Agreement between
                             Activa Mutual Fund Trust and Activa Asset
                             Management LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-55 through C-60, as filed on June 17, 1999.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)


                      (f)    Bonus or Profit Sharing Contracts

                                    There are no bonus or profit sharing
                             contracts for the Board of Trustees.

                      (g)    Custodian Agreement

                                    The Custody Agreement between Amway Mutual
                             Fund Trust, renamed the Activa Mutual Fund Trust, and Northern Trust Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 46, Part C, Pages C-14 through C-35, as filed on March 1, 1999 except for the First Amendment dated October 29, 1999 which is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 49, Part C, Pages C-13 through C-16, as filed on February 29, 2000.

                      (h)    Other Material Contracts

                             (1) Transfer Agent and Shareholder Services
                                 Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC

                                     The Class A Transfer Agency and Dividend
                                 Disbursing Agency Agreement between Activa
                                 Mutual Fund Trust and Activa Asset
                                 Management LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-61 through C-63 as filed on June 17, 1999, and the Class R Transfer Agent and Shareholder Services Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-29 through C-35, as filed on September 1, 1999.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)


                             (2) Administrative Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC

                                        The Administrative Agreement between
                                    Activa Mutual Fund Trust and Activa Asset
                                    Management LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-36 through C-41, as filed on September 1, 1999.

                             (3)    Portfolio Accounting and Research
                                    Information System

                                        The Portfolio Accounting and Research
                                    Information System Agreement between Activa
                                    Asset Management LLC and Bisys Securities,
                                    Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-42 through C-53, as filed on September 1, 1999.

                      (i)    Legal Opinion

                                    Not Applicable.

                      (j)    Other Opinions

                                    The Consent of Independent Certified Public
                             Accountants is included on Page C-11. There are no other opinions, appraisals or rulings, and related consents relied on in preparing the registration statement and required by Section 7 of the Securities Act.

                       (k)   Omitted Financial Statements

                                    The Annual Report for Activa Mutual Fund
                             Trust is included on Pages C-13 through C-60.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)


                      (l)    Initial Capital Agreements

                                    There are no agreements or understandings
                             made in consideration for providing the initial capital between or among the Fund, the Underwriter, Adviser, Promoter or initial shareholders.

                      (m)    12b-1 Plan for Distribution

                                    The 12b-1 Plan for Distribution between
                             Activa Mutual Fund Trust and Activa Asset
                             Management, LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-55 through C-58, as filed on September 1, 1999.

                      (n)    Rule 18f-3

                                    The Rule 18f-3 Plan of Amway Mutual Fund,
                             renamed Activa Mutual Fund Trust, is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 45, Part C, Pages C-16 through C-17, as filed on September 2, 1998.

                      (o)    Codes of Ethics

                             (1) The Code of Ethics for Activa Mutual Fund Trust as required under Rule 17j of the Investment Company Act of 1940, as amended, is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 50, Part C, pages C-54 through C-58, as filed on April 20, 2001.

                             (2)    The Code of Ethics for the Investment
                                    Adviser as required under Rule 17j of the Investment Company Act of 1940, as amended, is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 50, Part C, pages C-59 through C-63, as filed on April 20, 2001.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                             (3) The Code of Ethics for the Sub-Advisers as required under Rule 17j of the Investment Company Act of 1940, as amended, for:

                                    (a) J.P. Morgan is included on Pages C-61
                                        through C-68.

                                    (b) McDonnell Investment Management, LLC is
                                        included on Pages C-69 through C-90.

                                    (c) Wellington Management Company, LLP, is
                                        included on Pages C-91 through C-103.

                                    (d) State Street Research and Management
                                        Company is included on Pages C-104
                                        through C-120.

                                    (e) Nicholas-Applegate Capital Management is
                                        included on Pages C-121 through C-156.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

                                              Location in Registration Statement

                                                                     Part C
                                                                     Page No.
                                                                  -------------

ITEM 24.      Persons Controlled by
              or under Common Control                                  C-8
              with the Fund

ITEM 25.      Indemnification                                          C-8

ITEM 26.      Business and Other
              Connections of                                           C-9
              Investment Adviser

ITEM 27.      Principal Underwriter                                    C-9

ITEM 28.      Location of Accounts
              and Records                                              C-10

ITEM 29.      Management Services                                      C-10

ITEM 30.      Undertakings                                             C-10

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 24.          Persons Controlled by or under Common Control with the Fund.

                  Following is a table disclosing ownership as of February 9, 2004, by persons controlled or under common control for each series of Activa Mutual Fund Trust. Alticor Inc., formerly known as Amway Corporation, indirectly owns all of the outstanding shares of Amway Investment, Inc. Jay Van Andel and Richard M. DeVos are controlling persons of Alticor Inc. since they own, together with their spouses, substantially all of its outstanding securities.

                  Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership. The Jay and Betty Van Andel Foundation is controlled by Jay Van Andel. Accordingly, Jay Van Andel, together with members of his family, beneficially owns more than 25% of the Fund's voting securities and he may be deemed to control the Fund.

                  Organizations controlled by the DeVos and Van Andel families that have transactions with the Funds include Activa Asset Management, LLC, the Fund's Adviser, Principal Underwriter, Administration Service Agent Agreement and Transfer Agent, and Amway Investment, Inc., which has an investment in the Funds as disclosed below.

                            Money Market    Intermediate
                                Fund            Bond               Value            Growth           International
         Entity           shs             %        shs          %        shs       %         shs          %        shs         %
Amway Investment Corp.   25,323,906    79.50    16,346,702    98.68    934,370    4.82    4,377,871    92.54    3,992,260    96.38
JVA Enterprises
     Capital LLC                                                     5,731,646   37.94

ITEM 25.          Indemnification

                  Indemnification is covered in Section 9 of the Principal Underwriter Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC, which is filed as an exhibit hereto. Also, a Joint Directors and Officers Liability Insurance Policy for Activa Asset Management, LLC and Activa Mutual Fund Trust is provided by those entities. The Sixth Article of the Agreement and Declaration of Trust of Activa Mutual Fund Trust, which is filed as an exhibit hereto, provides for indemnification for any person to the extent permitted by law.

ITEM 26.          Business and Other Connections of Investment Adviser.

                  Activa Asset Management, LLC acts as the investment adviser, principal underwriter, and transfer agent for Activa Mutual Fund Trust and as a servicing agent for the Cash Equivalent Fund.

                  Business histories of each Director and Officer of the Investment Adviser of the Registrant is included on Page C-157.

                  Business histories of the Sub-Advisers for the Registrant and of each of its Directors and Officers are included on Pages C-158 through C-180.

ITEM 27.          Principal Underwriter

         (a) The principal underwriter, Activa Asset Management, LLC, acts as such only for Activa Mutual Fund Trust. Listed below is the information required pertaining to the individual Directors and Officers of the principal underwriter. There is no other principal underwriter.

         (b)      Name and Principal                 Positions and Office               Position and Offices
                   Business Address                   With Underwriter                     With Registrant
                  ------------------                 ------------------                 ---------------------
                  Allan D. Engel                     President and Secretary            President, Secretary
                  2905 Lucerne SE, Suite 200                                            Treasurer and Trustee
                  Grand Rapids MI 49546

(c)      Not Applicable.

ITEM 28.          Location of Accounts and Records

                  With respect to each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, all transfer agent and shareholder records are in the custody and control of Activa Asset Management, LLC, Grand Rapids, Michigan, pursuant to the Administrative Agreement. All portfolio securities held or in transfer are under the control of the Custodian, Northern Trust, Chicago, Illinois; all portfolio security records and brokerage records related thereto are in the custody and control of Activa Asset Management, LLC, Grand Rapids, Michigan, or the Sub-Advisers, pursuant to the Sub-Advisory Agreements; and all remaining records are in the custody and control of Activa Mutual Fund Trust, Grand Rapids, Michigan.

ITEM 29.          Management Services

                  Activa Asset Management, LLC has entered into a contract with Bisys which provides access to a data processing recordkeeping system for stockholder accounting. The system provides and supports remote terminal access to the provider's facilities for the maintenance of stockholder records, processing of information and the generation of output with respect thereto. Pursuant to this agreement, Activa Asset Management, LLC has paid to Bisys, including equipment costs, telephone lines, and service fees for the three years ending, or since inception if less than three years, a total of $744,083.

ITEM 30.          Undertakings

                  Not applicable.

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Activa Mutual Funds
Grand Rapids, Michigan

         We hereby consent to the incorporation by reference in the Statement of Additional Information constituting a part of this Registration Statement of our report dated February 10, 2004, relating to the financial statements, schedules and financial highlights of Activa Mutual Fund Trust appearing in the Fund's Annual Shareholders Report for the year ended December 31, 2003.

         We also consent to the reference to us under the captions "Financial Highlights" in the Prospectus and "Auditors" in the Statement of Additional Information.

                                                          /s/ BDO Seidman, LLP
                                                              BDO Seidman, LLP


Grand Rapids, Michigan
February 27, 2004

                               FIRST AMENDMENT TO
                             SUB-ADVISORY AGREEMENT
                                     BETWEEN
                          ACTIVA ASSET MANAGEMENT, LLC
                                       AND
                       WELLINGTON MANAGEMENT COMPANY, LLP

     THIS FIRST AMENDMENT to the Sub-Advisory Agreement dated December 30, 1999 between Activa Asset Management, LLC, a Michigan LLC, having its principal place of business in Grand Rapids, Michigan (hereinafter called "AAM"), and Wellington Management Company, LLP (hereinafter called "Sub-Adviser") having its principal place of business in Boston, Massachusetts, is effective February 1, 2004. AAM and Sub-Adviser hereby agree to amend Section 2 of the Agreement as follows:

     For the services to be rendered by Sub-Adviser, as provided herein, AAM shall pay to Sub-Adviser a fee, payable quarterly, at the annual rate of .40% on the first $100,000,000 of average daily net asset value of the Fund and .30% on the assets in excess of $100,000,000 provided that the minimum annual fee shall be $350,000. The Fund's assets shall be determined as of the close of each business day throughout the quarter. For the month and year in which the agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year, respectively.

     All other sections of the Agreement dated December 30, 1999 between AAM and Sub-Adviser are hereby ratified.

     IN WITNESS WHEREOF, AAM and Sub-Adviser have caused this First Amendment to be signed, as of the 30th day of December 2003.


                                   ACTIVA ASSET MANAGEMENT, LLC


                                   By:      /s/ Allan D. Engel
                                   ----------------------------------------
                                            Allan D. Engel
                                            President

                                   WELLINGTON MANAGEMENT COMPANY, LLP


                                   By:      /s/ Jonathan M. Payson
                                   ----------------------------------------


     This Agreement is hereby accepted and approved as of the day and year first above written.

                                   ACTIVA MUTUAL FUND TRUST


                                   By:      /s/ Allan D. Engel
                                   ----------------------------------------
                                            Allan D. Engel
                                            President

Activa

[Logo]

ANNUAL REPORT
DECEMBER 31, 2003

ACTIVA MONEY MARKET FUND
   Sub-Adviser: JP Morgan Investment
   Management, Inc.

ACTIVA INTERMEDIATE BOND FUND
   Sub-Adviser: McDonnell Investment
   Management, LLC

ACTIVA VALUE FUND
   Sub-Adviser: Wellington Management, Co. LLP

ACTIVA GROWTH FUND
   Sub-Adviser: State Street Research &
   Management Company

ACTIVA INTERNATIONAL FUND
   Sub-Adviser: Nicholas-Applegate
   Capital Management

A selection of stock, bond, and money market funds, managed by professional advisers, which are designed to help investors meet their financial goals.

Logo: Activa Mutual Funds

ACTIVA Mutual Funds Annual Report
Contents

                                                                            Page

Shareholder Letter                                                             1

Activa Money Market Fund                                                       2

Activa Intermediate Bond Fund                                                  3

Activa Value Fund                                                              5

Activa Growth Fund                                                             7

Activa International Fund                                                      9



Activa Officers and Trustees of the Fund                                      11



Schedule of Investments

   Activa Money Market Fund                                                   13

   Activa Intermediate Bond Fund                                              14

   Activa Value Fund                                                          17

   Activa Growth Fund                                                         22

   Activa International Fund                                                  26


                                                                            Page

Statement of Assets and Liabilities                                           32

Statement of Operations                                                       33

Statement of Changes in Net Assets                                            34

Notes to Financial Statements                                                 36



Financial Highlights                                                          40

Independent Auditors' Report                                                  44



Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670
www.activafunds.com

ANNUAL REPORT

Dear Shareholder:

I am pleased to provide you with the Annual Report to Shareholders for the Activa Mutual Funds for the year ended December 31, 2003. The following pages include the sub-advisers' management discussions and performance reviews for the Fund's portfolios.

The stock markets had their first positive year since 1999 and appear to have stabilized. The Dow Jones Industrial Average finished the year up 25.3% and the Standard & Poor's 500 Index for the same period also ended up with a 28.7% return. Small-Cap stocks had the largest one-year return with the Nasdaq ending the year up 50.0%. International stock markets also posted positive double-digit returns with the MSCI EAFE Index up 39.2%.

During the second half of the year mutual fund investors continued to have an optimistic outlook for stocks as shown by their investment into equity mutual funds. For the year $152.8 billion of new cash was invested into stock funds, as compared with the net outflows during 2002 of $27.8 billion. Bond-fund net cash flows for 2003 of $38 billion, were down 69% from 2002's net flow of $124 billion.

Although the markets have appeared to have stabilized and mutual fund stock investors are returning to the markets, the mutual fund industry faces many challenges. Allegations of improper after-hour trading and market timing for preferred investors have overwhelmed many in the industry. We at Activa do not condone such practices.

We are pleased to report to you that the Activa Funds and their management do not participate in any types of the abusive trading arrangements and practices alleged to have taken place at other firms. Activa ensures that deadlines are strictly enforced by not entering into third party distribution relationships nor any special arrangements with large investors. Activa also monitors and restricts shareholder accounts to ensure that short-term excessive trading does not occur.

With many investors believing that the economy will continue to recover, it is important to remember that it is impossible to predict market direction and how the stock and bond markets will be affected in either the short or the long term. The positive returns during 2003 may have some investors trying to chase performance which can sometimes be fatal. With this in mind it is as important as ever for investors to maintain and review their investment objectives and focus of their investment programs. Diversification among asset classes and the appropriate mix of stock and bond investments have helped many investors weather market volatility in the past.

Maintaining a diversified investment plan and using dollar cost averaging may help investors achieve their goals. Dollar cost averaging involves investing a certain amount of money in the same fund at the same time each month or quarter. By investing the same dollar amount on a periodic basis in the same fund you may pay a lower average cost per share. Although dollar cost averaging does not guarantee a profit, it does encourage discipline, eliminate the need to decide when to invest, and avoid the temptation to time the market. Activa Mutual Funds can help you maintain an investment program by establishing an automatic investment program from your bank account. You can choose the dollar amount (minimum $50), time periods, and Funds you want to invest in. Call an Activa Funds Shareholder Representative (1-800-346-2670) to further discuss dollar cost averaging and how you can establish an automatic investment program.

To help investors determine their personal asset allocation and investment needs the Activa Funds web-site offers a variety of financial calculators to aid investors in planning. Please visit our web site at www.activafunds.com to access the financial calculators, and learn how you can develop a diversified portfolio using the Activa Funds.

We here at Activa funds thank you for your support of our Fund family and we will continue to make it our priority to bring you the highest level of quality and service.

Sincerely,


/s/ Allan D. Engel

Allan D. Engel
President

Activa Money Market Fund -- JP Morgan Investment Management, Inc.

The Activa Money Market Fund returned 0.47% for the one-year period ended December 31, 2003. Contributing to performance was our active management of the Fund's weighted average maturity (WAM). A longer WAM is beneficial in a decreasing interest rate environment because it helps to increase the total return of the Fund.

At the beginning of 2003, investors were confronted with the possibility of war in Iraq, the ongoing terrorism threat, the SARS outbreak and economic weakness. In the spring, a brighter economic outlook as well as better-than-expected corporate earnings and the passage of a tax package had captured investors' attention. The Federal Reserve Board left interest rates unchanged until June when it eased the Federal Funds Rate by a quarter-percent to 1%. The economy strengthened markedly in the third quarter, and during the fall it began to make the transition from being policy-driven to becoming self-sustaining. Strong profits supported the corporate sector's increase in capital spending and hiring. The Fed indicated in December that it would keep its monetary policy on hold until economic conditions warrant a change.

For most of the first quarter, the market suffered from a lack of relative value. We focused on maintaining the Fund's WAM by purchasing commercial paper and certificates of deposit (CDs) with two- to six-month maturities. When large maturities caused the WAM to shorten, we compensated by adding one-year fixed-rate CDs to increase yield. We also purchased four- to six-month commercial paper and CDs in an effort to extend the WAM toward our 65- to 70-day target. However, because we believed that the Fed would ease interest rates, we began to extend and ultimately maintained a longer WAM, targeting a range of 70 to 73 days and concentrating our purchases in four- to six-month issues As the time for Fed action drew near, the market priced in a more aggressive cut than was actually announced. Seeing little value in extended maturities, we allowed our WAM to shorten.

In the second half of the year, we targeted a longer WAM. During the third quarter, our purchases were concentrated in four- to six-month maturities. We also bought agency discount notes at attractive rates relative to commercial paper. As yields moved higher, we added one-year paper. As interest rates rallied toward quarter end, we focused on one- to five-month commercial paper. We began the fourth quarter targeting a WAM of 70 to 75 days. To maintain a longer WAM, we bought commercial paper and CDs with six-month maturities. To keep our cash positions low as year end approached, we bought one-month commercial paper, which caused the WAM to shorten by several days. We also added an agency floating rate note and will look to increase the number of floaters in the Portfolio when interest rates begin to rise.

Activa Intermediate Bond Fund -- McDonnell Investment Management, LLC

We are please to provide you our annual report for the year ended December 31, 2003. Interest rate volatility and the relative strength of corporate bonds were two of the key themes driving the market in 2003. As we entered 2003, the fixed income market was focused on the prospects for economic recovery and the likelihood of rising interest rates, however, for most of the first half of the year rates moved lower until a sharp rise occurred during the summer months as concerns about the federal budget deficit and emerging economic strength caused a decline in bond prices.

After the 10 year treasury yield peaked near 4.60% in early September, the bond market rallied as the Fed alleviated market concerns about near term prospects for a fed funds target rate increase. The 10 year treasury yield ended the year at 4.25%, well off the high yield mark for 2003, but 0.43% higher than the beginning of the year yield of 3.82%.

The Lehman Brothers Aggregate Index (the Index) returned 4.11% for the twelve months ended December 31, 2003. All sector components of the Index generated positive returns with the credit sector generating a substantial total return of 7.70%. The second best performing sector was the mortgage sector with a 3.07% total return. The lowest returning sector for the period was the treasury sector with a 2.24% total return. The unprecedented dominance of the corporate sector relative performance was driven by the reversal of the extreme weakness experienced in 2002 and the subsequent recovery in corporate profits.

With respect to monetary policy, the Federal Reserve reduced the fed funds target rate to 1.00% at its June meeting as its apparent concerns over disinflation outweighed fears of reflation. However, by year end the Fed's disinflation concern had diminished as a result of ongoing dollar weakness and robust economic growth. The decline in the short term fed funds rate contributed to an overall slightly steeper yield curve at year end. The yield difference from 2 year treasuries to 30 year treasuries increased from 3.18% as of December 31, 2002 to 3.25% as of December 31, 2003. Overall, the 2-year treasury yield increased from 1.60% on December 31, 2002 to 1.82% on December 31, 2003, while the 30-year treasury yield increased from 4.78% to 5.07% over the same period. Despite the slight increase in interest rates the coupon income coupled with the strong price performance of the corporate sector contributed to a positive total return for the Activa Intermediate Bond Fund (the Fund).

The U.S. economy showed signs of a strong recovery as real GDP grew at nearly 4% for the 12 months ended September 30, 2003 with expectations of 4% or higher Q4 2003. The employment trends during the next few months will be key to whether the recent increases in rates are sustainable. Prolonged employment stagnation might imperil the recovery, as consumers may become more cautious and save more from modestly growing income and diminished opportunities to refinance mortgages.

As of December 31, 2003, the Fund had a duration of approximately 4.5 years, which was comparable to the 4.6 year duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. With respect to relative sector weightings, the Fund held overweight positions in the corporate and asset and mortgage backed sectors.

We believe the relative yield premiums offered by these sectors remain attractive and present attractive total return opportunities. We anticipate maintaining the current posture as we enter 2004. The Fund generated total returns of 3.49 and 7.18 percent, respectively, for the twelve months and since inception for the periods ended December 31, 2003.

We believe the first half of 2004 will continue to present challenges for fixed-income portfolios, particularly if strong, steady employment growth emerges and interest rates begin to rise. However, an improved economic environment should maintain favorable credit conditions and potentially present opportunities to structure maturities along the yield curve. The most recent statement from the Federal Reserve Board indicated that economic risks appear to be balanced between conditions that may generate economic weakness as well as economic strength. As a result, market expectations for a change in the Fed Funds rate have priced in a possible 0.25% increase in the second quarter of 2004. However, as a reminder, market expectations in 2003 of an increase in the Fed Funds rate were not realized.

We expect to continue to meet these challenges through appropriate risk management and our disciplined investment style. The balance of the report provides additional details about the fund.

Activa Intermediate Bond Fund continued

                                              Average Annual Total Return*
                                             Periods ended December 31, 2003
                                          --------------------------------------
                                          One Year       Since Inception 8/30/99
Activa Intermediate Bond Fund               3.49%                 7.18%
Lehman Bros. Aggregate Bond Index**         4.11%                 8.15%

Year-by-Year Performance

           Average Annual Return of the Activa Intermediate Bond Fund
  Growth of an assumed $10,000 investment in Activa Intermediate Bond Fund from
                   8/30/99 through 12/31/03: Includes all fees

Line Chart:
Date             Activa Intermediate Bond Fund       Lehman Bros. Aggregate Bond
8/30/99          10000                               10000
1999             10063                               10104
2000             11053                               11279
2001             11991                               12229
2002             13052                               13485
2003             13507                               14039


* The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the prospectus, Statement of Additional Information and the Financial Highlights at the end of this report.

** The Lehman Bros. Aggregate Bond Index represents an unmanaged total return Index and includes U.S. Treasury and agency obligations, U.S. dollar denominated foreign obligations and U.S. investment grade corporate debt and is not impacted by the Fund's operating expenses.

Activa Value Fund -- Wellington Management Co., LLP

Equity markets posted strong double digit returns in 2003 driven by a combination of an improved geopolitical environment after a relatively short war with Iraq, renewed economic growth, improving credit markets, and investor perception that deflationary risks had bottomed. In particular, strong fiscal and monetary stimulus in the form of tax cuts and rebates, low interest rates, deficit spending, and high money supply growth pushed the economy ahead.

For the full-year period, value stocks and growth stocks (measured by the Russell 1000 Value Index and Russell 1000 Growth Index, respectively) performed essentially in-line, with value stocks edging ahead by a very small margin. Small- and mid-cap stocks outperformed large-cap stocks for the full year (measured by the Russell 2000 Index, S&P 400 Index and S&P 500 Index, respectively). Technology and Consumer Discretionary sectors were the best performing sectors, while Telecommunications Services and Health Care lagged the Russell 1000 Value Index by the greatest margin.

The Activa Value Fund recorded strong positive performance of +28.4% net of expenses during the twelve-month period, but slightly trailed the +30.0% return of the Russell 1000 Value index.

The Fund's investment approach uses fundamental, or "bottom-up," security analysis to focus on stock selection within industries; rather than making significant sector bets, industry weights are kept in line with those of the Russell 1000 Value Index. The Fund consists of multiple sub-portfolios, each actively managed by one of Wellington Management's global industry analysts.

For the full year, the Fund's bottom-up investment approach produced positive benchmark-relative results in five of the ten broad market sectors. Strong stock selection within Industrials and Financials contributed most to relative performance, while Information Technology, Telecommunications Services and Health Care detracted.

Relative performance within the Industrials sector was positive largely due to investors looking for an up-tick in personal and business travel following the resolution of the Iraq war coupled with an improving economic backdrop. The Fund's value-added was strongest within the commercial services & supplies, airlines and road & rail industries. Within the commercial services & supplies industry, Cendant, a global provider of complementary consumer and business services, was leveraged to the recovery in travel. Similarly, within the airlines industry, Continental Airlines, one of our favorite names among the major US carriers, surged as war uncertainties came to an end. Among the rail companies, Canadian National Railway was a strong performer. Returns in the Industrials sector were also helped by the strength of aerospace & defense stocks. Defense stocks have received a boost along with US expenditures in Iraq and rising perception that the US military arsenal is not fully equipped to combat the new types of geo-political threats.

Returns within the Financials sector were also strong overall, driven by improving credit quality, rising equity markets, a steeper yield curve, and the mortgage refinancing boom. Our holding in Merrill Lynch, a diversified financial company, benefited from the improved environment and helped relative performance. Regional bank UnionBanCal also aided performance, as it continues to gain market share and improve loan quality. Our strong stock selection among real estate holdings provided the largest overall boost to relative performance. Regional mall and shopping center owners benefited from the strength in the consumer spending and retail environments during the year.

The Fund's holdings in the Information Technology sector were up strongly for the year, driven by holdings in the computer & peripherals and semiconductors & semiconductor equipment industries. However, portfolio returns within the sector trailed the benchmark as the market showed a preference for speculative names and our quality bias hurt. The Information Technology sector has been at the forefront of the rally in the equity markets, with returns that rival the bubble period of the late nineties.

Stock selection among diversified telecommunications companies detracted from the Fund's relative performance as our holdings in Qwest Communications and AT&T declined for the full year. Regulatory changes have led to increased competition, as the RBOCs (Regional Bell Operating Companies) move into the enterprise telecommunications space and expand their long-distance services. This negatively impacted revenue growth at AT&T more than expected. However, the company should benefit from the launch of internet phone service, "VOIP (Voice Over Internet Protocol), and a broadening of local service offerings.

The Fund's underperformance within Health Care was largely a result of our stock selection with the health care providers & services industry. The Fund's holdings in the industry recorded double-digit returns overall but were up significantly less than benchmark holdings. For the full year, health plan stocks outperformed other areas of the industry, such as drug distributors, as price increases outpaced medical cost inflation and boosted earnings upside. In addition, our holding in pharmaceutical company Schering-Plough detracted from performance in the sector. The stock declined in 2003 as earnings expectations fell, creating a sense of capitulation among investors. Sentiment in the stock improved as the company emerged from difficulties surrounding product patent expirations.

Activa Value Fund continued

                                        Average Annual Total Return*
                                      Periods ended December 31, 2003
                                  ----------------------------------------
                                  One Year      Five Year         Ten Year
Activa Value Fund**                28.37%         0.80%              7.83%
Russell 1000 Value Index***        30.03%         3.56%             11.88%
S&P 500 Index****                  28.67%        -0.57%             11.06%


                 Average Annual Return of the Activa Value Fund*
   Growth of an assumed $10,000 investment in Activa Value Fund from 12/31/93 through 12/31/03

Line Chart:
Date         Activa Value Fund    Russell 1000 Value Index      S&P 500
12/31/93                 10000                       10000        10000
1994                      9413                        9801        10132
1995                     12290                       13560        13935
1996                     15138                       16494        17134
1997                     18543                       22297        22850
1998                     20429                       25782        29385
1999                     19059                       27676        35567
2000                     21693                       29617        32331
2001                     20164                       27961        28483
2002                     16561                       23621        22191
2003                     21259                       30715        28554


* The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). Prior to 1998, the Fund had a maximum sales charge of 3%. The prior sales charge is not included in the performance illustrations. Performance prior to April 22, 1998 does not reflect the Fund's 12b-1 fee of 0.25% which became effective on that date and was reduced to 0.15% on September 1, 1999. No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the prospectus, Statement of Additional Information and the Financial Highlights at the end of this report.

** Wellington Asset Management, LLP, became the Fund's sub-adviser on December 30, 1999. Ark Asset Management was the Fund's sub-adviser from May 1, 1995 until December 30, 1999.

*** The Russell 1000 Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Company, and is not impacted by the Fund's operating expenses.

**** The Standard and Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market and is not impacted by the Fund's operating expenses.

Activa Growth Fund -- State Street Research & Management Company

Following three years of negative returns, equity markets enjoyed their first positive year since 1999. Economic recovery took hold, fueled by low interest rates, low inflation and rising corporate profits, increasing investor confidence in equity markets. During the year, investors remained steadfast, shaking off first-quarter weakness brought on by fears over military action in Iraq and various scandals, including the Freddie Mac accounting probe, Eliot Spitzer's inquiry into market timing at several prominent mutual fund companies, and the NYSE pay scandal. As a result, the S&P 500 Index returned 28.7% for the year. In this environment, higher-risk stocks and smaller-cap issues posted particularly strong gains. Overall, small-cap stocks outperformed large-cap stocks and value stocks marginally out performed growth stocks.

Buoyed by a strong fourth quarter, the Activa Growth Fund finished the year with a 28.5% return narrowly behind the Russell 1000 Growth Index of 29.7%, as strong stock selection in Consumer Discretionary, Health Care and Energy offset modestly weaker selection in Consumer Staples and Utilities.

On a relative basis, stock selection within the Consumer Discretionary sector has the largest impact on performance comparisons. While the market did not start to feel the effects of economic recovery until the end of the first quarter, after that period, higher beta names that had been punished by investors in the prior three-year period, were rewarded for the strength of their fundamentals businesses. Internet related stocks Expedia and Yahoo!, along with International Game Technology, posted particularly strong gains, bolstering returns within the sector. While Expedia's stock benefited from its acquisition by InterActiveCorp, Yahoo has benefited from robust advertising revenues. International Game Technology, the premier provider of slot machine technology, rallied on continued earnings strength and appears posed for further growth as casinos adopt their newest gaming technology. In Health Care, which has lagged the broader market, biotech names tended to outperform drug stocks, as large-cap pharmaceuticals struggled to grow earnings. Additionally, our Energy holdings performed well given their leverage to higher commodity prices.

Weaker stock selection in two smaller, more defensive sectors of the benchmark, Consumer Staples and Utilities suffered in this environment. Within Consumer Discretionary, fundamentals disappointments at Pepsi Bottling and Kraft Foods negatively impacted returns, detracting from return comparisons. In Utilities, the portfolio could not keep pace with the small benchmark sector weight as telecommunications names like Nextel gained significantly during the year.

Following three consecutive years of losses, equity markets rallied from depressed levels in 2003 as the operating environment for most companies improved. Our bottom-up, fundamentally based portfolio construction process resulted in a portfolio of stocks leveraged to economic recovery. While this proved successful in 2003, earnings growth has already been priced into many stocks. In this environment, we continue to adhere to our disciplined investment approach as we look to identify those companies with the greatest upside potential.

While we have reshuffled our semiconductor holdings, our exposure to the segment remains high. During the quarter we trimmed our position in Intel and eliminated National Semiconductor as it reached our price target. We have initiated a position in Fairchild Semiconductor International, feeling the stock still has significant upside potential relative to the rest of the group, and have added to our position in Linear as it has lagged its peers given its strong fundamentals. Elsewhere in Technology, we have initiated positions in Siebel Systems and Veritas, while adding to SAP. While SAP continues to grow by taking market share from its competitors, the situation at Siebel Systems has stabilized and effective cost-cutting at the company should accelerate earnings. Additionally, we decreased our position in Microsoft based on fundamentals and have increased our position in Dell. We feel market-share gains and new higher-margin products will drive higher revenues and earnings in 2004 and beyond.

Recently we sought to gain exposure to retailers exhibiting growth by increasing our positions in Staples and Bed Bath & Beyond while eliminating or trimming those companies with limited upside potential, like Gap and Wal-Mart. While Bed Bath & Beyond has lagged, the company appears poised for increased growth with its acquisitions of The Christmas Tree Shops. In contrast, earnings forecasts for Wal-Mart appear too high and led us to significantly reduce the position. In addition, we initiated a position in Harman Electronics. At Harman, a high-end audio/video equipment manufacturer, the company's success at providing auto `info-tainment' systems for luxury cars is fueling growth. They have significant penetration, with limited competition, across the various auto makers, and should continue to grow. Within the education services industry, we eliminated our position in Apollo Group, owner of the University of Phoenix franchise, and used price weakness to increase out position in Career Education. Given its recent performance and the strength of its fundamentals, we feel there is significant upside potential in the stock.

In the Health Care sector, we continue to focus on companies with solid pipelines and strong upcoming product cycles. We increased our overweight in biotechnology by initiating positions in Chiron and Millennium Pharmaceuticals. Identifying opportunity in large-cap pharmaceutical names continues to be challenging, as these companies are no longer exhibiting growth at attractive levels. In comparison, we are finding opportunities in international pharmaceutical companies like Novartis and Sanofi-Synthelabo that exhibit stronger product pipelines, and we have added to these positions.

In addition, we increased our position in Energy holdings Nabors Industries and have modestly increased our investment in Halliburton, as these companies will benefit during the year from increased drilling activity brought on by higher natural gas prices. We eliminated our position in BJ Services. Given the strength in fundamentals resulting from higher prices we feel our Energy exposure - which is high relative to the index - should serve as a solid source of positive performance during the course of the coming year.

Activa Growth Fund continued

                                               Average Annual Total Return*
                                              Periods ended December 31, 2003
                                          --------------------------------------
                                          One Year       Since Inception 8/30/99
Activa Growth Fund                         28.54%                -9.15%
S&P 500 Index**                            28.67%                -2.48%
Russell 1000 Growth Index***               29.75%                -5.89%


Year-by-Year Performance

                 Average Annual Return of the Activa Growth Fund
   Growth of an assumed $10,000 investment in Activa Growth Fund from 8/30/99 through 12/31/03: Includes all fees

Line Chart:
            Activa Growth Fund     S&P 500 Index     Russell 1000 Growth Index
8/30/99     10000                  10000             10000
1999        11380                  11173             13316
2000        10136                  10155             10329
2001        7740                   8947              8219
2002        5132                   6970              5927
2003        6597                   8969              7690


* The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the prospectus, Statement of Additional Information and the Financial Highlights at the end of this report.

** The Standard and Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market and is not impacted by the Fund's operating expenses.

*** The Russell 1000 Growth Index represents a composite of growth stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Company, and is not impacted by the Fund's operating expenses.

Activa International Fund -- Nicholas Applegate Capital Management

The Activa International Equity portfolio returned 31.9% in 2003 versus a return of 39.2% for the EAFE Index. Detracting from the Fund's performance was our continued underweight in Health Care and Financials and our holdings in China Trust Financial and Yageo.

As occurred in the US, most international equity markets were weak during the first three months of the year leading up to the outbreak of the American-led war in Iraq. Weak economic fundamentals combined with the uncertainty of world politics kept buyers on the sidelines. As the year progressed, economic indicators and corporate earnings throughout most regions of the world improved, though generally not as quickly or robustly as in the United States. International exporters faced a double-edged sword. On the one hand, they benefited from the seemingly insatiable demand in the United States for foreign imports. On the other hand, the appreciation of the euro and yen versus the U.S. dollar cut deeply into earnings. This led to the Bank of Japan repeatedly intervening in the foreign exchange markets to prop up the value of the dollar and protect Japanese exporters. Unemployment, while still high, appears to be stabilizing. Global demand for Japanese goods continues to grow and private consumption, which had been falling, is beginning to stabilize as the decline in household income has come to a halt. The recent Bank of Japan Tankan survey showed that confidence among the country's largest manufacturers is at the highest level since 1997. Valuations continue to be a concern in Europe, but the rebound in earnings that is underway will likely alleviate some of the worry.

The portfolio outperformed the EAFE Index for most of the first three quarters of the year. During this time, the portfolio was positioned for economic recovery. We began the year overweight in Energy which worked well as oil prices stayed high immediately before and during much of the military action in Iraq. Much of the overweight was reduced throughout the year as oil prices moderated. Other pro-recovery positions were found in individual stocks in the Technology, Transportation, Consumer Services, Commercial Industrial and Producers sectors. Technology went from a small overweight at the beginning of the year to a fairly significant overweight by the end as earnings and outlooks improved, especially for semiconductor and semi-related companies. These companies were hurt later in the year as the sharp weakening of the US dollar was viewed as potentially negative news for such companies, but we remain optimistic about their prospects. We did take some profits in these stocks later in the year. We were generally underweight in Utilities, Financials, Insurance, Healthcare, and Consumer Durables. These underweights hurt in the fourth quarter as the market rotated into some of these areas.

On a regional basis, we have maintained a significant allocation to emerging markets as many of the most attractive global technology companies are in countries such as Taiwan and S. Korea. France and Germany were underweighted through much of the year as European economic activity was sluggish compared to Asia. We increased our exposure to both countries late in the year as Europe becomes increasingly attractive due to low earnings expectations, accelerating indicators, the identification of some high-cash-flow companies, and relatively attractive valuations. German business confidence reached a three-year high as both foreign and domestic business orders showed improvement. We still remain underweight in Europe relative to Asia, however. This was another contributor to underperformance as the Euro strengthened significantly for the year, especially in the fourth quarter. The portfolio was underweight Japan for most of the year, although we increased our holdings there in the third and fourth quarters. Japan is looking increasingly attractive: the CPI has gone into positive territory for the first time since 1998; non-performing loans have fallen significantly and there is some loan growth; business confidence has risen; industrial production and Tokyo condominium prices are up.

An improvement in the economic and corporate earnings environment characterized the latter part of 2003 and that momentum is expected to carry into 2004. Earnings, particularly of those companies earning a large portion of their revenues from the U.S., will continue to be hampered by the weakness of the dollar relative to their home currency. However, as demand continues to pick up globally and in local markets, the currency effect on earnings should be mitigated. Low global interest rates and the possibility of further easing by the European Central Bank have produced an environment that is very accommodative to economic growth.

Activa International Fund continued

                                               Average Annual Total Return*
                                              Periods ended December 31, 2003
                                          --------------------------------------
                                          One Year       Since Inception 8/30/99
Activa International Fund                  31.90%                -5.19%
MSCI EAFE Index**                          39.17%                -1.86%
S&P 500 Index***                           28.67%                -2.48%

Year-by-Year Performance

             Average Annual Return of the Activa International Fund
Growth of an assumed $10,000 investment in Activa InternationalFund from 8/30/99 through 12/31/03: Includes all fees


Line Chart:
         MSCI EAFE Index         S&P 500      Activa International Fund
8/30/99            10000           10000                          10000
1999               11823           11173                          14200
2000               10173           10155                          10605
2001                7882            8947                           7534
2002                6625            6970                           6011
2003                9220            8969                           7928

* The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the prospectus, Statement of Additional Information and the Financial Highlights at the end of this report.

** THE MSCI EAFE Index (Morgan Stanley Capital International Europe, Australia and Far East Index) represents an unmanaged index of over 1000 foreign common stock prices and is not impacted by the Fund's operating expenses.

*** The Standard and Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market and is not impacted by the Fund's operating expenses.

Activa Officers and Trustees of the Fund

The business affairs of the Fund are managed and under the direction of the Board of Trustees ("Board"). The following information as of December 31, 2003 pertains to the Officers and Trustees of the Fund or the Advisor or both, and includes their principal occupation during the past five years and their compensation as Trustee:

                                                                                                              NUMBER OF
                                                                                                              PORTFOLIOS   OTHER
                                                                                                              IN FUND      DIRECTOR-
                                                      TERM OF                                                 COMPLEX      SHIPS
         NAME AND                                     OFFICE/LENGTH      PRINCIPAL OCCUPATION                 OVERSEEN BY  HELD BY
         ADDRESS         AGE  OFFICE HELD             OF TIME SERVED     LAST FIVE YEARS                      DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Allan D. Engel*          51   Trustee, President,     Perpetual / 23     Vice President, Real Estate           5            None
2905 Lucerne SE,              Secretary and                              Operations and Secretary-Activa
Suite 200                     Treasurer of the Fund;                     Holdings Corp. Formerly, Sr. Manager,
Grand Rapids,                 President, and                             Investments and Real Estate, Amway
Michigan                      Secretary of the                           Corporation; Director, President
49546                         Investment Adviser.                        and Secretary of Amway Management
                                                                         Company (1981-1999); Trustee, Vice
                                                                         President and Secretary, Amway
                                                                         Mutual Fund (1981-1999); Vice
                                                                         President and Assistant Treasurer,
                                                                         Activa Mutual Fund Trust (1999-2002).


James J. Rosloniec*      58   Trustee of the Fund     Perpetual / 23     President & Chief Operating           5            None
2905 Lucerne SE                                                          Officer, JVA Enterprises, LLC.
Suite 200                                                                President, Chief Executive
Grand Rapids, Michigan                                                   Officer and Director, Activa
49546                                                                    Holdings Corp. Formerly, Vice
                                                                         President-Audit and Control,
                                                                         Amway Corporation (1991-2000);
                                                                         Director, Vice President and
                                                                         Treasurer of Amway Management
                                                                         Company (1984-1999); Trustee,
                                                                         President and Treasurer, Amway
                                                                         Mutual Fund, (1981-1999);
                                                                         President and Treasurer, Activa
                                                                         Mutual Fund Trust (1999-2002).

ADVISORY TRUSTEE
----------------
Joseph E. Victor, Jr.    56   Advisory Trustee of     Perpetual / 3      President and Chief Executive         5            None
2905 Lucerne SE,              the Fund                                   Officer, Marker Net, Inc. (Crown
Suite 200                                                                Independent Business Owner
Grand Rapids,                                                            affiliated with Quixtar, Inc.)
Michigan 49546

DISINTERESTED TRUSTEES
----------------------
Donald H. Johnson        73   Trustee of the Fund     Perpetual / 11     Retired, Former Vice                  5            None
2905 Lucerne SE,                                                         President-Treasurer, SPX
Suite 200                                                                Corporation.
Grand Rapids,
Michigan 49546

Walter T. Jones          61   Trustee of the Fund     Perpetual / 12     Retired, Former Senior Vice           5            None
936 Sycamore Ave.                                                        President-Chief Financial
Holland,                                                                 Officer, Prince Corporation.
Michigan 49424

Richard E. Wayman        69   Trustee of the Fund     Perpetual / 6      Retired, Former Finance               5            None
24578 Rutherford                                                         Director, Amway Corporation.
Ramona,
California 92065

Activa Officers and Trustees of the Fund continued

The following table summarizes Trustee compensation which was paid by Activa Asset Management LLC during the year ended December 31, 2003 pursuant to the Administration Agreement.

                                                   PENSION OR
                                                   RETIREMENT
                                                    BENEFITS
                                                   ACCRUED AS     ESTIMATED ANNUAL       TOTAL
 NAME OF PERSON,                    TRUSTEE          PART OF          BENEFITS        COMPENSATION
    POSITION                     COMPENSATION     FUND EXPENSES    UPON RETIREMENT  PAID TO TRUSTEES
INTERESTED TRUSTEES

Allan D. Engel*                     $8,000             -0-               -0-            $8,000
Trustee

James J. Rosloniec*                 $8,000             -0-               -0-            $8,000
Trustee

ADVISORY TRUSTEE

Joseph E. Victor, Jr.               $8,000             -0-               -0-            $8,000
Advisory Trustee

DISINTERESTED TRUSTEES

Donald H. Johnson                   $8,000             -0-               -0-            $8,000
Trustee

Walter T. Jones                     $8,000             -0-               -0-            $8,000
Trustee

Richard E. Wayman                   $8,000             -0-               -0-            $8,000
Trustee

*Mssrs. Engel and Rosloniec are interested persons of the Fund. In addition, Mr. Engel is an officer of the Fund, Investment Adviser and of Activa Holdings Corp., which controls the Investment Adviser. Mr. Rosloniec is also an officer of Activa Holdings Corp., and of JVA Enterprises, LLC, which may be deemed to control Activa Holdings Corp.

The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 2003, amounted to $48,000.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees. It is available, without charge, by writing or telephoning the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling (800) 346-2670 and it also appears in the Fund's Statement of Additional Information which can be found on the Securities and Exchange Commission's website at http://www.sec.gov.

Activa Schedule of Investments
MONEY MARKET FUND - 12/31/03

                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                                      6.5%
     BANK OF SCOTLAND, 1.11%, 4/8/04                                                       1,000,000       $      1,000,000
     COD ROYAL BANK OF SCOTLAND, FRN, 9/27/04                                              1,000,000                999,740
                                                                                                           ----------------
                                                                                                                  1,999,740
                                                                                                           ----------------

COMMERCIAL PAPER                                                            60.9%
     HAMBURGISCHE LANDESBANK GIROZENTRALE, DN, 1.14%, 2/27/04                              1,526,000              1,523,246
     WESTPACTRUST SECURITIES NZ LTD., DN, 1.10%, 2/11/04                                   1,000,000                998,747
     BANK OF IRELAND, DN, 1.15%, 5/7/04                                                    1,000,000                995,925
     RABOBANK USA FINANCIAL, DN, 0.95%, 1/2/04                                             1,021,000              1,020,973
     GE CAPITAL INT'l. FUNDING INC., DN, 1.20%, 6/3/04                                       382,000                380,039
     AMSTERDAM FUNDING CORP, DN, 1.15%, 1/28/04                                            1,000,000                999,186
     ATLANTIS ONE FUNDING, DN, 1.13%, 2/5/04                                               1,000,000                998,901
     CANTABRIC FINANCE LLC, DN, 1.10, 2/25/04                                              1,000,000                998,266
     EDISON ASSET SECURITIZATION, DN, 1.00%, 1/2/04                                        1,200,000              1,199,967
     GIRO BALANCED FUNDING CORP., DN, 1.09%, 1/12/04                                         850,000                849,717
     GRAMPIAN FUNDING LLC, DN, 1.10%, 3/29/04                                              1,000,000                997,311
     ING FUNDING LLC, DN, 1.19%, 6/1/04                                                    1,000,000                994,976
     NEW CENTER ASSET TRUST, DN, 0.97%, 1/2/04                                             1,000,000                999,973
     SHEFFIELD RECEIVABLES CORP., DN, 1.09%, 1/15/04                                         850,000                849,640
     SHEFFIELD RECEIVABLES CORP., DN, 1.08%, 1/28/04                                         524,000                523,576
     WINDMILL FUNDING CORP., DN, 1.11%, 1/28/04                                            1,000,000                999,186
     BANQUE GENERALE DU LUXEMBOURG, DN, 1.12%, 4/8/04                                      1,000,000                996,951
     DEN NORSKE BANK, DN, 1.13%, 4/19/04                                                   1,000,000                996,579
     WESTPACTRUST SECURITIES NZ LIMITED, DN, 1.195%, 6/3/04                                  300,000                298,466
     CC USA INC., DN, 1.17%, 4/16/04                                                       1,000,000                996,555
                                                                                                           ----------------
                                                                                                                 18,618,180
                                                                                                           ----------------

FEDERAL HOME LOAN BANK                                                       2.5%
     FHLB, FRN, 9/20/04                                                                      750,000                749,629
                                                                                                           ----------------

FEDERAL HOME LOAN MORTGAGE                                                  13.7%
     FREDDIE MAC, DN, 1.125%, 2/12/04                                                      2,000,000              1,997,375
     FREDDIE MAC, DN, 1.12%, 2/17/04                                                       1,200,000              1,198,245
     FREDDIE MAC, DN, 1.15%, 3/10/04                                                       1,000,000                997,786
                                                                                                           ----------------
                                                                                                                  4,193,406
                                                                                                           ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        9.8%
     FANNIE MAE, FRN, 7/30/04                                                              1,000,000                999,561
     FANNIE MAE, FRN, 9/10/04                                                              1,000,000                999,599
     FANNIE MAE, FRN, 9/10/04                                                              1,000,000              1,000,000
                                                                                                           ----------------
                                                                                                                  2,999,160
                                                                                                           ----------------

CORPORATE BONDS                                                              6.6%
     BETA FINANCE INC., FRN, 6/2/04                                                        1,000,000                999,979
     DORADA FINANCE, VRN, 2/12/04                                                          1,000,000                999,989
                                                                                                           ----------------
                                                                                                                  1,999,968
                                                                                                           ----------------

TOTAL SHORT TERM OBLIGATIONS - 100% (Cost $30,560,083)                                                     $     30,560,083
                                                                                                           ================


The accompanying notes are an integral part of these financial statements.

                                      C-27

Activa Schedule of Investments
INTERMEDIATE BOND FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
US TREASURY NOTES                                                            3.4%
     U.S. TREASURY NOTES, 6.50%, 11/15/26                                                  3,500,000       $      4,118,485
     U.S. TREASURY NOTES, 1.625%, 3/31/05                                                  1,500,000              1,505,627
                                                                                                           ----------------
                                                                                                                  5,624,112
                                                                                                           ----------------

US TREASURY BONDS                                                            4.0%
     U.S. TREASURY BONDS, 8.125%, 8/15/19                                                  2,600,000              3,512,844
     U.S. TREASURY BONDS, 5.25%, 11/15/28                                                  2,000,000              2,015,080
     U.S. TREASURY INFLATION INDEXED BOND, 3.375%, 4/15/32                                   938,781              1,160,568
                                                                                                           ----------------
                                                                                                                  6,688,492
                                                                                                           ----------------

US TREASURY STRIPS - PRINCIPAL ONLY                                          0.7%
     STRIP PRINC, 5/15/18                                                                  2,340,000              1,117,327
                                                                                                           ----------------

FEDERAL HOME LOAN MORTGAGE                                                  16.4%
     FREDDIE MAC GOLD, 5.50%, 12/1/32                                                      1,731,163              1,753,552
     FREDDIE MAC, 8.00%, 3/1/30                                                              686,995                741,309
     FREDDIE MAC, 6.50%, 12/15/22                                                          2,500,000              2,543,897
     FREDDIE MAC, 4.25%, 6/15/05                                                           7,000,000              7,271,250
     FREDDIE MAC, 5.50%, 5/15/28                                                           3,000,000              3,061,879
     FREDDIE MAC, 5.00%, 4/15/18                                                           2,250,000              2,217,279
     FREDDIE MAC, 4.50%, 4/15/26                                                           2,500,000              2,501,837
     FREDDIE MAC, 4.00%, 5/15/23                                                           4,750,000              4,826,251
     FREDDIE MAC, 4.00%, 2/15/21                                                           2,500,000              2,537,988
                                                                                                           ----------------
                                                                                                                 27,455,242
                                                                                                           ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                       20.6%
     FANNIE MAE, 6.50%, 9/1/29                                                               466,441                488,303
     FANNIE MAE, 4.50%. 9/1/18                                                             3,948,109              3,952,906
     FANNIE MAE CL, 5.00%, 12/1/33                                                         2,700,001              2,674,093
     FANNIE MAE, 6.00%, 4/1/14                                                               387,063                407,020
     FANNIE MAE, 6.00%, 2/1/29                                                               656,797                680,606
     FANNIE MAE, 6.00%, 1/1/29                                                               889,999                922,261
     FANNIE MAE, 6.50%, 3/1/29                                                               670,916                702,785
     FANNIE MAE, 6.50%, 3/1/29                                                               791,198                828,780
     FANNIE MAE, 6.00%, 4/1/14                                                               798,163                839,069
     FANNIE MAE CL, 6.50%, 7/1/32                                                          5,499,451              5,754,085
     FANNIE MAE CL, 6.50%, 9/1/18                                                          3,342,941              3,547,981
     FANNIE MAE, 6.50%, 10/1/31                                                            1,354,350              1,416,989
     FANNIE MAE, 6.50%, 5/1/32                                                             1,698,539              1,777,184
     FANNIE MAE, 5.00%, 11/25/10                                                             302,454                302,498
     FANNIE MAE FNR, 5.50%, 11/25/28                                                       3,000,000              3,070,375
     FANNIE MAE CL, 5.50%, 2/1/33                                                          1,684,930              1,708,253
     FANNIE MAE CL, 5.50%, 4/1/33                                                          1,237,034              1,254,014
     FANNIE MAE CL, 5.00%, 8/1/33                                                          3,979,528              3,941,342
                                                                                                           ----------------
                                                                                                                 34,268,544
                                                                                                           ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                    13.2%
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 5.50%, 10/15/32                             4,488,645              4,569,441

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 5.00%, 8/15/33                              1,981,085              1,965,732


   The accompanying notes are an integral part of these financial statements.

                                      C-28

Activa Schedule of Investments continued
INTERMEDIATE BOND FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)                        13.2%
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 6.00%, 12/15/31                             1,479,781       $      1,539,425
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 7.00%, 11/15/31                               964,795              1,028,854
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 6.00%, 10/15/32                             3,029,421              3,152,112
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 6.50%, 5/15/29                              1,435,670              1,515,522
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 7.00%, 12/15/28                               483,516                516,304
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 7.00%, 9/15/29                                551,981                588,892
     GOVERNMENT NATIONAL SINGLE FAMILY, 6.50%, 8/15/31                                     2,782,476              2,935,932
     GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 12/15/29                                    1,454,958              1,552,734
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, 4.50%, 4/15/18                              2,723,590              2,733,985
                                                                                                           ----------------
                                                                                                                 22,098,933
                                                                                                           ----------------

CORPORATE BONDS - 41.7%
AUTOMOTIVE                                                                   0.7%
     FORD MOTOR COMPANY, 7.45%, 7/16/31                                                      600,000                608,091
     GENERAL MOTORS, 8.375%, 7/15/33                                                         550,000                640,063
                                                                                                           ----------------
                                                                                                                  1,248,154
                                                                                                           ----------------

BANKING                                                                      7.8%
     BANK OF AMERICA CORP., 3.875%, 1/15/08                                                1,500,000              1,530,697
     LEHMAN BROTHERS HOLDINGS, INC., 8.25%, 6/15/07                                        1,750,000              2,041,394
     MELLON CAP II, 7.995%, 1/15/27                                                        2,040,000              2,334,082
     NATIONAL AUSTRALIA BANK, 8.60%, 5/19/10                                                 750,000                929,956
     NATIONAL RURAL UTIL., 5.75%, 8/28/09                                                  1,500,000              1,627,289
     SOVEREIGN BANK, 4.375%, 8/1/13                                                        1,750,000              1,764,889
     WELLS FARGO & CO., 5.90%, 5/21/06                                                     2,500,000              2,703,125
                                                                                                           ----------------
                                                                                                                 12,931,432
                                                                                                           ----------------

BANKING AND FINANCIAL SERVICES                                               1.1%
     GREENPOINT FINL., 3.20%, 6/6/08                                                       1,900,000              1,838,417
                                                                                                           ----------------

BROADCASTING                                                                 2.3%
     CLEAR CHANNEL, 4.25%, 5/15/09                                                         1,750,000              1,757,000
     COMCAST CORP., 6.50%, 1/15/15                                                         1,000,000              1,087,614
     LIBERTY MEDIA, 5.70%. 5/15/13                                                         1,000,000              1,013,451
                                                                                                           ----------------
                                                                                                                  3,858,065
                                                                                                           ----------------

COMMERCIAL SERVICES                                                          1.9%
     ARAMARK SERVICES, INC., 7.00%, 7/15/06                                                1,550,000              1,687,562
     CENDANT CORP., 7.375%, 1/15/13                                                        1,300,000              1,493,206
                                                                                                           ----------------
                                                                                                                  3,180,768
                                                                                                           ----------------

DIVERSIFIED                                                                  1.3%
     GENERAL ELECTRIC CAP. CORP., 6.80%, 11/1/05                                           2,000,000              2,172,500
                                                                                                           ----------------

ELECTRIC UTILITY                                                             4.9%
     ALABAMA POWER CO., 5.70%, 2/15/33                                                     1,500,000              1,471,697
     AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                              1,150,000              1,206,812
     ENTERGY GULF STS, 6.00%, 12/1/12                                                      1,600,000              1,617,760


   The accompanying notes are an integral part of these financial statements.

                                      C-29

Activa Schedule of Investments continued
INTERMEDIATE BOND FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITY (CONTINUED)                                                 4.9%
     PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                         3,385,000       $      3,833,185
                                                                                                           ----------------
                                                                                                                  8,129,454
                                                                                                           ----------------

ENTERTAINMENT                                                                1.0%
     VIACOM, 7.70%, 7/30/10                                                                1,400,000              1,675,499
                                                                                                           ----------------

FINANCIAL SERVICES                                                           7.9%
     CIT GROUP, INC., 7.375%, 4/2/07                                                       1,800,000              2,034,565
     CAPITAL ONE BANK, 4.875%, 5/15/08                                                     1,250,000              1,287,697
     COUNTRYWIDE HOME LOAN, 5.50%, 2/1/07                                                  2,500,000              2,680,635
     DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                500,000                558,143
     INTERNATIONAL LEASE FIN. 5.875%, 5/1/13                                               1,500,000              1,583,166
     PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                          1,450,000              1,640,081
     VANDERBILT MORTGAGE FINANCE, 7.82%, 11/7/17                                           3,149,300              3,298,305
                                                                                                           ----------------
                                                                                                                 13,082,592
                                                                                                           ----------------

FOOD SERVICE                                                                 1.1%
     KROGER COMPANY, 8.00%, 9/15/29                                                        1,650,000              1,986,465
                                                                                                           ----------------

HEALTH CARE                                                                  1.0%
     AETNA INCORPORATED, 7.375%, 3/1/06                                                    1,500,000              1,651,875
                                                                                                           ----------------

OIL & EXPLOR PROD & SER                                                      1.7%
     PEMEX PROJECT FUNDING MASTER TR, 8.50%, 2/15/08                                       1,000,000              1,145,000
     SUNCOR ENERGY, 7.15%, 2/1/32                                                          1,500,000              1,740,000
                                                                                                           ----------------
                                                                                                                  2,885,000
                                                                                                           ----------------

PRINTING & PUBLISHING                                                        1.1%
     NEW AMERICA HOLDINGS, 7.375%, 10/17/08                                                1,595,000              1,821,632
                                                                                                           ----------------

REAL ESTATE                                                                  1.0%
     PULTE HOMES, INC., 6.25%, 2/15/13                                                     1,500,000              1,595,130
                                                                                                           ----------------

TRANSPORTATION & SHIPPING                                                    1.0%
     FEDEX CORP., 6.875%, 2/15/06                                                          1,500,000              1,618,288
                                                                                                           ----------------

TELECOMMUNICATIONS                                                           5.9%
     AOL TIME WARNER, 6.875%, 5/1/12                                                       1,500,000              1,691,220
     AT&T CORP., 7.80%, 11/15/11                                                           1,000,000              1,153,038
     AT&T WIRELESS, 7.875%, 3/1/11                                                           850,000                985,224
     DEUTSCHE TELEKOM INT FIN., 8.50%, 6/15/10                                             1,000,000              1,210,972
     DOMINION RESOURCES, INC., 6.25%, 6/30/12                                              1,500,000              1,630,167
     FRANCE TELECOM, 9.25%, 3/1/11                                                         1,000,000              1,203,047
     VERIZON NEW ENGLAND, INC., 6.50%, 9/15/11                                             1,700,000              1,876,654
                                                                                                           ----------------
                                                                                                                  9,750,322
                                                                                                           ----------------
TOTAL CORPORATE BONDS                                                                                            69,425,593
                                                                                                           ----------------
TOTAL FIXED INCOME - 100% (Cost $162,168,697)                                                              $    166,678,243
                                                                                                           ================


   The accompanying notes are an integral part of these financial statements.

                                      C-30

Activa Schedule of Investments
VALUE FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
US TREASURY BILLS - 0.1%                                                     0.1%
     U.S. TREASURY BILLS, DN, 2/12/04                                                         50,000       $         49,954
     U.S. TREASURY BILLS, DN, 3/4/04                                                          25,000                 24,965
     U.S. TREASURY BILLS, DN, 3/11/04                                                        100,000                 99,843
                                                                                                           ----------------
                                                                                                                    174,762
                                                                                                           ----------------

TOTAL US TREASURY BILLS (Cost $174,734)                                                                             174,762
                                                                                                           ----------------

COMMON STOCKS - 99.9%
AEROSPACE                                                                    0.7%
     UNITED TECHNOLOGIES                                                                      10,500                995,085
                                                                                                           ----------------

AIRLINES                                                                     0.4%
     CONTINENTAL AIRLINES CLASS B                                                            *32,900                535,283
                                                                                                           ----------------

AUTOMOTIVE PARTS & EQUIPMENT                                                 2.2%
     DANA CORP.                                                                               18,500                339,475
     ITT INDUSTRIES, INC.                                                                     12,000                890,520
     LEAR CORP.                                                                               28,200              1,729,506
                                                                                                           ----------------
                                                                                                                  2,959,501
                                                                                                           ----------------

BANKING                                                                     16.8%
     BANK OF AMERICA CORP.                                                                    55,100              4,431,693
     BANK ONE CORP.                                                                          101,300              4,618,267
     CITIGROUP, INC.                                                                         155,800              7,562,532
     COMERICA, INC.                                                                           18,900              1,059,534
     COMMERCE BANCSHARES, INC.                                                                18,416                902,769
     FIRSTMERIT CORP.                                                                         27,800                749,766
     HIBERNIA CORP. CLASS A SHARES                                                            20,000                470,200
     UNIONBANCAL CORPORATION                                                                  44,700              2,572,038
     WACHOVIA CORP.                                                                            1,000                 46,590
                                                                                                           ----------------
                                                                                                                 22,413,389
                                                                                                           ----------------

BANKING & FINANCIAL SERVICES                                                 1.0%
     UBS AG-REGISTERED                                                                       *19,300              1,312,207
                                                                                                           ----------------

BEVERAGES - DOMESTIC                                                         0.7%
     CONSTELLATION BRANDS, INC.                                                              *27,400                902,282
                                                                                                           ----------------

BROADCASTING                                                                    2.2%
     LIBERTY MEDIA- A                                                                        131,956              1,568,957
     SIRIUS SATELLITE RADIO, INC.                                                           *429,900              1,358,484
                                                                                                           ----------------
                                                                                                                  2,927,441
                                                                                                           ----------------

CHEMICALS                                                                       2.9%
     DOW CHEMICAL COMPANY                                                                     28,200              1,172,274
     DU PONT E. I. DE NEMOURS                                                                 32,100              1,473,069
     ROHM & HAAS COMPANY                                                                      29,100              1,242,861
                                                                                                           ----------------
                                                                                                                  3,888,204
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-31

Activa Schedule of Investments continued
VALUE FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT                                                     1.1%
     BROCADE COMMUNICATIONS SYS.                                                             *33,700       $        194,786
     COMCAST CORPORATION NEW CLASS A SPECIAL                                                 *39,300              1,229,304
                                                                                                           ----------------
                                                                                                                  1,424,090
                                                                                                           ----------------

COMMERCIAL SERVICES                                                          1.1%
     CENDANT CORP.                                                                           *63,400              1,411,918
                                                                                                           ----------------

COMPUTERS                                                                    1.6%
     AMERICAN POWER CONVERSION                                                                53,000              1,295,850
     MAXTOR CORP.                                                                            *80,900                897,990
                                                                                                           ----------------
                                                                                                                  2,193,840
                                                                                                           ----------------

CONSUMER GOODS & SERVICES                                                    1.5%
     GILLETTE CO.                                                                             52,600              1,931,998
                                                                                                           ----------------

COSMETICS                                                                    0.4%
     ALBERTO-CULVER CO. -CLASS B                                                               8,200                517,256
                                                                                                           ----------------

DATA PROCESSING & REPRODUCTION                                               0.1%
     ALLIANCE DATA SYSTEMS CORP.                                                              *4,800                132,864
                                                                                                           ----------------

DEFENSE                                                                      1.1%
     GENERAL DYNAMICS                                                                         16,400              1,482,396
                                                                                                           ----------------

ELECTRIC UTILITY                                                             4.9%
     CINERGY CORP.                                                                            27,100              1,051,751
     DOMINION RESOURCES, INC./VA                                                              21,700              1,385,111
     EXELON CORP.                                                                             37,237              2,471,047
     P G & E CORPORATION                                                                     *32,300                896,971
     PINNACLE WEST CAPITAL CORP.                                                              17,500                700,350
                                                                                                           ----------------
                                                                                                                  6,505,230
                                                                                                           ----------------

ELECTRICAL EQUIPMENT                                                         0.9%
     FAIRCHILD SEMICONDUCTOR INTL.                                                           *48,300              1,206,051
                                                                                                           ----------------

ELECTRONICS                                                                  1.1%
     MOTOROLA, INC.                                                                           54,900                772,443
     NOVELLUS SYSTEMS, INC.                                                                  *15,800                664,390
                                                                                                           ----------------
                                                                                                                  1,436,833
                                                                                                           ----------------

ENERGY                                                                       0.8%
     TXU CORPORATION                                                                          42,900              1,017,588
                                                                                                           ----------------

ENTERTAINMENT                                                                0.5%
     INTERACTIVECORP                                                                         *18,400                624,312
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-32

Activa Schedule of Investments continued
VALUE FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                                           8.2%
     CAPITAL ONE FINANCIAL                                                                     8,500       $        520,965
     COUNTRYWIDE CREDIT IND., INC.                                                            12,800                970,880
     FREDDIE MAC                                                                              25,500              1,487,160
     FRANKLIN RESOURCES, INC.                                                                 16,900                879,814
     GOLDEN WEST FINANCIAL CORP.                                                              28,200              2,909,958
     GOLDMAN SACH GROUP, INC.                                                                 12,000              1,184,760
     MERRILL LYNCH & CO.                                                                      37,600              2,205,240
     MORGAN STANLEY DEAN WITTER DISCOVERY                                                     14,000                810,180
                                                                                                           ----------------
                                                                                                                 10,968,957
                                                                                                           ----------------

FOOD & BEVERAGE                                                              0.8%
     KRAFT FOODS, INC.-A                                                                      33,600              1,082,592
                                                                                                           ----------------

FOOD PRODUCTS                                                                0.8%
     SUPERVALU, INC.                                                                          35,300              1,009,227
                                                                                                           ----------------

FOOD PROCESSING                                                              0.7%
     GENERAL MILLS, INC.                                                                      20,200                915,060
                                                                                                           ----------------

HEALTH CARE                                                                  0.8%
     MCKESSON HBOC, INC.                                                                      34,900              1,122,384
                                                                                                           ----------------

INDUSTRIAL GOODS & SERVICES                                                  0.4%
     CORNING, INC.                                                                           *53,000                552,790
                                                                                                           ----------------

INFORMATIONAL SERVICES                                                       2.4%
     TIME WARNER                                                                            *175,200              3,151,848
                                                                                                           ----------------

INSURANCE                                                                    5.5%
     AMERICAN INTERNATIONAL GROUP                                                             15,050                997,514
     MBIA, INC.                                                                               47,650              2,822,310
     MARSH & MCLENNAN COMPANY                                                                 22,700              1,087,103
     ST. PAUL COMPANIES                                                                       38,800              1,538,420
     XL CAPITAL LIMITED                                                                      *11,000                853,050
                                                                                                           ----------------
                                                                                                                  7,298,397
                                                                                                           ----------------

INVESTMENT COMPANY                                                           1.0%
     LEGG MASON, INC.                                                                         16,500              1,273,470
                                                                                                           ----------------

MACHINERY & EQUIPMENT                                                        1.2%
     CATERPILLAR, INC.                                                                        10,000                830,200
     DEERE & COMPANY                                                                           7,100                461,855
     THERMO ELECTRON CORPORATION                                                             *12,800                322,560
                                                                                                           ----------------
                                                                                                                  1,614,615
                                                                                                           ----------------

MANUFACTURING-CONSUMER GOODS                                                    0.4%
     REEBOK INTERNATIONAL LTD.                                                                14,000                550,480
                                                                                                           ----------------



   The accompanying notes are an integral part of these financial statements.



                                      C-33

Activa Schedule of Investments continued
VALUE FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - MISCELLANEOUS                                                1.3%
     JOHNSON CONTROLS, INC.                                                                    5,200       $        603,824
     MASCO CORP.                                                                              38,600              1,058,026
                                                                                                           ----------------
                                                                                                                  1,661,850
                                                                                                           ----------------

METALS & MINING                                                              1.1%
     ALCOA, INC.                                                                              38,300              1,455,400
                                                                                                           ----------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                         3.6%
     HEWLETT PACKARD                                                                         107,907              2,478,624
     I.B.M.                                                                                   14,900              1,380,932
     XEROX CORP.                                                                             *68,800                949,440
                                                                                                           ----------------
                                                                                                                  4,808,996
                                                                                                           ----------------

OIL/GAS - EQUIPMENT & SVCS                                                   1.4%
     CONOCOPHILLIPS                                                                           19,976              1,309,826
     KINDER MORGAN, INC.                                                                       9,800                579,180
                                                                                                           ----------------
                                                                                                                  1,889,006
                                                                                                           ----------------

OIL & GAS EXPLOR PROD & SER                                                  9.4%
     BP PLC ADR                                                                               74,800              3,691,380
     CHEVRONTEXACO CORP.                                                                      22,700              1,961,053
     EXXON MOBIL CORP.                                                                        63,500              2,603,500
     HALLIBURTON CO.                                                                          24,400                634,400
     TOTAL FINA SA                                                                            39,700              3,672,647
                                                                                                           ----------------
                                                                                                                 12,562,980
                                                                                                           ----------------

PAPER PRODUCTS                                                               1.7%
     BOWATER, INC.                                                                            31,900              1,477,289
     WEYERHAEUSER                                                                             12,000                768,000
                                                                                                           ----------------
                                                                                                                  2,245,289
                                                                                                           ----------------

PHARMACEUTICALS                                                              3.2%
     ABBOTT LABORATORIES                                                                      18,900                880,740
     ELI LILLY & CO.                                                                          16,400              1,153,412
     KING PHARMACEUTICALS, INC.                                                              *41,100                627,186
     MEDCO HEALTH SOLUTIONS                                                                  *12,500                424,875
     SCHERING-PLOUGH CORP.                                                                    65,600              1,140,784
                                                                                                           ----------------
                                                                                                                  4,226,997
                                                                                                           ----------------

PRINTING & PUBLISHING                                                        0.8%
     GANNETT COMPANY, INC.                                                                    11,900              1,061,004
                                                                                                           ----------------

RAILROADS                                                                    0.5%
     CANADIAN NATIONAL RAILWAY                                                                11,500                727,720
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-34

Activa Schedule of Investments continued
VALUE FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
RETAIL STORES                                                                4.2%
     BIG LOTS, INC.                                                                          *53,700       $        763,077
     FEDERATED DEPARTMENT STORES                                                              16,400                772,932
     FOOT LOCKER, INC.                                                                        38,700                907,515
     GENERAL GROWTH PROPERTIES                                                                58,500              1,623,375
     KIMCO REALTY CORPORATION                                                                 33,750              1,510,313
                                                                                                           ----------------
                                                                                                                  5,577,212
                                                                                                           ----------------

TOBACCO                                                                      2.2%
     ALTRIA GROUP, INC.                                                                       53,300              2,900,586
                                                                                                           ----------------

TRANSPORTATION & SHIPPING                                                    0.5%
     FEDEX CORPORATION                                                                        10,200                688,500
                                                                                                           ----------------

TELECOMMUNICATIONS                                                           5.8%
     AT&T CORP. NEW                                                                           51,420              1,043,826
     CITIZENS COMMUNICATIONS COMPANY                                                         *99,500              1,235,790
     COMCAST CORP.  NEW CLASS A SHARES                                                        *7,500                246,525
     QWEST COMMUNICATIONS INTERNATIONAL, INC.                                               *332,900              1,438,128
     SPRINT CORP.                                                                             47,400                778,308
     VERISIGN, INC.                                                                          *27,500                448,250
     VERIZON COMMUNICATIONS                                                                   72,100              2,529,268
                                                                                                           ----------------
                                                                                                                  7,720,095
                                                                                                           ----------------

TOTAL COMMON STOCKS (Cost $109,421,779)                                                                         132,883,223
                                                                                                           ----------------

TOTAL INVESTMENTS - 100% (Cost $109,596,513)                                                               $    133,057,985
                                                                                                           ================

*Non-dividend producing as of December 31, 2003

At December 31, 2003, the Fund's open future contracts were as follows:

  Number of               Opening                       Face            Market
  Contracts             Contract Type                  Amount            Value
--------------------------------------------------------------------------------
     35         Standard & Poor's 500, 3/19/04       $2,712,839       $2,832,030



   The accompanying notes are an integral part of these financial statements.

                                      C-35

Activa Schedule of Investments
GROWTH FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.7%                                                      3.7%
     MERRILL LYNCH, 1.05%, 1/5/04                                                            500,000       $        499,942
     GENERAL ELECTRIC CAPITAL CORP., DN, 1/6/2004                                            223,000                222,967
     GENERAL ELECTRIC CAPITAL CORP., DN, 1/12/2004                                           401,000                400,874
                                                                                                           ----------------
                                                                                                                  1,123,783
                                                                                                           ----------------

TOTAL COMMERCIAL PAPER (Cost $1,123,783)                                                                          1,123,783
                                                                                                           ----------------

COMMON STOCKS - 96.3%
AIRLINES                                                                     0.8%
     RYANAIR HOLDINGS PLC-SP ADR                                                              *4,600                232,944
                                                                                                           ----------------

BANKING                                                                      3.4%
     CITIGROUP, INC.                                                                          12,410                602,381
     MBNA CORPORATION                                                                         17,200                427,420
                                                                                                           ----------------
                                                                                                                  1,029,801
                                                                                                           ----------------

BEVERAGES - DOMESTIC                                                         2.6%
     COCA-COLA COMPANY                                                                        15,200                771,400
                                                                                                           ----------------

BIOTECHNOLOGY                                                                2.6%
     GENENTECH, INC.                                                                          *3,800                355,566
     INVITROGEN CORPORATION                                                                   *1,400                 98,000
     MILLENNIUM PHARMACEUTICALS                                                              *16,600                309,922
                                                                                                           ----------------
                                                                                                                    763,488
                                                                                                           ----------------

BROADCASTING                                                                 1.8%
     UNIVISION COMMUNICATIONS-A                                                              *13,480                535,021
                                                                                                           ----------------

COMMUNICATIONS EQUIPMENT                                                     2.1%
     COMCAST CORPORATION NEW CLASS A SPECIAL                                                  *9,900                309,672
     QUALCOMM, INC.                                                                            5,800                312,794
                                                                                                           ----------------
                                                                                                                    622,466
                                                                                                           ----------------

COMPUTER SOFTWARE                                                            2.4%
     MICROSOFT CORP.                                                                          25,920                713,837
                                                                                                           ----------------

COMPUTERS                                                                   12.5%
     AMERICAN POWER CONVERSION                                                                13,100                320,295
     CISCO SYSTEMS, INC.                                                                     *41,510              1,008,278
     DELL, INC.                                                                              *24,080                817,757
     INTEL CORP.                                                                              34,380              1,107,036
     SANDISK CORP.                                                                            *3,500                213,990
     VERITAS SOFTWARE CORP.                                                                   *7,900                293,564
                                                                                                           ----------------
                                                                                                                  3,760,920
                                                                                                           ----------------

COSMETICS                                                                    0.6%
     AVON PRODUCTS, INC.                                                                       2,570                173,449
                                                                                                           ----------------


The accompanying notes are an integral part of these financial statements.

                                      C-36

Activa Schedule of Investments continued
GROWTH FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
DRUGS                                                                        2.0%
     NOVARTIS AG - ADR                                                                        13,110       $        601,618
                                                                                                           ----------------

DIVERSIFIED                                                                  1.3%
     SIEBEL SYSTEMS, INC.                                                                    *28,700                398,069
                                                                                                           ----------------

EDUCATION                                                                    0.8%
     CAREER EDUCATION CORP.                                                                   *6,200                248,434
                                                                                                           ----------------

ELECTRICAL & ELECTRONIC                                                      1.6%
     BROADCOM CORP. CL- A                                                                     *8,200                279,538
     TERADYNE, INC.                                                                           *7,600                193,420
                                                                                                           ----------------
                                                                                                                    472,958
                                                                                                           ----------------

ELECTRICAL EQUIPMENT                                                         3.0%
     FAIRCHILD SEMICONDUCTOR INTL.                                                           *12,400                309,628
     GENERAL ELECTRIC & CO.                                                                   18,675                578,551
                                                                                                           ----------------
                                                                                                                    888,179
                                                                                                           ----------------

ELECTRONICS                                                                  7.7%
     APPLIED MATERIALS, INC.                                                                 *16,200                363,690
     CYPRESS SEMICONDUCTOR CORP.                                                             *19,600                418,656
     HARMAN INTERNATIONAL INDUSTRIES                                                           4,200                310,716
     INTERNATIONAL GAME TECHNOLOGY                                                            16,540                590,478
     SANMINA CORP.                                                                           *26,700                336,687
     TEXAS INSTRUMENTS, INC.                                                                   9,500                279,110
                                                                                                           ----------------
                                                                                                                  2,299,337
                                                                                                           ----------------

ENTERTAINMENT                                                                5.1%
     WALT DISNEY COMPANY                                                                      31,900                744,227
     INTERACTIVECORP                                                                         *23,605                800,918
                                                                                                           ----------------
                                                                                                                  1,545,145
                                                                                                           ----------------

FINANCIAL SERVICES                                                           4.9%
     AMERICAN EXPRESS COMPANY                                                                  9,940                479,406
     CAPITAL ONE FINANCIAL                                                                     3,100                189,999
     GOLDMAN SACH GROUP, INC.                                                                  4,400                434,412
     SLM CORP.                                                                                 9,600                361,728
                                                                                                           ----------------
                                                                                                                  1,465,545
                                                                                                           ----------------

FOOD PRODUCTS                                                                0.8%
     WHOLE FOODS MARKET, INC.                                                                 *3,700                248,381
                                                                                                           ----------------

HOUSEHOLD PRODUCTS/WARES                                                        1.0%
     MANPOWER, INC.                                                                            6,400                301,312
                                                                                                           ----------------

HOME FURNISHINGS                                                                1.6%
     BED, BATH AND BEYOND, INC.                                                              *11,200                485,520
                                                                                                           ----------------



   The accompanying notes are an integral part of these financial statements.

                                      C-37

Activa Schedule of Investments continued
GROWTH FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL GOODS & SERVICES                                                  1.8%
     CLOROX COMPANY                                                                            8,500       $        412,760
     EXPEDITORS INTERNATIONAL                                                                  3,600                135,576
                                                                                                           ----------------
                                                                                                                    548,336
                                                                                                           ----------------

INFORMATIONAL SERVICES                                                       2.0%
     YAHOO!, INC.                                                                            *13,500                609,795
                                                                                                           ----------------
INSURANCE                                                                    1.3%
     AMERICAN INTERNATIONAL GROUP                                                              5,940                393,703
                                                                                                           ----------------

MEDICAL EQUIPMENT & SUPPLIES                                                 4.2%
     ALLERGAN, INC.                                                                            2,500                192,025
     FOREST LABORATORIES, INC.                                                                *5,800                358,440
     GUIDANT CORP.                                                                             2,900                174,580
     JOHNSON & JOHNSON                                                                        10,610                548,113
                                                                                                           ----------------
                                                                                                                  1,273,158
                                                                                                           ----------------

MEDICAL LABS & TESTING SERV.                                                 0.4%
     GILEAD SCIENCES, INC.                                                                    *2,300                133,722
                                                                                                           ----------------

MEDICAL SERVICES                                                             1.4%
     MEDTRONIC, INC.                                                                           8,600                418,046
                                                                                                           ----------------

OIL/GAS - EQUIPMENT & SVCS                                                   1.2%
     NABORS INDUSTRIES LTD.                                                                   *8,900                369,350
                                                                                                           ----------------

OIL & GAS EXPLOR PROD & SER                                                  3.4%
     APACHE CORP.                                                                              3,200                259,520
     BURLINGTON RESOURCES                                                                      4,300                238,134
     HALLIBURTON CO.                                                                          11,600                301,600
     NEWFIELD EXPLORATION CO.                                                                 *5,300                236,062
                                                                                                           ----------------
                                                                                                                  1,035,316
                                                                                                           ----------------

PHARMACEUTICALS                                                              9.4%
     AMGEN, INC.                                                                              *8,350                516,030
     CHIRON CORPORATION                                                                       *3,900                222,261
     ELI LILLY & CO.                                                                           4,300                302,419
     PFIZER, INC.                                                                             36,814              1,300,639
     SANOFI-SYNTHELABO SA-ADR                                                                  9,200                347,300
     TEVA PHARMACEUTICAL - SP ADR                                                              2,400                136,104
                                                                                                           ----------------
                                                                                                                  2,824,753
                                                                                                           ----------------

PRINTING & PUBLISHING                                                           2.0%
     THE NEWS CORPORATION, LTD. - SPONSORED ADR                                               16,300                588,430
                                                                                                           ----------------

RESTAURANTS                                                                     0.7%
     STARBUCKS CORP.                                                                          *6,600                218,196
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-38

Activa Schedule of Investments continued
GROWTH FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
RETAIL STORES                                                                5.0%
     BEST BUY COMPANY, INC.                                                                    4,300       $        224,632
     COACH, INC.                                                                              *6,020                227,255
     DOLLAR GENERAL CORPORATION                                                                6,500                136,435
     LOWE'S COMPANIES                                                                          7,100                393,269
     STAPLES, INC.                                                                           *11,000                300,300
     WAL-MART STORES, INC.                                                                     4,150                220,158
                                                                                                           ----------------
                                                                                                                  1,502,049
                                                                                                           ----------------

SECURITY SERVICES                                                            0.5%
     AMERITRADE HOLDING CORP.                                                                *10,000                140,700
                                                                                                           ----------------

SHOES - LEATHER                                                              1.0%
     NIKE, INC. - CL B                                                                         4,400                301,224
                                                                                                           ----------------

TECHNOLOGY-SOFTWARE                                                          3.4%
     LINEAR TECHNOLOGY                                                                        14,000                588,980
     SAP AKTIENGESELLSCHAFT                                                                   10,700                444,692
                                                                                                           ----------------
                                                                                                                  1,033,672
                                                                                                           ----------------

TOTAL COMMON STOCKS (cost $23,624,975)                                                                           28,948,274
                                                                                                           ----------------

TOTAL INVESTMENTS - 100% (Cost $24,748,759)                                                                $     30,072,057
                                                                                                           ================

*Non-dividend producing as of December 31, 2003


   The accompanying notes are an integral part of these financial statements.

                                      C-39

Activa Schedule of Investments
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.1%                                                     0.1%
     AXA CNV BOND, 12/21/04                                                                     *775       $         15,631
                                                                                                           ----------------

TOTAL CONVERTIBLE BONDS - (Cost $11,553)                                                                             15,631
                                                                                                           ----------------

COMMON STOCKS - 99.9%
ADVERTISING                                                                  0.6%
     YEN DENTSU, INC.                                                                             34                171,317
                                                                                                           ----------------

ALUMINUM                                                                     0.7%
     ALCAN ALUMINUM LTD.                                                                       4,400                206,580
                                                                                                           ----------------

AUTOMOTIVE                                                                   3.0%
     RENAULT                                                                                   1,700                117,293
     BAYERISCHE MOTOREN WERKE (DEM)                                                            9,866                459,824
     TOYOTA MOTOR                                                                              8,800                297,247
                                                                                                           ----------------
                                                                                                                    874,364
                                                                                                           ----------------

AUTOMOTIVE PARTS & EQUIPMENT                                                 0.5%
     VALEO SA                                                                                  3,650                146,175
                                                                                                           ----------------

BANKING                                                                     10.4%
     HSBC HOLDINGS                                                                            41,601                653,865
     ROYAL BANK OF SCOTLAND                                                                   12,636                372,331
     CHINATRUST FINANCIAL ELN                                                               *130,000                130,574
     BARCLAYS ORD                                                                             35,645                317,933
     SAN PAOLO-IMI SPA                                                                        20,901                272,599
     DBS BANK LIMITED                                                                         33,000                285,639
     MITSUBISHI TOKYO FINAN.                                                                      67                522,646
     CREDIT SUISSE GROUP                                                                      11,800                431,736
                                                                                                           ----------------
                                                                                                                  2,987,323
                                                                                                           ----------------

BANKING & FINANCIAL SERVICES                                                 2.2%
     SKANDINAVISKA ENSKILDA BAN-A                                                             20,700                304,949
     SOCIETE GENERALE -A                                                                       2,300                203,077
     KOOKMIN BANK                                                                              3,100                116,169
                                                                                                           ----------------
                                                                                                                    624,195
                                                                                                           ----------------

BROADCASTING                                                                 2.1%
     BRITISH SKY BROADCASTING                                                                *25,200                317,136
     MEDIA SET (ITL)                                                                          24,300                288,731
                                                                                                           ----------------
                                                                                                                    605,867
                                                                                                           ----------------

BUILDING PRODUCTS                                                            0.5%
     SAMSUNG HEAVY INDUSTRIES CO.                                                            *18,000                 99,555
     HOLDERSBANK REG                                                                          *1,037                 48,297
                                                                                                           ----------------
                                                                                                                    147,852
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-40

Activa Schedule of Investments continued
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES                                                            1.9%
     DEUTSCHE POST AG                                                                          8,200       $        168,799
     TEPPAN PRINTING                                                                          12,000                124,848
     ADECCO SA - REG                                                                           4,100                263,554
                                                                                                           ----------------
                                                                                                                    557,201
                                                                                                           ----------------

CHEMICALS                                                                    4.8%
     FORMOSA PLASTICS CORP.                                                                  121,946                201,148
     BASF AG                                                                                   4,500                254,005
     ASAHI CHEMICAL INDUSTRY CO. LTD.                                                         56,000                304,115
     NOVARTIS AG-REG                                                                          13,586                616,821
                                                                                                           ----------------
                                                                                                                  1,376,089
                                                                                                           ----------------

COAL                                                                         0.9%
     XSTRATA PLC                                                                              21,594                243,536
                                                                                                           ----------------

COMMERCIAL SERVICES                                                          1.1%
     BOUYGUES                                                                                  8,687                303,738
                                                                                                           ----------------

COMPUTER SOFTWARE                                                            1.2%
     SAP AG                                                                                    2,100                354,414
                                                                                                           ----------------

COMPUTERS                                                                    0.9%
     ASM LITHOGRAPHY HOLDING NV                                                              *13,400                268,670
                                                                                                           ----------------

CONGLOMERATES                                                                0.7%
     LVMH MOET HENNESSY LOUI V SA                                                              2,900                211,062
                                                                                                           ----------------

CONSUMER GOODS & SERVICES                                                    1.1%
     FUJI PHOTO FILM                                                                          10,000                322,852
                                                                                                           ----------------

COSMETICS                                                                    1.7%
     L'OREAL (FFR)                                                                             3,700                303,355
     KAO CORPORATION                                                                           9,000                183,073
                                                                                                           ----------------
                                                                                                                    486,428
                                                                                                           ----------------

CRUISE LINES                                                                 0.6%
     CARNIVAL PLC                                                                              4,100                165,215
                                                                                                           ----------------

DATA PROCESSING & REPRODUCTION                                               0.5%
     CANON, INC.                                                                               3,000                139,685
                                                                                                           ----------------

DIVERSIFIED                                                                  2.3%
     BILLITON PLC                                                                             57,524                502,526
     KEPPEL CORP.                                                                             40,000                143,673
                                                                                                           ----------------
                                                                                                                    646,199
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.


                                      C-41

Activa Schedule of Investments continued
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITY                                                             0.7%
     CLP HOLDINGS LIMITED                                                                     41,000       $        195,399
                                                                                                           ----------------

ELECTRICAL & ELECTRONIC                                                      0.4%
     YAGEO CORPORATION ELN                                                                  *264,000                117,420
                                                                                                           ----------------

ELECTRICAL EQUIPMENT                                                         0.9%
     SMC CORPORATION                                                                           2,000                248,950
                                                                                                           ----------------

ELECTRONICS                                                                  6.4%
     ELECTROCOMPONENTS PLC                                                                    35,776                208,145
     ROYAL PHILIPS ELEC. ADR                                                                  *5,700                165,813
     STMICROELECTRONICS NV                                                                    10,018                271,679
     PHILIPS ELECTRONICS (NLG)                                                                 6,500                189,802
     FANUC LTD.                                                                                2,300                137,781
     KYOCERA CORPORATION                                                                       4,600                306,466
     LG ELECTRONICS, INC.                                                                      3,830                188,366
     MATSUSHITA ELECTRIC INDL. CO.                                                            19,000                262,741
     STMICROELECTRONICS N.V. - NY SHARES                                                       4,100                110,741
                                                                                                           ----------------
                                                                                                                  1,841,534
                                                                                                           ----------------

ENTERTAINMENT                                                                1.0%
     THOMSON MULTIMEDIA                                                                       13,059                277,882
                                                                                                           ----------------

FINANCIAL & INSURANCE                                                        1.0%
     UFJ HOLDINGS                                                                                *60                288,327
                                                                                                           ----------------

FINANCIAL SERVICES                                                           3.3%
     MAN GROUP PLC                                                                            14,400                376,619
     MIZUHO FINANCIAL GROUP                                                                      *62                188,019
     ING GROUP                                                                                16,800                391,816
                                                                                                           ----------------
                                                                                                                    956,454
                                                                                                           ----------------

FOOD PRODUCTS                                                                0.8%
     NESTLE                                                                                      900                224,864
                                                                                                           ----------------

FOREST PRODUCTS                                                              1.1%
     STORA ENSO OYJ `R' SHRS (FIN)                                                            24,000                323,309
                                                                                                           ----------------

HEALTH CARE                                                                  1.6%
     ROCHE HOLDINGS                                                                            4,645                468,538
                                                                                                           ----------------

HOME BUILDERS                                                                2.1%
     THE BERKELEY GROUP PLC                                                                   13,300                209,519
     GEORGE WIMPEY PLCITY                                                                     57,800                386,205
                                                                                                           ----------------
                                                                                                                    595,724
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-42

Activa Schedule of Investments continued
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
HOTELS                                                                       1.0%
     INTERCONTINENTAL HOTELS                                                                  29,779       $        282,004
                                                                                                           ----------------

HOUSEHOLD PRODUCTS/WARES                                                     0.6%
     RECKITT BENSKISER                                                                         7,100                160,655
                                                                                                           ----------------

HOUSEWARES                                                                   0.5%
     ASAHI GLASS COMPANY                                                                      19,000                156,014
                                                                                                           ----------------

INFORMATIONAL SERVICES                                                       0.9%
     TELENOR ASA                                                                              40,867                267,213
                                                                                                           ----------------

INSURANCE                                                                    0.9%
     AXA                                                                                      12,400                265,423
                                                                                                           ----------------

IRON/STEEL                                                                   0.8%
     POSCO                                                                                     1,750                239,404
                                                                                                           ----------------

MANUFACTURING-CAPITAL GOODS                                                  0.9%
     MAGNA INTERNATIONAL, INC. - CL A                                                          3,300                265,685
                                                                                                           ----------------

MANUFACTURING - MISCELLANEOUS                                                2.2%
     THYSSEN KRUPP AG                                                                         14,800                293,087
     SIEMENS AG (REGD)                                                                        *4,100                329,944
                                                                                                           ----------------
                                                                                                                    623,031
                                                                                                           ----------------

MEDICAL EQUIPMENT & SUPPLIES                                                 1.1%
     HOYA CORPORATION                                                                          3,500                321,359
                                                                                                           ----------------

NATURAL GAS UTILITY                                                          1.0%
     GAZPROM OAO MOSCOW ADR                                                                    4,000                103,600
     TOKYO GAS CO. LTD.                                                                       50,000                178,222
                                                                                                           ----------------
                                                                                                                    281,822
                                                                                                           ----------------

OIL & GAS EXPLOR PROD & SER                                                  9.2%
     BP AMOCO PLC                                                                             37,000                300,047
     ENCANA CORP.                                                                              5,300                209,170
     TOTAL S.A. `B'(FFR)                                                                       2,500                464,808
     ROYAL DUTCH PETROLEUM COMPANY                                                             5,600                295,257
     REPSOL SA                                                                                12,300                239,856
     LUKOIL HOLDING - ADR                                                                      2,800                260,960
     ENTE NAZIONALE IDROC (ITL)                                                               12,300                232,099
     PETRO-CANADA                                                                              1,900                 93,967
     PRECISION DRILLING CORP.                                                                 *3,400                148,512
     SCHLUMBERGER LTD.                                                                         2,700                147,744
     TALISMAN ENERGY, INC. ADR                                                                 4,600                260,360
                                                                                                           ----------------
                                                                                                                  2,652,780
                                                                                                           ----------------


   The accompanying notes are an integral part of these financial statements.

                                      C-43

Activa Schedule of Investments continued
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS                                                              3.8%
     GLAXOSMITHKLINE PLC                                                                      33,976       $        778,524
     CHUGAI PHARMACEUTICAL CO. LTD.                                                           14,000                201,306
     TEVA PHARMACEUTICAL - SP ADR                                                              1,900                107,749
                                                                                                           ----------------
                                                                                                                  1,087,579
                                                                                                           ----------------

PRINTING & PUBLISHING                                                        0.6%
     DAI NIPPON PRINTING CO., LTD.                                                            13,000                182,560
                                                                                                           ----------------

RAILROADS                                                                    1.5%
     CANADIAN NATIONAL RAILWAY                                                                 2,900                183,512
     EAST JAPAN RAILWAY CO.                                                                       52                245,031
                                                                                                           ----------------
                                                                                                                    428,543
                                                                                                           ----------------

RETAIL STORES                                                                1.2%
     METRO GR                                                                                 *2,800                123,612
     ITO YOKADO COMPANY                                                                       *7,000                220,118
                                                                                                           ----------------
                                                                                                                    343,730
                                                                                                           ----------------

RETAIL STORES - GROCERY                                                      0.8%
     TESCO ORD SP                                                                             49,500                228,399
                                                                                                           ----------------

REAL ESTATE                                                                  1.5%
     HENDERSON LAND DEVELOPMENT COMPANY LTD.                                                  47,000                207,649
     MITSUBISHI ESTATE CO. LTD. (JP)                                                          24,000                227,526
                                                                                                           ----------------
                                                                                                                    435,175
                                                                                                           ----------------

STEEL                                                                        1.0%
     CHINA STEEL CORP. GDR                                                                     8,000                132,800
     KOBE STEEL, LTD.                                                                       *132,000                165,046
                                                                                                           ----------------
                                                                                                                    297,846
                                                                                                           ----------------

TECHNOLOGY                                                                   1.1%
     ADVANCED SEMICONDUCTOR ELN                                                             *146,000                165,049
     UNITED MICROELECTRONICS CORP. LN                                                       *178,000                152,571
                                                                                                           ----------------
                                                                                                                    317,620
                                                                                                           ----------------

TECHNOLOGY-SOFTWARE                                                          0.5%
     T-ONLINE INTERNATIONAL AG                                                               *10,600                137,046
                                                                                                           ----------------

TOBACCO                                                                      0.6%
     IMPERIAL TOBACCO GROUP PLC                                                                9,000                177,225
                                                                                                           ----------------

TELECOMMUNICATIONS                                                           9.1%
     AMERICA MOVIL-SERIES L ADR                                                               *6,500                177,710
     VODAFONE                                                                                104,731                259,666
     MM02 PLC                                                                               *349,907                482,318
     TELECOM ITALIA                                                                          *42,300                229,961
     FRANCE TELECOM                                                                          *10,393                297,055


   The accompanying notes are an integral part of these financial statements.

                                      C-44

Activa Schedule of Investments continued
INTERNATIONAL FUND - 12/31/03
                                                                             % OF          SHARES OR                  VALUE
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)                                               9.1%
     TELE DANMARK `B'                                                                          6,350       $        229,123
     ALCATEL ALSTHOM                                                                         *12,900                166,131
     NOKIA OYJ- ADR                                                                           18,300                311,100
     CHINA TELECOM CORP. LTD.                                                                646,000                266,268
     TELE NORTE LESTE PARTICIPACOES S.A. - ADR                                                12,600                194,418
                                                                                                           ----------------
                                                                                                                  2,613,750
                                                                                                           ----------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                    1.6%
     SK TELECOM                                                                                1,000                167,016
     DDI CORPORATION                                                                              50                286,461
                                                                                                           ----------------
                                                                                                                    453,477
                                                                                                           ----------------

WHOLESALE DISTRIBUTION                                                       0.5%
     SUMITOMO CORPORATION                                                                     21,000                156,564
                                                                                                           ----------------

TOTAL COMMON STOCKS (Cost $23,600,502)                                                                           28,752,067
                                                                                                           ----------------

TOTAL INVESTMENTS - 100% (Cost $23,612,055)                                                                $     28,767,698
                                                                                                           ================

*Non-dividend producing as of December 31, 2003

At December 31, 2003 the breakdown by country was:

                         % OF MARKET                      ACTUAL
COUNTRY                      VALUE                     MARKET VALUE
-----------------        ------------              --------------
Brazil                           0.7%              $      194,418
Canada                           5.3%                   1,520,358
China                            0.9%                     266,268
Denmark                          0.8%                     229,123
Finland                          2.2%                     634,409
France                           9.6%                   2,771,630
Germany                          7.4%                   2,120,731
Hong Kong                        1.4%                     403,053
Israel                           0.4%                     107,749
Italy                            3.6%                   1,023,388
Japan                           20.3%                   5,838,275
Republic of Korea                2.8%                     810,510
Mexico                           0.6%                     177,710
Netherlands                      5.9%                   1,693,777
Norway                           0.9%                     267,213
Russian Federation               0.9%                     260,960
Singapore                        1.5%                     429,311
Spain                            0.8%                     239,855
Sweden                           1.1%                     304,949
Switzerland                      7.1%                   2,053,809
Taiwan                           1.9%                     545,843
United Kingdom                  22.3%                   6,421,867
United States                    1.6%                     452,492
                         ------------              --------------
                               100.0%              $   28,767,698
                         ============              ==============


   The accompanying notes are an integral part of these financial statements.

Activa Statement of Assets and Liabilities
                                         MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
As of December 31, 2003                      FUND           BOND FUND       VALUE FUND        GROWTH FUND          FUND
                                        -------------     -------------    -------------     -------------    -------------
ASSETS
Investments at cost                       $30,560,083      $162,168,697     $109,596,513       $24,748,759      $23,612,055
                                        -------------     -------------    -------------     -------------    -------------
Investments at value                       30,560,083       166,678,243      133,057,985        30,072,057       28,767,698
Cash                                              424         1,651,960        4,389,100            12,248          569,562
Foreign currency held at value
     (cost $349)                                   --                --               --                --              349
Receivables:
     Investments sold                              --           315,583               --                --          173,361
     Investment income                          7,237         1,598,515          208,376            15,953           34,014
Other assets                                       --                --            9,913                --           26,291
                                        -------------     -------------    -------------     -------------    -------------
Total Assets                               30,567,744       170,244,301      137,665,374        30,100,258       29,571,275
                                        -------------     -------------    -------------     -------------    -------------
LIABILITIES
Payables:
     Investments purchased                         --                --               --                --           46,559
     Income payable                             9,126                --               --                --               --
     Advisory fees                             27,023           142,153          162,837            50,271           59,001
     Transfer agent fees                        2,010               305           38,516               893              489
     12b-1 fees                                    --            63,641           48,090            10,874           10,412
     Service fees                              11,581            63,641           48,851            10,874           10,412
Other liabilities                                  --                --               --                --              475
Accrued expenses                                7,046            11,517           16,616             7,915           15,166
                                        -------------     -------------    -------------     -------------    -------------
Total Liabilities                              56,786           281,257          314,910            80,827          142,514
                                        -------------     -------------    -------------     -------------    -------------
NET ASSETS                                $30,510,958      $169,963,044     $137,350,464       $30,019,431      $29,428,761
                                        =============     =============    =============     =============    =============
SHARES OUTSTANDING                         30,526,469        16,527,476       19,452,573         4,729,870        4,142,056
                                        =============     =============    =============     =============    =============

NET ASSET VALUE PER SHARE                      $1.00             $10.28                              $6.35            $7.10

Class A based on net assets of
$135,146,120 and 19,141,586
shares outstanding                                                                 $7.06

Class R based on net assets of
$2,204,344 and 310,987
shares outstanding                                                                 $7.09


   The accompanying notes are an integral part of these financial statements.

Activa Statement of Operations

For the year ended December 31, 2003
                                         MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
                                             FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------    -------------
INVESTMENT INCOME
Interest                                     $412,265        $8,894,445          $18,932            $3,912           $1,806
Dividends                                          --                --        2,708,354           214,082          512,768
Miscellaneous                                    (336)           22,565           68,372            11,442           21,848
                                        -------------     -------------    -------------     -------------    -------------
Total Investment Income                       411,929         8,917,010        2,795,658           229,436          536,422
                                        -------------     -------------    -------------     -------------    -------------
EXPENSES
Advisory fees                                 114,079           561,235          595,071           181,047          207,081
12b-1 fees                                         --           250,772          175,937            38,964           36,544
Service fees                                   48,891           250,772          178,522            38,964           36,544
Shareholder report                              3,849             1,618           50,495             2,382            1,871
Fund accounting fees                           39,302            67,403           69,771            41,992           53,981
Audit fees                                     15,723            15,723           18,223            15,723           15,723
Custodian fees                                 11,825            20,009           36,860            14,677           54,982
Insurance                                       1,209             5,560            3,747               846              725
Legal fees                                      8,600             8,600           13,177             9,656            8,600
Organization expense                               --                --           14,260                --               --
Registration fees                               1,892             7,582            5,053             1,330            1,302
Transfer agent fees                             8,366             1,210          154,371             3,653            1,991
Transfer agent fees - Class R                      --                --            3,446                --
                                        -------------     -------------    -------------     -------------    -------------
Total Expenses                                253,736         1,190,484        1,318,933           349,234          419,344
                                        -------------     -------------    -------------     -------------    -------------
Net Investment Income (Loss)                  158,193         7,726,526        1,476,725          (119,798)         117,078
                                        -------------     -------------    -------------     -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
     FOREIGN CURRENCY AND FUTURES CONTRACTS
     Net realized gain (loss) from
        security transactions                      --         4,210,993       (3,821,493)         (424,586)       1,492,467
     Net realized gain (loss) from
        foreign currency transactions              --                --               --                --          (38,823)
     Net realized gain (loss) from
        futures contracts                          --                --          146,735                --               --
     Changes in net unrealized
        appreciation or (depreciation)
        of investments and
        foreign currency                           --        (6,211,546)      33,045,072         7,181,253        5,561,455
                                        -------------     -------------    -------------     -------------    -------------
Net Gain (Loss) from Investments,
     Foreign Currency and
     Futures Contracts                             --        (2,000,553)      29,370,314         6,756,667        7,015,099
                                        -------------     -------------    -------------     -------------    -------------
NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $158,193        $5,725,973      $30,847,039        $6,636,869       $7,132,177
                                        =============     =============    =============     =============    =============


   The accompanying notes are an integral part of these financial statements.

Activa Statement of Changes in Net Assets
                                             MONEY MARKET FUND          INTERMEDIATE BOND FUND             VALUE FUND
                                            YEAR           YEAR          YEAR           YEAR          YEAR           YEAR
                                            ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
Increase (Decrease) in:                   12/31/03       12/31/02      12/31/03       12/31/02      12/31/03       12/31/02
                                         -------------------------   ---------------------------  ---------------------------
NET ASSETS FROM OPERATIONS
Net investment income (loss)                $158,193      $437,217     $7,726,526     $8,971,219    $1,476,725     $1,245,104
Net realized gain (loss) on investments           --            65      4,210,993         46,834    (3,674,758)   (15,822,782)
Net increase (decrease) in unrealized
     appreciation                                 --            --     (6,211,546)     5,346,576    33,045,072    (10,474,281)
                                         -----------   -----------   ------------   ------------  ------------   ------------
Net increase (decrease) in net assets
     resulting from operations               158,193       437,282      5,725,973     14,364,629    30,847,039    (25,051,959)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
     Class A                                (158,193)     (437,217)    (7,160,355)    (8,623,481)   (1,438,340)    (1,315,653)
     Class R                                      --            --             --             --       (23,052)       (19,018)
Net realized gain from investment
     transactions:
     Class A                                      --            --     (5,392,480)      (636,140)           --             --
     Class R                                      --            --             --             --            --             --
                                         -----------   -----------   ------------   ------------  ------------   ------------
Total distributions to shareholders         (158,193)     (437,217)   (12,552,835)    (9,259,621)   (1,461,392)    (1,334,671)

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
     Class A                               3,590,366     4,054,824        168,664        202,874       445,288      1,566,536
     Class R                                      --            --             --             --       637,451        911,704
Net asset value of shares issued to
     shareholders in reinvestment of
     investment income and realized
     gain from security transactions:
     Class A                                 172,625       478,276     12,550,220      9,258,314     1,413,113      1,293,676
     Class R                                      --            --             --             --        22,971         18,924
Payment for shares redeemed:
     Class A                              (9,421,279)  (10,039,054)       (91,774)   (17,262,296)   (5,822,991)    (7,465,393)
     Class R                                      --            --             --             --      (388,785)      (744,663)
                                         -----------   -----------   ------------   ------------  ------------   ------------
Net increase (decrease) in
     net assets derived from
     capital share transactions           (5,658,288)   (5,505,954)    12,627,110     (7,801,108)   (3,692,953)    (4,419,216)
                                         -----------   -----------   ------------   ------------  ------------   ------------
Net Increase (Decrease) in Net Assets     (5,658,288)   (5,505,889)     5,800,248     (2,696,100)   25,692,694    (30,805,846)
Net Assets, beginning of year or period   36,169,246    41,675,135    164,162,796    166,858,896   111,657,770    142,463,616
                                         -----------   -----------   ------------   ------------  ------------   ------------
Net Assets, end of year or period        $30,510,958   $36,169,246   $169,963,044   $164,162,796  $137,350,464   $111,657,770
                                         ===========   ===========   ============   ============  ============   ============

NET ASSETS CONSIST OF:
     Capital                             $30,526,469   $36,184,757   $165,685,652   $153,058,541  $144,775,094   $148,468,047
     Undistributed net investment
        income (loss)                             --            --             --             --            --             --
     Return of capital                            --            --         (8,051)       (27,963)      (72,378)       (87,712)
     Undistributed net realized gain
        (loss) from investments              (15,511)      (15,511)      (224,103)       411,125   (30,932,914)   (27,258,156)
     Unrealized appreciation
        (depreciation) of investments
        and foreign currency                      --            --      4,509,546     10,721,093    23,580,662     (9,464,409)
                                         -----------   -----------   ------------   ------------  ------------   ------------
                                         $30,510,958   $36,169,246   $169,963,044   $164,162,796  $137,350,464   $111,657,770
                                         ===========   ===========   ============   ============  ============   ============

TRANSACTIONS IN FUND SHARES
Shares sold:
     Class A                               3,590,366     4,054,824         15,817         19,253        74,730        263,062
     Class R                                      --            --             --             --       105,917        150,410
Reinvested distributions:
     Class A                                 172,625       478,276      1,197,717        882,833       204,207        228,969
     Class R                                      --            --             --             --         3,305          3,344
Shares redeemed:
     Class A                              (9,421,279)  (10,039,054)        (8,638)    (1,634,736)     (963,071)    (1,218,284)
     Class R                                      --            --             --             --       (65,384)      (125,705)
                                         -----------   -----------   ------------   ------------  ------------   ------------
Net increase (decrease) in fund shares    (5,658,288)   (5,505,954)     1,204,896       (732,650)     (640,296)      (698,204)
Shares outstanding, beginning of
     year or period                       36,184,757    41,690,711     15,322,580     16,055,230    20,092,869     20,791,073
                                         -----------   -----------   ------------   ------------  ------------   ------------
Shares outstanding, end of year
     or period                            30,526,469    36,184,757     16,527,476     15,322,580    19,452,573     20,092,869
                                         ===========   ===========   ============   ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

Activa Statement of Changes in Net Assets continued
                                                                              GROWTH FUND              INTERNATIONAL FUND
                                                                         YEAR           YEAR          YEAR           YEAR
                                                                         ENDED          ENDED         ENDED          ENDED
Increase (Decrease) in:                                                12/31/03       12/31/02      12/31/03       12/31/02
                                                                      ---------------------------  --------------------------
NET ASSETS FROM OPERATIONS
Net investment income (loss)                                            ($119,798)     ($108,979)     $117,078         $6,848
Net realized gain (loss) on investments                                  (424,586)    (5,632,335)    1,453,644     (3,495,852)
Net increase (decrease) in unrealized appreciation                      7,181,253     (1,564,826)    5,561,455       (495,338)
                                                                      -----------    -----------   -----------    -----------
Net increase (decrease) in net assets resulting from operations         6,636,869     (7,306,140)    7,132,177     (3,984,342)
DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A                                                                   --             --       (90,086)        (4,878)
     Class R                                                                   --             --            --             --
Net realized gain from investment transactions:
     Class A                                                                   --             --            --             --
     Class R                                                                   --             --            --             --
                                                                      -----------    -----------   -----------    -----------
Total distributions to shareholders                                            --             --       (90,086)        (4,878)
CAPITAL SHARE TRANSACTIONS Net proceeds from sale of shares:
     Class A                                                              172,482      9,999,838       952,630      6,960,282
     Class R                                                                   --             --            --             --
Net asset value of shares issued to shareholders in reinvestment of investment income and realized gain from
     security transactions:
     Class A                                                                   --             --        90,083          4,876
     Class R                                                                   --             --            --             --
Payment for shares redeemed:
     Class A                                                             (109,318)      (286,547)     (893,102)      (197,964)
     Class R                                                                   --             --            --             --
                                                                      -----------    -----------   -----------    -----------
Net increase (decrease) in net assets derived from
     capital share transactions                                            63,164      9,713,291       149,611      6,767,194
                                                                      -----------    -----------   -----------    -----------
Net Increase (Decrease) in Net Assets                                   6,700,033      2,407,151     7,191,702      2,777,974
Net Assets, beginning of year or period                                23,319,398     20,912,247    22,237,059     19,459,085
                                                                      -----------    -----------   -----------    -----------
Net Assets, end of year or period                                     $30,019,431    $23,319,398   $29,428,761    $22,237,059
                                                                      ===========    ===========   ===========    ===========
NET ASSETS CONSIST OF:
     Capital                                                          $37,653,489    $37,590,325   $35,476,472    $35,326,860
     Undistributed net investment income (loss)                          (548,387)      (428,590)     (767,698)      (755,913)
     Return of capital                                                         --             --            --             --
     Undistributed net realized gain (loss) from investments          (12,408,969)   (11,984,382)  (10,441,768)   (11,934,188)
     Unrealized appreciation (depreciation) of
        investments and foreign currency                                5,323,298     (1,857,955)    5,161,755       (399,700)
                                                                      -----------    -----------   -----------    -----------
                                                                      $30,019,431    $23,319,398   $29,428,761    $22,237,059
                                                                      ===========    ===========   ===========    ===========
TRANSACTIONS IN FUND SHARES
Shares sold:
     Class A                                                               29,961      1,962,194       157,871      1,278,604
     Class R                                                                   --             --            --             --
Reinvested distributions:
     Class A                                                                   --             --        13,056            906
     Class R                                                                   --             --            --             --
Shares redeemed:
     Class A                                                              (19,669)       (49,382)     (147,844)       (33,404)
     Class R                                                                   --             --            --             --
                                                                      -----------    -----------   -----------    -----------
Net increase (decrease) in fund shares                                     10,292      1,912,812        23,083      1,246,106
Shares outstanding, beginning of year or period                         4,719,578      2,806,766     4,118,973      2,872,867
                                                                      -----------    -----------   -----------    -----------
Shares outstanding, end of year or period                               4,729,870      4,719,578     4,142,056      4,118,973
                                                                      ===========    ===========   ===========    ===========


   The accompanying notes are an integral part of these financial statements.

Activa Notes to Financial Statements

1. ORGANIZATION

Activa Mutual Fund Trust (Trust) was organized as a Delaware business trust on February 2, 1998. The trust consists of five funds, each open-end management investment companies registered under the Investment Company Act of 1940. The funds are: the Activa Money Market Fund (Money Market Fund), the Activa Intermediate Bond Fund (Intermediate Bond Fund), the Activa Value Fund (Value
Fund), the Activa Growth Fund (Growth Fund) and the Activa International Fund (International Fund) collectively referred to as the Funds. The Value Fund is the successor to Amway Mutual Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Objectives

The Money Market Fund's investment objective is to seek a high level of current income as is consistent with preservation of capital and liquidity. The Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market securities, with the average weighted maturity of the securities held not to exceed 90 days.

The Intermediate Bond Fund's investment objective is to seek a high level of current income as is consistent with moderate risk of capital and maintenance of liquidity. The Intermediate Bond Fund invests primarily in investment-grade debt securities, with average maturity of three to ten years.

The Value Fund's investment objective is to seek long-term capital appreciation, and invests primarily in common stocks of U.S. companies which are considered by the investment manager to be undervalued.

The Growth Fund seeks long-term growth of capital, and invests primarily in common stocks believed by the investment manager to have long-term growth potential.

The International Fund seeks maximum long-term capital appreciation. The International Fund invests primarily in common stocks of non-U.S. companies which are believed by the investment manager to have potential for above-average growth of earnings.

Classes of Shares

The Value Fund offers two classes of shares (Class A and Class R). The Class R shares are offered to tax-exempt retirement and benefit plans of Alticor, Inc. and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees. Each share of Class A and Class R represents an equal proportionate interest in the Value Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Security Valuation

Net asset values per share are calculated at 4 p.m., the normal close of business on the New York Stock Exchange. Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Portfolio debt securities with remaining maturities greater than 60 days are valued by pricing agents approved by the Board of Trustees. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. Securities for which market quotations are not readily available, including any restricted securities (none at December 31, 2003), and other assets of the Funds are valued at fair market value as determined by the Fund's Board of Trustees.

Derivative Transactions

The Funds (except the Money Market Fund) may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various risks associated with fluctuations in foreign currency exchange rates. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The fund's net equity in the contracts is included as unrealized gains or losses in the statement of assets and liabilities. This unrealized gain or loss is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The current year change in unrealized gains and

Activa Notes to Financial Statements continued


losses and realized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk, or both kinds of risk, in excess of the amount recognized in the statements of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and security values and interest rates. There were no foreign currency contracts outstanding at December 31, 2003.

Security Transactions

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted and premium is amortized on debt securities to interest income over the life of a security with a corresponding adjustment in the cost basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Net realized gains and losses from foreign currency and investment transactions disclosed in the Statement of Operations consist of net gains and losses on disposition of foreign currency, currency gains and losses realized between trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the amount actually received in U.S. dollars.

Net unrealized foreign exchange gains and losses arise from changes in fair values of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates. The effects of foreign currency exchange rates on foreign securities held are included in net realized and unrealized gain or loss on investments.

Futures Contracts

The Funds may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown at the end of the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Lending

The Funds lend portfolio securities from time to time in order to earn additional income. The Funds receive collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned and the collateral received amounted to $38,978,784 and $39,737,641 respectively.

Reorganization Costs

Reorganization costs incurred prior to June 30, 1998 in connection with the reorganization of Amway Mutual Fund and the issuance of Class R shares were amortized over a period of 60 months using the straight-line method in the Value Fund. The cost was fully amortized as of June 17, 2003.

Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital

Activa Notes to Financial Statements continued

gains sufficient to relieve it from substantially all federal income taxes. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividend Distributions

The Money Market Fund and Intermediate Bond Fund declare dividends daily and monthly respectively, and distribute dividends monthly, and capital gains (if any) are distributed annually. The Value Fund, Growth Fund and International Fund declare and distribute dividends and capital gains (if any) annually.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with Activa Asset Management LLC (the Adviser), effective June 11, 1999. The Funds employ the investment adviser to provide investment advice and manage on a regular basis the investment portfolios for the Funds. Except when otherwise specifically directed by the Funds, the Investment Adviser will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities for the Funds' accounts. The Adviser shall be permitted to enter into an agreement with another advisory organization (sub-adviser), whereby the sub-adviser will provide all or part of the investment advice and services required to manage the Funds' investment portfolios as provided for in these agreements. In return for these services, the Funds pay the adviser an annual rate as follows:

FUND                 % OF AVERAGE NET ASSETS

Money Market .35% until assets total $500 million; when assets reach $500 million, .35% on first $100 million; .325% on next $100 million; .30% on assets in excess of $200 million

Intermediate Bond    .40% on first $50 million; .32% on next $100 million; .24%
                     on assets in excess of $150 million

Value .50% on first $350 million; .45% on assets in excess of $350 million; the minimum annual fee shall be $350,000 plus .20%

Growth .70% on first $25 million; .65% on next $25 million; .60% on assets in excess of $50 million

International        .85% on first $50 million; .75% on assets in excess of
                     $50 million

As permitted by the above agreements, the Adviser has retained the following sub-advisers:

FUND                 SUB-ADVISER

Money Market         J.P. Morgan Investment
                     Management, Inc.

Intermediate Bond    McDonnell Investment Management, LLC

Value                Wellington Management Company, LLP*

Growth               State Street Research &
                     Management Company

International        Nicholas-Applegate Capital Management

*Wellington Management Company, LLP became sub-adviser for the Value Fund effective December 30, 1999. Prior to that agreement, sub-advisory services were provided by Ark Asset Management Co., Inc.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Money Market Fund, Value Fund, Intermediate Bond Fund, Growth Fund and International Fund have entered into a Plan and Agreement of Distribution with Activa Asset Management LLC. Under the terms of the agreement, Activa Asset Management LLC provides services in connection with distributing the Funds' shares (except Value Fund Class R). For these services rendered, the Funds compensate Activa Asset Management LLC monthly at a maximum annual rate of .25 of 1% of the average net assets of the Fund. For the year ended December 31, 2003 the Board of Trustees approved an annual rate of .15 of 1%, for all funds except the Money Market Fund. Activa Asset Management LLC is not presently providing services under the distribution plan on behalf of the Money Market Fund and is receiving no such compensation.

Activa Notes to Financial Statements continued


The Funds have a transfer agency and dividend disbursing agency agreement with Activa Asset Management LLC. Under these agreements, Activa Asset Management LLC is the agent for transfer of the Funds' shares and disbursement of the Funds' distributions. For these services, The Money Market, Intermediate Bond, Value (Class A), Growth and International Funds pay a monthly fee based upon $1.167 per account in existence during the month. The transfer agent is compensated by the Value Fund (Class R) at a monthly rate of 1/12 of .20% (.20% annually) of average net assets.

On June 11, 1999 the Trust entered into an administrative agreement with Activa Asset Management LLC. Under the terms of the agreement Activa Asset Management LLC will act as administrator for the Funds. As administrator of the Funds, Activa Asset Management LLC will furnish office space and office facilities, equipment and personnel, pay the fees of all Trustees of the Trust, as well as providing services relating to compliance, tax and financial service requirements. For these services, the administrator will be compensated quarterly by each fund at an annual rate of .15% of average daily net assets.

On July 9, 1999 the Trust entered into a Fund Accounting Agreement with Bisys Fund Services Ohio, Inc. (Fund Accountant). As stated in the agreement, the Fund Accountant is responsible for the maintenance of books and records, performance of daily accounting services, providing the Funds' management with monthly financial statements and certain information necessary for meeting compliance requirements. The Fund Accountant is compensated by each fund based upon an annual fee of $35,000 for assets up to $100 million; $50,000 for assets between $100 million and $1 billion; and $75,000 for assets in excess of $1 billion. In addition, each fund will pay the Fund Accountant an annual fee of $2,500 for portfolio accounting reports provided to investment adviser personnel through internet access.

Prior to June 11, 1999 the Value Fund had substantially the same agreements for all of the above services provided by Amway Management Company, the former Adviser, Transfer Agent, Distributor and Underwriter.

Two individuals and their families, which own (directly or indirectly) the majority of the shares outstanding of the Trust, also indirectly own 100% of the Adviser.

4. INVESTMENT TRANSACTIONS

At December 31, 2003, the cost of investments owned by the Value Fund was $110,692,731 for federal income tax purposes. Aggregate gross unrealized appreciation on securities in which there was an excess of market value over tax cost was $24,379,723. Aggregate gross unrealized depreciation on securities in which there was an excess of tax cost over market value was $2,014,470. Net unrealized appreciation for tax purposes was $22,365,253, at December 31, 2003.

The unrealized appreciation (depreciation) at October 31, 2003 based upon cost of both long-term and short-term securities for the funds that have elected an October 31st year-end for federal income tax purposes were as follows:

                                                              Net       Cost for
                            Gross          Gross       unrealized        federal
                       unrealized     unrealized     appreciation     income tax
Fund                 appreciation   depreciation   (depreciation)       purposes
                     ------------   ------------   --------------   ------------

Money Market           $      N/A     $      N/A      $      N/A    $ 30,749,174
Intermediate
  Bond                  4,836,145      1,477,524       3,358,621     161,307,379
Growth                  4,412,521        422,352       3,990,169      24,789,623
International           3,990,624         93,361       3,897,263      22,305,565

5. SUBSEQUENT EVENTS

A certain class of Independent Business Owners of Alticor, Inc. received part of its Emerald profit-sharing bonus in common stock shares of the Value Fund or Money Market Fund. On January 8, 2004, Alticor, Inc. purchased 8,811 Value Fund shares valued at $62,908 (based upon the net asset value of $7.14 per share) and 1,711,697 Money Market Fund shares valued at $1,711,697 (based upon the net asset value of $1.00 per share) and transferred the shares to these Independent Business Owners.

On January 20, 2004, the Intermediate Bond Fund declared and paid a dividend of $.023095 per share, to shareholders of record on January 16, 2004. The amount distributed was $381,712.

On February 4, 2004 Jay Van Andel, a principal shareholder of the Activa Mutual Fund, who owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership redeemed $30,000,000 from the Activa Value Fund, via a redemption in kind, as part of a reallocation of investment assets.

Activa Financial Highlights
                                                                                MONEY MARKET FUND
                                                        ----------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
Per share outstanding for each year or period            12/31/03     12/31/02      12/31/01      12/31/00     12/31/992
                                                        ---------    ---------     ---------     ---------    ---------
Net Asset Value, Beginning of Period                        $1.00        $1.00         $1.00         $1.00        $1.00
Income from investment operations:
                Net investment income (loss)                 0.01         0.01          0.04          0.06         0.02
                Net realized and unrealized gains (losses)
                   on securities                               --           --            --            --           --
                                                        ---------    ---------     ---------       ---------  ---------
Total from investment operations                             0.01         0.01          0.04          0.06         0.02
Less Distributions:
                Dividends from net investment income         0.01         0.01          0.04          0.06         0.02
                Dividends in excess of net
                   investment income                           --           --            --            --           --
                Distributions from capital gains               --           --            --            --           --
                                                        ---------    ---------     ---------     ---------    ---------
Total Distributions                                          0.01         0.01          0.04          0.06         0.02
                                                        ---------    ---------     ---------     ---------    ---------
Net Asset Value, End of Period                              $1.00        $1.00         $1.00         $1.00        $1.00
Total Return                                                0.47%        1.14%         3.66%         5.96%        1.83%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                              30,510,958   36,169,246    41,675,135    48,036,308  122,058,717
Ratio of expenses to average net assets4                     0.8%         0.7%          0.7%          0.6%         0.6%
Ratio of net income (loss) to average net assets             0.5%         1.1%          3.7%          5.8%         5.4%
Portfolio turnover rate                                       N/A          N/A           N/A           N/A          N/A


1    Period from August 30, 1999 (inception) to December 31, 1999

2    Period from August 19, 1999 (inception) to December 31, 1999

3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

4    1999 ratio includes a one time organization expense.

                                                                            INTERMEDIATE BOND FUND
                                                       ----------------------------------------------------------------
                                                            YEAR         YEAR         YEAR          YEAR          YEAR
                                                           ENDED        ENDED        ENDED         ENDED         ENDED
Per share outstanding for each year or period           12/31/03     12/31/02     12/31/01      12/31/00      12/31/991
                                                       ---------    ---------    ---------     ---------     ---------
Net Asset Value, Beginning of Period                      $10.71       $10.39       $10.19         $9.87        $10.00
Income from investment operations:
                Net investment income (loss)                0.46         0.53         0.59          0.62          0.19
                Net realized and unrealized gains
                  (losses) on securities                   (0.09)        0.36         0.26          0.32         (0.13)
                                                       ---------    ---------     ---------    ---------     ---------
Total from investment operations                            0.37         0.89         0.85          0.94          0.06
Less Distributions:
                Dividends from net investment income        0.46         0.53         0.59          0.62          0.19
                Dividends in excess of net
                   investment income                          --           --           --            --            --
                Distributions from capital gains            0.34         0.04         0.06            --            --
                                                       ---------    ---------    ---------     ---------     ---------
Total Distributions                                         0.80         0.57         0.65          0.62          0.19
                                                       ---------    ---------    ---------     ---------     ---------
Net Asset Value, End of Period                            $10.28       $10.71       $10.39        $10.19         $9.87
Total Return                                               3.49%        8.85%        8.49%         9.84%         0.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                            169,963,044  164,162,796  166,858,896   153,657,144   162,078,586
Ratio of expenses to average net assets4                    0.7%         0.7%         0.7%          0.7%          0.7%
Ratio of net income (loss) to average net assets            4.6%         5.3%         5.7%          6.2%          5.7%
Portfolio turnover rate                                   104.0%        52.3%        44.8%         39.9%         64.6%

                                                                               VALUE FUND - CLASS A
                                                       ------------------------------------------------------------------
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
Per share outstanding for each year or period           12/31/03      12/31/02      12/31/01      12/31/00      12/31/993
                                                       ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period                       $5.56         $6.85         $7.44         $6.61         $7.18
Income from investment operations:
                Net investment income (loss)                0.08          0.07          0.06          0.08          0.09
                Net realized and unrealized gains
                  (losses) on securities                    1.50         (1.29)        (0.59)         0.83         (0.57)
                                                       ---------     ---------     ---------     ---------     ---------
Total from investment operations                            1.58         (1.22)        (0.53)         0.91         (0.48)
Less Distributions:
                Dividends from net investment income        0.08          0.07          0.06          0.08          0.09
                Dividends in excess of net
                   investment income                          --            --            --            --            --
                Distributions from capital gains              --            --            --            --            --
                                                       ---------     ---------     ---------     ---------     ---------
Total Distributions                                         0.08          0.07          0.06          0.08          0.09
                                                       ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                             $7.06         $5.56         $6.85         $7.44         $6.61
Total Return                                              28.37%       -17.87%        -7.05%        13.82%        -6.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                            135,146,120   110,168,624   140,823,782   170,658,789   178,437,477
Ratio of expenses to average net assets4                    1.1%          1.1%          1.1%          1.1%          1.1%
Ratio of net income (loss) to average net assets            1.2%          1.0%          0.9%          1.1%          1.2%
Portfolio turnover rate                                    65.7%         84.9%         91.5%        113.9%        144.5%

                                                                             VALUE FUND - CLASS R
                                                       --------------------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED
Per share outstanding for each year or period           12/31/03     12/31/02     12/31/01     12/31/00     12/31/993
                                                       ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period                       $5.57        $6.86        $7.44        $6.60        $7.16
Income from investment operations:
                Net investment income (loss)                0.07         0.07         0.06         0.08         0.10
                Net realized and unrealized gains
                   (losses) on securities                   1.52        (1.29)       (0.58)        0.84        (0.56)
                                                       ---------    ---------    ---------    ---------    ---------
Total from investment operations                            1.59        (1.22)       (0.52)        0.92        (0.46)
Less Distributions:
                Dividends from net investment income        0.07         0.07         0.06         0.08         0.10
                Dividends in excess of net
                   investment income                          --           --           --           --           --
                Distributions from capital gains              --           --           --           --           --
                                                       ---------    ---------    ---------    ---------    ---------
Total Distributions                                         0.07         0.07         0.06         0.08         0.10
                                                       ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                             $7.09        $5.57        $6.86        $7.44        $6.60
Total Return                                              28.65%      -17.76%       -6.92%       13.95%       -6.43%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                              2,204,343    1,489,146    1,639,834    1,294,980      703,962
Ratio of expenses to average net assets4                    1.0%         1.0%         1.0%         1.0%         1.1%
Ratio of net income (loss) to average net assets            1.3%         1.1%         1.0%         1.1%         1.3%
Portfolio turnover rate                                    65.7%        84.9%        91.5%       113.9%       144.5%

1    Period from August 30, 1999 (inception) to December 31, 1999

2    Period from August 19, 1999 (inception) to December 31, 1999

3 Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

4    1999 ratio includes a one time organization expense.

                                                                                   GROWTH FUND
                                                        ---------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
Per share outstanding for each year or period            12/31/03     12/31/02      12/31/01      12/31/00     12/31/991
                                                        ---------    ---------     ---------     ---------    ---------
Net Asset Value, Beginning of Period                        $4.94        $7.45         $9.76        $11.39       $10.00
Income from investment operations:
                Net investment income (loss)                (0.03)       (0.02)        (0.05)        (0.05)       (0.02)
                Net realized and unrealized gains
                   (losses) on securities                    1.44        (2.49)        (2.26)        (1.22)        1.41
                                                        ---------    ---------     ---------     ---------    ---------
Total from investment operations                             1.41        (2.51)        (2.31)        (1.27)        1.39
Less Distributions:
                Dividends from net investment income           --           --            --            --           --
                Dividends in excess of net
                   investment income                           --           --            --            --           --
                Distributions from capital gains               --           --            --          0.36           --
                                                        ---------    ---------     ---------     ---------    ---------
Total Distributions                                            --           --            --          0.36           --
                                                        ---------    ---------     ---------     ---------    ---------
Net Asset Value, End of Period                              $6.35        $4.94         $7.45         $9.76       $11.39
Total Return                                               28.54%      -33.69%       -23.63%       -11.01%       13.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                              30,019,431   23,319,398    20,912,247    27,661,390   33,494,414
Ratio of expenses to average net assets4                     1.4%         1.4%          1.4%          1.3%         1.3%
Ratio of net income (loss) to average net assets            -0.5%        -0.6%         -0.5%         -0.4%        -0.5%
Portfolio turnover rate                                    101.0%       143.0%        190.2%        111.9%        32.1%

                                                                               INTERNATIONAL FUND
                                                        -------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
Per share outstanding for each year or period            12/31/03     12/31/02     12/31/01     12/31/00     12/31/991
                                                        ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period                        $5.40        $6.77        $9.53       $14.20       $10.00
Income from investment operations:
                Net investment income (loss)                 0.02           --        (0.01)       (0.04)       (0.03)
                Net realized and unrealized gains
                   (losses) on securities                    1.70        (1.37)       (2.75)       (3.59)        4.23
                                                        ---------    ---------    ---------    ---------    ---------
Total from investment operations                             1.72        (1.37)       (2.76)       (3.63)        4.20
Less Distributions:
                Dividends from net investment income         0.02           --           --           --           --
                Dividends in excess of net
                   investment income                           --           --           --           --           --
                Distributions from capital gains               --           --           --         1.04           --
                                                        ---------    ---------    ---------    ---------    ---------
Total Distributions                                          0.02           --           --         1.04           --
                                                        ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                              $7.10        $5.40        $6.77        $9.53       $14.20
Total Return                                               31.90%      -20.22%      -28.96%      -25.31%       42.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                              29,428,761   22,237,059   19,459,085   27,400,022   41,359,176
Ratio of expenses to average net assets4                     1.7%         1.9%         1.7%         1.5%         1.4%
Ratio of net income (loss) to average net assets             0.5%         0.0%        -0.2%        -0.3%        -0.9%
Portfolio turnover rate                                    188.0%       208.2%       231.5%       214.9%        87.6%

Activa Independent Auditors' Report

To the Shareholders and Board of Trustees
Activa Mutual Fund Trust
Grand Rapids, Michigan

We have audited the statements of assets and liabilities, including the schedules of investments, of Activa Mutual Fund Trust (comprising, respectively, Money Market, Intermediate Bond, Value, Growth and International Funds) as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Activa Mutual Fund Trust, as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO SEIDMAN, LLP
Grand Rapids, Michigan

February 10, 2004

                       This page intentionally left blank.

Logo: Activa Mutual Funds

Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670
www.activafunds.com

                                                               Printed in U.S.A.

                     J.P. MORGAN INVESTMENT MANAGEMENT INC.
              J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED

                                 CODE OF ETHICS

1.  Purposes

         This Code of Ethics (the "Code") has been adopted by investment advisers listed above, and any affiliates thereof that provide investment advisory service (collectively, "J.P. Morgan Fleming"), in accordance with Rule 17j-1(c) promulgated under the Investment Company Act of 1940, as amended (the "Act"). Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities Held or to be Acquired (defined in Section 2(k) of this Code) by investment companies, if effected by associated persons of such companies. The purpose of this Code is to adopt provisions reasonably necessary to prevent Access Persons from engaging in any unlawful conduct as set forth in Rule 17j-1(b) as follows:

                  It is unlawful for any affiliated person of or principal underwriter for a Fund, or any affiliated person of an investment adviser of or principal underwriter for a Fund, in connection with the purchase or sale, directly or indirectly, by the person of a Security Held or to be Acquired by the Fund:

         (a)      To employ any device, scheme or artifice to defraud the Fund;

         (b) To make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading;

         (c) To engage in any act, practice, or course of business that operates or would operate as a fraud or deceit on the Fund; or

         (d) To engage in any manipulative practice with respect to the Fund.

2.       Definitions

         (a) "Access Person" means any director, officer, general partner or Advisory Person of the Adviser.

         (b) "Administrator" means Morgan Guaranty Trust Company or any successors.

         (c) "Advisory Person" means (i) any employee of the Adviser or the Administrator (or any company in a control relationship to the Adviser or Administrator) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities for a Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Adviser who obtains information concerning recommendations regarding the purchase or sale of securities by a Fund.

         (d) "Beneficial ownership" shall be interpreted in the same manner as it would be under Exchange Act Rule 16a-1(a)(2)in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder.

         (e) "Control" has the same meaning as in Section 2(a)(9) of the Act.

         (f) "Covered Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of open-end funds, direct obligations of the United States Government, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements.

         (g) "Fund" means an Investment Company registered under the Investment Company Act of 1940.

         (h) "Initial Public Offering" means an offering of Securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act.

         (i) "Limited Offering" means an offering that is exempt from registration under the Securities Act pursuant to Section 4(2) or Section 4(6) or pursuant to Rule 504, Rule 505, or Rule 506 under the Securities Act.

         (j) "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

         (k) "Security Held or to be Acquired" by a Adviser means: (i) any Covered Security which, within the most recent 15 days, is or has been held by a Fund or other client of the Adviser or is being or has been considered by the Adviser for purchase by a Fund or other client of the Adviser; and (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security described in Section 2(k)(i) of this Code.

3.       Statement of Principles

         It is understood that the following general fiduciary principles govern the personal investment activities of Access Persons:

         (a) the duty to at all times place the interests of shareholders and other clients of the Adviser first;

         (b) the requirement that all personal securities transactions be conducted consistent with this Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility;

         (c) the fundamental standard that Investment Personnel may not take inappropriate advantage of their position; and

         (d) all personal transactions must be oriented toward investment, not short-term or speculative trading.

         It is further understood that the procedures, reporting and recordkeeping requirements set forth below are hereby adopted and certified by the Adviser as reasonably necessary to prevent Access Persons from violating the provisions of this Code of Ethics.

4.       Procedures to be followed regarding Personal Investments by Access
         Persons

         (a) Pre-clearance requirement. Each Access Person must obtain prior written approval from his or her group head (or designee) and from the Adviser's compliance department before transacting in any Covered Security based on certain quidelines set forth from time to time by the Adviser's compliance department. For details regarding transactions in mutual funds, see Section 4(e).

         (b) Brokerage transaction reporting requirement. Each Access Person working in the United States must maintain all of his or her accounts and the accounts of any person of which he or she is deemed to be a beneficial owner with a broker designated by the Adviser and must direct such broker to provide broker trade confirmations to the Adviser's compliance department, unless an exception has been granted by the Adviser's compliance department. Each Access Person to whom an exception to the designated broker requirement has been granted must instruct his or her broker to forward all trade confirms and monthly statements to the Adviser's compliance department. Access Persons located outside the United States are required to provide details of each brokerage transaction of which he or she is deemed to be the beneficial owner, to the Adviser's compliance group, within the customary period for the confirmation of such trades in that market.

         (c) Initial public offerings (new issues). Access Persons are prohibited from participating in Initial Public Offerings, whether or not J.P. Morgan Chase or any of its affiliates is an underwriter of the new issue, while the issue is in syndication.

         (d) Minimum investment holding period. Each Access Person is subject to a 60-day minimum holding period for personal transactions in Covered Securities. An exception to this minimum holding period requirement may be granted in the case of hardship as determined by the Adviser's compliance department.

         (e) Mutual funds. Each Access Person must pre-clear transactions in shares of closed-end Funds with the Adviser's compliance department, as they would with any other Covered Security. See Section 4(a). Each Access Person must obtain pre-clearance from his or her group head(or designee) before buying or selling shares in an open-end Fund or a sub-advised Fund managed by the Adviser if such Access Person has had recent dealings or responsibilities regarding such mutual fund.

         (f) Limited offerings. An Access Person may participate in a limited offering only with advance notification to the Adviser's compliance department and with written approval of such Access Person's group head (or designee).

         (g) Blackout periods. Advisory Persons are subject to blackout periods 7 calendar days before and after the trade date of a Covered Security where such Advisory Person makes, participates in, or obtains information regarding the purchase or sale of such Covered Security for any of their client accounts. In addition, Access Persons are prohibited from executing a transaction in a Covered Security during a period in which there is a pending buy or sell order on the Adviser's trading desk.

         (h) Prohibitions. Short sales are generally prohibited. Transactions in options, rights, warrants, or other short-term securities and in futures contracts (unless for bona fide hedging) are prohibited, except for purchases of options on widely traded indices specified by the Adviser's compliance department.

         (i) Securities of J.P. Morgan Chase. All transactions in securities issued by J.P. Morgan Chase must be pre-cleared with the Adviser's compliance department.

         (j) Each Advisory Person must disclose any potential conflict of interest (personal or professional) to his or her group head either prior to or at the time of making any recommendation that may result in the purchase or sale of securities for a Fund.

5.       Reporting Requirements

         (a)      Every Access Person must report to the Adviser:

                  (i) Initial Holdings Reports. No later than 10 days after the person becomes an Access Person, the following information:
                  (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person; (B) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any Covered Securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and (C) the date that the report is submitted by the Access Person.

                  (ii) Quarterly Transaction Reports. No later than 10 days after the end of a calendar quarter, with respect to any transaction during the quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial
                  Ownership: (A) the date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and principal amount of each Covered Security involved;
                  (B) the nature of the transaction; (C) the price of the Covered Security at which the transaction was effected; (D) the name of the broker, dealer or bank with or through which the transaction was effected; and (E) the date that the report is submitted by the Access Person.

                  (iii) New Account Report. No later than 10 days after the calendar quarter, with respect to any account established by the Access Person in which any Covered Securities were held during the quarter for the direct or indirect benefit of the Access Person: (A) the name of the broker, dealer or bank with whom the Access Person established the account; (B) the date the account was established; and (C) the date that the report is submitted by the Access Person.

                  (iv) Annual Holdings Report. Annually, the following information (which information must be current as of a date no more than 30 days before the report is submitted): (A) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership; (B) the name of any broker, dealer or bank with whom the Access Person maintains an account in which any Covered Securities are held for the direct or indirect benefit of the Access Person: and (C) the date that the report is submitted by the Access Person.

(b)      Exceptions from the Reporting Requirements.

                  (i) Notwithstanding the provisions of Section 5(a), no Access Person shall be required to make:

                        A. a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

                        B. a Quarterly Transaction or New Account Report under Sections 5(a)(ii) or (iii) if the report would duplicate information contained in broker trade confirmations or account statements received by the Adviser with respect to the Access Person no later than 10 days after the calendar quarter end, if all of the information required by Sections 5(a)(ii) or (iii), as the case may be, is contained in the broker trade confirmations or account statements, or in the records of the Adviser.

(c) Each Access Person shall promptly report any transaction which is, or might appear to be, in violation of this Code. Such report shall contain the information required in Quarterly Transaction Reports filed pursuant to Section 5(a)(ii).

(d) All reports prepared pursuant to this Section 5 shall be filed with the appropriate compliance personnel designated by the Adviser and reviewed in accordance with procedures adopted by such personnel.

(e) The Adviser will identify all Access Persons who are required to file reports pursuant to this Section 5 and will inform them of their reporting obligation.

(f) The Adviser no less frequently than annually shall furnish to a Fund's board of directors for their consideration a written report that:

            (a) describes any issues under this Code of Ethics or related procedures since the last report to the board of directors, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

            (b) certifies that the Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

6.       Recordkeeping Requirements

         The Adviser must at its principal place of business maintain records in the manner and extent set out in this Section of this Code and must make available to the Securities and Exchange Commission (SEC) at any time and from time to time for reasonable, periodic, special or other examination:

            (a) A copy of its code of ethics that is in effect, or at any time within the past five years was in effect, must be maintained in an easily accessible place;

            (b) A record of any violation of the code of ethics, and of any action taken as a result of the violation, must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

            (c)   A copy of each report made by an Access Person as required by
                  Section 5(a) including any information provided in lieu of a quarterly transaction report, must be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place.

            (d) A record of all persons, currently or within the past five years, who are or were required to make reports as Access Persons or who are or were responsible for reviewing these reports, must be maintained in an easily accessible place.

            (e) A copy of each report required by 5(f) above must be maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place.

            (f) A record of any decision and the reasons supporting the decision to approve the acquisition by Access Persons of securities under Section 4(f) above, for at least five years after the end of the fiscal year in which the approval is granted.

8.       Sanctions

         Upon discovering a violation of this Code, the Adviser may impose such sanctions as they deem appropriate, including, inter alia, financial penalty, a letter of censure or suspension or termination of the employment of the violator.

                      MCDONNELL INVESTMENT MANAGEMENT, LLC

                                 CODE OF ETHICS

         This Code of Ethics ("Code") has been adopted by McDonnell Investment Management, LLC ("McDonnell"). The Code applies to all employees, officers and members of McDonnell ("Covered Persons").

         The policy of McDonnell is to avoid any conflict of interest, or the appearance of any conflict of interest, between the interests of McDonnell, or its Covered Persons, and the interests of McDonnell's advisory clients ("Clients"). The Investment Company Act of 1940 and the Investment Advisers Act of 1940 and rules thereunder require that McDonnell establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Clients might take advantage of that knowledge for their own benefit. Implementation and monitoring of these standards inevitably places some restrictions on the freedom of the investment activities of those people.

         This Code of Ethics has been adopted by McDonnell to meet those concerns and legal requirements. Any questions about the Code or about the applicability of the Code to a personal securities transaction should be directed to the Legal/Compliance Department.

I.       STATEMENT OF PRINCIPLE

         GENERAL PROHIBITIONS. The Investment Company Act and the rules thereunder make it illegal for any person covered by the Code, directly or indirectly, in connection with the purchase or sale of a security held or to be acquired by Clients to:

         a.    employ any device, scheme or artifice to defraud Clients;

         b. make any untrue statement of a material fact, omit to state a material fact or in any way mislead Clients regarding a material fact;

         c. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon Clients; or

         d.    engage in any manipulative practice with respect to Clients.

         PERSONAL SECURITIES TRANSACTIONS. The Code regulates personal securities transactions as a part of the effort by McDonnell to detect and prevent conduct that might violate the general prohibitions outlined above. A personal securities transaction is a transaction in a security in which a Covered Person has a beneficial interest.

         SECURITY is interpreted very broadly for this purpose, and includes any right to acquire any security (an option or warrant, for example).

         You have a beneficial interest in a security in which you have, directly or indirectly, the opportunity to profit or share in any profit derived from action in the security, or in which you have an indirect interest, including beneficial ownership by your spouse or minor children or other dependents living in your household, or your share of securities held by a partnership of which you are a general partner. Technically, the rules under
Section 16 of the Securities Exchange Act of 1934 will be applied to determine if you have a beneficial interest in a security (even if the security would not be within the scope of Section 16). Examples of beneficial interest and a copy of Rule 16a-1(a), defining beneficial ownership, are attached as Appendix A.

         In any situation where the potential for conflict exists, transactions for Clients must take precedence over any personal transaction. Covered Persons owe a duty to Clients to conduct their personal securities transactions in a manner that does not interfere with Clients' portfolio transactions or otherwise take inappropriate advantage of their relationship to Clients. Personal securities transactions must comply with the Code of Ethics and should avoid any actual or potential conflict of interest between your interests and Clients' interests.

         Situations not specifically governed by this Code of Ethics will be resolved in light of this general principle.

         OTHER RESTRICTIONS. The Code also regulates certain other conduct that conflicts, potentially conflicts or raises the appearance of an actual conflict with the interests of Clients, as a part of the effort by McDonnell to detect and prevent conduct that might violate the policy of McDonnell regarding conflict of interests or the general prohibitions outlined above.

II.      RESTRICTIONS ON PERSONAL SECURITIES TRANSACTIONS

         A. NO TRANSACTIONS WITH CLIENTS. No Covered Person shall knowingly sell to or purchase from a Client any security or other property, except securities issued by that Client.

         B. NO CONFLICTING TRANSACTIONS / PENDING CLIENT ORDERS. No Covered Person shall purchase or sell a security on a day during which a Client has a pending purchase or sale order in that same security.

         C. HOLDING PERIOD. All trades for which preclearance (described below) has been obtained, including short sales and permissible option trades, are subject to a 60-day holding period from the trade date, except that a security held for at least 30 days may be sold at a loss or no gain. Any profits realized on trades executed within the 60-day holding period shall be disgorged to the Client or a charitable organization as determined by the Chief Compliance Officer.

         D. LIMIT ORDERS. No Covered Person shall enter into limit orders that extend beyond the date that preclearance was obtained (i.e., one day).

         E. PRIVATE PLACEMENTS. All Covered Persons are prohibited from purchasing a security in a private placement or any other offering exempt from registration under the Securities Act of 1933, as amended, unless they have obtained prior written approval from the Chief Compliance Officer.

         F. PUBLIC OFFERINGS. All Covered Persons are prohibited from purchasing securities during an initial or secondary public offering.

         G. PORTFOLIO MANAGER "BLACK-OUT PERIOD". Portfolio managers may not buy or sell a security within 7 calendar days before or after any Client, over which such portfolio manager exercises investment discretion, trades in such security.

III.     COMPLIANCE PROCEDURES

         A. EXECUTION OF PERSONAL SECURITIES TRANSACTIONS. All personal securities transactions by Covered Persons must be conducted through brokerage accounts that have been identified to McDonnell. Each such brokerage account must be set up to deliver duplicate copies of all confirmations and statements to McDonnell. No exceptions to this policy will be made.

         B. PRECLEARANCE. Except as provided in Section IV below, all personal securities transactions by Covered Persons must be cleared in advance by the Legal/Compliance Department (personal securities transactions for whom must be precleared in advance by a member of the Executive Committee) in accordance with the procedures set forth below. This includes transactions in closed-end funds, including Exchange Traded Funds (ETF's). All precleared personal securities transactions must be executed within the same business day after preclearance, otherwise the preclearance will expire and the request must be made again. Purchases through an issuer direct purchase plan must be precleared on the date the purchaser writes the check to the issuer's agent. Authorization for purchases through an issuer direct purchase plan is effective until the issuer's agent purchases the security.

               1. All Covered Persons must preclear their transactions by submitting a Trade Authorization Form (a copy of which is attached as Attachment D) to the Legal/Compliance Department;

               2. The Legal/Compliance Department shall verify whether the purchase or sale of any security is in compliance with the Code and shall preclear any such transaction if it does not violate the Code;

               3. The Legal/Compliance Department shall sign the Trade Authorization Form; communicate authorization to the Covered Person; and shall note on the Trade
                     Authorization Form the time of such communication;

               4. The Legal/Compliance Department shall maintain the originally executed Trade Authorization Form and will forward a copy to the Covered Person; and

               5. The Legal/Compliance Department shall review all Covered Person duplicate confirmations and statements to verify that all personal securities transactions have been properly precleared.

         C.    OTHER RESTRICTIONS.

               1. GIFTS. No Covered Person may accept any gift or other thing of more than a $100 value from any person or entity that does business with or on behalf of McDonnell, or seeks to do business with or on behalf of McDonnell. Gifts in excess of this value must either be returned to the donor or paid for by the recipient. It is not the intent of the code to prohibit the everyday courtesies of business life. Therefore, excluded from this prohibition is an occasional meal, ticket to a theater, entertainment, or sporting event that is an incidental part of a meeting that has a clear business purpose.

               2. SERVICE AS A DIRECTOR. No Covered Person may serve as member of the board of directors or trustees of any business organization, other than a civic or charitable organization, without the prior written approval of the Executive Committee based on a determination that the board service would not be inconsistent with the interests of McDonnell or of its Clients.

         D. DISCLOSURE OF PERSONAL HOLDINGS. Each Covered Person shall disclose his or her personal securities holdings no later than ten days after commencement of employment with McDonnell (Attachment A), and annually thereafter (Attachment C) as of December 31 of each year. Annual reports shall be delivered to McDonnell no later than January 30 of the following year.

         E.    REPORTING PERSONAL SECURITIES TRANSACTIONS.

               1. Each Covered Person shall (i) identify to McDonnell any brokerage or other account in which the person has a beneficial interest and (ii) instruct the broker or custodian to deliver to McDonnell duplicate confirmations of all transactions and duplicate account statements.

               2. Each Covered Person shall report all personal securities transactions during a quarter to McDonnell no later than ten days after the end of the quarter.

                     Quarterly transaction reports shall include the following information:

                     For each transaction:

                        o     the date of the transaction;

                        o title, interest rate and maturity date (if applicable), number of shares and the principal amount of each security involved;

                        o the nature of the transaction (i.e., purchase, sale, gift, or other type of acquisition or disposition);

                        o     the price at which the transaction was effected;

                        o the name of the broker, dealer or bank with or through which the transaction was effected; and

                        o     the date the report is submitted.

                  In addition, for each account established during the quarter in which securities are held for the benefit of a person, the quarterly report shall include:

                        o the name of the broker, dealer or bank with whom the account was established;

                        o     the date the account was established; and

                        o     the date the report is submitted.

         F. REPORTS MAY BE IN ANY FORM. Quarterly transaction reports filed pursuant to Section III (D)(2) of this Code may be in any form (including copies of confirmations or account statements) including the information required by Section III(D)(2).

               A Covered Person will be deemed to have satisfied the quarterly reporting requirement, and is not required to file a quarterly report of any transactions executed through brokerage or other accounts identified to McDonnell and for which duplicate account statements showing all transactions are delivered to McDonnell.

               Any personal securities transaction which for any reason does not appear in the trading or brokerage records described above shall be reported as required by Section III(D)(2) of this Code.

         G. MONITORING OF TRANSACTIONS. The Chief Compliance Officer will monitor the trading patterns of Covered Persons.

         H. CERTIFICATION OF COMPLIANCE. Each Covered Person is required to certify annually that he or she has read and understands the Code and recognizes that he or she is subject to the Code (Attachment C). Each Covered Person is also required to certify annually that he or she has disclosed or reported all personal securities transactions required to be disclosed or reported under the Code. To accomplish this, a copy of the Code shall be distributed annually with a certification request.

               Each Covered Person who has not engaged in any personal securities transaction during the preceding year for which a report was required to be filed pursuant to the Code shall include a certification to that effect in his or her annual certification.

               In addition, on a quarterly basis, each Covered Person is required to complete a Quarterly Affirmation of Compliance (Attachment B) and return it to the Chief Compliance Officer no later than the 10th calendar day following the end of the quarter.

         I. REVIEW BY THE BOARDS OF DIRECTORS/TRUSTEES OF INVESTMENT COMPANY CLIENTS. McDonnell shall prepare an Annual Issues and Certification Report to the boards of Directors/Trustees of investment company Clients that:

               1. summarizes existing procedures concerning personal investing and any changes in those procedures during the past year;

               2. describes issues that arose during the previous year under the Code or procedures concerning personal investing, including but not limited to information about material violations of the Code and sanctions imposed;

               3. certifies that McDonnell has adopted procedures reasonably necessary to prevent violations of the Code; and

               4. identifies any recommended changes in existing restrictions or procedures based upon experience under the Code, evolving industry practices, or developments in applicable laws or regulations.

IV.      EXEMPT TRANSACTIONS

         The provisions of this Code are intended to restrict the personal investment activities of Covered Persons only to the extent necessary to accomplish the purposes of the Code. Therefore, the provisions of Section II (Restrictions on Personal Securities Transactions) and Section III (Compliance Procedures) of this Code shall not apply to:

         A. Purchases or sales effected in any account over which the Covered Persons have no direct or indirect influence or control;

         B. Purchases or sales in any account (including an investment advisory account, trust account or other account) of such Covered Person (either alone or with others) over which a person other than the Covered Person (including an investment adviser or trustee) exercises investment discretion if:

                  o the Covered Person does not know of the proposed transaction until after the transaction has been executed;

                  o the Covered Person previously has identified the account to McDonnell and has affirmed to McDonnell that (in some if not all cases) he or she does not know of proposed transactions in that account until after they are executed.

               This exclusion from the preclearance requirement is based upon the Covered Person not having knowledge of any transaction until after that transaction is executed. Therefore, notwithstanding this general exclusion, if the Covered Person becomes aware of any transaction in such investment advisory account before it is executed, the Covered Person must seek preclearance of that transaction before it is executed.

         C.    Purchases or sales of:

               1.    U.S. government securities;

               2. debt securities issued or guaranteed by any agency or instrumentality of the U.S. government;

               3. shares of open-end investment companies (mutual funds), except for shares of any mutual fund managed by McDonnell;

               4. bank certificates of deposit, commercial paper, bankers acceptances, or repurchase agreements; and

               5.    listed index options and futures.

         D. Certain corporate actions - any acquisition of securities through stock dividends, dividend reinvestments, stock splits, reverse stock splits, mergers, consolidations, spin-offs, or other similar corporate reorganizations or distributions generally applicable to all holders of the same class of securities;

         E. Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of securities to the extent such rights were acquired from such issuer, and sales of such rights so acquired;

         F. Purchases or sales of McDonnell units (including exercise of option grants); and

         G. Purchases or sales which receive prior approval because they are not inconsistent with this Code or the provisions of Rule 17j-l(a) under the Investment Company Act.

V.       EXCEPTIONS

         A. Notwithstanding the foregoing, the Chief Compliance Officer or his or her designee, in keeping with the general principles and objectives of this Code, may refuse to grant clearance of a personal securities transaction in their sole discretion without being required to specify any reason for the refusal.

         B. Upon proper request by a Covered Person, the Executive Committee will consider for relief or exemption from any restriction, limitation or procedure contained herein, which restriction, limitation or procedure is claimed to cause a hardship for such Covered Person. The Chief Compliance Officer will in his/her sole discretion determine whether the request is appropriate for consideration by the Executive Committee. The decision regarding such relief or exemption is within the sole discretion of the Executive Committee.

VI.      CONSEQUENCES FOR FAILURE TO COMPLY WITH THE CODE

         Compliance with this Code of Ethics is a condition of employment by and membership of McDonnell. Taking into consideration all relevant circumstances, McDonnell will determine what action is appropriate for any breach of the provisions of the Code. Possible actions include letters of sanction, suspension, termination of employment, or removal from office.

         Reports filed pursuant to the Code will be maintained in confidence but will be reviewed by McDonnell to verify compliance with the Code. Additional information may be required to clarify the nature of particular transactions.

VII.     RETENTION OF RECORDS

         McDonnell shall maintain the records listed below for a period of five years at McDonnell's principal place of business in an easily accessible place:

         A.    a list of all Covered Persons during the period;

         B. receipts signed by all Covered Persons acknowledging receipt of copies of the Code and acknowledging that they are subject to it;

         C. a copy of each code of ethics that has been in effect at any time during the period; and

         D. a copy of each report filed pursuant to the Code and a record of any known violations and actions taken as a result thereof during the period.



Adopted effective          January 1, 2004

APPENDIX A -   EXAMPLES OF BENEFICIAL OWNERSHIP

         For purposes of the Code, you will be deemed to have a beneficial interest in a security if you have the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the security. Examples of beneficial ownership under this definition include:

o securities you own, no matter how they are registered, and including securities held for you by others (for example, by a custodian or broker, or by a relative, executor or administrator) or that you have pledged to another (as security for a loan, for example);

o securities held by a trust of which you are a beneficiary (except that, if your interest is a remainder interest and you do not have or participate in investment control of trust assets, you will not be deemed to have a beneficial interest in securities held by the trust);

o securities held by you as trustee or co-trustee, where either you or any member of your immediate family (i.e., spouse, children or descendants, stepchildren, parents and their ancestors, and stepparents, in each case treating a legal adoption as blood relationship) has a beneficial interest (using these rules) in the trust.

o securities held by a trust of which you are the settlor, if you have the power to revoke the trust without obtaining the consent of all the beneficiaries and have or participate in investment control;

o securities held by any partnership in which you are a general partner, to the extent of your interest in partnership capital or profits;

o securities held by a personal holding company controlled by you alone or jointly with others;

o securities held by (i) your spouse, unless legally separated, or you and your spouse jointly, or (ii) your minor children or any immediate family member of you or your spouse (including an adult relative), directly or through a trust, who is sharing your home, even if the securities were not received from you and the income from the securities is not actually used for the maintenance of your household; or

o securities you have the right to acquire (for example, through the exercise of a derivative security), even if the right is not presently exercisable, or securities as to which, through any other type of arrangement, you obtain benefits substantially equivalent to those of ownership.

You will NOT be deemed to have beneficial ownership of securities in the following situations:

o securities held by a limited partnership in which you do not have a controlling interest and do not have or share investment control over the partnership's portfolio; and

o securities held by a foundation of which you are a trustee and donor, provided that the beneficiaries are exclusively charitable and you have no right to revoke the gift.

       These examples are not exclusive. There are other circumstances in which you may be deemed to have a beneficial interest in a security. Any questions about whether you have a beneficial interest should be directed to the Legal/Compliance Department.

                                  ATTACHMENT A

                   ACKNOWLEDGMENT OF RECEIPT OF CODE OF ETHICS

         CODE OF ETHICS. McDonnell Investment Management, LLC ("McDonnell") has adopted a written Code of Ethics (the "Code") to avoid potential conflicts of interest by McDonnell personnel. A copy of the Code is attached to this letter. As a condition of your continued employment with McDonnell, you are required to read, understand and abide by the Code.

         POLICY AND PROCEDURES TO PREVENT THE MISUSE OF INSIDE INFORMATION. McDonnell also has adopted a written policy and procedures to prevent the misuse of Inside Information (the "Policy"), a copy of which is also attached. Acknowledgment of compliance with the Policy is an additional condition of continued employment with McDonnell.

         COMPLIANCE PROGRAM. The Code and Policy require that all personnel furnish to McDonnell the names and addresses of any firm with which you have any investment account. You are also required to furnish to McDonnell copies of your monthly or quarterly account statements, or other documents, showing all purchases or sales of securities in any such account, or which are effected by you or for your benefit, or the benefit of any member of your household. Additionally, you are required to furnish a report of your personal securities holdings within 10 days of commencement of your employment with McDonnell and annually thereafter. These requirements apply to any investment account, such as an account at a brokerage firm, trust account at a bank, custodial account or similar types of accounts.

         Any questions concerning the Code or the Policy should be directed to the Legal/Compliance Department.

--------------------------------------------------------------------------------

         I affirm that I have read and understand the Code of Ethics ("Code") and the Policy and Procedures to Prevent the Misuse of Inside Information ("Policy"). I agree to the terms and conditions set forth in the Code and the Policy.

--------------------------------                              ----------------
           Signature                                                 Date

                                  ATTACHMENT B

QUARTERLY AFFIRMATION OF COMPLIANCE

I affirm that:

         1. During the past quarter to the best of my knowledge, I have complied with the Code of Ethics ("Code") and the Policy and Procedures to Prevent the Misuse of Inside Information ("Policy").

         2. I have provided to McDonnell the names and addresses of each investment account that I have with any firm, including, but not limited to, broker-dealers, banks and others.

         3. I have provided to McDonnell copies of account statements showing each and every transaction in any security in which I have a beneficial interest, as defined in the Code during the most recently-ended calendar quarter.

                  or

                  During the most recent calendar quarter there were no transactions in any security in which I had a beneficial interest required to be reported pursuant to the Code.

--------------------------------                             -----------------
           Signature                                                 Date

                                  ATTACHMENT C

TO:

FROM:    COMPLIANCE OFFICER

DATE:

                        RE: ANNUAL COMPLIANCE CERTIFICATE

--------------------------------------------------------------------------------

Please print out the following pages and complete and return them to Elaine Eckert in the Legal/Compliance Department by JANUARY 27, 2004.

      *** SEC RULES REQUIRE THAT EVERY EMPLOYEE MUST HAVE AN ANNUAL COMPLIANCE CERTIFICATE AND SECURITIES AND HOLDINGS REPORT ON FILE ***

Also, please make sure that the certificate and the securities and holdings report are signed and dated. Even if you do not own any brokerage accounts or have any holdings, it is still necessary to return the signed form.

Please do not hesitate to call me at x8646 with any questions.

Thank you.

Paul Carter

ANNUAL COMPLIANCE CERTIFICATE

PERIOD JANUARY 1, 2003 TO DECEMBER 31, 2003

CODE OF ETHICS

This is to certify that during the course of my employment with McDonnell Investment Management LLC for the period stated above, I have complied with the policies and procedures as set forth in the Code of Ethics ("Code") and have reported all personal securities transactions covered by the Code.

I confirm that ITEM 1 of the attached PERSONAL SECURITIES ACCOUNTS AND HOLDINGS REPORT represents a complete and accurate record of all securities accounts over which I have, or had, a "beneficial" interest (as defined in the Code) that were open at any point during the time period covered.

Further, I confirm that ITEM 2 of the attached PERSONAL SECURITIES ACCOUNTS AND HOLDINGS REPORT represents a complete and accurate record of all securities covered by the Code in which I had a "beneficial" interest at DECEMBER 31, 2003.

        Policy and Procedures to Prevent the Misuse of Inside Information
        -----------------------------------------------------------------

This is to certify that during the course of my employment with McDonnell Investment Management LLC for the period stated above, I have complied with the Policy and Procedures to Prevent the Misuse of Inside Information ("Policy") and will continue to do so. I agree to promptly report any violation or possible violation of these policies and procedures to the Chief Compliance Officer.




------------------------------              ---------------------
Name                                                 Date

------------------------------
Signature

                PERSONAL SECURITIES ACCOUNTS AND HOLDINGS REPORT

         In accordance with MIM's Code of Ethics (the "Code"), please provide a list of all of your securities accounts and securities holdings in which you have a beneficial interest. More detailed instructions are set forth below. You will be asked to complete this report upon entering MIM's employment and annually thereafter. IN ADDITION, DURING THE COURSE OF THE YEAR, IF YOU OPEN A NEW ACCOUNT OR OTHERWISE OBTAIN A BENEFICIAL INTEREST IN A SECURITIES ACCOUNT, THE CODE REQUIRES THAT YOU REPORT THAT NEW ACCOUNT IN WRITING TO THE CHIEF COMPLIANCE OFFICER. If you have any question as to whether a security account or holding should be reported on this Report, you should consult with the Chief Compliance Officer. IF YOU DO NOT HAVE ANY SECURITIES ACCOUNTS TO REPORT, WRITE NONE.

Item 1. List below all securities accounts in which you have a beneficial interest. See Appendix A to the Code of Ethics for examples of situations in which you will be deemed to have a beneficial interest in a security.

         Codes for Column (5):      A  -  A COPY OF YEAR-END ACCOUNT STATEMENT
                                          IS ATTACHED

                                    B  -  COPIES OF MY STATEMENT ARE SENT TO
                                          MCDONNELL BY MY FINANCIAL
                                          INSTITUTION EVERY PERIOD

                                    C  -  SECURITY HOLDINGS ARE LISTED
                                          INDIVIDUALLY IN ITEM II OF THIS REPORT

------------------------------------------------------------------------------------------------------------------------
          (1)                            (2)                        (3)                    (4)               (5)

                                                                                     Was account still     Is account
 NAME OF BROKERAGE FIRM              ACCOUNT NAME               ACCOUNT NUMBER      active at 12/31/03?    statement
                                                                                                           attached?

                                (e.g., John and Joan Doe)                               YES OR NO
                                                                                        ---------
                                                                                                              CIRCLE
                                                                                    (If "no", give date         ONE
                                                                                      account closed)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
          (1)                            (2)                        (3)                    (4)               (5)

                                                                                     Was account still     Is account
 NAME OF BROKERAGE FIRM              ACCOUNT NAME               ACCOUNT NUMBER      active at 12/31/03?    statement
                                                                                                           attached?

                                (e.g., John and Joan Doe)                               YES OR NO
                                                                                        ---------
                                                                                                              CIRCLE
                                                                                    (If "no", give date         ONE
                                                                                      account closed)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              A B C
-------------------------------------------------------------------------------------------------------------------------

         Item 2. Please provide a list of all securities in which you have a beneficial interest. See Appendix A to the Code for examples of situations in which you will be deemed to have a beneficial interest in a security. You need not include securities that you obtained in Exempt Transactions as defined in the Code. IF YOU DO NOT HAVE ANY SECURITIES HOLDINGS TO REPORT, WRITE NONE. INSTEAD OF FILLING OUT THIS FORM, YOU MAY ATTACH COPIES OF THE MOST RECENT STATEMENTS OF EACH OF THE ACCOUNTS LISTED ABOVE.

================================================================================
                                        Number of
                                        Shares or            Brokerage Firm
                           Type of     Principal2        (or other institution)
  NAME OF SECURITY        Security1       Amount              where Held

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
         NOTE:  CONTINUE LISTING AS NECESSARY ON ADDITIONAL SHEETS

         I CERTIFY THAT THE STATEMENTS MADE BY ME ON THIS FORM ARE TRUE, COMPLETE, AND CORRECT TO THE BEST OF MY KNOWLEDGE AND BELIEF AND ARE MADE IN GOOD FAITH.


------------------------          ----------------------------------------------
         Date                                        Signature



--------------
1 Insert the following symbol as pertinent to indicate the type of security held: C-common stock, P-preferred stock, O-option, W-warrant, D-debt security, and X-other.

2    For Debt Securities.

                                  ATTACHMENT D
               PERSONAL SECURITIES TRANSACTIONS AUTHORIZATION FORM
                      MCDONNELL INVESTMENT MANAGEMENT, LLC

Print Name:
                             ------------------------------------------------

Social Security #:
                             ------------------------------------------------

Brokerage Firm:
                             ------------------------------------------------



I hereby request permission to effect a transaction in the security as indicated below for my own account or other account in which I have a beneficial interest or legal tide. I affirm that this transaction is not based on any material, non-public information and I am not aware of any facts suggesting that this transaction represents potential conflict of interest.

THE APPROVAL WILL BE EFFECTIVE ONLY FOR A TRANSACTION COMPLETED BETWEEN THE HOURS OF 9:30 A.M. AND 4:00 P.M. (NEW YORK TIME) ON THE DAY OF APPROVAL. ANY TRANSACTION, OR PORTION THEREOF, NOT SO COMPLETED WILL REQUIRE A NEW APPROVAL.

I am familiar with and agree to abide by the requirements set forth in the McDonnell Investment Management, LLC Code of Ethics and particularly the following:

ALL EMPLOYEES:

1. I represent that this security is not involved in an Initial or Secondary Public Offering nor is it being purchased as part of a private placement.
2.    I represent that this is not a limit order that extends beyond one day.
3. In the case of a sale, I represent that if I have owned this security for less than sixty (60) days, I am selling at either a loss or no gain. I agree that any profits realized on trades executed with the 60-day holding period will be disgorged to charity.
4. I represent that I am not aware of any pending purchase or sale by a McDonnell Investment Management, LLC client in this security.

PORTFOLIO MANAGERS (IN ADDITION TO #1-4 ABOVE):

5. I represent that I have not purchased or sold this security within the last seven (7) calendar nor do I have plans to purchase or sell this security within the next seven (7) calendar days in any client accounts under my primary responsibility.


--------------------  -----------------------  ----------------   --------------
Name of Security      Symbol/CUSIP             Buy/Sell           Date
Acquired*

* If shares being sold were purchased on more than one date, each acquisition date must be listed for purposes of determining holding period (use the back of form if necessary).

----------------------  -------------------------  -----------------------------
Signature               Date                       Extension/Phone


================================================================================


Permission: ____ Granted
                         ---------  ------------ -------------------------------
                         Date       Time         Signature of Compliance Officer
            ____ Denied

Fax: (630) 368-3977

                  Wellington Management Company, llp
                  Wellington Trust Company, na
                  Wellington Management International Ltd
                  Wellington International Management Company Pte Ltd

                  Code of Ethics

--------------------------------------------------------------------------------
SUMMARY Wellington Management Company, llp and its affiliates have a fiduciary duty to investment company and investment counseling clients which requires each employee to act solely for the benefit of clients. Also, each employee has a duty to act in the best interest of the firm. In addition to the various laws and regulations covering the firm's activities, it is clearly in the firm's best interest as a professional investment advisory organization to avoid potential conflicts of interest or even the appearance of such conflicts with respect to the conduct of the firm's employees. Wellington Management's personal trading and conduct must recognize that the firm's clients always come first, that the firm must avoid any actual or potential abuse of our positions of trust and responsibility, and that the firm must never take inappropriate advantage of its positions. While it is not possible to anticipate all instances of potential conflict, the standard is clear.

                  In light of the firm's professional and legal responsibilities, we believe it is appropriate to restate and periodically distribute the firm's Code of Ethics to all employees. It is Wellington Management's aim to be as flexible as possible in its internal procedures, while simultaneously protecting the organization and its clients from the damage that could arise from a situation involving a real or apparent conflict of interest. While it is not possible to specifically define and prescribe rules regarding all possible cases in which conflicts might arise, this Code of Ethics is designed to set forth the policy regarding employee conduct in those situations in which conflicts are most likely to develop. If an employee has any doubt as to the propriety of any activity, he or she should consult the Operational Risk Management and Compliance Group (the "Compliance Group").

                  The Code reflects the requirements of United States law, Rule 17j-1 of the Investment Company Act of 1940, as amended on October 29, 1999, as well as the recommendations issued by an industry study group in 1994, which were strongly supported by the SEC. The term "Employee" includes all employees and Partners.

--------------------------------------------------------------------------------
POLICY ON         Essentially, this policy requires that all personal
PERSONAL          securities transactions (including acquisitions or
SECURITIES        dispositions other than through a purchase or sale) by all
TRANSACTIONS      Employees must be cleared prior to execution. The only
                  exceptions to this policy of prior clearance are noted below.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics
--------------------------------------------------------------------------------
                  Definition of "Personal Securities Transactions"

                  The following transactions by Employees are considered "personal" under applicable SEC rules and therefore subject to this statement of policy:

                  1

                  Transactions for an Employee's own account, including IRA's.

                  2

                  Transactions for an account in which an Employee has indirect beneficial ownership, unless the Employee has no direct or indirect influence or control over the account. Accounts involving family (including husband, wife, minor children or other dependent relatives), or accounts in which an Employee has a beneficial interest (such as a trust of which the Employee is an income or principal beneficiary) are included within the meaning of "indirect beneficial interest".

                  If an Employee has a substantial measure of influence or control over an account, but neither the Employee nor the Employee's family has any direct or indirect beneficial interest (e.g., a trust for which the Employee is a trustee but not a direct or indirect beneficiary), the rules relating to personal securities transactions are not considered to be directly applicable. Therefore, prior clearance and subsequent reporting of such transactions are not required. In all transactions involving such an account an Employee should, however, conform to the spirit of these rules and avoid any activity which might appear to conflict with the investment company or counseling clients or with respect to the Employee's position within Wellington Management. In this regard, please note "Other Conflicts of Interest", found later in this Code of Ethics, which does apply to such situations.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
PRECLEARANCE      EXCEPT AS SPECIFICALLY EXEMPTED IN THIS SECTION, ALL EMPLOYEES
REQUIRED          MUST CLEAR PERSONAL SECURITIES TRANSACTIONS PRIOR TO
                  EXECUTION. This includes bonds, stocks (including closed end funds), convertibles, preferreds, options on securities, warrants, rights, etc., for domestic and foreign securities, whether publicly traded or privately placed. The only exceptions to this requirement are automatic dividend reinvestment and stock purchase plan acquisitions, broad-based stock index and US government securities futures and options on such futures, transactions in open-end mutual funds, US
                  Government securities, commercial paper, or non-volitional transactions. Non-volitional transactions include gifts to an Employee over which the Employee has no control of the timing or transactions which result from corporate action applicable to all similar security holders (such as splits, tender offers, mergers, stock dividends, etc.). Please note, however, that most of these transactions must be reported even though they do not have to be precleared. See the following section on reporting obligations.

                  Clearance for transactions must be obtained by contacting the Director of Global Equity Trading or those personnel designated by him for this purpose. Requests for clearance and approval for transactions may be communicated orally or via email. The Trading Department will maintain a log of all requests for approval as coded confidential records of the firm. Private placements (including both securities and partnership interests) are subject to special clearance by the Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee, and the clearance will remain in effect for a reasonable period thereafter, not to exceed 90 days.

                  CLEARANCE FOR PERSONAL SECURITIES TRANSACTIONS FOR PUBLICLY TRADED SECURITIES WILL BE IN EFFECT FOR ONE TRADING DAY ONLY. THIS "ONE TRADING DAY" POLICY IS INTERPRETED AS FOLLOWS:

                  o IF CLEARANCE IS GRANTED AT A TIME WHEN THE PRINCIPAL MARKET IN WHICH THE SECURITY TRADES IS OPEN, CLEARANCE IS EFFECTIVE FOR THE REMAINDER OF THAT TRADING DAY UNTIL THE OPENING OF THAT MARKET ON THE FOLLOWING DAY.

                  o IF CLEARANCE IS GRANTED AT A TIME WHEN THE PRINCIPAL MARKET IN WHICH THE SECURITY TRADES IS CLOSED, CLEARANCE IS EFFECTIVE FOR THE NEXT TRADING DAY UNTIL THE OPENING OF THAT MARKET ON THE FOLLOWING DAY.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
FILING OF         Records of personal securities transactions by Employees will
REPORTS           be maintained. All Employees are subject to the following
                  reporting requirements:

                  1

                  Duplicate Brokerage Confirmations

                  All Employees must require their securities brokers to send duplicate confirmations of their securities transactions to the Compliance Group. Brokerage firms are accustomed to providing this service. Please contact the Compliance Group to obtain a form letter to request this service. Each employee must return to the Compliance Group a completed form for each brokerage account that is used for personal securities transactions of the Employee. Employees should not send the completed forms to their brokers directly.

                  The form must be completed and returned to the Compliance Group prior to any transactions being placed with the broker. The Compliance Group will process the request in order to assure delivery of the confirms directly to the Compliance Group and to preserve the confidentiality of this information. When possible, the transaction confirmation filing requirement will be satisfied by electronic filings from securities depositories.

                  2

                  Filing of Quarterly Report of all "Personal Securities Transactions" SEC rules require that a quarterly record of all personal securities transactions be submitted by each person subject to the Code's requirements and that this record be available for inspection. To comply with these rules, every Employee must file a quarterly personal securities transaction report within 10 calendar days after the end of each calendar quarter. Reports are filed electronically utilizing the firm's proprietary Personal Securities Transaction Reporting System (PSTRS) accessible to all Employees via the Wellington Management Intranet.

                  At the end of each calendar quarter, Employees will be notified of the filing requirement. Employees are responsible for submitting the quarterly report within the deadline established in the notice.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  Transactions during the quarter indicated on brokerage confirmations or electronic filings are displayed on the Employee's reporting screen and must be affirmed if they are accurate. Holdings not acquired through a broker submitting confirmations must be entered manually. All Employees are required to submit a quarterly report, even if there were no reportable transactions during the quarter.

                  Employees must also provide information on any new brokerage account established during the quarter including the name of the broker, dealer or bank and the date the account was established.

                  IMPORTANT NOTE: The quarterly report must include the required information for all "personal securities transactions" as defined above, except transactions in open-end mutual funds, money market securities, US Government securities, and futures and options on futures on US government securities. Non-volitional transactions and those resulting from corporate actions must also be reported even though preclearance is not required and the nature of the transaction must be clearly specified in the report.

                  3

                  Certification of Compliance

                  As part of the quarterly reporting process on PSTRS, Employees are required to confirm their compliance with the provisions of this Code of Ethics.

                  4

                  Filing of Personal Holding Report

                  Annually, all Employees must file a schedule indicating their personal securities holdings as of December 31 of each year by the following January 30. SEC Rules require that this report include the title, number of shares and principal amount of each security held in an Employee's personal account, and the name of any broker, dealer or bank with whom the Employee maintains an account. "Securities" for purposes of this report are those which must be reported as indicated in the prior paragraph. Newly hired Employees are required to file a holding report within ten (10) days of joining the firm. Employees may indicate securities held in a brokerage account by attaching an account statement, but are not required to do so, since these statements contain additional information not required by the holding report.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  5

                  Review of Reports

                  All reports filed in accordance with this section will be maintained and kept confidential by the Compliance Group. Reports will be reviewed by the Director of Operational Risk Management and Compliance or personnel designated by her for this purpose.

--------------------------------------------------------------------------------
RESTRICTIONS ON   While all personal securities transactions must be cleared
"PERSONAL         prior to execution, the  following guidelines indicate which
SECURITIES        transactions will be prohibited, discouraged, or subject to
TRANSACTIONS"     nearly automatic clearance. The clearance of personal
                  securities transactions may also depend upon other circumstances, including the timing of the proposed transaction relative to transactions by our investment counseling or investment company clients; the nature of the securities and the parties involved in the transaction; and the percentage of securities involved in the transaction relative to ownership by clients. The word "clients" refers collectively to investment company clients and counseling clients. Employees are expected to be particularly sensitive to meeting the spirit as well as the letter of these restrictions. Please note that these restrictions apply in the case of debt securities to the specific issue and in the case of common stock, not only to the common stock, but to any equity-related security of the same issuer including preferred stock, options, warrants, and convertible bonds. Also, a gift or transfer from you (an Employee) to a third party shall be subject to these restrictions, unless the donee or transferee represents that he or she has no present intention of selling the donated security.

                  1

                  No Employee may engage in personal transactions involving any securities which are:

                  o being bought or sold on behalf of clients until one trading day after such buying or selling is completed or canceled. In addition, no Portfolio Manager may engage in a personal transaction involving

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------

                  any security for 7 days prior to, and 7 days following, a transaction in the same security for a client account managed by that Portfolio Manager without a special exemption. See "Exemptive Procedures" below. Portfolio Managers include all designated portfolio managers and others who have direct authority to make investment decisions to buy or sell securities, such as investment team members and analysts involved in Research Equity portfolios. All Employees who are considered Portfolio Managers will be so notified by the Compliance Group.

                  o the subject of a new or changed action recommendation from a research analyst until 10 business days following the issuance of such recommendation;

                  o the subject of a reiterated but unchanged recommendation from a research analyst until 2 business days following reissuance of the recommendation

                  o actively contemplated for transactions on behalf of clients, even though no buy or sell orders have been placed. This restriction applies from the moment that an Employee has been informed in any fashion that any Portfolio Manager intends to purchase or sell a specific security. This is a particularly sensitive area and one in which each Employee must exercise caution to avoid actions which, to his or her knowledge, are in conflict or in competition with the interests of clients.

                  2

                  The Code of Ethics strongly discourages short term trading by Employees. In addition, no Employee may take a "short term trading" profit in a security, which means the sale of a security at a gain (or closing of a short position at a gain) within 60 days of its purchase, without a special exemption. See "Exemptive Procedures". The 60 day prohibition does not apply to transactions resulting in a loss, nor to futures or options on futures on broad-based securities indexes or US government securities.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  3

                  No Employee engaged in equity or bond trading may engage in personal transactions involving any equity securities of any company whose primary business is that of a broker/dealer.

                  4

                  Subject to preclearance, Employees may engage in short sales, options, and margin transactions, but such transactions are strongly discouraged, particularly due to the 60 day short term profit-taking prohibition. Any Employee engaging in such transactions should also recognize the danger of being "frozen" or subject to a forced close out because of the general restrictions which apply to personal transactions as noted above. In specific case of hardship an exception may be granted by the Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee with respect to an otherwise "frozen" transaction.

                  5

                  No Employee may engage in personal transactions involving the purchase of any security on an initial public offering. This restriction also includes new issues resulting from spin-offs, municipal securities and thrift conversions, although in limited cases the purchase of such securities in an offering may be approved by the Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee upon determining that approval would not violate any policy reflected in this Code. This restriction does not apply to open-end mutual funds, U. S. government issues or money market investments.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  6

                  EMPLOYEES MAY NOT PURCHASE SECURITIES IN PRIVATE PLACEMENTS UNLESS APPROVAL OF THE DIRECTOR OF OPERATIONAL RISK MANAGEMENT AND COMPLIANCE, THE GENERAL COUNSEL OR THE CHAIR OF THE ETHICS COMMITTEE HAS BEEN OBTAINED. This approval will be based upon a determination that the investment opportunity need not be reserved for clients, that the Employee is not being offered the investment opportunity due to his or her employment with Wellington Management and other relevant factors on a case-by-case basis. If the Employee has portfolio management or securities analysis responsibilities and is granted approval to purchase a private placement, he or she must disclose the privately placed holding later if asked to evaluate the issuer of the security. An independent review of the Employee's analytical work or decision to purchase the security for a client account will then be performed by another investment professional with no personal interest in the transaction.

--------------------------------------------------------------------------------
GIFTS AND OTHER   Employees should not seek, accept or offer any gifts or favors
SENSITIVE         of more than minimal value or any preferential treatment in
PAYMENTS          dealings with any client, broker/dealer, portfolio company, financial institution or any other organization with whom the firm transacts business. Occasional participation in lunches, dinners, cocktail parties, sporting activities or similar gatherings conducted for business purposes are not prohibited.
                  However, for both the Employee's protection and that of the firm it is extremely important that even the appearance of a possible conflict of interest be avoided. Extreme caution is to be exercised in any instance in which business related travel and lodgings are paid for other than by Wellington
                  Management, and prior approval must be obtained from the Director of Operational Risk Management and Compliance, the
                  General Counsel or the Chair of the Ethics Committee.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  Any question as to the propriety of such situations should be discussed with the Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee and any incident in which an Employee is encouraged to violate these provisions should be reported immediately. An explanation of all extraordinary travel, lodging and related meals and entertainment is to be reported in a brief memorandum to the Director of Operational Risk Management and Compliance.

                  Employees must not participate individually or on behalf of the firm, a subsidiary, or any client, directly or indirectly, in any of the following transactions:

                  1

                  Use of the firm's funds for political purposes.

                  2

                  Payment or receipt of bribes, kickbacks, or payment or receipt of any other amount with an understanding that part or all of such amount will be refunded or delivered to a third party in violation of any law applicable to the transaction.

                  3

                  Payments to government officials or employees (other than disbursements in the ordinary course of business for such legal purposes as payment of taxes).

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  4

                  Payment of compensation or fees in a manner the purpose of which is to assist the recipient to evade taxes, federal or state law, or other valid charges or restrictions applicable to such payment.

                  5

                  Use of the funds or assets of the firm or any subsidiary for any other unlawful or improper purpose.

--------------------------------------------------------------------------------
OTHER CONFLICTS   Employees should also be aware that areas other than personal
OF INTEREST       securities transactions or gifts and sensitive payments may involve conflicts of interest. The following should be regarded as examples of situations involving real or potential conflicts rather than a complete list of situations to avoid.

                  "Inside Information"

                  Specific reference is made to the firm's policy on the use of "inside information" which applies to personal securities transactions as well as to client transactions.

                  Use of Information

                  Information acquired in connection with employment by the organization may not be used in any way which might be contrary to or in competition with the interests of clients. Employees are reminded that certain clients have specifically required their relationship with us to be treated confidentially.

                  Disclosure of Information

                  Information regarding actual or contemplated investment decisions, research priorities or client interests should not be disclosed to persons outside our organization and in no way can be used for personal gain.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  Outside Activities

                  All outside relationships such as directorships or trusteeships of any kind or membership in investment organizations (e.g., an investment club) must be cleared by the Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee prior to the acceptance of such a position. As a general matter, directorships in unaffiliated public companies or companies which may reasonably be expected to become public companies will not be authorized because of the potential for conflicts which may impede our freedom to act in the best interests of clients. Service with charitable organizations generally will be authorized, subject to considerations related to time required during working hours and use of proprietary information.

                  Exemptive Procedure

                  The Director of Operational Risk Management and Compliance, the General Counsel or the Chair of the Ethics Committee can grant exemptions from the personal trading restrictions in this Code upon determining that the transaction for which an exemption is requested would not result in a conflict of interest or violate any other policy embodied in this Code. Factors to be considered may include: the size and holding period of the Employee's position in the security, the market capitalization of the issuer, the liquidity of the security, the reason for the Employee's requested transaction, the amount and timing of client trading in the same or a related security, and other relevant factors.

                  Any Employee wishing an exemption should submit a written request to the Director of Operational Risk Management and Compliance setting forth the pertinent facts and reasons why the employee believes that the exemption should be granted. Employees are cautioned that exemptions are intended to be exceptions, and repetitive exemptive applications by an Employee will not be well received.

                  Wellington Management Company, llp
                  Wellington Trust Company, na Wellington
                  Management International Ltd Wellington
                  International Management Company Pte Ltd.

                  Code of Ethics

--------------------------------------------------------------------------------
                  Records of the approval of exemptions and the reasons for granting exemptions will be maintained by the Compliance Group.

--------------------------------------------------------------------------------
COMPLIANCE WITH   Adherence to the Code of Ethics is considered a basic
THE CODE OF       condition of employment with our organization. The Ethics
ETHICS            Committee monitors compliance with the Code and reviews
                  violations of the Code to determine what action or sanctions are appropriate.

                  Violations of the provisions regarding personal trading will presumptively be subject to being reversed in the case of a violative purchase, and to disgorgement of any profit realized from the position (net of transaction costs and capital gains taxes payable with respect to the transaction) by payment of the profit to any client disadvantaged by the transaction, or to a charitable organization, as determined by the Ethics Committee, unless the Employee establishes to the satisfaction of the Ethics Committee that under the particular circumstances disgorgement would be an unreasonable remedy for the violation.

                  Violations of the Code of Ethics may also adversely affect an Employee's career with Wellington Management with respect to such matters as compensation and advancement.

                  Employees must recognize that a serious violation of the Code of Ethics or related policies may result, at a minimum, in immediate dismissal. Since many provisions of the Code of Ethics also reflect provisions of the US securities laws, Employees should be aware that violations could also lead to regulatory enforcement action resulting in suspension or expulsion from the securities business, fines and penalties, and imprisonment.

                  Again, Wellington Management would like to emphasize the importance of obtaining prior clearance of all personal securities transactions, avoiding prohibited transactions, filing all required reports promptly and avoiding other situations which might involve even an apparent conflict of interest. Questions regarding interpretation of this policy or questions related to specific situations should be directed to the Compliance Group or Ethics Committee.

                  Revised: April 30, 2003

                   STATE STREET RESEARCH & MANAGEMENT COMPANY

                                 CODE OF ETHICS

                             Revised February, 2004

         This Code of Ethics establishes rules of conduct that govern the personal investment activities of (A) employees, officers and directors or trustees of (i) State Street Research & Management Company and its subsidiaries (collectively, "State Street Research" or the "Company"), (ii) MetLife Group, Inc. ("MetLife Group") to the extent such employees, officers and directors reside in Boston and are primarily engaged in supporting State Street Research, and (iii) registered investment companies (other than money market funds) for which the Company is the primary investment adviser ("Funds") and (B) consultants and other persons who are identified by the Compliance Department as having meaningful access to State Street Research investment information.

1.       GENERAL PROVISIONS.

         1.1. Purpose Statement. In pursuing its mission of being a premier investment management organization, State Street Research has earned a reputation for the highest integrity. An important contributor to this reputation is our philosophy of always placing the interests of our clients first. This Code contains standards which are intended to provide us with a high level of confidence that our personal investment activities are consistent with our clients' interests and do not interfere with our mission.

         1.2. Overriding Principles. Every Access Person who engages in Personal Transactions must: (i) consider the interests of the Company's clients before initiating a Personal Transaction, and place the clients' interests first, particularly in the case of any security that might provide a suitable and beneficial opportunity for any client; (ii) not use his or her position with the Company to influence a broker, dealer or underwriter to effect a Personal Transaction for the benefit of the Access Person; and (iii) conduct all Personal Transactions in accordance with the provisions of this Code and in avoidance of any actual or potential conflicts of interest or abuse of fiduciary responsibilities.

2. APPLICABILITY AND DEFINITIONS. The following definitions describe the persons, securities, accounts and transactions to which this Code applies:

         2.1.  "Associate" means any person in the employment of the Company.

         2.2. "Access Person " means any director or officer of State
Street Research or any associate of State Street Research or MetLife Group who, in connection with his or her regular functions or duties, participates in the selection of a client's portfolio securities or has access to information regarding a fund's future purchases or sales of portfolio securities on behalf of any clients.

         2.3. "Investment Person" means any Access Person directly involved in the investment process of the Company, including portfolio managers, security analysts, research associates and trading personnel.

         2.4. "Portfolio Manager" means any Access Person responsible for the overall investment management of a client's portfolio and any Access Person assisting directly in such management, and also includes any member of the Company's Management Committee.

         2.5. "Security" means any stock, bond, debenture, note, convertible security, or any put, call, straddle, warrant, right or option with respect to a security, or any future or other investment contract or derivative, or, in general, any interest or investment commonly known as a security, including any mutual fund advised by State Street Research ("SSR Advised Funds") but does not include securities which are direct obligations of the Government of the United States, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments (including repurchase agreements), or shares of registered open-end investment companies not advised by State Street Research

         2.6. "Personal Account" means (a) any Securities account in which an Access Person has "beneficial ownership" (as described in Exhibit A), including certain accounts of family members and other related accounts, or (b) any account over which the Access Person (or any member of the Access Person's immediate family sharing the same household, except as exempted under Section 6.2) has direct or indirect influence or control with respect to the purchase or sale of individual Securities. See Exhibit A for a fuller explanation and examples of situations involving beneficial ownership. Unless otherwise specified, the provisions of this Code applicable to transactions by Access Persons are applicable to transactions in their Personal Accounts.

         2.7. "Personal Transaction" means any transaction with respect to a Security for any Personal Account, including without limitation purchases and sales, entering into or closing out futures or other derivatives, and exercising warrants, rights or options but not including the acceptance of tender offers.

3.       PROHIBITIONS.

         3.1. Restrictions Applicable to all Associates. An Associate should not engage in excessive trading or market timing activities with respect to any SSR Advised Fund. When placing trades in any SSR Advised Fund, whether the trade is placed directly in the Associate's direct personal account, 401(k) account, deferred compensation account, account held with an intermediary or any other account, an Associate must comply with the rules set forth in the SSR Advised Fund's prospectus and SAI regarding the frequency of trades.

         3.2. Restrictions Applicable to all Access Persons. An Access Person should not place an order to enter into a Personal Transaction during any of the following times:

            (a) When the Access Person knows, or has reason to believe, that the Security may in the near future be recommended for action or acted upon by the Company for any client account; or

            (b) For a period of ten (10) business days after a Security has been recommended for action by the Company for any client account, including any rating change, even though no action has been taken for the Company's clients with respect to the Security during that period; or

            (c) When the Security is on order for purchase or sale for a client's account, or has been on order at any time during the five (5) preceding trading days (either as a completed order, an uncompleted order or an order on hold); or

            (d) When the Access Person knows, or has reason to believe, that an affiliate is purchasing, selling or actively negotiating with respect to a particular Security or other investment in an issuer of Securities.

         3.3. Restrictions Applicable Only to Investment Persons. In addition to the restrictions applicable to all Access Persons, an Investment
Person may not:

            (a)   Purchase a Security in an initial public offering; or

            (b) Acquire a Security in a private placement unless advance written approval is obtained from the Chief Executive Officer or the Chief Investment Officer of the Equity or Fixed Income Department, as appropriate. In the event that the Investment Person plays a part in any subsequent consideration of the Security for investment for a client account, he or she must disclose the holding to the Chief Executive Officer or the appropriate Chief Investment Officer, and any decision to make the investment for a client account will be subject to an independent review and approval by senior investment personnel with no personal interest in the issuer or its Securities; or

            (c) Realize a profit from any transaction involving the purchase and sale, or sale and purchase, of the same (or equivalent) Securities within a period of sixty (60) calendar days. For purposes of this rule, transactions will be reviewed on a first-in-first-out basis.

            (d)   Participate in an investment club.

         3.4. Restrictions Applicable Only to Portfolio Managers. In addition to the restrictions applicable to all Access Persons and Investment Persons, a Portfolio Manager may not purchase or sell a Security within a period of seven
(7) calendar days before or after a client account managed by the Portfolio Manager trades in that Security.

         3.5   Special Provisions for Options and Futures.

            (a) The general principle governing transactions in options, futures and other derivatives is that they are treated as transactions in the underlying Security for all purposes of this Code.

            (b) Purchased options must comply with the Code both at the time of initial purchase and at the time of exercise. However, if an Access Person buys a call or put option at a time when the purchase is not restricted by Section 3.1, the option may be exercised automatically at expiration by the relevant exchange or clearing corporation without violating that provision.

            (c) Written options must comply with this Code at the time of the transaction. Exercise by a counterparty, however, is not a voluntary transaction by an Access Person and is not governed by Section 3.1.

            (d) In the case of a purchased call or a written put, the Security received upon exercise (whether voluntary or automatic) is subject to the 60-day period in Section 3.2 (c) measured from the time of purchasing the call or writing the put. As a result, if such an option is exercised within the 60-day period, the Investment Person cannot sell the Security at a gain until expiration of the 60-day period from the time of the original option transaction. In these circumstances, the Investment Person must be prepared to pay for the Security, accept delivery and bear the risk of holding the Security until expiration of the period.

            (e) An Access Person may not write an uncovered call or sell an uncovered future. An Investment Person may not write a covered call option unless the underlying Security has been held for 60 days. Where an Investment Person purchases a put option and owns the underlying Security, the put option may not expire or be exercised within 60 days after purchase of the underlying Security. Where an Investment Person purchases a put option without owning the underlying Security, the option cannot be exercised and can only be closed through a sale more than 60 days after the purchase.

         Futures and other derivatives will be treated consistently with the provisions applicable to options.

         3.6. Receipt of Gifts. Except for an occasional meal or ticket to a sporting event or the theater, or comparable entertainment which is not so frequent or extensive as to raise questions of propriety, or except with the approval of the Company's Chief Executive Officer, an Associate must not accept cash or non-cash gifts from any person or entity which directly or indirectly does business with or performs services for the Company or any client, which exceed the dollar limit imposed by the NASD from time to time under Conduct Rule 2830(1)(5)(A) or any successor rule ($100 as of February 1999), or such other level as established from time to time by the Compliance Committee.

         3.7. Service as a Director. An Investment Person may not serve on the board of directors, or similar governing body, of an organization the shares of which are publicly traded, except with the approval of State Street Research's Chief Executive Officer and other applicable approvals.

         3.8. Promotion of Personal Investments. Associates are free to refer investment opportunities to other Associates for their personal consideration. However, Associates should not engage in the active promotion of Securities to other Associates and should not receive any payment or other benefit for the sale of a Security to another associate.

         3.9. Conflicts of Interest. Associates should not engage in activities that could create a conflict of interest or the appearance of a conflict of interest between the interests of the Company's clients and the interests of the Company or its Associates. For example, no Associate should condition the Company's purchase or continued holding of any Security for its clients on whether the issuer of that Security becomes or remains a client of the Company.

4.       PRE-CLEARANCE.

         Any Access Person who plans to place an order to enter into a Personal Transaction for an equity Security or for an option on an equity Security must first pre-clear the transaction through the State Street Research Employee Preclearance System or by contacting the Compliance Department. Purchases of fixed income Securities must be precleared by calling the Compliance Department.

         Generally, a pre-clearance is effective only for the business day on which it is obtained. A clearance for an open order (such as a limit order or "good until cancelled" order) is effective until the transaction is completed, except that any change in the terms of the order will require a new pre-clearance.

5.       DISCLOSURE AND REPORTING.

         5.1. List of Holdings. Each Access Person shall provide a list of all of his or her personal Securities holdings to the Compliance Department within 10 days of commencement of his or her employment or within 10 days of becoming an Access Person, and will also provide an updated list on an annual basis at the time designated by the Compliance Department

         5.2. Confirmations and Statements. Each Access Person who engages in Personal Transactions shall instruct his or her broker(s) or dealer(s) to deliver duplicate copies of any confirmation of a transaction, and duplicate copies of all periodic statements with respect to his or her Personal Account(s), to the Company, P.O. Box 2794, Boston, MA 02208-2794. (See Exhibit B for a sample letter to a broker or dealer.

         5.3. Quarterly Certifications. Each quarter, all Access Persons are required to certify that the information, regarding personal transactions and brokerage accounts, in the personal trading system is complete and accurate.

             (a) Each Access Person shall report on a quarterly basis any Personal Transactions in his or her Personal Account(s), except for transactions in Securities which are excluded from the term "Security" for purposes of this Code under Section 2.5. This quarterly reporting of personal trade activity will be completed automatically through the State Street Research Employee Preclearance System within ten (10) calendar days following the quarter in which the transactions occur. Whether or not the Access Person has traded during the quarter, he or she must log onto the pre-clearance system and certify that the information there is correct.

         With respect to any personal Security transaction during the quarter, the following information is required to be reported:

            (1) The title and number of shares (or principal amount) of the Security;
            (2) The date and nature of the transaction (purchase or sale or other);
            (3)   The transaction price;
            (4)   The name of the broker (or bank or dealer); and
            (5) Such additional information as may be requested on the reporting form.

         (b) Each Access Person shall also confirm on a quarterly basis that all brokerage account information for all personal trading accounts is complete and correct. This confirmation will also be completed automatically through the SSRM Employee Preclearance System within ten (10) calendar days following the end of the quarter. This confirmation must include any accounts through which an Access Person has beneficial Ownership of shares of any SSR Advised Funds, other than direct accounts through SSRIS in the Access Person's own name, the Access Person's 401(k) account or the Access Person's deferred compensation account.

         (c) With respect to any new account established by the Access Person in which any Securities were held during the quarter, the following information is required to be reported:

         (1) The name of the broker (or bank or dealer) with whom the account was established; and

         (2) The date the account was established.

         5.4. Certification of Compliance. Each Access Person shall be required to certify annually that he or she:

         (a)   Has read and understands this Code and is subject thereto;

         (b)   Has complied with the requirements of the Code; and

         (c) Has disclosed or reported all Personal Securities Transactions required to be disclosed or reported under the Code, and

         (d) As a portfolio manager, has considered each personal transaction in which he or she engaged in order to determine whether that transaction or a similar transaction would be suitable for any client account he or she manages; or as an investment analyst, has considered whether each Security in which he or she transacted and which is within his or her area of coverage should be presented to the firm for consideration for purchase or sale in client accounts.

6.       EXEMPTIONS.

         6.1.  Transactional Exemptions. The prohibitions and restrictions in
Section 3 and the pre-clearance requirements in Section 4 shall not apply (but the reporting requirements in Section 5 shall continue to apply) to:

         (a) Transactions by investment clubs in which non-Investment Persons are participants;

         (b)   Purchases or sales of Securities which are not voluntary;

         (c) Purchases which are part of an automatic dividend reinvestment plan;

         (d) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities;

         (e) Transactions in derivatives tied to the performance of a broad-based index, and transactions in SPDR's and shares of other UIT's or vehicles the performance of which is designed to track closely the performance of a broad- based index;

         (f) Transactions in currencies and related options, futures contracts and forward contracts; and

         (g) Transactions in other Securities determined by the Compliance Committee to present a similarly low potential for impropriety or the appearance of impropriety.

         6.2.  Complete Exemption. The prohibitions and restrictions in
Section 3, the pre-clearance requirements in Section 4 and the reporting requirements in Section 5 shall not apply to:

         (a) Any transaction in an instrument that is not included in the definition of "Security" contained in Section 2.5.

         (b) Transactions effected for any account which is a Personal Account solely because it is directly or indirectly influenced or controlled by an Access Person's immediate family member sharing the same household, so long as neither the Access Person nor the family member has any beneficial ownership of Securities in the Account and so long as the Access Person agrees in writing not to discuss with the family member any specific investment ideas or transactions arising in the course of the Access Person's employment with the Company.

         (c) Transactions effected for any account over which neither the Access Person nor any immediate family member sharing the same household has any direct or indirect influence or control; provided that in the case of an account exempted because it is under the discretionary management of another person (including an interest in a hedge fund or investment partnership or enterprise but not including an interest in a trust that is not revocable by the Access Person or an immediate family member sharing the same household), the Access Person must enter into a letter agreement with that person in substantially the form of Exhibit C at the later of the time the account is opened or the Access Person joins the Company, and on an annual basis thereafter, and the Access Person must provide an annual inventory of the Securities in such account.

         6.3   SSR Advised Funds Exemption. The pre-clearance requirements in
               Section 4 and the prohibitions of Section 3, other than
               Section 3.1, shall not apply but the reporting requirements in
               Section 5 shall continue to apply to trades in SSR Advised Funds.

         6.4.  Large Cap Stock Exemption. The prohibitions of Section 3.1 and
Section 3.3 shall not apply (but the prohibitions in Section 3.2 (Restrictions Applicable Only to Investment Persons), the pre-clearance requirements in
Section 4 and the reporting requirements in Section 5 shall continue to apply) to equity Securities with a market capitalization of $5 billion or greater at the time of the pre-clearance request.

7.       COMPLIANCE COMMITTEE.

         The Chief Executive Officer of the Company will from time to time appoint the members of the Company's Compliance Committee, which is charged with the duties and responsibilities of administering the Code, ensuring compliance with the Code, and recommending sanctions for violations of the Code. The Compliance Committee may amend the Code, interpret its provisions, make decisions with respect to the classes of Access Persons covered by provisions of the Code, and grant waivers and establish exceptions, including waivers and exceptions for particular Securities or transactions and other situations it deems to require special treatment. The Committee may appoint one or more of its members to fulfill its duties between meetings, subject to ratification by the Committee at its next regular meeting. The Committee has appointed the Director of Compliance as the person responsible for monitoring compliance with the Code of Ethics, including the review of the quarterly transaction reports and the annual holdings reports.
\
                                      C-113

8.       SANCTIONS.

              Upon the occurrence of any violation of this Code, the Company acting through its Compliance Committee may impose such sanctions as it deems appropriate, including disgorgement of any profit or other financial sanction, a warning, probation, suspension or termination of employment.

9.       REPORTS TO TRUSTEES/DIRECTORS OF INVESTMENT COMPANIES UNDER MANAGEMENT.

         A report shall be prepared annually for submission to the Board of Trustees or Directors of each investment company under the management of the Company. The report will:

                (a) Identify all material violations of the Code or any related procedures, and any sanctions imposed with respect thereto;

                (b) Certify that State Street Research has adopted procedures reasonably necessary to prevent violations of the Code.

10.      PROVISIONS APPLICABLE TO MUTUAL FUND TRUSTEES

       10.1. General Provision. An independent trustee of an investment company for which the Company is the primary adviser should not purchase or sell a Security in an account in which he or she may be deemed to have a direct or indirect beneficial interest, as defined in Exhibit A hereto, when he or she knows, or in the ordinary course of his or her duties should know, that such Security is under consideration for purchase or sale, or being purchased or sold, by the investment company. In addition, an independent trustee must report to the investment company any transactions in a Security where the trustee knew, or in the ordinary course of fulfilling his or her official duties should have known, that during the 15 day period immediately preceding or after the date of the transaction, the investment company was buying or selling, or considering buying or selling, that Security.

       Independent trustees should not engage in excessive trading or market timing activities with respect to any mutual fund for which State Street Research is the primary adviser. In addition, when transacting in any mutual fund for which State Street Research is the primary adviser, an independent trustee should abide by the language in the prospectus and SAI regarding the frequency of trading.

       10.2. Portfolio Reports. In connection with their duties, independent trustees of an investment company are provided, prior to a trustees' meeting, with schedules of Securities transactions effected by such investment company during a specific period (generally a calendar quarter) ended more than 15 days prior to delivery of the schedules. Consequently, an independent trustee in the ordinary course of fulfilling his or her duties shall be deemed to have no duty, and would have no reason, to know of, or inquire about, a transaction in a Security by the investment company during a 15 day period immediately preceding or after the trustee's transaction in that Security. In the event an independent trustee does become aware of such a transaction, the independent trustee shall file a report under this Code containing the information described in Section 5.3.

         10.3. Exempted Transactions. Transactions by independent trustees which do not fall within the above restrictions and reporting requirements are transactions in Securities which are direct obligations of the Government of the United States, bankers' acceptances, bank certificates of deposit, commercial paper, shares of registered open-end investment companies for which State Street Research is not the primary adviser and transactions as to which the trustee had no investment discretion.

                                                                       EXHIBIT A

                              BENEFICIAL OWNERSHIP

         "Beneficial ownership" is an important concept in determining which personal Securities accounts are covered by the Code. Beneficial ownership exists when you have a "pecuniary interest" in Securities.

         More specifically, beneficial ownership of Securities in an account means directly or indirectly having or sharing a direct or indirect pecuniary interest in the Securities, whether through any contract, arrangement, understanding, relationship or otherwise. A "pecuniary interest", in turn, means the opportunity, directly or indirectly, to profit, or share in any profit derived, from the transactions in question.

         The pecuniary interest standard looks beyond the record owner of Securities. As a result, the definition of beneficial ownership is extremely broad and encompasses many situations which might not ordinarily be thought to confer ownership of Securities.

         Set forth below are some examples of how beneficial ownership may arise in different contexts:

         FAMILY HOLDINGS. Securities held by members of your immediate family sharing the same household are presumed to be beneficially owned by you. Your "immediate family" includes any child, step-child, grandchild, parent, step-parent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, or sister-in-law (but does not include aunts and uncles, or nieces and nephews). The definition also includes adoptive relationships. You may also be deemed to be the beneficial owner of Securities held by an immediate family member not living in your household if the family member is economically dependent upon you.

         PARTNERSHIP AND CORPORATE HOLDINGS. A general partner of a general or limited partnership will generally be deemed to beneficially own Securities held by the partnership. A limited partner or a stockholder will generally not be deemed to beneficially own Securities held by a limited partnership or corporation, respectively, provided he or she does not own a controlling voting interest in the entity, he or she does not have or share investment control over the entity's portfolio, and the entity is not an "alter ego" or "personal holding company". However, see Section 6.2(c) of the Code.

         DERIVATIVES. A person having the right to acquire Securities through the exercise or conversion of any derivative Security, whether or not presently exercisable, has beneficial ownership of the underlying Securities. For this purpose the term "derivative Security" means any option, future, warrant, convertible Security, stock appreciation right, or similar right with an exercise or conversion privilege at a price related to a Security, or similar Security with a value derived from the value of a Security.

         TRUST HOLDINGS. In general, a person's interest in a trust will amount to an indirect pecuniary interest in the Securities held by that trust. Therefore, among other examples, a beneficiary of a trust will generally be deemed the beneficial owner of Securities held by the trust. However, the following persons will generally not be deemed beneficial owners of the Securities held by a trust:

         (a) Trustees, unless the trustee has a pecuniary interest in any holding or transaction of the trust, or unless the trustee has any direct or indirect influence or control with respect to the purchase or sale of individual Securities. A trustee will be deemed to have a pecuniary interest in the trust's holdings if at least one beneficiary of the trust is a member of the trustee's immediate family;

         (b) Settlors, unless a settlor reserves the right to revoke the trust without the consent of another person.

         SECURITIES NOT BENEFICIALLY OWNED. You are not deemed to have beneficial ownership of:

         (a) Portfolio Securities held by an investment company registered under the Investment Company Act of 1940;

         (b) Securities of which you are a pledgee with the right to sell the pledged Security, provided that you will have beneficial ownership upon any foreclosure or exercise of the right of sale;

         (c) Rights you may have which are the same as all holders of a class of Securities of any issuer to receive Securities pro rata, or obligations to dispose of Securities as a result of a merger, exchange offer, or consolidation involving the issuer of the Securities;

         (d) An interest in broad-based index options, broad-based index futures, and broad-based publicly traded market baskets of stocks approved for trading by the appropriate federal government authority, nor in an interest in any underlying Securities of these instruments. A broad-based index is one that provides investors with a performance indicator of the overall applicable stock or bond market (or market segment) as appropriate. An index would not be considered to be broad-based if it is composed of Securities of firms in a particular industry or group of related industries;

         (e) A Security that may be redeemed or exercised only for cash and does not permit the receipt of equity Securities in lieu of cash, if the Security either:

                  (i) is awarded pursuant to an employee benefit plan satisfying the provisions of 240.16b-3(c); or

                  (ii) may be redeemed or exercised only upon a fixed date or dates at least six months after award, or upon death, retirement, disability or termination of employment; or

         (f) An interest or right to participate in employee benefit plans of the issuer.

                                                                       EXHIBIT B

                            (SAMPLE LETTER TO BROKER)


                                                    (Date)


(Name and Address of Broker)

Dear        :

         In connection with my brokerage account (Account No. ________) at your firm, please be advised that State Street Research & Management Company should be designated an "interested party" with respect to my account and should, therefore, be sent copies of all trade confirmations and account statements relating to my account. Please send the information to:

                           State Street Research & Management Company
                           John W. McCormick Post Office
                           P. O. Box 2794
                           Boston, MA  02208-2794

         Any questions should be submitted to our Director of Compliance, (617) 357-1398.

         Thank you for your attention to this matter.

                                                            Sincerely,


                                                            (SSRM Access Person)

                                                                       EXHIBIT C

                                                              _________ __, 2000

[Name of Investment Adviser]
[Address of Investment Adviser]


Dear Mr. _______________:

         As you know, I am an employee of State Street Research & Management Company ("SSRM"), and I therefore need to comply with SSRM's Code of Ethics with respect to all accounts in which I have a beneficial interest, including the [identify specific account]. Accordingly, I would like to confirm with you, as investment adviser for such account, the manner in which the assets of the account are to be invested and the degree of communication which you and I will have with respect to the account.

         Please note that I must not be consulted about, or have any input into or knowledge of, the transactions placed by you, as an investment adviser for the account, in any individual Securities prior to the execution of such transactions. I am permitted, consistent with SSRM's Codes of Ethics, to discuss with you broad policy matters, such as: overall defensive or aggressive postures, asset allocation by broad categories, tax matters such as tolerance for gains and losses, and cash disbursement requirements for taxes or otherwise.

         Please sign in the space indicated below acknowledging your agreement with this arrangement and return it to me.

         Thank you very much for your assistance.

                                                                  Sincerely,


                                                                 [SSRM employee]

The foregoing is accepted and agreed to:

[Name of Investment Adviser]

By:________________________
Name:
Title:

Dated: _____________ __, 2000


cc:      Director of Compliance
         State Street Research
           & Management Company

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES



                           CODE OF ETHICS AND CONDUCT
                           EFFECTIVE JANUARY 31, 2004

                           Message From the President

Dear Colleague,

The year 2003 was a difficult one for our industry. Reports of wrongdoing by investment advisors and mutual fund distributors tarnished an industry with a previously outstanding reputation. Unfortunately, 2004 promises to see some continuation of these troubling issues. Although Nicholas-Applegate is not associated with any of these issues, it is important to reaffirm our commitment to our own compliance standards each year. We must continuously update our understanding of best practices in compliance processes and reporting and articulate clearly our expectations of ourselves.

As we begin 2004, I would like each of us to reflect on our responsibility to conduct our business in an honest, ethical and unselfish manner, always putting our responsibilities to our clients as our first priority. Each of us needs to insure Nicholas-Applegate conduct epitomizes best practice. But we also need to do more as participants in this industry. It is critical that all our personal and business interactions exemplify this standard.

Please read this Code of Ethics carefully- it embodies the ethical principles that I believe are key to Nicholas-Applegate's continued success.

/s/ Marna C. Whittington

Marna C. Whittington
President and Chief Executive Officer

NICHOLAS-APPLEGATE CODE OF ETHICS SUMMARY

The Code of Ethics applies to every NACM employee, immediate family members, and other certain affiliated parties.

1.   COVERED PERSONS (SECTION II)

|X| "NON ACCESS" means any individual who does NOT, in connection with their regular duties makes, participates in, or has access to information regarding the purchase or sale of securities by NACM.

|X| "ACCESS PERSON" means senior management of NACM or officers of NACM Institutional Funds, investment management personnel (e.g., portfolio managers, traders, and analysts) and any individual who, in connection with their regular duties, makes, participates in, or has access to information regarding the purchase or sale of securities by NACM. i.e. all individuals with access to the Nicholas-Applegate Trading System ("NATS").

2.   COVERED SECURITIES AND TRANSACTIONS (SECTION III)

|X| Equity securities including common, preferred and convertible stock and any derivative instrument relating to these securities (e.g. options and warrants).

|X|  Debt securities.

|X|  Any interest in a partnership investment.

|X| Any registered open-end investment companies that are advised or sub-advised by NACM, and those managed within the ADAM of America organization3 (collectively "Mutual Funds"). NEW

|X|  Any closed-end funds that are advised or sub-advised by NACM.

3.   EXEMPT SECURITIES AND TRANSACTIONS (SECTION IV)

|X| Shares of all registered money market funds, as well as open-end mutual funds, and closed-end funds that ARE NOT managed by NACM or by affiliates within the ADAM of America organization.

     NEW
|X| Obligations of the United States government its agencies or instrumentalities.

|X| Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments.

|X|  Stock indices.

|X| Commodities, futures and options traded on a commodity exchange, including currency futures.

|X| Shares of Exchange Traded Funds (ETFs) e.g. SPDRS, QQQs, MDYs, DIAs, WEBS, Diamonds, iShares and HOLDRs.

4.   DE MINIMIS CRITERIA (SECTION IV)

Non-Access Person De Minimis Criteria

|X| Equity securities: purchase or sale of 2,000 shares or less with a market capitalization over $1 billion; and

|X| Debt securities: purchase or sale in an issuer with a market capitalization of at least $1 billion.

|X| Options: any option transaction for 20 contracts or less on underlying securities that would otherwise qualify as De Minimis are the functional equivalents of trading 2,000 shares or less with a market capitalization greater than $1 billion.

Access Person De Minimis Criteria

|X| Equity securities: purchase or sale of 1,000 shares or less with a market capitalization over $5 billion; and

|X| Debt securities: purchase or sale in an issuer with a market capitalization of at least $5 billion.

|X| Options: any option transaction for 10 contracts or less on underlying securities that would otherwise qualify as De Minimis are the functional equivalents of trading 1,000 shares or less with a market capitalization greater than $5 billion.


------------------
3 e.g. PIMCO MMS and PIMS series. See Appendix One for a full listing of funds.

5.   PRE-CLEARANCE OF PERSONAL TRADES (SECTION V)

|X| Access and Non Access Persons must pre-clear all personal securities transactions by submitting a Trade Request Form through CTI iTrade.

|X| Investment management personnel must receive authorization for all Covered Securities transactions except Mutual Funds from the Chief Investment Officer ("CIO") or a senior Portfolio Manager ("senior PM").

|X| All pre-clearance approvals are valid for the day you received approval up through "market open" the next business day.

6.   30 DAY HOLDING PERIOD FOR INVESTMENT MANAGEMENT PERSONNEL (SECTION V) NEW

|X| Investment management personnel may only sell a security including De Minimis transactions, that were held for less than 30 days, if the security is being sold at a loss.

7.   SPECIAL RULES APPLICABLE TO MUTUAL FUNDS (SECTION V)  NEW

|X| Access and Non-Access Persons are prohibited from excessive trading in Mutual Funds, regardless of whether those transactions occurred in a single account (e.g. brokerage account, a 401(k) account, a deferred compensation account, etc.) or across multiple accounts in which the employees has a beneficial interest.

|X| Excessive trading is defined as the purchase and sale, or sale and purchase, of any Mutual Fund, in any 30 day period.

|X| No employee may engage in transactions that are in violation of a fund's stated policy as disclosed in its prospectus and statement of additional information.

8. TRADING IN MUTUAL FUNDS WHERE NACM IS THE SUB-ADVISER (SECTION V) NEW |X| Access Persons must notify the Legal/Compliance Department if they make investments in any fund NACM sub-advises.

|X| Duplicate statements must be provided to the Legal/Compliance department on a quarterly basis. Purchase and sale, sale and purchase, in any 30 day period is considered excessive trading and is prohibited.

|X| Systematic purchases/sales are not deemed purchases or sales for purposes of the 30 day hold period.

9.   DISCLOSURE OF PORTFOLIO HOLDINGS (SECTION V)  NEW

|X| For all requests received after the 3rd day of the month, NACM will furnish portfolio holdings as of the end of the prior month.

|X| For all requests received before the 3rd day of the month, NACM will furnish portfolio holdings as of the end of the month preceding the prior month.

10.  BLACKOUT PERIOD (SECTION VI)

|X| You are not allowed to trade a security if our firm has engaged in a transaction in the same or equivalent security for a client account within the last three days or if the security is currently on the main/proposed blotter.

|X|  This rule does not apply to Exempt Securities and Transactions.

11.  MISAPPROPRIATION OF ACCOUNT OPPORTUNITY (SECTION VI)  NEW

|X| Portfolio Managers of Small and Mini cap products may not buy a security with a market of less than one billion ($1B) and that is eligible for purchase by any fund or account under their management except with the approval of the Chief Investment Officer or his designee upon a determination that the purchase is not appropriate for any such fund or account.

12.  TRADING VIOLATIONS (SECTION VII)

|X| Violations of the Code are subject to disgorgement of profits, monetary penalties and may lead to disciplinary action, including termination of employment.


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13.  BROKERAGE ACCOUNTS (SECTION VIII)

|X| You must maintain your personal brokerage and trading accounts with a "Designated Broker" (currently Charles Schwab).

14.  PUBLIC OFFERINGS AND PRIVATE PLACEMENTS (SECTION IX)

|X| You may not engage in a personal securities transaction in any security in a private placement or public offering (initial, primary, secondary offerings) without prior written approval by the Chief Compliance Officer or General Counsel.

15. OUTSIDE BUSINESS ACTIVITIES AND SERVICE ON BOARDS OF OTHER COMPANIES (SECTION X)

|X| You are required to notify the Legal/Compliance Department promptly if you become involved with any public company as a board member, employee, owner, or any other position. Some activities may not be permitted or may require Firm approval.

|X| If your position with another company is investment-related, you are required to disclose this information regardless if it is a private company, non-profit company, not-for-profit company, or a college/university.

16.  GIFTS (SECTION XI)

|X| Gifts valued at $100 or more received from anyone industry related must be reported quarterly.

|X| Gifts made in connection with the distribution of Mutual Fund shares may not exceed $100 per person on an annual basis and must be reported quarterly. NEW

|X| Form 700 filers must submit a gift pre-clearance form to the Legal/Compliance Department, regardless of the gift value.

17.  REPORTING AND CERTIFICATION (SECTION XIV)

|X| You are required to read and sign the Code of Ethics annually confirming that you understand all policies and procedures.

TABLE OF CONTENTS

I.    Introduction............................................................ 1
II.   Covered Persons......................................................... 1
III.  Covered Securities and Transactions..................................... 2
IV.   Exempt Securities and Transactions...................................... 2
V.    Procedures for Trading Transactions..................................... 3
VI.   Prohibited Transactions................................................. 5
VII.  Violations of the Code.................................................. 6
VIII. Brokerage Accounts...................................................... 6
IX.   Public Offerings and Private Placements................................. 7
X.    Service on Boards of Other Companies.................................... 7
XI.   Gifts................................................................... 7
XII.  Form 700, Statement of Economic Interests............................... 8
XIII. Pay to Play............................................................. 8
XIV.  Reporting and Certification............................................. 9
XV.   Administration.......................................................... 9
XVI.  Annual Board Review..................................................... 9
XVII. Amendments and Modifications............................................ 9
Appendix One:   Funds in the ADAM of America Organization.....................10
Appendix Two:   Examples of Beneficial Ownership..............................11
Appendix Three: Instructions for Using CTI iTrade.............................12
Appendix Four:  Options Discussion............................................18
Appendix Five:  Insider Trading Policy and Procedures.........................19
Appendix Six:   NACM Designated Brokerage Program Offered by Charles Schwab...22
Appendix Seven: Private Placement and Private Securities Transaction Form.....24
Appendix Eight: Gift Approval.................................................25
Appendix Nine:  Initial Acknowledgement Forms.................................26
Appendix Ten:   Annual Certification Forms....................................29


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                 Nicholas-Applegate Capital Management ("NACM")
                      NICHOLAS-APPLEGATE SECURITIES ("NAS")
                           CODE OF ETHICS AND CONDUCT
                           EFFECTIVE JANUARY 31, 2004

I.   INTRODUCTION

This Code of Ethics and Conduct ("Code") is based on the principle that we have a fiduciary duty to our clients and the shareholders of the investments companies for which NACM serves as an adviser or sub-adviser.

At all times, you must:

1. PLACE THE INTERESTS OF OUR CLIENTS FIRST. As a fiduciary, you must avoid putting personal interests ahead of the interests of clients.

2. CONDUCT ALL OF YOUR PERSONAL SECURITIES TRANSACTIONS IN FULL COMPLIANCE WITH THIS CODE AND THE NICHOLAS-APPLEGATE INSIDER TRADING POLICY. NACM encourages you and your family to develop personal investment programs. However, you must not take any action in connection with your personal investments that could cause even the appearance of unfairness or impropriety.

3. AVOID TAKING INAPPROPRIATE ADVANTAGE OF YOUR POSITION. The receipt of investment opportunities, privileges or gifts from persons seeking business with NACM could call into question the independence of your judgment.

If you have any questions about any aspect of the Code, or if you have questions regarding application of the Code in a particular situation, contact the Legal/Compliance Department.

II.  COVERED PERSONS

The Code applies to you and your immediate family members4 sharing the same household, outside fund trustees, and fund administrators ("Covered Persons"). Please note the pre-clearance requirements will apply depending on your role within NACM.

A. "NON-ACCESS PERSON" means any individual who does NOT, in connection with their regular duties, makes, participates in, or has access to information regarding the purchase or sale of securities by NACM.

B. "ACCESS PERSON" means senior management of NACM or officers of NACM Institutional Funds, investment management personnel (e.g., portfolio managers, traders, and analysts) and any individual who, in connection with their regular duties, makes, participates in, or has access to information regarding the purchase or sale of securities by NACM. i.e. all individuals with access to the Nicholas-Applegate Trading System ("NATS").

C. "NON-EMPLOYEE TRUSTEES" means Fund Trustees who are not employees of NACM or NAS ("Non-Employee Trustees"). Special rules apply to Non-Employee Trustees. Specifically, Non-Employee Trustees are not subject to the:

o    Three-day blackout period;
o    Prohibition on public offerings;
o    Restrictions on Mutual Funds;


------------------
4 Immediate family members includes any spouse, child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, or sister-in-law, and any adoptive relationship.

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


o    Restrictions on private placements;
o    Ban on short-term trading profits;
o    Gift restrictions; and
o    Restriction on service as a director.

Further, a Non-Employee Trustee is not required to pre-clear personal securities transactions provided he or she did not have prior knowledge of any current or pending transactions in the security.

A Non-Employee Trustee is not required to submit quarterly personal securities transaction reports or submit annual portfolio holdings reports to NACM.

D. "THE ADMINISTRATOR" means officers of the NACM Institutional Fund ("Fund") who are employees of the Fund's Administrator. The Administrator must adhere to all aspects of the Code, with the following exceptions:

o    Quarterly reporting of personal securities transactions;
o    Restrictions on Mutual Funds;
o    Gift restrictions and outside business activity reporting;
o    Exempt from maintaining a brokerage account with the Designated Broker;
     and
o    Submit reports to the Legal/Compliance Department.

III: COVERED SECURITIES AND TRANSACTIONS

The following list identifies Covered Securities and transactions that are subject to the requirements of the Code:

o Equity securities including common, preferred and convertible stock, except as otherwise exempted below, and any derivative instrument relating to these securities (e.g. options and warrants) ;

o    Debt securities;

o    Any interest in a partnership investment;

o Any registered open-end investment companies that are advised or sub-advised by NACM, and those managed within the ADAM of America organization5 (collectively "Mutual Funds"); and

o Any closed-end funds that are advised or sub-advised by NACM. In addition, if you are deemed an "insider," additional reporting/filing requirements will be required.

IV.  EXEMPT SECURITIES AND TRANSACTIONS

Excluded from the pre-clearance and certain reporting requirements under the
Code:

Exempt Securities

o Shares of all registered money market funds, as well as open-end mutual funds, and closed-end funds that ARE NOT managed by NACM or by affiliates within the ADAM of America organization;

o Obligations of the United States government its agencies or instrumentalities;

o Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments;

o    Stock indices;

o Commodities, futures and options traded on a commodity exchange, including currency futures;

o Shares of Exchange Traded Funds (ETFs) e.g. SPDRS, QQQs, MDYs, DIAs, WEBS, Diamonds, iShares and HOLDRs.

---------------
5 e.g. PIMCO MMS and PIMS series. See Appendix One for a full listing of funds.

Exempt Transactions -Do Not Require Pre-clearance

o    Smaller De Minimis transactions6.

      Non-Access Person De Minimis Criteria

      |X| Equity securities: purchase or sale of 2,000 shares or less with a market capitalization over $1 billion; and

      |X| Debt securities: purchase or sale in an issuer with a market capitalization of at least $1 billion.

      |X| Options: any option transaction for 20 contracts or less on underlying securities that would otherwise qualify as De Minimis are the functional equivalents of trading 2,000 shares or less with a market capitalization greater than $1 billion.

      Access Person De Minimis Criteria

      |X| Equity securities: purchase or sale of 1,000 shares or less with a market capitalization over $5 billion; and

      |X| Debt securities: purchase or sale in an issuer with a market capitalization of at least $5 billion.

      |X| Options: any option transaction for 10 contracts or less on underlying securities that would otherwise qualify as De Minimis are the functional equivalents of trading 1,000 shares or less with a market capitalization greater than $5 billion.

o Acquisitions or dispositions of Covered Securities as the result of a stock dividend, stock split, reverse stock split, merger, consolidation, spin-off or other similar corporate distribution or reorganization applicable to all holders of a class of securities of which you have a beneficial ownership7;

o Purchases that are part of a direct investment plan or employee stock option plan8; and

o Other specific transactions as determined by the Chief Compliance Officer or General Counsel based upon the determination that the transaction(s) do not interfere or appear to interfere with making decisions in the best interest of our Advisory clients. All requests to exempt a transaction must be in writing and forwarded to the Legal/Compliance Department for approval prior to your executing the transaction.

V.   PROCEDURES FOR TRADING SECURITIES

Pre-clearance

You must pre-clear the purchase or sale of all Covered Securities except Mutual Funds for your own account or any account which you have control or have a beneficial interest.

Access and Non Access Persons must pre-clear all personal securities transactions by submitting a Trade Request Form through CTI iTrade. If you have any questions regarding the use of CTI, please call the CARE Hotline. See Appendix Three for instructions on how to use CTI iTrade.

All pre-clearance approvals are valid for the day you received approval up through "market open" the next business day (e.g., 6:30 a.m. PT, excluding stock market holidays for domestically traded securities).

------------------
6 De Minimis transactions are not exempt from reporting or holding requirements as stated in the Code.

7     See Appendix Two for examples of beneficial ownership.

8 Note: You must inform the Legal/Compliance Department of your initial purchase or participation in the plan. If you were to contribute more to the direct investment plan, you must obtain pre-clearance from the Legal/Compliance Department. You are required to pre-clear your intent to purchase the employee stock within one week of the actual transaction date.

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Investment Management Personnel

Investment management personnel must receive authorization for all Covered Securities transactions except Mutual Funds9 from the Chief Investment Officer ("CIO") or a senior Portfolio Manager ("senior PM").

Investment management personnel must submit an email to the CIO or a senior PM requesting authorization of the personal securities transaction. The CIO or senior PM's reply will be forwarded to the Legal/Compliance Department for pre-clearance. The Legal/Compliance Department will not review the pre-clearance request until this information is received.

30 Day Holding Period For Investment Management Personnel

Investment management personnel may only sell a security including De Minimis transactions, that were held for less than 30 days, if the security is being sold at a loss.

The 30 day holding rule is also applicable to options and shorting.

Options Guidelines:

The 30 day hold period begins from the date the put or call is purchased or sold/written. Not when the option is exercised or expired. To illustrate:

a) Writing covered calls is deemed a sale of the underlying security, so if you have owned the underlying security for greater than 30 days, you may write a covered call on that security, with any expiration.

b) Writing naked puts is deemed a purchase of the underlying security, so if you are to put the shares of the underlying security, the purchase date of the stock put reverts back to the date the naked put was written.

c) Buying a call is deemed a purchase of the underlying security, so if you exercise the call, the purchase date of the stock you receive reverts back to the date you purchased the call.

d) Writing naked calls is speculative in nature. Therefore, the expiration date must be at least 30 days from the opening date of the naked position.

A more detailed discussion of Options is found in Appendix Four.

Shorting Guidelines:

a) If you buy a stock, you may not sell that stock, including short sales against the box, within 30 days, unless you are at a loss.

b) If you sell a stock short, you may not buy it back for at least 30 days, unless you are at a loss.

The Chief Compliance Officer or General Counsel may also grant exceptions to this prohibition upon prior written request.

Special Rules Applicable to Mutual Funds

Access and Non-Access Persons are prohibited from excessive trading in Mutual Funds, regardless of whether those transactions occurred in a single account (e.g. brokerage account, a 401(k) account, a deferred compensation account, etc.) or across multiple accounts in which the employees has a beneficial interest. Excessive trading is defined as the purchase and sale, or sale and purchase, of any Mutual Fund, in any 30 day period. In addition, no employee may engage in transactions that are in violation of a fund's stated policy as disclosed in its prospectus and statement of additional information.

---------------
9 See Special Rules Applicable to Mutual Funds and Trading in Mutual Funds Where NACM is the Sub-Adviser.

Trading in Mutual Funds where NACM is the Sub-Adviser

Access Persons must notify the Legal/Compliance Department if they make investments in any fund NACM sub-advises. Duplicate statements must be provided to the Legal/Compliance department on a quarterly basis. Purchase and sale, sale and purchase, in any 30-day period is considered excessive trading and is prohibited. Systematic purchases/sales are not deemed purchases or sales for purposes of the 30 day hold period.

The Chief Compliance Officer or General Counsel may grant exceptions to this prohibition upon prior written request.

Disclosure of Portfolio Holdings

To prevent improper disclosure of Mutual Fund holdings, NACM has the following policy: for all requests received after the 3rd day of the month, NACM will furnish portfolio holdings as of the end of the prior month; for all requests received before the 3rd day of the month, NACM will furnish portfolio holdings as of the end of the month preceding the prior month.

VI.  PROHIBITED TRANSACTIONS

Blackout Period

You may not enter into a Covered Securities transaction, unless otherwise exempt for your personal accounts if:

1. NACM has engaged in a transaction in the same or an equivalent security for a client account within the last three days, or

2.   The security is on the NACM trading blotter or proposed blotter.

Front-Running

You may not front-run an order being made for or on behalf of a client, even if you are not responsible for the order. Front-Running consists of executing a transaction based on the knowledge of the forthcoming transaction in the same or an underlying security, or other related securities, on behalf of a client.

Misappropriation of Account Opportunity

Portfolio Managers of Small and Mini cap products may not buy a security with a market of less than one billion ($1B) and that is eligible for purchase by any fund or account under their management except with the approval of the Chief Investment Officer or his designee upon a determination that the purchase is not appropriate for any such fund or account.

Inside Information

You may not use material, non-public information about any issuer of securities, whether or not such securities are held in the portfolios of clients or suitable for inclusion in such portfolios, for personal gain or on behalf of a client.

If you believe you are in possession of such information, please contact the Chief Compliance Officer immediately to discuss the information and the circumstances surrounding its receipt. This prohibition does not prevent you from contacting officers and employees of issuers or other investment professionals in seeking information about issuers that is publicly available. (Please refer to Appendix Five for more information).


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


VII. VIOLATIONS OF THE CODE

Any trading-related violation of this Code will be subject to the Fine Schedule and can result in additional penalties ranging from cancellation of the offending trade to termination of your employment. All fines will be paid to the United Way or a United Way charity of your choice. Checks will be submitted to the Legal/Compliance Department and forwarded to the United Way or your selected charity.

Fine Schedule

     First Violation
     ---------------
     o     Disgorgement of profits;
     o     A possible fine of half a percent of base salary up to $500; and
     o Meet with Department Head and the Chief Compliance Officer to discuss and re-sign the Code.

     Second Violation (within 12 months)
     -----------------------------------

     o     Disgorgement of profits;
     o     A fine of one percent of base salary up to $1,000;
     o Meet with Department Head and the Chief Compliance Officer to discuss and re-sign the Code; and
     o     Written warning to personnel file;

     Third violation (within 12 months)
     ----------------------------------
     o     Disgorgement of profits;
     o     A fine of two percent of base salary up to $2,000;
     o Meet with Department Head and the Chief Compliance Officer to discuss and re-sign the Code;
     o     Written warning to personnel file;
     o Prohibition from trading personally for a specific period of time (e.g., six months to one year) except to close out current positions; and
     o     May result in termination of employment with NACM.

VIII. BROKERAGE ACCOUNTS

You must maintain your personal brokerage and trading accounts with a "Designated Broker" (currently Charles Schwab10). If you are a new hire, you must transfer your account(s) to the Designated Broker within a reasonable period of time from your initial commencement of employment. You are responsible for costs associated with transferring their personal brokerage account(s). If you are maintaining a brokerage account other than with a designated broker, you are required to immediately disclose this to the Legal/Compliance Department. Based upon the determination by the Legal/Compliance Department, certain exemptions may be granted that would allow the employee to continue maintaining his or her personal brokerage account(s) with a non-designated broker.

All employees that are maintaining a brokerage or trading account with a non-designated broker must ensure that duplicate copies of account statements and transactional confirms are sent directly to the attention of the Legal/Compliance Department. This requirement does not apply to discretionary or accounts that hold Exempt Securities.

   Accounts that exclusively hold Exempt Securities or are fully discretionary may be maintained at any brokerage house/investment company. These discretionary managed accounts are not subject to the Code; however, you must inform the Legal/Compliance Department of these accounts.


---------------
10   See Appendix Six for details on Designated Brokerage relationship.

IX.  PUBLIC OFFERINGS AND PRIVATE PLACEMENTS

Your participation in a private placement or initial public or secondary offering must have the prior written approval of the Chief Compliance Officer or General Counsel. The form for requesting private transactions approval is attached to this Code (Appendix Seven).

In considering such approval, the Chief Compliance Officer or General Counsel will take into account, among other factors, whether the investment opportunity is available to and/or should be reserved for a client account, and whether the opportunity is being offered to you by virtue of your position.

If you are approved to engage in a personal securities transaction in a private placement or public offering, you must disclose that investment if you play a part directly or indirectly in subsequent investment considerations of the security for a client account. In such circumstances, NACM's decision to purchase or sell securities of the issuer shall be subject to an independent review by a senior NACM member with no personal interest in the issuer. In addition, you may be limited from trading the security.

X.   SERVICE ON BOARDS OF OTHER COMPANIES

You are may not serve on the Board of Directors or Investment Committee of any publicly traded company. If you wish to serve on the Board of Directors or Investment Committee of a privately held "for profit" company, you must first obtain prior written approval from the Chief Compliance Officer or General Counsel. It is not necessary to obtain approval to serve on the Board of Directors of entities such as schools, churches, industry organizations or associations, or similar non-profit boards. However, you must obtain pre-approval to serve on any Investment Committee, whether for a public company, private company, non-profit company, not-for-profit company or a college/university.

XI.  GIFTS

You may not actively seek any gift, favor, gratuity, or preferential treatment from any person or entity that:

o     Does business with or on behalf of NACM;
o Is or may appear to be connected with any present or future business dealings between NACM and that person or organization; or
o     May create or appear to create a conflict of interest.

A gift may be denied or required to be returned or reimbursed if you receive an excessive number of gifts, especially if received from a single source or if the total dollar value of gifts received during a single year is deemed excessive. You may not offer any gifts, favors or gratuities that could be viewed as influencing decision-making or otherwise could be considered as creating a conflict of interest on the part of the recipient.

You must never give or receive gifts or entertainment that would be controversial to either you or NACM, if the information was made public. You should be aware that certain NACM clients might also place restrictions on gifts you may give to their employees.

Gifts in Connection With Mutual Fund Distribution

Any gifts you make in connection with the distribution of Mutual Fund shares may not exceed $100 per person on an annual basis excluding an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment. You must report on a quarterly basis all gifts made in connection with distribution of Mutual Fund shares.

Gift Reporting for Access Persons Only

Access Persons must report on a quarterly basis all gifts, favors, or gratuities valued at $100 or more.

Form 700 filers are required to submit a gift pre-clearance form11 and obtain prior written approval for all gifts, favors, or gratuities. You must obtain approval from your direct supervisor and Legal/Compliance prior to accepting any gift. In the event it is not possible to obtain pre-clearance, you must notify the Legal/Compliance Department of receipt of the gift on the next business day.

Gift Violations for Access Persons

If you fail to properly report these items, the Executive Committee may require you to either donate the fair market value of the item (or the item itself) to charity or directly reimburse the person or entity responsible for giving the item.

XII. FORM 700, STATEMENT OF ECONOMIC INTERESTS

As part of our contracts with various clients within the State of California, Designated Employees must annually file the Form 700, Statement of Economic Interests with the California Fair Political Practices Commission ("Commission"). We have identified the applicable Lead PMs as "Designated Employees." The list of Designated Employees and the portfolios to which this rule applies is available from the Legal/Compliance Department.

The Form 700 is an annual statement requiring disclosure of personal financial information. Furthermore, the Form 700 stipulates that Designated Employees cannot accept more than $340 (for the Year 2004) in gifts in a calendar year from a single source.

XIII. PAY-TO-PLAY

Pay-to-Play is the practice of an investment adviser or its employees giving political contributions for the purpose of obtaining the award or retention of investment advisory contracts by government entities. NACM has adopted the following policies and procedures.

Neither NACM nor any employee of NACM will engage, either directly or indirectly, in any "pay-to-play" activities. .

Firm Pre-Clearance: NACM does not normally make political contributions. However, if at any time NACM makes an exception to this policy and does choose to make a political contribution, the contribution must be pre-cleared via e-mail by the General Counsel or Chief Compliance Officer. In the e-mail, the person requesting the pre-clearance on behalf of NACM will be required to certify that the contribution is not for the purpose of obtaining or retaining NACM's engagement as an investment adviser to a government entity or plan. Other facts relevant to the reason for the contribution should be included.

Employee Pre-Clearance: If you make contributions above $2,000 in any calendar year (each contribution individually, or contributions cumulatively at the point the particular contribution would cause total contributions for the year to exceed $2,000) to any government official (e.g., federal, state, or local) or candidate, that contribution must be pre-cleared via e-mail by the General Counsel or Chief Compliance Officer. In the e-mail, the person requesting the pre-clearance will be required to certify that the contribution is not for the purpose of obtaining or retaining NACM's engagement as an investment adviser to a government entity or plan.


---------------
11   See Appendix Eight.

XIV. REPORTING AND CERTIFICATION

Initial Reporting and Certification for New Employees

Within 10 days following the commencement of employment at NACM, all employees are required to complete and submit a Personal Holdings Report (Appendix Nine).

Annual Reporting and Certification

Annually, all employees are required to complete and submit the Annual Listing of Securities Holdings and Certification of Compliance form to Legal/Compliance (Appendix Ten).

XV.  ADMINISTRATION

The Chief Compliance Officer is responsible for administering this Code.

If you have knowledge of misconduct relating to, or wish to express concern relating to, accounting, internal accounting controls or auditing matters and or a violation of any federal or state securities law or provisions of the Code, you should submit a written complaint expressing such facts and/or concerns to the Chief Compliance Officer. If the Officer or employee prefers or if such complaint implicates the Chief Compliance Officer, the complaint may be delivered in a sealed envelope marked "confidential" to the Chairman of the Audit Committee at Nicholas-Applegate Capital Management, 600 West Broadway, San Diego, CA 92101.

Any complaint submitted will be held in the strictest of confidence.

XVI. ANNUAL BOARD REVIEW

NACM annually prepares a report to the Funds' boards summarizing existing procedures concerning personal trading (including any changes in the Code), highlights material violations of the Code requiring significant corrective action and identifies any recommended changes to the Code.

XVII. AMENDMENTS AND MODIFICATIONS

This Code may be amended or modified as deemed necessary by NACM or the Officers of the Funds, with the advice of Fund counsel, provided such amendments or modifications shall be submitted to the Board of Trustees of the Funds for ratification and approval at the next available meeting. This Code takes into account Rule 17j-1, as amended, under the Investment Company Act of 1940. This Code is effective as of January 31, 2004.

APPENDIX ONE:              FUNDS IN THE ADAM OF AMERICA ORGANIZATION
PIMCO FUNDS: MULTI-MANAGER                        PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT
SERIES ("MMS"                                     SERIES ("PIMS")
CCM Capital Appreciation Fund                     All Asset Fund
CCM Emerging Companies Fund                       All Asset All Authority
CCM Focused Growth Fund                           California Intermediate Municipal Bond Fund
CCM Mid-Cap Fund                                  California Municipal Bond Fund
NACM Flex-Cap Value Fund                          CommodityRealReturn Strategy Fund
NACM Global Fund                                  Convertible Fund
NACM Growth Fund                                  Diversified Income Fund
NACM International Fund                           Emerging Markets Bond Fund
NACM Pacific Rim Fund                             European Convertible Fund
NACM Value Fund                                   European StocksPLUS TR Strategy Fund
NFJ Dividend Value Fund                           Far East (ex-Japan) StocksPLUS TR Strategy Fund
NFJ International Value Fund                      Foreign Bond Fund
NFJ Large-Cap Value Fund                          Global Bond Fund
NFJ Small-Cap Value Fund                          Global Bond Fund II
PEA Growth & Income Fund                          GNMA Fund
PEA Growth Fund                                   High Yield Fund
PEA Innovation Fund                               International StocksPLUS TR Strategy Fund
PEA Opportunity Fund                              Investment Grade Corporate Bond Fund
PEA Renaissance Fund                              Japanese StocksPLUS TR Strategy Fund
PEA Target Fund                                   Long-Term U.S. Government Fund
PEA Value Fund                                    Low Duration Fund
PIMCO Asset Allocation Fund                       Low Duration Fund II
PIMCO Balanced Value                              Low Duration Fund III
PIMCO Core Equity                                 Moderate Duration Fund
PIMCO Disciplined Value                           Money Market Fund
PIMCO International Value                         Municipal Bond Fund
PIMCO Large Cap Value                             New York Municipal Bond Fund
PIMCO Mid Cap Value                               Real Return Asset Fund
PIMCO Small Cap Value                             Real Return Fund
PIMCO Multi-Disciplined Portfolio                 Real Return Fund II
PPA Tax-Efficient Structured Emerging Markets
Fund                                              RealEstateRealReturn Strategy Fund
RCM Biotechnology Fund                            Short Duration Municipal Income Fund
RCM Global Healthcare Fund                        Short-Term Fund
RCM Global Small-Cap Fund                         StocksPLUS Fund
RCM Global Technology Fund                        StocksPLUS Municipal-Backed Fund
RCM International Growth Equity Fund              StocksPLUS Short Strategy Fund
RCM Large-Cap Growth Fund                         StocksPLUS Total Return Fund
RCM Mid-Cap Fund                                  Total Return Fund
RCM Tax-Managed Growth Fund                       Total Return Fund II
TOTAL FUNDS: 39                                   Total Return Fund III
------------                                      Total Return Mortgage Fund
                                                  TOTAL FUNDS: 41
                                                  ------------

APPENDIX TWO:     EXAMPLES OF BENEFICIAL OWNERSHIP

         For purposes of this Code, Beneficial Ownership shall be interpreted in the same manner as the definition contained in the provision of Section 16 of the Securities Exchange Act of 1934 under Rule 16a-1(a) (2).

         Generally, you are considered to have Beneficial Ownership of Securities if you have or share a direct or indirect pecuniary interest in the Securities.

         You have a pecuniary interest in Securities if you have the opportunity to directly benefit or share in any profit derived from a transaction in the Securities.

         THE FOLLOWING ARE EXAMPLES OF A PERSON HAVING BENEFICIAL OWNERSHIP OF
         SECURITIES:

a.       Securities held in the name of the officer or employee of NACM.

b. Securities held by members of your immediate family sharing the same household.

c. Your interest as a general partner in Securities held by a general or limited partnership.

d. Your interest as a manager-member in the Securities held by a limited liability company.

e. Your ownership of Securities as a trustee where either you or members of your immediate family have a vested interest in the principal or income of the trust.

f.       Your ownership of a vested beneficial interest in a trust.

g. Your status as a settler of a trust, unless the consent of all of the beneficiaries is required in order for you to revoke the trust.

--------------------------------------------------------------------------------
You do not have an indirect Pecuniary Interest in Securities held by a corporation, partnership, a limited liability company or other entity in which you hold an equity interest, unless you are a controlling equity holder or you have (or share) investment control over the Securities held by the entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The final determination of Beneficial Ownership is a question to be determined in light of the facts for each particular case. If in doubt, employees should consult with the Legal/Compliance Department.
--------------------------------------------------------------------------------

APPENDIX THREE:   INSTRUCTIONS FOR USING CTI ITRADE

Welcome to iTrade, the automated software system that enables employees the ability to receive quick and efficient notification that their personal transaction request is permitted for trading. Pre-clearance for all employees is based upon requirements contained within the Code. It is important that each employee read and understand the Code of Ethics so that you are fully aware of what the Code requires.

Below are instructions on how to begin using the iTrade system, and instructions on how to enter electronically Personal Securities Transaction Requests.

A.   LOGGING INTO ITRADE

To begin using iTrade, you must first launch the NACM Insider. Under the Submissions section of the home page select Trade Pre-Clearance.

[GRAPHIC] CTI-iTrade Pre-Clearance Form

At the Login Screen, type your Employee Code and your Password. If you require assistance with a login or password, please contact the Legal/Compliance Department

CTI ITRADE LOG-IN SCREEN

B.   TO CHANGE YOUR ITRADE PASSWORD

Click on the Change Password hyperlink on the left frame of the browser screen.

         Step 1: Enter the following information in the fields provided:
                           Current Password;
                           New Password;
                           Verify New Password (to assure that you didn't enter it incorrectly).

         Step 2: Click on the [Change] button. You will either be informed that your password has been changed or you will be given a reason why it could not be changed.

Once your correct Login Name and Password are entered, click on the [Login] button.

If you receive the message "iTrade is currently unavailable", this indicates that iTrade is not available at the current time. Please call the CARE Hotline for assistance with your request.

C.   INITIAL BROKERAGE ACCOUNT CERTIFICATION

When you login to iTrade for the first time, you will be shown a list of brokerage account number(s) that have been associated to your name within iTrade. The list of account(s) represents all accounts that each employee has previously reported to Legal/Compliance, based upon the employee's determination that he or she has Beneficial Ownership. Beneficial Ownership is determined if the employee has an opportunity to directly benefit or share in any profit derived from any security transactions within the account, i.e. Accounts held in the name of the employee, and immediate family sharing the same household. All accounts where the employee is deemed to have Beneficial Ownership are subject to the requirements of the Code.

You will be asked to review the list of accounts and submit a certification that all of your Brokerage Accounts have been properly identified within iTrade. YOU MUST SUBMIT THE ELECTRONIC CERTIFICATION WITHIN 10 DAYS FROM THE DATE OF YOUR FIRST TRANSACTION IS ENTERED INTO ITRADE.

To certify the list of accounts, choose one of the following options:

      1. If the information is complete and accurate, click the [Certify Now] button.

      2. If the information is incorrect and/or needs to be revised click the [Certify Later] button and report any errors or additional brokerage accounts to the Legal/Compliance Department.

D.       SUBMITTING A TRADE REQUEST

Once you have completed the Brokerage Account Certification, iTrade will bring you to the "Request screen". In order to submit a request for pre-clearance, all required fields must be completed. The required fields are as follows:

         1. SELECTING THE SECURITY

         To enter a trade request, you must first enter a ticker symbol in the appropriate field for the security you wish to buy or sell. In order to identify the ticker in the security list, select the ticker for the trade request from the Security Lookup screen:

         This can be done several ways:

         (A) IF YOU KNOW THE TICKER OF THE SECURITY:

                  STEP 1: Type in the ticker and then Click on the [Lookup] button to the right hand side of the field. The system will give you the choices that are close to, or match what you typed.

                  STEP 2: Select the ticker of the security you wish to trade by clicking on the hyperlink.

                  STEP 3: CTI iTrade will fill in the SECURITY NAME, SECURITY CUSIP and SECURITY TYPE automatically on the Trade Request.

         (B) IF YOU DON'T KNOW THE FULL TICKER OF THE SECURITY YOU WOULD LIKE TO
             TRADE:

                  STEP 1: Type in the first few letters followed by an asterisk* and then Click [Lookup]

                            For Example: If you want to buy shares of Intel and all you remember are the first few letters, type in int* then hit [Lookup]

                  STEP 2: If any tickers are found they are displayed on a new screen. Select the hyperlink of the one you want.

                  STEP 3: CTI iTrade will automatically fill in the SECURITY NAME, SECURITY CUSIP and SECURITY TYPE on the Trade Request.

         (C) IF YOU ONLY KNOW THE NAME OF THE SECURITY YOU WOULD LIKE TO TRADE:

                  STEP 1: Go to the SECURITY NAME field, type in an asterisk *, a few letters of the name and another asterisk * (e.g. for American Brands type in *AMER*)

                  STEP 2: Any securities whose name have `AMER' in them will be displayed. Select the hyperlink of the one you want.

                  STEP 3: CTI iTrade will automatically fill in the TICKER, SECURITY NAME, SECURITY CUSIP and Security TYPE on the Trade Request.

         (D) IF THE SECURITY YOU WOULD LIKE TO TRADE IS NOT LOCATED IN THE [LOOKUP] SCREEN YOU WILL NEED TO CONTACT THE CARE HOT-LINE AT
             (619) 744-5565. CARE WILL ADD THE SECURITY TO ITRADE, SO THAT IT CAN DETERMINE IF THE TRADE REQUEST IS PERMISSIBLE.

             CTI ITRADE SCREEN FOR LOCATING A TICKER.

         2.  COMPLETING THE REQUEST ON ITRADE

             In order to complete the Request Screen, the following fields must be completed:

         (a) BROKERAGE ACCOUNT - Click on the dropdown arrow to the right of the field and select the account to be used for the trade.

         (b) TRANSACTION TYPE -  Click on the dropdown arrow to the right of the field and select the type of transaction you wish to make: Buy, Sell, Cover Short, or Sell Short.

         (c) PRICE -             Fill in the anticipated price at which you
                                 expect to execute the trade.

         3.  SUBMITTING THE REQUEST ON ITRADE

             Once all the required fields on the iTrade Request Screen have been completed:

                         STEP 1: Click the [Submit Request] button to send the request through iTrade.

                         STEP 2: A grid displaying the transactional information will appear. Review the information and Click on the [Confirm] button if all appears correct.

                         STEP 3: Notify the CARE team that you have submitted your trade request. Investment Management Personnel must forward an e-mail with CIO or Lead PM approval to CARE.

                         STEP 4:    CARE will review your trade request and
                                    send an e-mail confirming whether or not the trade request has been pre-cleared/ approved for trading through your personal brokerage account.

                                    If you have any questions about a personal trade request, please contact the CARE Hot-Line at (619) 744-5565.

         4.  EXITING WITHOUT SUBMITTING THE TRADE REQUEST

         If a decision is made to not submit the trade request before clicking the [Confirm] button, simply exit from the browser by clicking on the Logout hyperlink on the lower left side of the screen (or click the X button in the upper right corner of the screen).

         5.  STARTING OVER

         To clear everything on the screen and start over, Click the [Cancel] button on the confirmation screen. This will bring you back to the trade request screen. Click the [Clear Screen] button and enter a new trade request.

         6.  VIEW CODE OF ETHICS

         To view the NACM Code of Ethics in iTrade, Click on the View Ethics Code hyperlink on the left frame of your browser screen. If you have any questions please call the CARE Hotline at 619-744-5565.

APPENDIX FOUR:    OPTIONS DISCUSSION

I.   Naked/Short Puts (obligates seller to buy stock at prescribed price)

     o    Functional equivalent of a stop/limit order to purchase stock

     o Violates the Code if you sell and buy back within 30 days (only applicable to investment management personnel)

     o No pre-approval required even if 1,000+ shares (for Access Persons) or 2,000+ shares (for Non-Access Persons) are put back to you. The reasoning is that the 10+ contract position (= 1,000+ shares) or 20+ contract position (=2,000+ shares) has been pre-approved and decision to accept the risk of a put was made prior to and independent of NACM's decision to trade the underlying stock

II.  Long Puts (grants buyer right to sell stock at a prescribed price)

     o Used to protect long positions - the functional equivalent of an insurance policy

     o Violates the Code if you buy a put within 30 days of a purchase decision (only applicable to investment management personnel)

     o Pre-Approval required if employee, prior to expiration, puts 1,000+ (for Access Person) or 2,000+ (for Non-Access Person) shares/below market cap

III. Long Calls (gives owner right to buy stock at prescribed price)

     o    Used when stock price rises to buy at lower strike price

     o Pre-Approval required if you, prior to expiration calls 1,000+ (for Access Person) or 2,000+ (for Non-Access Person) shares/below market cap

IV. Covered Calls (obligates seller to sell stock at prescribed price; seller owns underlying stock)

     o    Used to hedge long position

     o Violates the Code if you write a covered call within 30 days of a purchase decision (only applies to investment management personnel)

     o Stock called within 30 days of its purchase of the stock violates Code (only applies to investment management personnel)

     o No pre-approval required if 1,000+ shares (for Access Persons) or 2,000+ shares (for Non-Access Persons) are called. The reasoning is that the 10+ contract position (= 1,000+ shares) or 20+ contract position (=2,000+ shares) has been pre-approved and decision to accept the risk of a call was made prior to and independent of NACM's decision to trade the underlying stock

V. Naked Calls (obligates seller to sell stock at a prescribed price; seller does not own underlying stock)

     o    Pure speculation against price increase

     o Violates the Code if you write a naked call that expires in less than 30 days (only applies to investment management personnel)

VI. Credit Spreads, Straddles, Combinations (use of multiple contracts with different strikes/expirations/long-short; very complex, too many variations to describe; seller receives + premium)

     o    Can be hedge and speculation

     o    Pre-Approval required for every transaction

     o Pre-Approval denied where contracts expire within 30 days of opening the position (only applies to investment management personnel)

VII. Debit Spreads, Straddles, Combinations (use of multiple contracts with different Strikes/expirations/long-short; very complex, too many variations to describe; seller pays + premium)

     o    Speculation vs. hedge depends on facts and circumstances

     o    Pre-Approval required for every transaction

     o Pre-Approval denied where it's determined the transaction is speculative in nature and contracts expire within 30 days of opening the position, or if NACM is active in the stock (only applies to investment management personnel).

APPENDIX FIVE:    INSIDER TRADING POLICY AND PROCEDURES

A.   POLICY STATEMENT ON INSIDER TRADING ("POLICY STATEMENT")

NACM's Policy Statement applies to every employee and extends to activities both within and outside the scope of their duties. NACM forbids any employee from engaging in any activities that would be considered "insider trading."

The term "insider trading" is generally understood to mean:

o Trading by an insider, while in possession of material non-public information;

o Trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated;

o Recommending the purchase or sale of securities while in possession of material non-public information; or

o    Communicating material non-public information to others (i.e., "tipping").

Who is an Insider?

The concept of "insider" is broad and it includes officers, partners and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs such as lawyers, accountants, and other vendors, and as a result, is given access to information.

What is Material Information?

Generally, information is considered material if: (i) there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions or (ii) it is reasonably certain to have a substantial effect on the price of a company's securities. Information that should be considered material includes, but is not limited to:

o    Dividend changes;
o    Earnings estimates;
o    Changes in previously released earnings estimates;
o    A joint venture;
o    The borrowing of significant funds;
o    A major labor dispute, merger or acquisition proposals or agreements;
o    Major litigation;
o    Liquidation problems; and
o    Extraordinary management developments.

What is Non-public Information?

All information is considered non-public until it has been effectively communicated to the marketplace. Information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, The Wall Street Journal or other publications of general circulation would be considered public. Information in bulletins and research reports disseminated by brokerage firms are also generally considered to be public information.

Basis for Liability

In order to be found liable for insider trading, one must either (i) have a fiduciary relationship with the other party to the transaction and have breached the fiduciary duty owed to that other party, or (ii) have misappropriated material non-public information from another person.

Penalties for Insider Trading

Penalties for trading on, or communicating material non-public information are severe, both for individuals involved in such unlawful conduct and their employers. A person can be subject to several civil and criminal penalties, including fines, permanent bar from the industry, injunctions and jail time.

In addition, any violation of this Policy Statement can be expected to result in serious sanctions by NACM, including dismissal of the persons involved.

B.   PROCEDURES TO IMPLEMENT NICHOLAS-APPLEGATE'S POLICY STATEMENT

The following procedures have been established to aid NACM in preventing:

Identifying Insider Information

Before trading for yourself or others, including for any client accounts managed by NACM, in the securities of a company about which you may have potential insider information, or revealing such information to others or making a recommendation based on such information, you should ask yourself the following questions:

o    Is the information material?

o Is this information that an investor would consider important in making an investment decision?

o Is this information that would substantially affect the market price of the securities if generally disclosed?

o    Is the information non-public?

o    To whom has this information been provided?

o Has the information been effectively communicated to the marketplace by being published in The Wall Street Journal or other publications of general circulation, or has it otherwise been made available to the public?

If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information may be material and non-public, you should take the following steps:

o Report the matter immediately to Legal/Compliance Department and disclose all information that you believe may bear on the issue of whether the information you have is material and non-public;

o Refrain from purchasing or selling securities with respect to such information on behalf of yourself or others, including for client accounts managed by NACM; and

o Refrain from communicating the information inside or outside NACM, other than to the Legal/Compliance Department.

The Chief Compliance Officer and General Counsel will consult as to the appropriate course of action.

Restricting Access to Material Non-Public Information

Information in your possession that you identify, or that has been identified to you as material and non-public, must not be communicated to anyone, except as provided above. In addition, you should make certain that such information is secure.

Supervisory Procedures

The supervisory procedures set forth below are designed to prevent and detect insider trading.

Prevention of Insider Trading

In addition to the pre-approval and reporting procedures specified in the Code concerning personal securities transactions, the following measures have been implemented to prevent insider trading:

1. All employees will be provided with a copy of these policies and procedures regarding insider trading.

2. Legal/Compliance will, as deemed necessary, conduct educational seminars to familiarize employees with NACM's Policies and Procedures. Such educational seminars will target, in particular, persons in sensitive areas of NACM who may receive inside information more often than others;

3. Legal/Compliance will answer questions regarding NACM's Policies and Procedures;

4. Legal/Compliance will resolve issues of whether information received by an employee is material and non-public;

5. Legal/Compliance will review these policies and procedures on a regular basis and update as necessary;

6. Whenever it has been determined that an employee has possession of material non-public information, Legal/Compliance will (i) implement measures to prevent dissemination of such information, and (ii) restrict those from trading in the securities by placing such securities on NACM's Restricted List; and

7. Upon the request of any employee, Legal/Compliance will review any requests for clearance to trade in specified securities and either approve or disapprove.

Reports to Management

Promptly upon learning of a potential violation of NACM's Policies and Procedures, Legal/Compliance will prepare a confidential written report to management, providing full details and recommendations for further action.

APPENDIX SIX:     NACM DESIGNATED BROKERAGE PROGRAM OFFERED BY CHARLES SCHWAB

--------------------------------------------------------------------------------

                          Schwab as a Designated Broker

Nicholas-Applegate Capital Management has chosen Charles Schwab & Co., Inc. as our exclusive designated broker based upon their reputation for offering excellent customer support and innovative products.

Charles Schwab started the business almost 30 years ago with the goal of creating a company that offers individual investors useful, ethical services at a fair price. They provide:

     o    A tremendous range of investments

     o    Expert, personalized advice that's not driven by commission

     o    Research that in the past was typically only available to institutions

AS A NICHOLAS-APPLEGATE CAPITAL MANAGEMENT EMPLOYEE YOUR SPECIAL BENEFITS
INCLUDE:

     o Toll-free access to an assigned Schwab service team familiar with your program's special benefits at 1-888-621-3933

     o    A customized website for NACM employees:
          www.schwabdesignatedbrokerage.com/6226

     o    Preferred pricing on electronic equity trades*

     o    Preferred pricing on Exchange Traded Funds(ETFs)1 **

     o    Preferred rates on financial planning and consultation services***

     o A variety of seminars, including research and advice workshops to help you get the most out of Schwab.

WAYS TO GET STARTED

1.   Call 1-888-621-3933 and indicate you are a NACM employee. Or;

2. Visit a local Schwab Investor Center listed below and indicate you are a NACM employee. Or call 1-888-621-3933 to set up an appointment at an Investor Center near you. Or;

3. Go to the special NACM website at www.schwabdesignatedbrokerage.com/6226 to find online forms. Then follow the Opening an Account instructions below.

OPENING AN ACCOUNT

|X| Complete the account application(s) To ensure you receive your special benefits, please indicate that you are an employee of " NACM " when completing the securities industry regulations section of each account application.

|X| You DO NOT need to send Schwab a Rule 407 letter. Schwab has a blanket Rule 407 letter on file for NACM employees.

|X| Complete the account transfer form(s) if you are transferring assets to Schwab.

|X| Sign all account applications and transfer forms. Schwab requires an original signature.

|X| If transferring accounts, please include a copy of the latest statement from the account you are transferring.

|X|  Mail to:
               Charles Schwab & Co., Inc.
               Designated Brokerage
               P.O. Box 2976
               Phoenix, AZ 85062-2976

All paperwork must be received before your account can be activated.

INVESTMENTS YOU CAN TRANSFER TO A SCHWAB ACCOUNT

These assets can usually be transferred directly to a Schwab account:

     |X|  Stocks and bonds

     |X| Any mutual fund available through Schwab. If you find your funds on our list of funds available at Schwab, you can transfer them to Schwab

     |X|  Unit investment trusts

     |X|  Options (pre-approval is necessary to trade options at Schwab)

     |X| Registered limited partnerships and promissory notes (set up and maintenance fees apply)

     |X|  Master limited partnerships and exchange-traded REITs

     |X|  Ginnie Mae and Fannie Mae certificates

     |X|  Certificate of deposit proceeds (cash)

These assets cannot usually be transferred directly to a Schwab account:

     |X|  Money market funds

     |X|  Mutual funds not available at Schwab

     |X|  Commodities

     |X|  Foreign currency options

     |X|  Most private placement limited partnerships

     |X|  Investment products offered exclusively by other institutions

     |X|  Annuities

THE CLOSEST BRANCHES TO NACM OFFICE LOCATIONS ARE LISTED BELOW. Please be sure to identify yourself as part of the NACM Designated Brokerage program.

SAN DIEGO                            LA JOLLA VILLAGE             LA JOLLA UNIVERSITY       DEL MAR HEIGHTS
8954 Rio San Diego Drive, Suite 100  7777 Fay Avenue, Suite A     TOWNE CENTER              12230 El Camino Real,
San Diego                            La Jolla                     4380 La Jolla Village     Suite 130
                                                                  Drive, Suite. 110         San Diego
                                                                  San Diego

RANCHO BERNARDO                      CHICAGO WACKER DRIVE         CHICAGO                   CHICAGO
16959 Bernardo Center Dr.            (LOOP)                       Xerox Building            444 N Michigan Ave,
San Diego                            150 S Wacker Dr              55 W Monroe St            Suite 3250

NEW YORK, NY                         NEW YORK, NY                 NEW YORK, NY              NEW YORK, NY
1211 Avenue of the                   60 E. 42nd Street            2 Penn Plaza              300 Park Avenue
 Americas                            Near 5th Avenue                                        at 50th Street

NEW YORK, NY                         NEW YORK, NY                 NEW YORK, NY              NEW YORK, NY
330 Madison Ave.                     Lincoln Center               1360 Third Street         46 Wall Street
(by appt. only)                      1886 Broadway                at 77th Street

SAN FRANCISCO                        SAN FRANCISCO
101 Montgomery St.                   200 California St.
San Francisco                        San Francisco

All information as of January 2004.

*Commission discount applies only to equity trades placed through schwab.com, Schwab wireless, Schwab software or Schwab-by-phone.

**Commission discounts apply to ETF trades in the same channels as for equity trades plus the Telebroker channel.

***You must open a brokerage account to receive these services. Your account will be a brokerage account and not an investment advisory account. The Personal Financial Plan service, however, is a separate investment advisory service regulated under the Investment Advisers act of 1940.

1. Exchange Traded Funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. Investments in foreign investments may incur greater risks than domestic investments. Past performance is no guarantee of future results. For information specific to ETFs refer to http://www.amex.com.

APPENDIX SEVEN:   PRIVATE PLACEMENT AND PRIVATE SECURITIES TRANSACTION FORM

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES

PLEASE NOTE THAT IF THE COMPANY YOU ARE INVESTING IN PRIVATELY DECIDES TO GO PUBLIC, YOUR ACTIVITIES IN THE IPO WILL BE RESTRICTED. IN ADDITION, THIS PRIVATE PLACEMENT WILL BE PLACED ON NACM'S RESTRICTED SECURITY LIST.

Name: _______________________________________
Position/Title:  ____________________________
Date: _______________________________________

[ ] I request permission to engage in a private securities transaction as outlined below.
     Attach any supporting documents to this form and return to the Legal/Compliance Department.)

Name of Company: ____________________________
Amount of Initial Investment: _______________
Note: you must fill out a new form for any additional investments

   SIGNATURE: ____________________________________

[ ] I request permission to accept compensation for a private securities transaction, the details of the private securities transaction (including at least page 1 of the prospectus) are outlined below and attached to this form:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                    Approval

--------------------------------------------------------------------------------

Approval has been                    [ ] Granted                     [ ] Denied

CHARLES H. FIELD, DEPUTY GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER

______________________________________________       Date: ________________
Signature

-OR-

E. BLAKE MOORE, JR., GENERAL COUNSEL

______________________________________________       Date: ________________
Signature

FOR REGISTERED REPRESENTATIVES

NAS Principal

_______________________________________________      Date: _________________
Print Name, Signature

APPENDIX EIGHT:   GIFT APPROVAL

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES

                                  GIFT APPROVAL

                   This form is required for Form 700 filers.

 You must obtain approval from your direct supervisor and the Legal/Compliance
                    Department prior to accepting any gift.

------------------------------------------------------------------------------ -----------------------------------


-----------------------------------------    ------------------------------    -----------------------------------
NAME                                         GIFT/EVENT                        DATE OF RECEIPT/EVENT
-----------------------------------------    ------------------------------    -----------------------------------



-----------------------------------------    ------------------------------    -----------------------------------
TITLE/POSITION                               GIFT FROM/HOST                    FAIR MARKET VALUE $
-----------------------------------------    ------------------------------    -----------------------------------

TEL #                   FAX #
--------------------    ----------------

------------------------------------------------------------------------------------------------------------------
COMMENTS
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------

I confirm that the above-described proposed gift/event is consistent with the policies described in the Code of Ethics for NACM, the Trust, Nicholas-Applegate Mutual Funds, or NAS and that I have made no commitments on behalf of the Firm in exchange for the gift/event.



------------------------------------------  ------------------------------------
Signature, Print Name                       Date


APPROVED:


------------------------------------------  ------------------------------------
Signature - Department Head                 Date



RECEIVED BY COMPLIANCE


------------------------------------------  ------------------------------------
Legal/Compliance Officer                    Date

APPENDIX NINE:    INITIAL ACKNOWLEDGEMENT FORMS

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES

                      INITIAL ACKNOWLEDGEMENT CERTIFICATION
            CODE OF ETHICS AND INSIDER TRADING POLICY AND PROCEDURES



I hereby certify that I have read and understand the attached Nicholas-Applegate Code of Ethics and Insider Trading Policy and Procedures (the "Code"). Pursuant to such Code, I recognize that I must disclose or report all personal securities holdings and transactions required to be disclosed or reported hereunder and comply in all other respects with the requirements of the Code. I understand that any failure to comply in all aspects with the foregoing and these policies and procedures may lead to sanctions including dismissal. I hereby agree to abide by all of the Code's requirements as it relates to my employment with NACM.

Date:    _____________________  Signature_______________________________________



                                Print Name: ____________________________________

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES

                               INITIAL LISTING OF
                          PERSONAL SECURITIES HOLDINGS,
                       MUTUAL FUND AND BROKERAGE ACCOUNTS

I hereby certify that the following is a complete and accurate listing as of the date hereof, of all beneficially owned brokerage accounts or Mutual Fund accounts and Covered Securities held therein. I understand that I must provide this information to my local compliance department no later than ten (10) calendar days after my start date. Failure to comply within this time period will be considered a violation of the Nicholas-Applegate Code of Ethics.

I.   BROKERAGE AND MUTUAL FUND ACCOUNTS MAINTAINED:  Check the applicable box.

[ ]      I do not maintain a personal brokerage or Mutual Fund account.

[ ] I maintain the following brokerage accounts or Mutual Fund accounts with brokerage facilities. (List or attach the most recent account statement containing ALL information required below.)

                                                                        Relationship
  Name on Account     Name of Brokerage Firm     Account Number(s)      to Account Holder
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

Use additional sheets if necessary.

II. SECURITIES OWNED: List each Covered Security held in the account(s) listed above or attach the most recent brokerage or Mutual Fund account statement(s) containing ALL information required below:

                            Security Type                           Market Value or
Security Name               (CS, Bond, MF, etc.)      # of Shares   Principal Amount      Date Acquired
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

Use additional sheets if necessary.

Except where exceptional circumstances exist, accounts are required to be held with a Designated Broker. Accordingly, unless I am granted approval to maintain accounts outside of a Designated Broker, I agree to transfer them as soon as possible (generally thirty days or less) to a Designated Broker. Pending transfer of these accounts to a Designated Broker, I will not effect any brokerage transactions in these accounts and I will arrange for the Legal/Compliance Department to receive a duplicate copy of monthly statements for each such account.

III. Request to Maintain Outside Brokerage Accounts: I hereby request approval to maintain one or more of the brokerage accounts listed in Section I above, based on the following: Please check all that apply.

     [ ] The account is independently managed and I am not involved in investment selections through recommendation, advice, prior review or otherwise, or I am a passive beneficiary of the account and am not involved in the investment decisions.

          List account(s):

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------


          Name of Investment Manager and/or family relationship:

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------

     [ ] A participant in the account is employed by another asset management firm or brokerage firm that requires the account to be maintained at such firm. I will arrange for duplicate confirmations and monthly statements to be sent to the Legal/Compliance Department.

          List account(s):

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          [ ] Other (explain)

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          List account(s):

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------

    By signing this form, I acknowledge that I have received and understand the Nicholas-Applegate Code of Ethics and Insider Trading Policy and Procedures. I agree to abide by the provisions of the Code and to promptly notify the Legal/Compliance Department of any changes to the above information.

    ----------------------------------------                  -------------
    Signature                                                 Date

    ----------------------------------------
    Print Name

    ----------------------------------------
    Title

    ----------------------------------------------------------------------------
    LEGAL/COMPLIANCE:

    [ ] Approved        [ ] Not Approved

    -----------------------------------
    Signature

APPENDIX TEN:     ANNUAL CERTIFICATION FORMS

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          NICHOLAS-APPLEGATE SECURITIES

                      ANNUAL LISTING OF SECURITIES HOLDINGS
                         AND CERTIFICATION OF COMPLIANCE

I hereby acknowledge that I have read and understand the Nicholas-Applegate Code of Ethics and Insider Trading Policy and Procedures (the "Code") and recognize the responsibilities and obligations incurred by my being subject to the Code. Furthermore, I certify that I have complied with the requirements of the Code for the year ended December 31, ____, and that I have disclosed or reported all personal securities holdings and transactions required to be disclosed or reported hereunder, and complied in all other respects with the requirements of the Code. I further certify that I understand the amendments and new rules regarding Mutual Funds dated January 31, 2004 and will adhere to the trading restrictions in the open-end registered funds that I own and will not engage in any excessive trading in any funds that I have invested in.

For personal securities account(s) held at Charles Schwab & Co. or a pre-approved non-designated broker(s), I hereby authorize delivery of transactional confirms and account statement(s) in such account(s) to the Legal/Compliance Department as deemed necessary pursuant to Rule 204-2(a)(12) of the Investment Advisors Act of 1940. I acknowledge that all of my personal securities accounts are reflected completely and accurately as shown below and all securities beneficially owned by me are reflected accurately in such accounts (see below). I also agree to cooperate fully with any investigation or inquiry as to whether a possible violation of the Code has occurred.

--------------------------------------------------------------------------------

A. BROKERAGE AND MUTUAL FUND ACCOUNTS MAINTAINED: Check the applicable box.

[ ]      I do not maintain a personal brokerage or Mutual Fund account.

[ ] I maintain the following brokerage account(s) or Mutual Fund account(s) with brokerage facilities. (List or attach the most recent account statement containing ALL information required below.)

                                                               Relationship
  Name of Account     Account Held At     Account Number       to Account Holder
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Use additional sheets if necessary.

B.    SECURITIES OWNED:  Check the applicable box.

[ ] The Legal/Compliance Department has access to my transactions in Covered Securities that are held and traded in my personal securities account(s) with Charles Schwab & Co. or with any other brokerage firm that is providing duplicate copies of transactional confirmations and account statements for my personal securities account(s) to Legal/Compliance Department as shown above.

[ ] The Legal/Compliance Department does not receive any securities holdings or transactional information on my beneficially owned account(s). Therefore, I have attached a list of all Covered Securities that are beneficially owned by me in such account(s) that are shown above.

C.   PRIVATE SECURITIES TRANSACTIONS:  Check the applicable box.

[ ]  I have not engaged in any private securities activities.

[ ]  I have not received any compensation for any private securities activities.

[ ] Yes, I do presently engage in and/or receive compensation for private securities activity, details which are listed below.

          -----------------------------------------------------------------

          -----------------------------------------------------------------

          -----------------------------------------------------------------


D.   OUTSIDE BUSINESS ACTIVITY:   Check the applicable box.

[ ]  I have not accepted any outside employment or compensation.

[ ]  I have accepted employment and/or compensation at the following:

            Name of Company/Entity:
            --------------------------------------------------------------------

            General Description of Company/Entity:

            --------------------------------------------------------------------

            Main Responsibilities:

            --------------------------------------------------------------------

            Compensation (if any):

            --------------------------------------------------------------------

            Start Date:

            --------------------------------------------------------------------


Date: __________                    _______________________________________
                                    Signature

                                    _______________________________________
                                    Print Name

================================================================================
Legal/Compliance Use Only:

Permission from Legal/Compliance has been          Approved        Declined

Legal/Compliance Approval by (sign and print): __________________ Date: ________

NAS Principal (sign and print): _________________________________ Date: ________

================================================================================

           SCHEDULE RE EDUCATION AND BUSINESS HISTORY - ALLAN D. ENGEL
           -----------------------------------------------------------

EDUCATION:

     North High School, Omaha, Nebraska
     Creighton University, Omaha, Nebraska, BSBA 1974
     Creighton University, Omaha, Nebraska, JD 1976

POSITIONS:

     Activa Mutual Fund Trust, 2905 Lucerne SE, Grand Rapids, Michigan 49546, President, Secretary, Treasurer, and Trustee.

     Activa Holdings Corp., 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President and Secretary.

     Plaza Towers Corp., 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President, Secretary, and Director.

     Plaza Towers Realty, 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President, Secretary and Director.

     Meadowbrooke Corp., 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President, Secretary, and Director.

     Ja-Ri Corporation, 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President and Secretary.

     H.I., Inc., 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President and Secretary.

     Amway Investment Inc., 2905 Lucerne SE, Grand Rapids, Michigan 49546, Vice President, Secretary and Assistant Treasurer.

     Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Senior Manager-Investments and Real Estate (1991 - 2000).

SCHEDULE RE BUSINESS HISTORY AND EDUCATION
             J.P. MORGAN INVESTMENT MANAGEMENT INC.

Education and Business Background of Individuals who Determine General Investment Advice Given to Clients:

ANDERSON, KENNETH W. (born 1948)
Education:
Harvard Business College (MBA 1976)
Harvard College (BA 1970)

Business Background:

Mr. Anderson joined the investment research department of Morgan Guaranty's Trust and Investment Division in 1976. Named as an Assistant Vice President in 1978, he moved to the Equity and Balanced Investment Management Group and was named Vice President in 1980 and Managing Director in 1985. From 1987 to 1997, he was head of J.P. Morgan Investment Management Inc.'s London office. Mr. Anderson is currently head of Global Investments, and a Managing Director of J.P. Morgan Investment Management Inc.

AZELBY, JOSEPH K. (born 1962)
Education:
New York University (MBA 1991)
Harvard University (BA 1984)

Business Background:
Mr. Azelby is currently head of J.P. Morgan Investment Management's Real Estate Investment business. Mr. Azelby chairs the Real Estate Group's Executive Committee and Real Estate Coordination Committee, respectively. Prior to joining the Real Estate Group, Mr. Azelby led the Mortgage Investment Strategy Group where, as a portfolio manager, he specialized in both public and private mortgages and other asset-back securities. He joined Morgan in 1985 after playing in the National Football League for the Buffalo Bills. Mr Azelby is a Managing Director of J.P. Morgan Investment Management Inc.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.

Education and Business Background of Individuals who Determine General Investment Advice Given to Clients:


OSWALD, RICHARD (born 1949)
Education:
Rochester Institute of Technology (MBA, 1979)
University of Toronto (BA, 1971)

Business Background:
Mr. Oswald is currently located in London and is Head of International Fixed Income and a Managing Director of J.P. Morgan Investment Management. Prior to assuming his current responsibilities, Mr. Oswald was located in New York and served as the Head of Short-Term Fixed Income for J.P. Morgan Investment Management. Prior to joining J.P. Morgan Investment Management, Mr. Oswald was with CBS Inc., where he served as Corporate Treasurer and President of the company's investment subsidiary. In this capacity, he managed a portfolio invested in a broad range of fixed income securities including preferred stocks and tax-exempt bonds. Before this, Mr. Oswald also held financial positions with Primerica Corporation and PricewaterhouseCoopers. Mr. Oswald is a Certified Public Accountant.

SKIBELI, HELGE (born 1961)
Education:
University of Wisconsin (MBA, 1990)
Norwegian School of Management (MA, 1986)

Business Background:
Mr. Skibeli joined JP Morgan Chase in 1990. He is currently head of U.S. Equity Research and a Managing Director of J.P. Morgan Investment Management. Prior to assuming his current responsibilities, Mr Skibeli was head of both the Pacific Rim (excluding Japan Research), and head of both JP Morgan Investment Management (Singapore) and Investment for Asia Pacific (excluding Japan), respectively. Previously, he was an analyst in the Equity Research Department in London. Mr. Skibeli holds a Chartered Financial Analyst designation.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.

Education and Business Background of Individuals who Determine General Investment Advice Given to Clients:


UNREIN, LAWRENCE M. (born 1956)
Education:
Wharton School, University of Pennsylvania (MBA, 1988)
State University of New York (BA, 1979)

Business Background:
Mr. Unrein is a Managing Director and a Director of J.P. Morgan Investment Management. Mr. Unrein joined J.P. Morgan Investment in 1997 as a Vice President. He is the head of the Private Equity Group. Prior to joining J.P. Morgan Investment Management in 1997, Mr. Unrein spent 17 years with AT&T Investment Management Corp. (ATTIMCO), an investment management subsidiary of AT&T, where he was responsible for managing the public and private equity and fixed income portion of $80 billion in corporate employee benefit funds. He also holds a Chartered Financial Analyst designation, and is a Certified Public Accountant.

FORERO, PABLO (born 1956)
Education:
Madrid UAM University (Master, 1980)

Business Background:
Mr. Forero is Chief Investment Officer of JPMorgan Fleming Asset Management International Equities and is also th eDeputy Global Head of Equities. Mr Forero is a Managing Director of J.P. Morgan Investment Management and Director of J.P. Morgan Fleming Asset Management (London) Limited ("JPMFAM(L)"). Mr. Forero joined J.P. Morgan -- Investment Management in 1990 as head of Investment Management for Spain and Portugal. Prior to his current responsibilities, he was responsible for multi asset accounts business in Europe. Prior to joining J.P. Morgan Investment Management, Mr. Forero spent six years at Manufacturers Hanover Trust Bank as head of Global Markets.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.


Education and Business Background of Individuals who Determine General Investment Advice Given to Clients:


PORTER, MARTIN R. (born 1957)
Education:
University of Wales, Aberystwyth (BSc (Hons) Economics 1978)

Business Background:
Mr. Porter is the Global Head of Equities and Chief Investment Officer of the equity and balanced investment process globally for the JPMorgan Fleming Asset Management business. He is also Director of J.P. Morgan Investment Management Limited and JPMFAM(L). An officer of J.P. Morgan Chase & Co. since 1984, Mr. Porter previously held a number of positions in the organization including Director of Jardine Fleming Group and President of Jardine Fleming Investment Trust and Advisory Company Limited, Tokyo. Prior to joining J.P. Morgan Chase & Co., Mr. Porter was employed with Guardian Royal Exchange as an Investment Analyst and was subsequently appointed Fund Manager.

BERNSTEIN, SETH P. (born 1961)
Education:
Haverford College (BA 1984)

Business Background:
Mr. Bernstein is currently the Chief Executive Officer of J.P. Morgan Investment Management Global Fixed Income, which includes fixed income activities of JPMIM and affiliated investment advisors that share JPMIM's portfolio and trading platform, and a Managing Director of J.P. Morgan Chase & Co. Previously, Mr. Bernstein was the Chief Financial Officer of J.P. Morgan Chase's Investment Management & Private Banking business ("IMPB"), which incorporates JPMorgan Fleming Asset Management and JPMorgan Private Bank. He also held a variety of roles in the Investment Bank, including the role as head of the coverage team, which managed J.P. Morgan Chase & Co.'s relationships with U.S. & Canadian telecom services companies. Mr. Bernstein joined J.P. Morgan in 1984 and has since undertaken assignments with the private placement group, equity capital markets group, and later led J.P. Morgan's emerging markets and non-investment grade underwriting activities.

COOK, PATRICIA L. (born 1953)
Education:
New York University (MBA 1977)
St. Mary's College (BA 1975)

Business Background:
Ms. Cook is currently the Chief Investment Officer of JPMFAM Global Fixed Income and a Managing Director of J.P. Morgan Investment Management. Prior to joining J.P. Morgan Investment Management, Ms. Cook served as CIO of Prudential Financial's fixed income investment management business for the past two years. Prior to that, Ms. Cook spent ten years at Fischer Francis Trees & Watts, where she held a variety of senior fixed income roles. She began her investment career at Salomon Brothers for twelve years in a variety of fixed income investment capacities.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.


Education and Business Background of the Board of Directors and Other Chief
Officers:

SPENCER, ANDREW (born 1964)
Education:
University of Nottingham (BA Economics 1986)

Business Background:
Mr. Spencer is currently the Chief Investment Officer of J.P. Morgan Investment Management's U.S. retail business as well as Managing Director of J.P. Morgan Investment Management. Previously, Mr. Spencer was head of the JPMF European Equity Group as well as head of U.K. equities for Fleming Investment Management. He also served as investment manager with the U.K. Retail Team before becoming head of this team and chairman of the FIM Sector and Themes Committee. Mr. Spencer was also responsible for strategy and research on the Pacific Desk and was an investment manager with responsibility for Commodity Share Funds. As an investment analyst, Mr. Spencer researched Australia, Canada and the commodities sector for two years.

JONES, CHRISTOPHER M.V. (born 1960)
Education:
Cambridge University (BA History)

Business Background:
Mr. Jones is currently a Managing Director of J.P. Morgan Investment Management's Small Cap Investment Team. Since joining Fleming in 1980, Mr. Jones has worked with a number of its affiliates. From 1986 to 1991 he was the Senior Vice President and Investment Manager with Fleming Asset Management. From 1982 to 1986 he was an Investment Manager with Robert Fleming Investment Management. Mr. Jones holds a chartered Financial Analyst designation.

SIMON, JONATHAN K.L. (born 1959)
Education:
Oxford University (MA Mathematics)

Business Background:
Mr. Simon is currently a Managing Director of J.P. Morgan Investment Management. Since joining Fleming in 1980, Mr. Simon has worked with a number of its affiliates. From 1987 to 1991 he was a Senior Vice President and Investment Manager with Fleming Asset Management. From 1986 to 1991 he was Investment Manager with Robert Fleming Investment Management. Prior to that, from 1980 to 1983 Mr. Simon was an Investment Analyst with Robert Fleming Investment Management.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.


Education and Business Background of the Board of Directors and Other Chief
Officers:

GEORGE GATCH (born 1962)
Education:
Washington University (BA 1986)

Business Background:
Mr. Gatch is Director and Managing Director of J.P. Morgan Investment Management. He is also the President of JP Morgan Funds. He joined J.P. Morgan in 1986, and has since held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, among other positions in business management, marketing, and sales.

GUERNSEY, EVENLYN (born 1955)
Education:
Smith College (BA Economics 1977)

Business Background:
Ms. Guernsey is currently President, Managing Director, and Director of J.P. Morgan Investment Management, and Chief Executive Officer of Institutional Sales and Services. She is also President and Director of J.P. Morgan Fleming Asset Management Holdings Inc. and J.P. Morgan Fleming Asset Management (Asia) Inc.; Managing Director of JPMorgan Chase Bank; and Director of J.P. Morgan Institutional Investments Inc., previously known as J.P. Morgan Advisors Inc., and JPMAC Holdings Inc. Ms. Guernsey joined J.P. Morgan in 1977.

SCIBETTA, PAUL L. (born 1961)
Education:
University of Pittsburgh School of Law (JD 1991)
James Madison University (BS 1983)

Business Background:
Mr. Scibetta is a Managing Director of J.P. Morgan Investment Management and the head of legal for J.P. Morgan Chase & Co.'s asset management business in the Americas. He is also the Chief Fiduciary Officer for JPMFAM's global business. Prior to joining J.P. Morgan Investment Management in June 2001, Mr. Scibetta served as head of legal for J.P. Morgan's asset management and private banking business in Europe (based in London) from 1999 to 2001 and in Asia (based in Tokyo) from 1997 to 1999. Mr. Scibetta has also held an associate position at the law firm fo Cleary Gottlieb Steen & Hamilton from 1992 to 1997.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.


Education and Business Background of the Board of Directors and Other Chief
Officers:

ROBERTS, ANTHONY M.L. (born 1954)
Education:
South Bank Polytechnic (Postgraduate Diploma in Management Studies 1987) University of Liverpool (LLP (Hons) Law 1975)

Business Background:
Mr. Roberts is currently a Managing Director and Associate General Counsel and Head of Legal for J.P. Morgan Chase & Co.,s global asset management business. Mr. Roberts joined the investment banking arm of Jardine Fleming in 1993 and became Group General Counsel of Jardine Fleming in 1996. In the course of the subsequent mergers, Mr. Roberts has served as Group Head of Legal for Fleming, Head of Legal for Chase Fleming and , immediately prior to his current appointment in 2003, Head of Legal for the JPMorgan Fleming Asset Management business in Europe, Asia and Japan. Mr. Roberts was admitted as a Solicitor in England and Wales in 1978 and also in Hong Kong in 1988.

SMITH, THOMAS (born 1955)
Education:
St. John's University (BS, Accounting/Economics 1977)

Business Background:
Mr. Smith is the Chief Compliance Officer for J.P. Morgan Chase & Co.'s investment management business in the Americas and a MANAGING DIRECTOR of J.P. Morgan Investment Management and JPMorgan Chase Bank. Prior to joining - J.P. Morgan Investment Management in 1996, Mr. Smith worked in the Investment Management - Risk Management/Compliance group for The Chase Manhattan Corporation. Mr. Smith has also served in various financial management and internal audit capacities, respectively in the pharmaceuticals and fleet rental industries. Mr. Smith is a Certified Public Accountant and a Certified Financial Planner.

KINNEAR, ROY (born 1963)
Education:
Aberdeen University in Scotland (MA Accountancy and Economics 1984)

Business Background:
Mr. Kinnear is the Treasurer of J.P. Morgan Investment Management. He is also the head of finance for the U.K. and the U.S. Mr. Kinnear joined JPMorgan Chase in 1994 and was the Group Finance Controller (Jardine Fleming) until 1999. From 1989 to 1992 Mr. Kinnear was Senior Manager at PricewaterhouseCoopers.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT INC.


Education and Business Background of the Board of Directors and Other Chief
Officers:


WHITE, MARK BARRY EWART (born 1955)
Education:
St. Johns College at Oxford University (MA Politics, Philosophy, and Economics,
1976)

Business Background:
Mr. White is currently a Director of J.P. Morgan Investment Management, and the Head of International Institutional Business for JPMFAM He is also the President, Chief Executive Officer, and Director of JPMFAM(L). He is responsible for institutional clients in EMEA (Europe, Middle East and Africa), Asia, and Japan. He joined Fleming in 1976 as a research analyst and has since held various positions within the business. In June 2002, Mr. White was appointed Director of J.P. Morgan Trust Bank Limited and J.P. Morgan Fleming Asset Management (Japan) Limited. Previously Mr. White was the Chief Executive of JF Asset Management and Chased Fleming Asset Management (UK) Ltd. In 1996 he was appointed Chief Operating Officer of JF Asset Management Limited. In 1993 he was investment director of Save & Prosper Group Ltd. and the Fleming Flagship Fund in London. Mr. White was a founder Director of Jardine Fleming Unit Trusts Ltd., in 1998, based in Hong Kong, where he was appointed Director of Jardine Fleming Holdings Ltd. in 1985. Mr. White was a member of Fleming Investment Management's International Portfolios Group in 1983, in London. In 1980 he was appointed Vice President of Rowe Price-Fleming International based in the U.S.

                          SCHEDULE RE BUSINESS HISTORY

                      MCDONNELL INVESTMENT MANAGEMENT, LLC

MCDONNELL INVESTMENT MANAGEMENT, LLC ("McDonnell") is a sub-adviser for the Registrant's Intermediate Bond Fund. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Investment Advisers Act of 1940.

NAME AND POSITION WITH                                                              CONNECTION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         OTHER COMPANY
Dennis John McDonnell                 Union Bancorp, Inc.                           Chairman and Director
Manager and Chairman

                                      Trans Pacific Bancorp                         Director

                                      Merritt Research Services, LLC                Executive Committee
                                                                                    Member

                                      MCM Group, Inc.                               Director
                                      (Through 12/01)

                                      McCarthy, Crisanti & Maffei, S.A.             Director
                                      (Through 12/01)

                                      MCM Asia Pacific Co., Ltd.                    Director, Chairman
                                      (Through 12/01)

                                      Global Decisions Group LLC                    Director
                                      (Through 12/01)

Edward Allen Treichel                 Van Kampen Management Inc.                    Senior Vice President
President and CEO                     (Through 10/31/01)

                                      Van Kampen Funds Inc.                         Agent
                                      (Through 10/31/01)

                          SCHEDULE RE BUSINESS HISTORY
                      MCDONNELL INVESTMENT MANAGEMENT, LLC
NAME AND POSITION WITH                                                              CONNECTION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
Michael Paul Kamradt                    Van Kampen Management Inc.                  Senior Vice President
Executive Managing Director             (Through 10/31/01)
and Chief Investment Officer
                                        Van Kampen Asset Management Inc.            Senior Vice President
                                        (Through 10/31/01)

                                        Van Kampen Investment Advisory              Senior Vice President
                                        Corp. (Through 10/31/01)

                                        Van Kampen Funds Inc.                       Agent
                                        (Through 10/31/01)

John Martin McCareins                   Van Kampen Management Inc.                  Senior Vice President
Executive Managing Director             (Through 10/31/01)
and Chief Marketing Officer

                                        Van Kampen Funds Inc.                       Agent
                                        (Through 10/31/01)

James Joseph Boyne                      Van Kampen Management Inc.                  Senior Vice President &
Executive Managing Director,            (Through 2/02/01)                           Deputy General Counsel
General Counsel & CCO

                                        Van Kampen Investment Advisory              Senior Vice President &
                                        Corp. (Through 2/02/01)                     Deputy General Counsel

                                        Van Kampen Investments Inc.                 Senior Vice President &
                                        (Through 2/02/01)                           Deputy General Counsel

                                        Van Kampen Funds Inc.                       Senior Vice President &
                                        (Through 2/02/01)                           Deputy General Counsel

                                        Van Kampen Advisors Inc.                    Senior Vice President &
                                        (Through 2/02/01)                           Deputy General Counsel

                          SCHEDULE RE BUSINESS HISTORY
                      MCDONNELL INVESTMENT MANAGEMENT, LLC
NAME AND POSITION WITH                                                              CONNECTION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY

James Joseph Boyne                      Van Kampen Asset Management                 Senior Vice President &
(continued)                             Inc. (Through 2/02/01)                      Deputy General Counsel

                                        Van Kampen Investor Services Inc.           Senior Vice President &
                                        (Through 2/02/01)                           Deputy General Counsel

                                        Van Kampen Insurance Agency of              Senior Vice President &
                                        Illinois Inc. (Through 2/02/01)             Deputy General Counsel

                                        Van Kampen Recordkeeping                    Senior Vice President &
                                        Services, Inc. (Through 2/02/01)            Deputy General Counsel

F. Brian Cerini                         Western International Securities, Inc.      Independent Contractor
Managing Director                       (Through 04/30/02)

                                        Bluebase Systems Incorporated               President
                                        (Through 04/30/02)

Peter Lydon Clerkin                     Van Kampen Management Inc.                  Vice President
Managing Director                       (Through 10/31/01)

                                        Van Kampen Funds Inc.                       Agent
                                        (Through 10/31/01)

                          SCHEDULE RE BUSINESS HISTORY
                      MCDONNELL INVESTMENT MANAGEMENT, LLC

NAME AND POSITION WITH                                                                CONNECTION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY                         OTHER COMPANY
Mark Joseph Giura                       Van Kampen Management Inc.                    Vice President
Managing Director                       (Through 10/31/01)

                                        Van Kampen Asset Management Inc.              Vice President
                                        (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

                                        Van Kampen Investment                         Vice President
                                        Advisory Corp. (Through 10/31/01)

James Walter Pittinger                  Van Kampen Management Inc.                    Vice President
Managing Director                       (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

Stephen Wlodarski                       Van Kampen Management Inc.                    Vice President
Managing Director                       (Through 10/31/01)

                                        Van Kampen Advisors Inc.                      Vice President
                                        (Through 10/31/01)

                                        Van Kampen Asset Management                   Vice President
                                        Inc. (Through 10/31/01)

                                        Van Kampen Investment Advisory                Vice President
                                        Corp. (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

                          SCHEDULE RE BUSINESS HISTORY
                      MCDONNELL INVESTMENT MANAGEMENT, LLC
NAME AND POSITION WITH                                                                CONNECTION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY                         OTHER COMPANY

Richard A. Ciccarone                    Merritt Research Services, LLC                Manager, Chairman,
President Managing Director

                                        Van Kampen Asset Management                   Senior Vice President
                                        Inc. (Through 08/31/01)

                                        Van Kampen Investment Advisory                Senior Vice President
                                        Corp. (Through 08/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 08/31/01)

                                        Van Kampen Investments Inc.                   Sr. Vice President
                                        (Through 08/31/01)

Dirck Dwayne Davis                      Van Kampen Management Inc.                    Vice President
Vice President                          (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

Timothy H. Cook                         Van Kampen Management Inc.                    Vice President
Vice President                          (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

                          SCHEDULE RE BUSINESS HISTORY
                      MCDONNELL INVESTMENT MANAGEMENT, LLC
NAME AND POSITION WITH                                                                CONNECTION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY                         OTHER COMPANY

Diana Fay Jensen                        Van Kampen Management Inc.                    Vice President
Vice President                          (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

James Grabovac                          Self-Employed                                 Sole-Proprietor
Vice President                          (Through 07/21/02)

Christopher L. Oswald                   Van Kampen Investments Inc.                   Vice President
Vice President                          (Through 12/31/02)

Daniel T. Vande Velde                   Van Kampen Management Inc.                    Vice President
Vice President                          (Through 10/31/01)

                                        Van Kampen Funds Inc.                         Agent
                                        (Through 10/31/01)

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

The principal business address of Wellington Management Company, LLP ("Wellington Management") is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
   INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------
Kenneth Lee Abrams                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Nicholas Charles Adams                         --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Rand Lawrence Alexander                        --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Deborah Louise Allinson                        --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Steven C. Angeli                               --                              --
  Partner
-----------------------------------------------------------------------------------------------------
James Halsey Averill                           --                              --
  Partner
-----------------------------------------------------------------------------------------------------
John F. Averill                                --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Karl E. Bandtel                                --                              --
  Partner
-----------------------------------------------------------------------------------------------------
David W. Barnard                               --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Mark James Beckwith                            --                              --
  Partner
-----------------------------------------------------------------------------------------------------
James A. Bevilacqua                            --                              --
  Partner
-----------------------------------------------------------------------------------------------------


                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP
-----------------------------------------------------------------------------------------------------
Kevin J. Blake                                 --                              --
  Partner
-----------------------------------------------------------------------------------------------------
William Nicholas Booth                         --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Michael J. Boudens                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Paul Braverman                                 --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Robert A. Bruno                                --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Michael T. Carmen                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Maryann Evelyn Carroll                         --                              --
  Partner
-----------------------------------------------------------------------------------------------------
William R.H. Clark                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Cynthia M. Clarke                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Richard M. Coffman                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
John DaCosta                                   --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Pamela Dippel                                  --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Scott M. Elliott                               --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Robert Lloyd Evans                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------


                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP
-----------------------------------------------------------------------------------------------------
David R. Fassnacht                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Lisa de la Fuente Finkel                       --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Mark T. Flaherty                               --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Charles Townsend Freeman                       --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Laurie Allen Gabriel                           --                              --
  Managing Partner
-----------------------------------------------------------------------------------------------------
Ann C. Gallo                                   --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Subbiah Gopalraman                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Paul J. Hamel                                  --                              --
  Partner
-----------------------------------------------------------------------------------------------------
William J. Hannigan                            --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Lucius Tuttle Hill, III                        --                              --
  Partner
-----------------------------------------------------------------------------------------------------
James P. Hoffmann                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Jean M. Hynes                                  --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Steven T. Irons                                --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Paul David Kaplan                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------


                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP
-----------------------------------------------------------------------------------------------------
Lorraine A. Keady                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------
John Charles Keogh                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
George Cabot Lodge, Jr.                        --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Nancy Therese Lukitsh                          --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Mark Thomas Lynch                              --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Mark D. Mandel                                 --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Christine Smith Manfredi                       --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Earl Edward McEvoy                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Duncan Mathieu McFarland                       --                              --
  Managing Partner
-----------------------------------------------------------------------------------------------------
Matthew Edward Megargel                        --                              --
  Partner
-----------------------------------------------------------------------------------------------------
James Nelson Mordy                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Diane Carol Nordin                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Stephen T. O'Brien                             --                              --
  Partner
-----------------------------------------------------------------------------------------------------
Andrew S. Offit                                --                              --
  Partner
-----------------------------------------------------------------------------------------------------


                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP
----------------------------------------------------------------------------------------------------
Edward Paul Owens                              --                              --
  Partner
----------------------------------------------------------------------------------------------------
Saul Joseph Pannell                            --                              --
  Partner
----------------------------------------------------------------------------------------------------
Thomas Louis Pappas                            --                              --
  Partner
----------------------------------------------------------------------------------------------------
Jonathan Martin Payson                         --                              --
  Partner
----------------------------------------------------------------------------------------------------
Philip H. Perelmuter                           --                              --
  Partner
----------------------------------------------------------------------------------------------------
Robert Douglas Rands                           --                              --
  Partner
----------------------------------------------------------------------------------------------------
James Albert Rullo                             --                              --
  Partner
----------------------------------------------------------------------------------------------------
John Robert Ryan                               --                              --
  Managing Partner
----------------------------------------------------------------------------------------------------
Joseph Harold Schwartz                         --                              --
  Partner
----------------------------------------------------------------------------------------------------
James H. Shakin                                --                              --
  Partner
----------------------------------------------------------------------------------------------------
Theodore Shasta                                --                              --
  Partner
----------------------------------------------------------------------------------------------------
Andrew J. Shilling                             --                              --
  Partner
----------------------------------------------------------------------------------------------------
Binkley Calhoun Shorts                         --                              --
  Partner
----------------------------------------------------------------------------------------------------
Scott E. Simpson                               --                              --
  Partner
----------------------------------------------------------------------------------------------------


                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP
----------------------------------------------------------------------------------------------------
Trond Skramstad                                --                              --
  Partner
----------------------------------------------------------------------------------------------------
Stephen Albert Soderberg                       --                              --
  Partner
----------------------------------------------------------------------------------------------------
Haluk Soykan                                   --                              --
  Partner
----------------------------------------------------------------------------------------------------
Eric Stromquist                                --                              --
  Partner
----------------------------------------------------------------------------------------------------
Brendan James Swords                           --                              --
  Partner
----------------------------------------------------------------------------------------------------
Harriett Tee Taggart                           --                              --
  Partner
----------------------------------------------------------------------------------------------------
Frank L. Teixeira                              --                              --
  Partner
----------------------------------------------------------------------------------------------------
Perry Marques Traquina                         --                              --
  Partner
----------------------------------------------------------------------------------------------------
Nilesh P. Undavia                              --                              --
  Partner
----------------------------------------------------------------------------------------------------
Clare Villari                                  --                              --
  Partner
----------------------------------------------------------------------------------------------------
Kim Williams                                   --                              --
  Partner
----------------------------------------------------------------------------------------------------
Itsuki Yamashita                               --                              --
  Partner
----------------------------------------------------------------------------------------------------
David S. Zimble                                --                              --
  Partner
----------------------------------------------------------------------------------------------------

Please note the principal business address for Wellington Hedge Management, Inc. and Wellington Trust Company, NA is the same as Wellington Management. The principal business address for Wellington Management International Ltd is Stratton House, Stratton Street, London W1J 8LA, United Kingdom. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Investment Management Limited is Suite 4206, Two Exchange Square, Central, Hong Kong. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg S.C.A. is 33, boulevard Prince Henri, L-2014 Luxembourg.

                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY

State Street Research & Management Company (the "Adviser") is the investment manager of the Registrant. The Adviser provides discretionary investment management services to a variety of clients; including employee benefit plans, registered investment companies, unregistered investment companies, insurance company separate accounts and general account portfolios, endowments, foundations, and other institutional accounts. The information required by Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of State Street Research during the past two fiscal years is incorporated by reference to Schedules A and D of Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-18538).


                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                               NICHOLAS-APPLEGATE
Name and Position with Investment     Business and Other Connections      Position with Other Company
Adviser

Edward Blake Moore, Jr.               Nichoals-Applegate Holdings, LLC    Secretary and General Counsel
General Counsel
                                      Nicholas-Applegate Securities, LLC  General Counsel and Secretary

                                      Nicholas-Applegate Institutional    President
                                      Funds

Marna P. Whittington, Ph.D            Allianz Dresner Asset Management    Chief Operating Officer
President; Executive Committee
                                      Nicholas-Applegate Holdings, LLC
                                                                          President

                                      Nicholas-Applegate Securities, LLC  President

Eric Spencer Sagerman                 Nicholas-Applegate Southeast Asia   Director
Head of Global Marketing; Executive   Fund
Committee

                                      Nicholas-Applegate India Fund,      Director
                                      Ltd PCC

William Charles Maher, CPA            Nicholas-Applegate Holdings, LLC    Chief Financial Officer /
Chief Financial Officer                                                   Treasurer

                                      Nicholas-Applegate Institutional
                                      Funds                               Treasurer

                                      Nicholas-Applegate Securities,      Chief Financial Officer
                                      LLC

Peter James Johnson                   Nicholas-Applegate Securities,      Vice President
Sr. Vice President, Director of       LLC
Institutional Sales

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                               NICHOLAS-APPLEGATE

Charles H. Field, Jr.
Chief of Compliance and Deputy        Nicholas-Applegate Securities, LLC  Deputy General Counsel
General Counsel
                                      Nicholas-Applegate Institutional
                                      Funds                               Secretary

                                      Nicholas-Applegate Securities

                                      International LDC                   Vice President and Secretary

                                      Nicholas-Applegate U.S.
                                      Convertible Arbitrage Master        Director
                                      Fund, LTD

                                      Torrey Pines Master Fund, LTD       Director

                                      Nicholas-Applegate Southeast Asia
                                      Fund                                Director

                                      Nicholas-Applegate India Fund

                                                                          Director

Nicholas-Applegate Holdings LLC       Allianz Dresner Asset Management    Limited Partner
Managing Member

Allianz Dresner Asset Management of   Allianz of America, Inc.            Sole Shareholder
America, LLC
Limited Partner

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the 27th day of February 2004.

--------------------------------------------------------------------------------
                                                        ACTIVA MUTUAL FUND TRUST
--------------------------------------------------------------------------------

                                                        By   /s/ Allan D. Engel
                                                             -------------------
                                                             ALLAN D. ENGEL
                                                             President

--------------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

-------------------------------------------------------------------------------------------

Signature                             Title and Capacity                  Date
-------------------------------------------------------------------------------------------

/s/Allan D. Engel                     Principal Executive and             February 27, 2004
-----------------------------
ALLAN D. ENGEL                        Financial Officer and
                                      Trustee

/s/ James J. Rosloniec                Trustee                             February 27, 2004
-----------------------------


DONALD H. JOHNSON                     Trustee

WALTER T. JONES                       Trustee

RICHARD E. WAYMAN                     Trustee


By  /s/ Allan D. Engel                                                    February 27, 2004
    -----------------------------
    ALLAN D. ENGEL
    (Attorney-in-Fact)

                                POWER OF ATTORNEY


         WHEREAS, ACTIVA MUTUAL FUNDS TRUST (herein referred to as the Trust), files with the Securities and Exchange Commission, under the provisions of the Securities Act of 1933, as amended, and of the Investment Company Act of 1940, as amended, its Registration Statement relating to the sale of shares of Beneficial Interest ("Common Stock") of Amway Mutual Fund (the "Fund"), a Series of the Trust; and

         WHEREAS, each of the undersigned holds the office or offices in the Trust herein below set opposite his name, respectively;

         WHEREAS, THEREFORE, each of the undersigned hereby constitutes and appoints ALLAN D. ENGEL, individually, his attorney, with full power of substitution and with full power to act for him and in his name, place, and stead to sign his name, in the capacity or capacities set forth below, to the Registration Statement, relating to the sale of shares of Common Stock in the Funds, and to any and all amendments to such Registration Statement, and hereby ratifies and confirms all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hands this 4th day of December 2003.

         Donald H. Johnson, Trustee

         Walter T. Jones, Trustee

         Richard E. Wayman, Trustee

STATE OF MICHIGAN  }
                   }SS

COUNTRY OF KENT    }

         I, Patricia S. Grooters, a Notary Public in and for the County and State aforesaid, do hereby certify that the above-named Trustees, DONALD H. JOHNSON, WALTER T. JONES and RICHARD E. WAYMAN, of ACTIVA MUTUAL FUNDS TRUST, known to me and to be the same persons whose names are subscribed to the foregoing instrument, appeared before me this day in person and acknowledged that he executed the same instrument as his free and voluntary act and deed, for the uses and purposes therein set forth.

         IN WITNESS WHEREOF, I have hereto set my hand and notarial seal this 4th day of December 2003.

                                                 /s/ Patricia S. Grooters
                                                 -------------------------------
                                                     Patricia S. Grooters
                                                     Notary Public

                     CERTIFIED COPY OF CORPORATE RESOLUTION

         I, Allan D. Engel, Secretary of Activa Mutual Fund Trust, a Delaware business trust, having its principal place of business at 2905 Lucerne SE, Grand Rapids, Michigan 49546, hereby certify that the following is an extract from the minutes of a regular meeting of the Board of Trustees of said Trust held on December 4, 2003:

REGISTRATION STATEMENT REVIEW / POST EFFECTIVE AMENDMENT

         Mr. Engel reviewed with members of the Board of Trustees the fact that the Fund's Post-Effective Amendment would be filed during early February 2004 and the filing would be made pursuant to Rule 485 of the Securities Act of 1933. Also, Mr. Engel indicated that the filing would be made utilizing the Power of Attorney granted by the outside directors to Allan D. Engel, President.

         Following discussion by the Board, upon a motion by Mr. Johnson, seconded by Mr. Wayman, unanimously adopted the following resolutions:

         RESOLVED: That the Board of Trustees hereby approve for filing the Fund's Post Effective Amendment No. 53 and any subsequent amendment relating to this filing pursuant to Rule 485 of the Securities Act of 1933 to reflect changes recommended by outside legal counsel;

         FURTHER RESOLVED: That the Power of Attorney executed by the disinterested Trustees of the Fund, dated December 4, 2003 is hereby approved for use in conjunction with Post Effective Amendment No. 53 and any subsequent amendment relating to this filing; and

         FURTHER RESOLVED: That the Officers are hereby authorized to make all appropriate filings with the Securities and Exchange Commission and state regulatory authorities.

         I further certify that the foregoing resolutions are still in full force and effect.

         Dated this 4th day of December 2003.

                                            /s/ Allan D. Engel
                                            ------------------------------------
                                            Allan D. Engel
                                            Secretary of Amway Mutual Fund Trust